SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                      [ ]

         Post-Effective Amendment No.        5            (333-92297)     [X]
                                         ---------         ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              7       (File No. 811-7195)           [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code         (612) 671-3794

       James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2002 pursuant to paragraph  (b) of Rule 485

[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485

[ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN EXPRESS


NEW SOLUTIONS(R) VARIABLE ANNUITY


ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


FOR CONTRACTS PURCHASED IN PENNSYLVANIA: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY


FOR CONTRACTS PURCHASED IN ALL OTHER STATES: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. Prospectuses are also available for:


- American Express(R) Variable Portfolio Funds
- AIM Variable Insurance Funds
- Alliance Variable Products Series Fund
- Evergreen Variable Annuity Trust


- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2


- MFS(R) Variable Insurance Trust(SM)


- Putnam Variable Trust - Class IB Shares


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                      3
THE CONTRACT IN BRIEF                                          4
EXPENSE SUMMARY                                                6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                   27
FINANCIAL STATEMENTS                                          38
PERFORMANCE INFORMATION                                       39
THE VARIABLE ACCOUNT AND THE FUNDS                            40
GUARANTEE PERIOD ACCOUNTS (GPAS)                              44
THE ONE-YEAR FIXED ACCOUNT                                    47
BUYING YOUR CONTRACT                                          47
CHARGES                                                       49
VALUING YOUR INVESTMENT                                       53
MAKING THE MOST OF YOUR CONTRACT                              55
WITHDRAWALS                                                   59
TSA -- SPECIAL WITHDRAWAL PROVISIONS                          59
CHANGING OWNERSHIP                                            60
BENEFITS IN CASE OF DEATH                                     60
OPTIONAL BENEFITS                                             63
THE ANNUITY PAYOUT PERIOD                                     71
TAXES                                                         73
VOTING RIGHTS                                                 75
SUBSTITUTION OF INVESTMENTS                                   75
ABOUT THE SERVICE PROVIDERS                                   76
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE         77
DIRECTORS AND EXECUTIVE OFFICERS                              81
EXPERTS                                                       82
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                       83
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                         96
APPENDIX A: EXPENSE EXAMPLES FOR THE
  PERFORMANCE CREDIT RIDER                                    97
APPENDIX B: PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                                109

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.


CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS)(1),(2): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
- Roth IRAs under Section 408A of the Code
- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


(1) Not available under contracts purchased in Pennsylvania.
(2) The GPAs are not available under contracts issued in Maryland.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 40)

- the GPAs(1),(2) and the one-year fixed account(1), which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 44)



(1) Not available under contracts issued in Pennsylvania.
(2) The GPAs are not available under contracts issued in Maryland.



BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 47)

MINIMUM INITIAL PURCHASE PAYMENTS


  If paying by Systematic Investment Plan:
      $50 initial payment.
      $50 for additional payments.

  If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states.
      $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
      $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 56)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 59)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 60)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 60)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 63)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 71)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 73)

CHARGES: We assess certain charges in connection with your contract (p. 49):


- $40 annual contract administrative charge;


- if you select the Guaranteed Minimum Income Benefit Rider(1) (GMIB), an annual fee (currently 0.30%) based on the adjusted contract value;
- if you select the Performance Credit Rider(1) (PCR), an annual fee of 0.15% of the contract value;
- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


- withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);
- the operating expenses of the funds in which the subaccounts invest; and
- the total variable account expenses (if you make allocations to one or more subaccounts):



                                               VARIABLE ACCOUNT       TOTAL MORTALITY AND       TOTAL VARIABLE
                                             ADMINISTRATIVE CHARGE     EXPENSE RISK FEE        ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
  Return of Purchase Payment death benefit           0.15%                  0.85%                   1.00%
  Maximum Anniversary Value death benefit(3)         0.15                   0.95                    1.10

NONQUALIFIED ANNUITIES:
  Return of Purchase Payment death benefit           0.15                   1.10                    1.25
  Maximum Anniversary Value death benefit(3)         0.15                   1.20                    1.35


(1) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.


(2) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.
(3) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                      YEARS FROM PURCHASE                WITHDRAWAL CHARGE
                        PAYMENT RECEIPT                     PERCENTAGE
                             1                                  8%
                             2                                  8
                             3                                  7
                             4                                  7
                             5                                  6
                             6                                  5
                             7                                  3
                             Thereafter                         0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 51 and "The Annuity Payout Period -- Annuity Payout Plans" p. 72).


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                              $   40*

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                                   0.30%
(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                                   0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                    0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:          0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                               VARIABLE ACCOUNT       TOTAL MORTALITY AND       TOTAL VARIABLE
                                             ADMINISTRATIVE CHARGE     EXPENSE RISK FEE        ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
  Return of Purchase Payment death benefit           0.15%                  0.85%                   1.00%
  Maximum Anniversary Value death benefit            0.15                   0.95                    1.10

NONQUALIFIED ANNUITIES:
  Return of Purchase Payment death benefit           0.15                   1.10                    1.25
  Maximum Anniversary Value death benefit            0.15                   1.20                    1.35



ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                            MANAGEMENT          12b-1         OTHER
                                                               FEES             FEES         EXPENSES         TOTAL
AXP(R) Variable Portfolio -
       Cash Management Fund                                      .51%            .13%           .04%           .68%(1)
       Federal Income Fund                                       .61             .13            .10            .84(2)
       Managed Fund                                              .59             .13            .04            .76(1)
       NEW DIMENSIONS FUND(R)                                    .60             .13            .06            .79(1)
       S&P 500 Index Fund                                        .29             .13            .07            .49(2)
       Small Cap Advantage Fund                                  .73             .13            .30           1.16(2)

AIM V.I.
       Capital Appreciation Fund, Series I                       .61              --            .24            .85(3)
       Dent Demographic Trends Fund, Series I                    .71              --            .59           1.30(3),(4)
       Premier Equity Fund, Series I                             .60              --            .25            .85(3)
       (previously AIM V.I. Value Fund, Series I)

Alliance VP
       Growth and Income Portfolio (Class B)                     .63             .25            .04            .92(5)
       Premier Growth Portfolio (Class B)                       1.00             .25            .04           1.29(5)
       Technology Portfolio (Class B)                           1.00             .25            .08           1.33(5)

Evergreen VA
       Global Leaders Fund                                       .87              --            .13           1.00(6)
       Growth and Income Fund                                    .75              --            .20            .95(6)
       Masters Fund                                              .87              --            .13           1.00(6)
       Omega Fund                                                .52              --            .20            .72(6)
       Small Cap Value Fund                                      .87              --            .13           1.00(6)
       Strategic Income Fund                                     .51              --            .30            .81(6)

Fidelity VIP
       Contrafund(R) Portfolio (Service Class)                   .58             .10            .10            .78(7)
       High Income Portfolio (Service Class)                     .58             .10            .13            .81(7)
       Mid Cap Portfolio (Service Class)                         .58             .10            .11            .79(7)

FTVIPT
       Franklin Small Cap Fund - Class 2                         .45             .25            .31           1.01(8),(9)
       Mutual Shares Securities Fund - Class 2                   .60             .25            .19           1.04(8)
       Templeton Developing Markets Securities Fund - Class 2   1.25             .25            .32           1.82(8)
       Templeton Foreign Securities Fund - Class 2               .68             .25            .22           1.15(8),(9),(10)
       (previously FTVIPT Templeton International Securities
       Fund - Class 2)

                                        7

                                                            MANAGEMENT         12b-1          OTHER
                                                               FEES             FEES         EXPENSES         TOTAL
MFS(R)
       Investors Growth Stock Series - Service Class             .75%            .25%           .17%          1.17%(11),(12)
       New Discovery Series - Service Class                      .90             .25            .16           1.31(11),(12),(13)
       Total Return Series - Service Class                       .75             .25            .14           1.14(11),(12)

Putnam Variable Trust
       Putnam VT Growth and Income Fund - Class IB Shares        .46             .25            .05            .76(14)
       Putnam VT International New Opportunities Fund -
        Class IB Shares                                         1.00             .25            .24           1.49(14)
       Putnam VT Vista Fund - Class IB Shares                    .61             .25            .06            .92(14)



(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Expenses are after fee waivers and have been restated to reflect current fees. The Fund's advisor has contractually agreed to waive fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Total annual fund operating expenses before waiver were 1.44%
(5) Figures in "Management fees," "12b-1 fees." "Other expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2001.
(6) The total ratio of expenses to average net assets excludes expense reductions but includes fee waivers. From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursement at any time. Without 12b-1 fee waivers, "Other expenses" and "Total" would be 0.28% and 1.15% for Evergreen VA Global Leaders Fund, 0.19% and 1.06% for Evergreen VA Masters Fund, and 0.20% and 1.07% for Evergreen Small Cap Value Fund.
(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.
(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(11) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series, and 1.13% for Total Return Series.
(13) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(14) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on Class IB Shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Maximum Anniversary Value (MAV) death benefit rider. Under each fund you will find an example showing:

1) the base contract with no additional riders,
2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of the optional Guaranteed Minimum Income Benefit
   (GMIB),
5) the contract with selection of the optional GMIB and BP riders, and
6) the contract with selection of the optional GMIB and BPP riders.

Next we show expenses for a nonqualified annuity assuming selection of the Return of Purchase Payment (ROP) death benefit. Under each fund you will find an example showing:

1) the base contract with no additional riders,
2) the contract with selection of the optional BP rider, and
3) the contract with selection of the optional BPP rider.

We follow this information with expenses for a qualified annuity and selection of the MAV death benefit rider and then with expenses for a qualified annuity and selection of the ROP death benefit. For information on expenses associated with selection of the Performance Credit Rider, please see Appendix A.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ...



                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Cash Management Fund
        no additional riders                        $100.97   $134.76   $171.12  $239.34     $20.97   $64.76   $111.12   $239.34
        optional BP                                  103.53    142.49    184.07   265.44      23.53    72.49    124.07    265.44
        optional BPP                                 105.07    147.11    191.77   280.79      25.07    77.11    131.77    280.79
        optional GMIB                                104.05    144.03    186.64   270.58      24.05    74.03    126.64    270.58
        optional GMIB and BP                         106.61    151.71    199.42   295.92      26.61    81.71    139.42    295.92
        optional GMIB and BPP                        108.15    156.30    207.02   310.82      28.15    86.30    147.02    310.82

AXP(R) Variable Portfolio - Federal Income Fund
        no additional riders                         102.61    139.71    179.42   256.12      22.61    69.71    119.42    256.12
        optional BP                                  105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81
        optional BPP                                 106.71    152.02    199.92   296.92      26.71    82.02    139.92    296.92
        optional GMIB                                105.69    148.95    194.83   286.87      25.69    78.95    134.83    286.87
        optional GMIB and BP                         108.25    156.60    207.52   311.81      28.25    86.60    147.52    311.81
        optional GMIB and BPP                        109.79    161.18    215.08   326.47      29.79    91.18    155.08    326.47

AXP(R) Variable Portfolio - Managed Fund
        no additional riders                         101.79    137.24    175.28   247.76      21.79    67.24    115.28    247.76
        optional BP                                  104.35    144.95    188.18   273.66      24.35    74.95    128.18    273.66
        optional BPP                                 105.89    149.56    195.85   288.89      25.89    79.56    135.85    288.89
        optional GMIB                                104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
        optional GMIB and BP                         107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
        optional GMIB and BPP                        108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68

                                        9

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
AXP(R) Variable Portfolio - NEW
  DIMENSIONS FUND(R)
        no additional riders                        $102.10   $138.16   $176.84  $250.90     $22.10   $68.16   $116.84   $250.90
        optional BP                                  104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
        optional BPP                                 106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91
        optional GMIB                                105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81
        optional GMIB and BP                         107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87
        optional GMIB and BPP                        109.27    159.65    212.56   321.61      29.27    89.65    152.56    321.61

AXP(R) Variable Portfolio - S&P 500 Index Fund
        no additional riders                          99.02    128.86    161.20   219.07      19.02    58.86    101.20    219.07
        optional BP                                  101.59    136.62    174.24   245.66      21.59    66.62    114.24    245.66
        optional BPP                                 103.12    141.25    182.00   261.31      23.12    71.25    122.00    261.31
        optional GMIB                                102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
        optional GMIB and BP                         104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
        optional GMIB and BPP                        106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91

AXP(R) Variable Portfolio - Small
  Cap Advantage Fund
        no additional riders                         105.89    149.56    195.85   288.89      25.89    79.56    135.85    288.89
        optional BP                                  108.45    157.21    208.53   313.77      28.45    87.21    148.53    313.77
        optional BPP                                 109.99    161.79    216.08   328.41      29.99    91.79    156.08    328.41
        optional GMIB                                108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68
        optional GMIB and BP                         111.53    166.34    223.58   342.83      31.53    96.34    163.58    342.83
        optional GMIB and BPP                        113.07    170.89    231.03   357.03      33.07   100.89    171.03    357.03

AIM V.I. Capital Appreciation Fund, Series I
        no additional riders                         102.71    140.02    179.94   257.16      22.71    70.02    119.94    257.16
        optional BP                                  105.28    147.72    192.79   282.82      25.28    77.72    132.79    282.82
        optional BPP                                 106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92
        optional GMIB                                105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
        optional GMIB and BP                         108.35    156.91    208.03   312.79      28.35    86.91    148.03    312.79
        optional GMIB and BPP                        109.89    161.48    215.58   327.44      29.89    91.48    155.58    327.44

AIM V.I. Dent Demographic Trends Fund, Series I
        no additional riders                         107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
        optional BP                                  109.89    161.48    215.58   327.44      29.89    91.48    155.58    327.44
        optional BPP                                 111.43    166.04    223.08   341.88      31.43    96.04    163.08    341.88
        optional GMIB                                110.40    163.00    218.08   332.28      30.40    93.00    158.08    332.28
        optional GMIB and BP                         112.96    170.59    230.53   356.09      32.96   100.59    170.53    356.09
        optional GMIB and BPP                        114.50    175.12    237.94   370.10      34.50   105.12    177.94    370.10

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
        no additional riders                         102.71    140.02    179.94    257.16      22.71    70.02    119.94    257.16
        optional BP                                  105.28    147.72    192.79    282.82      25.28    77.72    132.79    282.82
        optional BPP                                 106.81    152.32    200.43    297.92      26.81    82.32    140.43    297.92
        optional GMIB                                105.79    149.26    195.34    287.88      25.79    79.26    135.34    287.88
        optional GMIB and BP                         108.35    156.91    208.03    312.79      28.35    86.91    148.03    312.79
        optional GMIB and BPP                        109.89    161.48    215.58    327.44      29.89    91.48    155.58    327.44

                                       10

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS    1 YEAR   3 YEARS   5 YEARS  10 YEARS
Alliance VP Growth and Income Portfolio
  (Class B)
      no additional riders                          $103.43   $142.18   $183.55  $264.41    $ 23.43  $ 72.18   $123.55   $264.41
      optional BP                                    105.99    149.87    196.36   289.90      25.99    79.87    136.36    289.90
      optional BPP                                   107.53    154.46    203.98   304.89      27.53    84.46    143.98    304.89
      optional GMIB                                  106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92
      optional GMIB and BP                           109.07    159.05    211.56   319.66      29.07    89.05    151.56    319.66
      optional GMIB and BPP                          110.61    163.61    219.08   334.20      30.61    93.61    159.08    334.20

Alliance VP Premier Growth Portfolio (Class B)
      no additional riders                           107.22    153.55    202.46   301.91      27.22    83.55    142.46    301.91
      optional BP                                    109.79    161.18    215.08   326.47      29.79    91.18    155.08    326.47
      optional BPP                                   111.32    165.74    222.58   340.92      31.32    95.74    162.58    340.92
      optional GMIB                                  110.30    162.70    217.58   331.31      30.30    92.70    157.58    331.31
      optional GMIB and BP                           112.86    170.28    230.04   355.15      32.86   100.28    170.04    355.15
      optional GMIB and BPP                          114.40    174.82    237.45   369.17      34.40   104.82    177.45    369.17

Alliance VP Technology Portfolio (Class B)
      no additional riders                           107.63    154.77    204.49   305.88      27.63    84.77    144.49    305.88
      optional BP                                    110.20    162.40    217.08   330.35      30.20    92.40    157.08    330.35
      optional BPP                                   111.73    166.95    224.57   344.74      31.73    96.95    164.57    344.74
      optional GMIB                                  110.71    163.92    219.58   335.17      30.71    93.92    159.58    335.17
      optional GMIB and BP                           113.27    171.49    232.02   358.91      33.27   101.49    172.02    358.91
      optional GMIB and BPP                          114.81    176.02    239.41   372.88      34.81   106.02    179.41    372.88

Evergreen VA Global Leaders Fund
      no additional riders                           104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BP                                    106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92
      optional BPP                                   108.35    156.91    208.03   312.79      28.35    86.91    148.03    312.79
      optional GMIB                                  107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB and BP                           109.89    161.48    215.58   327.44      29.89    91.48    155.58    327.44
      optional GMIB and BPP                          111.43    166.04    223.08   341.88      31.43    96.04    163.08    341.88

Evergreen VA Growth and Income Fund
      no additional riders                           103.74    143.10    185.10   267.50      23.74    73.10    125.10    267.50
      optional BP                                    106.30    150.79    197.89   292.91      26.30    80.79    137.89    292.91
      optional BPP                                   107.84    155.38    205.50   307.86      27.84    85.38    145.50    307.86
      optional GMIB                                  106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92
      optional GMIB and BP                           109.38    159.96    213.07   322.58      29.38    89.96    153.07    322.58
      optional GMIB and BPP                          110.91    164.52    220.58   337.09      30.91    94.52    160.58    337.09

Evergreen VA Masters Fund
      no additional riders                           104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BP                                    106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92
      optional BPP                                   108.35    156.91    208.03   312.79      28.35    86.91    148.03    312.79
      optional GMIB                                  107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB and BP                           109.89    161.48    215.58   327.44      29.89    91.48    155.58    327.44
      optional GMIB and BPP                          111.43    166.04    223.08   341.88      31.43    96.04    163.08    341.88

                                       11

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
Evergreen VA Omega Fund
      no additional riders                          $101.38   $136.00   $173.20  $243.56    $ 21.38  $ 66.00   $113.20   $243.56
      optional BP                                    103.94    143.72    186.12   269.56      23.94    73.72    126.12    269.56
      optional BPP                                   105.48    148.33    193.81   284.85      25.48    78.33    133.81    284.85
      optional GMIB                                  104.46    145.26    188.69   274.68      24.46    75.26    128.69    274.68
      optional GMIB and BP                           107.02    152.93    201.45   299.91      27.02    82.93    141.45    299.91
      optional GMIB and BPP                          108.56    157.52    209.04   314.76      28.56    87.52    149.04    314.76

Evergreen VA Small Cap Value Fund
      no additional riders                           104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BP                                    106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92
      optional BPP                                   108.35    156.91    208.03   312.79      28.35    86.91    148.03    312.79
      optional GMIB                                  107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB and BP                           109.89    161.48    215.58   327.44      29.89    91.48    155.58    327.44
      optional GMIB and BPP                          111.43    166.04    223.08   341.88      31.43    96.04    163.08    341.88

Evergreen VA Strategic Income Fund
      no additional riders                           102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional BP                                    104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional BPP                                   106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92
      optional GMIB                                  105.38    148.03    193.30   283.84      25.38    78.03    133.30    283.84
      optional GMIB and BP                           107.94    155.69    206.01   308.85      27.94    85.69    146.01    308.85
      optional GMIB and BPP                          109.48    160.26    213.57   323.56      29.48    90.26    153.57    323.56

Fidelity VIP Contrafund(R) Portfolio
  (Service Class)
      no additional riders                           102.00    137.85    176.32   249.86      22.00    67.85    116.32    249.86
      optional BP                                    104.56    145.57    189.20   275.70      24.56    75.57    129.20    275.70
      optional BPP                                   106.10    150.18    196.87   290.90      26.10    80.18    136.87    290.90
      optional GMIB                                  105.07    147.11    191.77   280.79      25.07    77.11    131.77    280.79
      optional GMIB and BP                           107.63    154.77    204.49   305.88      27.63    84.77    144.49    305.88
      optional GMIB and BPP                          109.17    159.35    212.06   320.63      29.17    89.35    152.06    320.63

Fidelity VIP High Income Portfolio (Service Class)
      no additional riders                           102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional BP                                    104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional BPP                                   106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92
      optional GMIB                                  105.38    148.03    193.30   283.84      25.38    78.03    133.30    283.84
      optional GMIB and BP                           107.94    155.69    206.01   308.85      27.94    85.69    146.01    308.85
      optional GMIB and BPP                          109.48    160.26    213.57   323.56      29.48    90.26    153.57    323.56

Fidelity VIP Mid Cap Portfolio (Service Class)
      no additional riders                           102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
      optional BP                                    104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
      optional BPP                                   106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91
      optional GMIB                                  105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81
      optional GMIB and BP                           107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87
      optional GMIB and BPP                          109.27    159.65    212.56   321.61      29.27    89.65    152.56    321.61

                                       12

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
FTVIPT Franklin Small Cap Fund - Class 2
      no additional riders                          $104.35   $144.95   $188.18  $273.66    $ 24.35  $ 74.95   $128.18   $273.66
      optional BP                                    106.92    152.63    200.94   298.92      26.92    82.63    140.94    298.92
      optional BPP                                   108.45    157.21    208.53   313.77      28.45    87.21    148.53    313.77
      optional GMIB                                  107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional GMIB and BP                           109.99    161.79    216.08   328.41      29.99    91.79    156.08    328.41
      optional GMIB and BPP                          111.53    166.34    223.58   342.83      31.53    96.34    163.58    342.83

FTVIPT Mutual Shares Securities Fund - Class 2
      no additional riders                           104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
      optional BP                                    107.22    153.55    202.46   301.91      27.22    83.55    142.46    301.91
      optional BPP                                   108.76    158.13    210.05   316.72      28.76    88.13    150.05    316.72
      optional GMIB                                  107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87
      optional GMIB and BP                           110.30    162.70    217.58   331.31      30.30    92.70    157.58    331.31
      optional GMIB and BPP                          111.84    167.25    225.07   345.69      31.84    97.25    165.07    345.69

FTVIPT Templeton Developing Markets Securities
  Fund - Class 2
      no additional riders                           112.66    169.68    229.05   353.27      32.66    99.68    169.05    353.27
      optional BP                                    115.22    177.23    241.38   376.56      35.22   107.23    181.38    376.56
      optional BPP                                   116.76    181.74    248.72   390.26      36.76   111.74    188.72    390.26
      optional GMIB                                  115.73    178.73    243.83   381.15      35.73   108.73    183.83    381.15
      optional GMIB and BP                           118.29    186.23    256.01   403.75      38.29   116.23    196.01    403.75
      optional GMIB and BPP                          119.83    190.71    263.25   417.04      39.83   120.71    203.25    417.04

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      no additional riders                           105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional BP                                    108.35    156.91    208.03   312.79      28.35    86.91    148.03    312.79
      optional BPP                                   109.89    161.48    215.58   327.44      29.89    91.48    155.58    327.44
      optional GMIB                                  108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70
      optional GMIB and BP                           111.43    166.04    223.08   341.88      31.43    96.04    163.08    341.88
      optional GMIB and BPP                          112.96    170.59    230.53   356.09      32.96   100.59    170.53    356.09

MFS(R) Investors Growth Stock Series -
  Service Class
      no additional riders                           105.99    149.87    196.36   289.90      25.99    79.87    136.36    289.90
      optional BP rider                              108.56    157.52    209.04   314.76      28.56    87.52    149.04    314.76
      optional BPP rider                             110.09    162.09    216.58   329.38      30.09    92.09    156.58    329.38
      optional GMIB rider                            109.07    159.05    211.56   319.66      29.07    89.05    151.56    319.66
      optional GMIB and BP riders                    111.63    166.65    224.08   343.78      31.63    96.65    164.08    343.78
      optional GMIB and BPP riders                   113.17    171.19    231.52   357.97      33.17   101.19    171.52    357.97

MFS(R) New Discovery Series - Service Class
      no additional riders                           107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional BP                                    109.99    161.79    216.08   328.41      29.99    91.79    156.08    328.41
      optional BPP                                   111.53    166.34    223.58   342.83      31.53    96.34    163.58    342.83
      optional GMIB                                  110.50    163.31    218.58   333.24      30.50    93.31    158.58    333.24
      optional GMIB and BP                           113.07    170.89    231.03   357.03      33.07   100.89    171.03    357.03
      optional GMIB and BPP                          114.60    175.42    238.43   371.03      34.60   105.42    178.43    371.03

                                       13

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
MFS(R) Total Return Series - Service Class
      no additional riders                          $105.69   $148.95   $194.83  $286.87    $ 25.69  $ 78.95   $134.83   $286.87
      optional BP                                    108.25    156.60    207.52   311.81      28.25    86.60    147.52    311.81
      optional BPP                                   109.79    161.18    215.08   326.47      29.79    91.18    155.08    326.47
      optional GMIB                                  108.76    158.13    210.05   316.72      28.76    88.13    150.05    316.72
      optional GMIB and BP                           111.32    165.74    222.58   340.92      31.32    95.74    162.58    340.92
      optional GMIB and BPP                          112.86    170.28    230.04   355.15      32.86   100.28    170.04    355.15

Putnam VT Growth and Income Fund - Class IB Shares
      no additional riders                           101.79    137.24    175.28   247.76      21.79    67.24    115.28    247.76
      optional BP                                    104.35    144.95    188.18   273.66      24.35    74.95    128.18    273.66
      optional BPP                                   105.89    149.56    195.85   288.89      25.89    79.56    135.85    288.89
      optional GMIB                                  104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional GMIB and BP                           107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional GMIB and BPP                          108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68

Putnam VT International New Opportunities
  Fund - Class IB Shares
      no additional riders                           109.27    159.65    212.56   321.61      29.27    89.65    152.56    321.61
      optional BP                                    111.84    167.25    225.07   345.69      31.84    97.25    165.07    345.69
      optional BPP                                   113.37    171.80    232.51   359.85      33.37   101.80    172.51    359.85
      optional GMIB                                  112.35    168.77    227.56   350.43      32.35    98.77    167.56    350.43
      optional GMIB and BP                           114.91    176.32    239.91   373.80      34.91   106.32    179.91    373.80
      optional GMIB and BPP                          116.45    180.84    247.25   387.54      36.45   110.84    187.25    387.54

Putnam VT Vista Fund - Class IB Shares
      no additional riders                           103.43    142.18    183.55   264.41      23.43    72.18    123.55    264.41
      optional BP                                    105.99    149.87    196.36   289.90      25.99    79.87    136.36    289.90
      optional BPP                                   107.53    154.46    203.98   304.89      27.53    84.46    143.98    304.89
      optional GMIB                                  106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92
      optional GMIB and BP                           109.07    159.05    211.56   319.66      29.07    89.05    151.56    319.66
      optional GMIB and BPP                          110.61    163.61    219.08   334.20      30.61    93.61    159.08    334.20

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the ROP death benefit (1.25% total variable account expense) assuming a 5% annual return and ...



                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Cash Management Fund
      no additional riders                          $ 99.95   $131.66   $165.91  $228.72    $ 19.95  $ 61.66   $105.91   $228.72
      optional BP                                    102.51    139.40    178.91   255.08      22.51    69.40    118.91    255.08
      optional BPP                                   104.05    144.03    186.64   270.58      24.05    74.03    126.64    270.58

AXP(R) Variable Portfolio - Federal Income Fund
      no additional riders                           101.59    136.62    174.24   245.66      21.59    66.62    114.24    245.66
      optional BP rider                              104.15    144.34    187.15   271.61      24.15    74.34    127.15    271.61
      optional BPP rider                             105.69    148.95    194.83   286.87      25.69    78.95    134.83    286.87

AXP(R) Variable Portfolio - Managed Fund
      no additional riders                           100.77    134.14    170.08   237.23      20.77    64.14    110.08    237.23
      optional BP                                    103.33    141.87    183.04   263.38      23.33    71.87    123.04    263.38
      optional BPP                                   104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      no additional riders                           101.07    135.07    171.64   240.40      21.07    65.07    111.64    240.40
      optional BP                                    103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional BPP                                   105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81

AXP(R) Variable Portfolio - S&P 500 Index Fund
      no additional riders                            98.00    125.74    155.94   208.25      18.00    55.74     95.94    208.25
      optional BP                                    100.56    133.52    169.04   235.11      20.56    63.52    109.04    235.11
      optional BPP                                   102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90

AXP(R) Variable Portfolio - Small Cap
  Advantage Fund
      no additional riders                           104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional BP                                    107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional BPP                                   108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68

AIM V.I. Capital Appreciation Fund, Series I
      no additional riders                           101.69    136.93    174.76   246.71      21.69    66.93    114.76    246.71
      optional BP                                    104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BPP                                   105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88

AIM V.I. Dent Demographic Trends Fund, Series I
      no additional riders                           106.30    150.79    197.89   292.91      26.30    80.79    137.89    292.91
      optional BP                                    108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70
      optional BPP                                   110.40    163.00    218.08   332.28      30.40    93.00    158.08    332.28

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      no additional riders                           101.69    136.93    174.76   246.71      21.69    66.93    114.76    246.71
      optional BP                                    104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BPP                                   105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88

Alliance VP Growth and Income Portfolio (Class B)
      no additional riders                           102.41    139.09    178.39   254.04      22.41    69.09    118.39    254.04
      optional BP                                    104.97    146.80    191.25   279.78      24.97    76.80    131.25    279.78
      optional BPP                                   106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92

                                       15

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
      no additional riders                          $106.20   $150.48   $197.38  $291.91    $ 26.20  $ 80.48   $137.38   $291.91
      optional BP                                    108.76    158.13    210.05   316.72      28.76    88.13    150.05    316.72
      optional BPP                                   110.30    162.70    217.58   331.31      30.30    92.70    157.58    331.31

Alliance VP Technology Portfolio (Class B)
      no additional riders                           106.61    151.71    199.42   295.92      26.61    81.71    139.42    295.92
      optional BP                                    109.17    159.35    212.06   320.63      29.17    89.35    152.06    320.63
      optional BPP                                   110.71    163.92    219.58   335.17      30.71    93.92    159.58    335.17

Evergreen VA Global Leaders Fund
      no additional riders                           103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional BP                                    105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional BPP                                   107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90

Evergreen VA Growth and Income Fund
      no additional riders                           102.71    140.02    179.94   257.16      22.71    70.02    119.94    257.16
      optional BP                                    105.28    147.72    192.79   282.82      25.28    77.72    132.79    282.82
      optional BPP                                   106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92

Evergreen VA Masters Fund
      no additional riders                           103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional BP                                    105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional BPP                                   107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90

Evergreen VA Omega Fund
      no additional riders                           100.36    132.90    168.00   232.98      20.36    62.90    108.00    232.98
      optional BP                                    102.92    140.64    180.97   259.24      22.92    70.64    120.97    259.24
      optional BPP                                   104.46    145.26    188.69   274.68      24.46    75.26    128.69    274.68

Evergreen VA Small Cap Value Fund
      no additional riders                           103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional BP                                    105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional BPP                                   107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90

Evergreen VA Strategic Income Fund
      no additional riders                           101.28    135.69    172.68   242.51      21.28    65.69    112.68    242.51
      optional BP                                    103.84    143.41    185.61   268.53      23.84    73.41    125.61    268.53
      optional BPP                                   105.38    148.03    193.30   283.84      25.38    78.03    133.30    283.84

Fidelity VIP Contrafund(R) Portfolio
  (Service Class)
      no additional riders                           100.97    134.76    171.12   239.34      20.97    64.76    111.12    239.34
      optional BP                                    103.53    142.49    184.07   265.44      23.53    72.49    124.07    265.44
      optional BPP                                   105.07    147.11    191.77   280.79      25.07    77.11    131.77    280.79

Fidelity VIP High Income Portfolio (Service Class)
      no additional riders                           101.28    135.69    172.68   242.51      21.28    65.69    112.68    242.51
      optional BP                                    103.84    143.41    185.61   268.53      23.84    73.41    125.61    268.53
      optional BPP                                   105.38    148.03    193.30   283.84      25.38    78.03    133.30    283.84

Fidelity VIP Mid Cap Portfolio (Service Class)
      no additional riders                           101.07    135.07    171.64   240.40      21.07    65.07    111.64    240.40
      optional BP                                    103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional BPP                                   105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81

                                       16

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
FTVIPT Franklin Small Cap Fund - Class 2
      no additional riders                          $103.33   $141.87   $183.04  $263.38    $ 23.33  $ 71.87   $123.04   $263.38
      optional BP                                    105.89    149.56    195.85   288.89      25.89    79.56    135.85    288.89
      optional BPP                                   107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89

FTVIPT Mutual Shares Securities Fund - Class 2
      no additional riders                           103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional BP                                    106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91
      optional BPP                                   107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87

FTVIPT Templeton Developing Markets Securities
  Fund - Class 2
      no additional riders                           111.63    166.65    224.08   343.78      31.63    96.65    164.08    343.78
      optional BP                                    114.19    174.21    236.46   367.32      34.19   104.21    176.46    367.32
      optional BPP                                   115.73    178.73    243.83   381.15      35.73   108.73    183.83    381.15

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      no additional riders                           104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74
      optional BP                                    107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional BPP                                   108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70

MFS(R) Investors Growth Stock Series -
  Service Class
      no additional riders                           104.97    146.80    191.25   279.78      24.97    76.80    131.25    279.78
      optional BP                                    107.53    154.46    203.98   304.89      27.53    84.46    143.98    304.89
      optional BPP                                   109.07    159.05    211.56   319.66      29.07    89.05    151.56    319.66

MFS(R) New Discovery Series - Service Class
      no additional riders                           106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92
      optional BP                                    108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68
      optional BPP                                   110.50    163.31    218.58   333.24      30.50    93.31    158.58    333.24

MFS(R) Total Return Series - Service Class
      no additional riders                           104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
      optional BP                                    107.22    153.55    202.46   301.91      27.22    83.55    142.46    301.91
      optional BPP                                   108.76    158.13    210.05   316.72      28.76    88.13    150.05    316.72

Putnam VT Growth and Income Fund - Class IB Shares
      no additional riders                           100.77    134.14    170.08   237.23      20.77    64.14    110.08    237.23
      optional BP                                    103.33    141.87    183.04   263.38      23.33    71.87    123.04    263.38
      optional BPP                                   104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76

Putnam VT International New Opportunities
  Fund - Class IB Shares
      no additional riders                           108.25    156.60    207.52   311.81      28.25    86.60    147.52    311.81
      optional BP                                    110.81    164.22    220.08   336.13      30.81    94.22    160.08    336.13
      optional BPP                                   112.35    168.77    227.56   350.43      32.35    98.77    167.56    350.43

Putnam VT Vista Fund - Class IB Shares
      no additional riders                           102.41    139.09    178.39   254.04      22.41    69.09    118.39    254.04
      optional BP                                    104.97    146.80    191.25   279.78      24.97    76.80    131.25    279.78
      optional BPP                                   106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional WAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ...



                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Cash Management Fund
      no additional riders                          $ 98.41   $126.99   $158.05  $212.59    $ 18.41  $ 56.99   $ 98.05   $212.59
      optional BP                                    100.97    134.76    171.12   239.34      20.97    64.76    111.12    239.34
      optional BPP                                   102.51    139.40    178.91   255.08      22.51    69.40    118.91    255.08
      optional GMIB                                  101.48    136.31    173.72   244.61      21.48    66.31    113.72    244.61
      optional GMIB and BP                           104.05    144.03    186.64   270.58      24.05    74.03    126.64    270.58
      optional GMIB and BPP                          105.58    148.64    194.32   285.86      25.58    78.64    134.32    285.86

AXP(R) Variable Portfolio - Federal Income Fund
      no additional riders                           100.05    131.97    166.43   229.79      20.05    61.97    106.43    229.79
      optional BP                                    102.61    139.71    179.42   256.12      22.61    69.71    119.42    256.12
      optional BPP                                   104.15    144.34    187.15   271.61      24.15    74.34    127.15    271.61
      optional GMIB                                  103.12    141.25    182.00   261.31      23.12    71.25    122.00    261.31
      optional GMIB and BP                           105.69    148.95    194.83   286.87      25.69    78.95    134.83    286.87
      optional GMIB and BPP                          107.22    153.55    202.46   301.91      27.22    83.55    142.46    301.91

AXP(R) Variable Portfolio - Managed Fund
      no additional riders                            99.23    129.48    162.25   221.22      19.23    59.48    102.25    221.22
      optional BP                                    101.79    137.24    175.28   247.76      21.79    67.24    115.28    247.76
      optional BPP                                   103.33    141.87    183.04   263.38      23.33    71.87    123.04    263.38
      optional GMIB                                  102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional GMIB and BP                           104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional GMIB and BPP                          106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      no additional riders                            99.54    130.41    163.82   224.44      19.54    60.41    103.82    224.44
      optional BP                                    102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
      optional BPP                                   103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional GMIB                                  102.61    139.71    179.42   256.12      22.61    69.71    119.42    256.12
      optional GMIB and BP                           105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81
      optional GMIB and BPP                          106.71    152.02    199.92   296.92      26.71    82.02    139.92    296.92

AXP(R) Variable Portfolio - S&P 500 Index Fund
      no additional riders                            96.46    121.06    148.02   191.82      16.46    51.06     88.02    191.82
      optional BP                                     99.02    128.86    161.20   219.07      19.02    58.86    101.20    219.07
      optional BPP                                   100.56    133.52    169.04   235.11      20.56    63.52    109.04    235.11
      optional GMIB                                   99.54    130.41    163.82   224.44      19.54    60.41    103.82    224.44
      optional GMIB and BP                           102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
      optional GMIB and BPP                          103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47

AXP(R) Variable Portfolio - Small Cap
  Advantage Fund
      no additional riders                           103.33    141.87    183.04   263.38      23.33    71.87    123.04    263.38
      optional BP                                    105.89    149.56    195.85   288.89      25.89    79.56    135.85    288.89
      optional BPP                                   107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional GMIB                                  106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92
      optional GMIB and BP                           108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68
      optional GMIB and BPP                          110.50    163.31    218.58   333.24      30.50    93.31    158.58    333.24

                                       18

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS  5 YEARS   10 YEARS
AIM V.I. Capital Appreciation Fund, Series I
      no additional riders                          $100.15   $132.28   $166.95  $230.85    $ 20.15  $ 62.28   $106.95   $230.85
      optional BP                                    102.71    140.02    179.94   257.16      22.71    70.02    119.94    257.16
      optional BPP                                   104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional GMIB                                  103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional GMIB and BP                           105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional GMIB and BPP                          107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90

AIM V.I. Dent Demographic Trends Fund, Series I
      no additional riders                           104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74
      optional BP                                    107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional BPP                                   108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70
      optional GMIB                                  107.84    155.38    205.50   307.86      27.84    85.38    145.50    307.86
      optional GMIB and BP                           110.40    163.00    218.08   332.28      30.40    93.00    158.08    332.28
      optional GMIB and BPP                          111.94    167.56    225.57   346.64      31.94    97.56    165.57    346.64

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      no additional riders                           100.15    132.28    166.95   230.85      20.15    62.28    106.95    230.85
      optional BP                                    102.71    140.02    179.94   257.16      22.71    70.02    119.94    257.16
      optional BPP                                   104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional GMIB                                  103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional GMIB and BP                           105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional GMIB and BPP                          107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90

Alliance VP Growth and Income Portfolio (Class B)
      no additional riders                           100.87    134.45    170.60   238.28      20.87    64.45    110.60    238.28
      optional BP                                    103.43    142.18    183.55   264.41      23.43    72.18    123.55    264.41
      optional BPP                                   104.97    146.80    191.25   279.78      24.97    76.80    131.25    279.78
      optional GMIB                                  103.94    143.72    186.12   269.56      23.94    73.72    126.12    269.56
      optional GMIB and BP                           106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92
      optional GMIB and BPP                          108.04    155.99    206.51   309.83      28.04    85.99    146.51    309.83

Alliance VP Premier Growth Portfolio (Class B)
      no additional riders                           104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
      optional BP                                    107.22    153.55    202.46   301.91      27.22    83.55    142.46    301.91
      optional BPP                                   108.76    158.13    210.05   316.72      28.76    88.13    150.05    316.72
      optional GMIB                                  107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87
      optional GMIB and BP                           110.30    162.70    217.58   331.31      30.30    92.70    157.58    331.31
      optional GMIB and BPP                          111.84    167.25    225.07   345.69      31.84    97.25    165.07    345.69

Alliance VP Technology Portfolio (Class B)
      no additional riders                           105.07    147.11    191.77   280.79      25.07    77.11    131.77    280.79
      optional BP                                    107.63    154.77    204.49   305.88      27.63    84.77    144.49    305.88
      optional BPP                                   109.17    159.35    212.06   320.63      29.17    89.35    152.06    320.63
      optional GMIB                                  108.15    156.30    207.02   310.82      28.15    86.30    147.02    310.82
      optional GMIB and BP                           110.71    163.92    219.58   335.17      30.71    93.92    159.58    335.17
      optional GMIB and BPP                          112.25    168.47    227.06   349.49      32.25    98.47    167.06    349.49

                                       19

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
Evergreen VA Global Leaders Fund
      no additional riders                          $101.69   $136.93   $174.76  $246.71    $ 21.69  $ 66.93   $114.76   $246.71
      optional BP                                    104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BPP                                   105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional GMIB                                  104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74
      optional GMIB and BP                           107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB and BPP                          108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70

Evergreen VA Growth and Income Fund
      no additional riders                           101.18    135.38    172.16   241.45      21.18    65.38    112.16    241.45
      optional BP                                    103.74    143.10    185.10   267.50      23.74    73.10    125.10    267.50
      optional BPP                                   105.28    147.72    192.79   282.82      25.28    77.72    132.79    282.82
      optional GMIB                                  104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional GMIB and BP                           106.81    152.32    200.43   297.92      26.81    82.32    140.43    297.92
      optional GMIB and BPP                          108.35    156.91    208.03   312.79      28.35    86.91    148.03    312.79

Evergreen VA Masters Fund
      no additional riders                           101.69    136.93    174.76   246.71      21.69    66.93    114.76    246.71
      optional BP                                    104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BPP                                   105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional GMIB                                  104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74
      optional GMIB and BP                           107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB and BPP                          108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70

Evergreen VA Omega Fund
      no additional riders                            98.82    128.24    160.15   216.92      18.82    58.24    100.15    216.92
      optional BP                                    101.38    136.00    173.20   243.56      21.38    66.00    113.20    243.56
      optional BPP                                   102.92    140.64    180.97   259.24      22.92    70.64    120.97    259.24
      optional GMIB                                  101.89    137.55    175.80   248.81      21.89    67.55    115.80    248.81
      optional GMIB and BP                           104.46    145.26    188.69   274.68      24.46    75.26    128.69    274.68
      optional GMIB and BPP                          105.99    149.87    196.36   289.90      25.99    79.87    136.36    289.90

Evergreen VA Small Cap Value Fund
      no additional riders                           101.69    136.93    174.76   246.71      21.69    66.93    114.76    246.71
      optional BP                                    104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63
      optional BPP                                   105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional GMIB                                  104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74
      optional GMIB and BP                           107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB and BPP                          108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70

Evergreen VA Strategic Income Fund
      no additional riders                            99.74    131.03    164.86   226.58      19.74    61.03    104.86    226.58
      optional BP                                    102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional BPP                                   103.84    143.41    185.61   268.53      23.84    73.41    125.61    268.53
      optional GMIB                                  102.82    140.33    180.46   258.20      22.82    70.33    120.46    258.20
      optional GMIB and BP                           105.38    148.03    193.30   283.84      25.38    78.03    133.30    283.84
      optional GMIB and BPP                          106.92    152.63    200.94   298.92      26.92    82.63    140.94    298.92

                                       20

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
Fidelity VIP Contrafund(R) Portfolio
  (Service Class)
      no additional riders                          $ 99.43   $130.10   $163.29  $223.37    $ 19.43  $ 60.10   $103.29   $223.37
      optional BP                                    102.00    137.85    176.32   249.86      22.00    67.85    116.32    249.86
      optional BPP                                   103.53    142.49    184.07   265.44      23.53    72.49    124.07    265.44
      optional GMIB                                  102.51    139.40    178.91   255.08      22.51    69.40    118.91    255.08
      optional GMIB and BP                           105.07    147.11    191.77   280.79      25.07    77.11    131.77    280.79
      optional GMIB and BPP                          106.61    151.71    199.42   295.92      26.61    81.71    139.42    295.92

Fidelity VIP High Income Portfolio (Service Class)
      no additional riders                            99.74    131.03    164.86   226.58      19.74    61.03    104.86    226.58
      optional BP                                    102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional BPP                                   103.84    143.41    185.61   268.53      23.84    73.41    125.61    268.53
      optional GMIB                                  102.82    140.33    180.46   258.20      22.82    70.33    120.46    258.20
      optional GMIB and BP                           105.38    148.03    193.30   283.84      25.38    78.03    133.30    283.84
      optional GMIB and BPP                          106.92    152.63    200.94   298.92      26.92    82.63    140.94    298.92

Fidelity VIP Mid Cap Portfolio (Service Class)
      no additional riders                            99.54    130.41    163.82   224.44      19.54    60.41    103.82    224.44
      optional BP                                    102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
      optional BPP                                   103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional GMIB                                  102.61    139.71    179.42   256.12      22.61    69.71    119.42    256.12
      optional GMIB and BP                           105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81
      optional GMIB and BPP                          106.71    152.02    199.92   296.92      26.71    82.02    139.92    296.92

FTVIPT Franklin Small Cap Fund - Class 2
      no additional riders                           101.79    137.24    175.28   247.76      21.79    67.24    115.28    247.76
      optional BP                                    104.35    144.95    188.18   273.66      24.35    74.95    128.18    273.66
      optional BPP                                   105.89    149.56    195.85   288.89      25.89    79.56    135.85    288.89
      optional GMIB                                  104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional GMIB and BP                           107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional GMIB and BPP                          108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68

FTVIPT Mutual Shares Securities Fund - Class 2
      no additional riders                           102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
      optional BP                                    104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
      optional BPP                                   106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91
      optional GMIB                                  105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81
      optional GMIB and BP                           107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87
      optional GMIB and BPP                          109.27    159.65    212.56   321.61      29.27    89.65    152.56    321.61

FTVIPT Templeton Developing Markets Securities
  Fund - Class 2
      no additional riders                           110.09    162.09    216.58   329.38      30.09    92.09    156.58    329.38
      optional BP                                    112.66    169.68    229.05   353.27      32.66    99.68    169.05    353.27
      optional BPP                                   114.19    174.21    236.46   367.32      34.19   104.21    176.46    367.32
      optional GMIB                                  113.17    171.19    231.52   357.97      33.17   101.19    171.52    357.97
      optional GMIB and BP                           115.73    178.73    243.83   381.15      35.73   108.73    183.83    381.15
      optional GMIB and BPP                          117.27    183.24    251.15   394.78      37.27   113.24    191.15    394.78

                                       21

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                   1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      no additional riders                          $103.23   $141.56   $182.52  $262.34    $ 23.23  $ 71.56   $122.52   $262.34
      optional BP                                    105.79    149.26    195.34   287.88      25.79    79.26    135.34    287.88
      optional BPP                                   107.33    153.85    202.97   302.90      27.33    83.85    142.97    302.90
      optional GMIB                                  106.30    150.79    197.89   292.91      26.30    80.79    137.89    292.91
      optional GMIB and BP                           108.86    158.44    210.55   317.70      28.86    88.44    150.55    317.70
      optional GMIB and BPP                          110.40    163.00    218.08   332.28      30.40    93.00    158.08    332.28

MFS(R) Investors Growth Stock Series -
  Service Class
      no additional riders                           103.43    142.18    183.55   264.41      23.43    72.18    123.55    264.41
      optional BP                                    105.99    149.87    196.36   289.90      25.99    79.87    136.36    289.90
      optional BPP                                   107.53    154.46    203.98   304.89      27.53    84.46    143.98    304.89
      optional GMIB                                  106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92
      optional GMIB and BP                           109.07    159.05    211.56   319.66      29.07    89.05    151.56    319.66
      optional GMIB and BPP                          110.61    163.61    219.08   334.20      30.61    93.61    159.08    334.20

MFS(R) New Discovery Series - Service Class
      no additional riders                           104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional BP                                    107.43    154.16    203.48   303.89      27.43    84.16    143.48    303.89
      optional BPP                                   108.97    158.74    211.05   318.68      28.97    88.74    151.05    318.68
      optional GMIB                                  107.94    155.69    206.01   308.85      27.94    85.69    146.01    308.85
      optional GMIB and BP                           110.50    163.31    218.58   333.24      30.50    93.31    158.58    333.24
      optional GMIB and BPP                          112.04    167.86    226.07   347.59      32.04    97.86    166.07    347.59

MFS(R) Total Return Series - Service Class
      no additional riders                           103.12    141.25    182.00   261.31      23.12    71.25    122.00    261.31
      optional BP                                    105.69    148.95    194.83   286.87      25.69    78.95    134.83    286.87
      optional BPP                                   107.22    153.55    202.46   301.91      27.22    83.55    142.46    301.91
      optional GMIB                                  106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91
      optional GMIB and BP                           108.76    158.13    210.05   316.72      28.76    88.13    150.05    316.72
      optional GMIB and BPP                          110.30    162.70    217.58   331.31      30.30    92.70    157.58    331.31

Putnam VT Growth and Income Fund - Class IB Shares
      no additional riders                            99.23    129.48    162.25   221.22      19.23    59.48    102.25    221.22
      optional BP                                    101.79    137.24    175.28   247.76      21.79    67.24    115.28    247.76
      optional BPP                                   103.33    141.87    183.04   263.38      23.33    71.87    123.04    263.38
      optional GMIB                                  102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional GMIB and BP                           104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional GMIB and BPP                          106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92

Putnam VT International New Opportunities
  Fund - Class IB Shares
      no additional riders                           106.71    152.02    199.92   296.92      26.71    82.02    139.92    296.92
      optional BP                                    109.27    159.65    212.56   321.61      29.27    89.65    152.56    321.61
      optional BPP                                   110.81    164.22    220.08   336.13      30.81    94.22    160.08    336.13
      optional GMIB                                  109.79    161.18    215.08   326.47      29.79    91.18    155.08    326.47
      optional GMIB and BP                           112.35    168.77    227.56   350.43      32.35    98.77    167.56    350.43
      optional GMIB and BPP                          113.89    173.31    234.98   364.52      33.89   103.31    174.98    364.52

                                       22


                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
Putnam VT Vista Fund - Class IB Shares
      no additional riders                          $100.87   $134.45   $170.60  $238.28    $ 20.87  $ 64.45   $110.60   $238.28
      optional BP                                    103.43    142.18    183.55   264.41      23.43    72.18    123.55    264.41
      optional BPP                                   104.97    146.80    191.25   279.78      24.97    76.80    131.25    279.78
      optional GMIB                                  103.94    143.72    186.12   269.56      23.94    73.72    126.12    269.56
      optional GMIB and BP                           106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92
      optional GMIB and BPP                          108.04    155.99    206.51   309.83      28.04    85.99    146.51    309.83

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the ROP death benefit (1.00% total variable account expense) assuming a 5% annual return and ...



                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Cash Management Fund
      no additional riders                          $ 97.38   $123.87   $152.78  $201.71    $ 17.38  $ 53.87   $ 92.78   $201.71
      optional BP                                     99.95    131.66    165.91   228.72      19.95    61.66    105.91    228.72
      optional BPP                                   101.48    136.31    173.72   244.61      21.48    66.31    113.72    244.61

AXP(R) Variable Portfolio - Federal Income Fund
      no additional riders                            99.02    128.86    161.20   219.07      19.02    58.86    101.20    219.07
      optional BP                                    101.59    136.62    174.24   245.66      21.59    66.62    114.24    245.66
      optional BPP                                   103.12    141.25    182.00   261.31      23.12    71.25    122.00    261.31

AXP(R) Variable Portfolio - Managed Fund
      no additional riders                            98.20    126.37    157.00   210.42      18.20    56.37     97.00    210.42
      optional BP                                    100.77    134.14    170.08   237.23      20.77    64.14    110.08    237.23
      optional BPP                                   102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      no additional riders                            98.51    127.30    158.57   213.67      18.51    57.30     98.57    213.67
      optional BP                                    101.07    135.07    171.64   240.40      21.07    65.07    111.64    240.40
      optional BPP                                   102.61    139.71    179.42   256.12      22.61    69.71    119.42    256.12

AXP(R) Variable Portfolio - S&P 500 Index Fund
      no additional riders                            95.44    117.93    142.71   180.73      15.44    47.93     82.71    180.73
      optional BP                                     98.00    125.74    155.94   208.25      18.00    55.74     95.94    208.25
      optional BPP                                    99.54    130.41    163.82   224.44      19.54    60.41    103.82    224.44

AXP(R) Variable Portfolio - Small Cap Advantage
  Fund
      no additional riders                           102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99
      optional BP                                    104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76
      optional BPP                                   106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92

AIM V.I. Capital Appreciation Fund, Series I
      no additional riders                            99.13    129.17    161.72   220.15      19.13    59.17    101.72    220.15
      optional BP                                    101.69    136.93    174.76   246.71      21.69    66.93    114.76    246.71
      optional BPP                                   103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34

AIM V.I. Dent Demographic Trends Fund, Series I
      no additional riders                           103.74    143.10    185.10   267.50      23.74    73.10    125.10    267.50
      optional BP                                    106.30    150.79    197.89   292.91      26.30    80.79    137.89    292.91
      optional BPP                                   107.84    155.38    205.50   307.86      27.84    85.38    145.50    307.86

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      no additional riders                            99.13    129.17    161.72   220.15      19.13    59.17    101.72    220.15
      optional BP                                    101.69    136.93    174.76   246.71      21.69    66.93    114.76    246.71
      optional BPP                                   103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34

Alliance VP Growth and Income Portfolio (Class B)
      no additional riders                            99.84    131.35    165.39   227.65      19.84    61.35    105.39    227.65
      optional BP                                    102.41    139.09    178.39   254.04      22.41    69.09    118.39    254.04
      optional BPP                                   103.94    143.72    186.12   269.56      23.94    73.72    126.12    269.56

Alliance VP Premier Growth Portfolio (Class B)
      no additional riders                           103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional BP                                    106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91
      optional BPP                                   107.74    155.08    205.00   306.87      27.74    85.08    145.00    306.87

                                       24

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                   1 YEAR     3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS  10 YEARS
Alliance VP Technology Portfolio (Class B)
      no additional riders                          $104.05   $144.03   $186.64  $270.58    $ 24.05  $ 74.03   $126.64   $270.58
      optional BP                                    106.61    151.71    199.42   295.92      26.61    81.71    139.42    295.92
      optional BPP                                   108.15    156.30    207.02   310.82      28.15    86.30    147.02    310.82

Evergreen VA Global Leaders Fund
      no additional riders                           100.66    133.83    169.56   236.17      20.66    63.83    109.56    236.17
      optional BP                                    103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional BPP                                   104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74

Evergreen VA Growth and Income Fund
      no additional riders                           100.15    132.28    166.95   230.85      20.15    62.28    106.95    230.85
      optional BP                                    102.71    140.02    179.94   257.16      22.71    70.02    119.94    257.16
      optional BPP                                   104.25    144.64    187.66   272.63      24.25    74.64    127.66    272.63

Evergreen VA Masters Fund
      no additional riders                           100.66    133.83    169.56   236.17      20.66    63.83    109.56    236.17
      optional BP                                    103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional BPP                                   104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74

Evergreen VA Omega Fund
      no additional riders                            97.79    125.12    154.89   206.07      17.79    55.12     94.89    206.07
      optional BP                                    100.36    132.90    168.00   232.98      20.36    62.90    108.00    232.98
      optional BPP                                   101.89    137.55    175.80   248.81      21.89    67.55    115.80    248.81

Evergreen VA Small Cap Value Fund
      no additional riders                           100.66    133.83    169.56   236.17      20.66    63.83    109.56    236.17
      optional BP                                    103.23    141.56    182.52   262.34      23.23    71.56    122.52    262.34
      optional BPP                                   104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74

Evergreen VA Strategic Income Fund
      no additional riders                            98.72    127.92    159.62   215.84      18.72    57.92     99.62    215.84
      optional BP                                    101.28    135.69    172.68   242.51      21.28    65.69    112.68    242.51
      optional BPP                                   102.82    140.33    180.46   258.20      22.82    70.33    120.46    258.20

Fidelity VIP Contrafund(R) Portfolio
  (Service Class)
      no additional riders                            98.41    126.99    158.05   212.59      18.41    56.99     98.05    212.59
      optional BP                                    100.97    134.76    171.12   239.34      20.97    64.76    111.12    239.34
      optional BPP                                   102.51    139.40    178.91   255.08      22.51    69.40    118.91    255.08

Fidelity VIP High Income Portfolio (Service Class)
      no additional riders                            98.72    127.92    159.62   215.84      18.72    57.92     99.62    215.84
      optional BP                                    101.28    135.69    172.68   242.51      21.28    65.69    112.68    242.51
      optional BPP                                   102.82    140.33    180.46   258.20      22.82    70.33    120.46    258.20

Fidelity VIP Mid Cap Portfolio (Service Class)
      no additional riders                            98.51    127.30    158.57   213.67      18.51    57.30     98.57    213.67
      optional BP                                    101.07    135.07    171.64   240.40      21.07    65.07    111.64    240.40
      optional BPP                                   102.61    139.71    179.42   256.12      22.61    69.71    119.42    256.12

FTVIPT Franklin Small Cap Fund - Class 2
      no additional riders                           100.77    134.14    170.08   237.23      20.77    64.14    110.08    237.23
      optional BP                                    103.33    141.87    183.04   263.38      23.33    71.87    123.04    263.38
      optional BPP                                   104.87    146.49    190.74   278.76      24.87    76.49    130.74    278.76

                                       25

                                                         A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                          END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR    3 YEARS   5 YEARS 10 YEARS     1 YEAR   3 YEARS  5 YEARS   10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
      no additional riders                          $101.07   $135.07   $171.64  $240.40    $ 21.07  $ 65.07   $111.64   $240.40
      optional BP                                    103.64    142.80    184.58   266.47      23.64    72.80    124.58    266.47
      optional BPP                                   105.17    147.41    192.28   281.81      25.17    77.41    132.28    281.81

FTVIPT Templeton Developing Markets Securities
  Fund - Class 2
      no additional riders                           109.07    159.05    211.56   319.66      29.07    89.05    151.56    319.66
      optional BP                                    111.63    166.65    224.08   343.78      31.63    96.65    164.08    343.78
      optional BPP                                   113.17    171.19    231.52   357.97      33.17   101.19    171.52    357.97

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      no additional riders                           102.20    138.47    177.35   251.95      22.20    68.47    117.35    251.95
      optional BP                                    104.76    146.18    190.23   277.74      24.76    76.18    130.23    277.74
      optional BPP                                   106.30    150.79    197.89   292.91      26.30    80.79    137.89    292.91

MFS(R) Investors Growth Stock Series - Service
  Class
      no additional riders                           102.41    139.09    178.39   254.04      22.41    69.09    118.39    254.04
      optional BP                                    104.97    146.80    191.25   279.78      24.97    76.80    131.25    279.78
      optional BPP                                   106.51    151.40    198.91   294.92      26.51    81.40    138.91    294.92

MFS(R) New Discovery Series - Service Class
      no additional riders                           103.84    143.41    185.61   268.53      23.84    73.41    125.61    268.53
      optional BP                                    106.40    151.10    198.40   293.92      26.40    81.10    138.40    293.92
      optional BPP                                   107.94    155.69    206.01   308.85      27.94    85.69    146.01    308.85

MFS(R) Total Return Series - Service Class
      no additional riders                           102.10    138.16    176.84   250.90      22.10    68.16    116.84    250.90
      optional BP                                    104.66    145.88    189.72   276.72      24.66    75.88    129.72    276.72
      optional BPP                                   106.20    150.48    197.38   291.91      26.20    80.48    137.38    291.91

Putnam VT Growth and Income Fund - Class IB Shares
      no additional riders                            98.20    126.37    157.00   210.42      18.20    56.37     97.00    210.42
      optional BP                                    100.77    134.14    170.08   237.23      20.77    64.14    110.08    237.23
      optional BPP                                   102.30    138.78    177.87   252.99      22.30    68.78    117.87    252.99

Putnam VT International New Opportunities
  Fund - Class IB Shares
      no additional riders                           105.69    148.95    194.83   286.87      25.69    78.95    134.83    286.87
      optional BP                                    108.25    156.60    207.52   311.81      28.25    86.60    147.52    311.81
      optional BPP                                   109.79    161.18    215.08   326.47      29.79    91.18    155.08    326.47

Putnam VT Vista Fund - Class IB Shares
      no additional riders                            99.84    131.35    165.39   227.65      19.84    61.35    105.39    227.65
      optional BP                                    102.41    139.09    178.39   254.04      22.41    69.09    118.39    254.04
      optional BPP                                   103.94    143.72    186.12   269.56      23.94    73.72    126.12    269.56



* In these examples, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of the subaccounts.



YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                     $   1.03   $   1.00         --
Accumulation unit value at end of period                                                           $   1.06   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                                 554         53         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
Simple yield(2)                                                                                        0.62%      4.94%        --
Compound yield(2)                                                                                      0.62%      5.07%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG2(1),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                     $   1.00   $   1.00         --
Accumulation unit value at end of period                                                           $   1.01   $   1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,828         --         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
Simple yield(2)                                                                                        0.53%        --         --
Compound yield(2)                                                                                      0.53%        --         --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCMG4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                     $   1.03   $   1.00         --
Accumulation unit value at end of period                                                           $   1.05   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,857        618         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
Simple yield(2)                                                                                        0.26%      4.58%        --
Compound yield(2)                                                                                      0.26%      4.69%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                     $   1.05   $   1.01   $   1.00
Accumulation unit value at end of period                                                           $   1.08   $   1.05   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                               2,250         --         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
Simple yield(2)                                                                                        0.39%      4.72%      4.62%
Compound yield(2)                                                                                      0.39%      4.83%      4.73%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF1(1),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.06   $   1.00         --
Accumulation unit value at end of period                                                           $   1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                                  30         --         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.05   $   1.00         --
Accumulation unit value at end of period                                                           $   1.10   $   1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,495         25         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.06   $   1.00         --
Accumulation unit value at end of period                                                           $   1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                                 799         15         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UFIF4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.06   $   1.00         --
Accumulation unit value at end of period                                                           $   1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,321         34         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       27

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD1(1),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.87   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 116         --         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.87   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 682         40         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMGD4(1) (INVESTING IN SHARES OF AXP(R )VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.86   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 200          3         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMGD1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.08   $   1.00
Accumulation unit value at end of period                                                           $   0.92   $   1.04   $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                 151          5         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(1),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.76   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                  20         --         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM2(1),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.76   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                  81         --         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.75   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                 193         32         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                     $   1.03   $   1.15   $   1.00
Accumulation unit value at end of period                                                           $   0.85   $   1.03   $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                               3,478      1,937         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                 112          7         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF2(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,567          2         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF3(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                 817         34         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

                                       28

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,756        110         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.96   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                   2          2         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA2(1),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP
   ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.96   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                  63         --         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USCA4(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.96   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                  57         --         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                     $   1.14   $   1.11   $   1.00
Accumulation unit value at end of period                                                           $   1.06   $   1.14   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                 276         85         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.91   $   1.00         --
Accumulation unit value at end of period                                                           $   0.69   $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)                                 646         12         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP2(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.90   $   1.00         --
Accumulation unit value at end of period                                                           $   0.68   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,995        160         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCAP4(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.90   $   1.00         --
Accumulation unit value at end of period                                                           $   0.68   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,944        311         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP1(4) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   1.11   $   1.26   $   1.00
Accumulation unit value at end of period                                                           $   0.84   $   1.11   $   1.26
Number of accumulation units outstanding at end of period (000 omitted)                               3,345      1,103         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT1(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.58   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                 113         12         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT2(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.58   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                 679        143         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       29

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT3(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.58   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                 143          7         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDDT4(1) (INVESTING IN SHARES OF AIM V.I. DENT DEMOGRAPHIC TRENDS FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.86   $   1.00         --
Accumulation unit value at end of period                                                           $   0.58   $   0.86         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,309        145         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.89   $   1.00         --
Accumulation unit value at end of period                                                           $   0.77   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)                                 761         56         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL2(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.89   $   1.00         --
Accumulation unit value at end of period                                                           $   0.77   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,524        321         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVAL4(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.89   $   1.00         --
Accumulation unit value at end of period                                                           $   0.77   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)                               4,983        623         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL1(4) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                     $   0.94   $   1.11   $   1.00
Accumulation unit value at end of period                                                           $   0.81   $   0.94   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                              10,352      4,769         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP1(1) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.97   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                                 640         31         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP2(1) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,601         65         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP3(1) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,152        213         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP4(1) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               4,722        292         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       30

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG1(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.80   $   1.00         --
Accumulation unit value at end of period                                                           $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                                 741         47         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG2(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.80   $   1.00         --
Accumulation unit value at end of period                                                           $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,531        438         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG3(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.80   $   1.00         --
Accumulation unit value at end of period                                                           $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,944        426         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UPRG4(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.80   $   1.00         --
Accumulation unit value at end of period                                                           $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                               5,808        700         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC1(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.69   $   1.00         --
Accumulation unit value at end of period                                                           $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                                 364         44         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC2(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.69   $   1.00         --
Accumulation unit value at end of period                                                           $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,387        216         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC3(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.69   $   1.00         --
Accumulation unit value at end of period                                                           $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                                 793        277         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTEC4(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                     $   0.69   $   1.00         --
Accumulation unit value at end of period                                                           $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,237        456         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL1(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                  78          8         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL2(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 481         65         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL3(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.83   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 183         17         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       31

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGL4(1) (INVESTING IN SHARES OF EVERGREEN VA GLOBAL LEADERS FUND)
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.83   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,186          4         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI1(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.91   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                  83         25         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI2(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.91   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                 153         18         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI3(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.90   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                 120         27         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEGI4(1) (INVESTING IN SHARES OF EVERGREEN VA GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   0.90   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                 178          6         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS1(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.82   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                  77         30         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS2(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.81   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 604         39         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS3(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.81   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 227          5         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEMS4(1) (INVESTING IN SHARES OF EVERGREEN VA MASTERS FUND)
Accumulation unit value at beginning of period                                                     $   0.98   $   1.00         --
Accumulation unit value at end of period                                                           $   0.81   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)                                 453         61         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM1(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND)
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.69   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                                 422         97         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM2(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND)
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.69   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,855        280         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       32

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM3(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND)
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.69   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,030        186         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UEOM4(1) (INVESTING IN SHARES OF EVERGREEN VA OMEGA FUND)
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.69   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,028        703         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC1(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                     $   1.17   $   1.00         --
Accumulation unit value at end of period                                                           $   1.37   $   1.17         --
Number of accumulation units outstanding at end of period (000 omitted)                                  69         10         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC2(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                     $   1.17   $   1.00         --
Accumulation unit value at end of period                                                           $   1.37   $   1.17         --
Number of accumulation units outstanding at end of period (000 omitted)                                 481         33         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC3(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                     $   1.17   $   1.00         --
Accumulation unit value at end of period                                                           $   1.37   $   1.17         --
Number of accumulation units outstanding at end of period (000 omitted)                                 120          1         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESC4(1) (INVESTING IN SHARES OF EVERGREEN VA SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                                                     $   1.17   $   1.00         --
Accumulation unit value at end of period                                                           $   1.36   $   1.17         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,562          7         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI1(1),(3) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   1.09   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                  79         --         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI2(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   1.09   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,187          8         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI3(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   1.09   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                 258         24         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UESI4(1) (INVESTING IN SHARES OF EVERGREEN VA STRATEGIC INCOME FUND)
Accumulation unit value at beginning of period                                                     $   1.04   $   1.00         --
Accumulation unit value at end of period                                                           $   1.09   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)                                 732         --         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF1(1) (INVESTING IN SHARES OF FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.85   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                                 232          4         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       33

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF2(1) (INVESTING IN SHARES OF FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,028        189         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF3(1) (INVESTING IN SHARES OF FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                                 457          2         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UCOF4(1) (INVESTING IN SHARES OF FIDELITY VIP CONTRAFUND(R) PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.97   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,866        191         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP1(1) (INVESTING IN SHARES OF FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.83   $   1.00         --
Accumulation unit value at end of period                                                           $   0.72   $   0.83         --
Number of accumulation units outstanding at end of period (000 omitted)                                 104          4         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP2(1) (INVESTING IN SHARES OF FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.72   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                                 793         27         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP3(1) (INVESTING IN SHARES OF FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.72   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                                 294         56         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UHIP4(1) (INVESTING IN SHARES OF FIDELITY VIP HIGH INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   0.82   $   1.00         --
Accumulation unit value at end of period                                                           $   0.72   $   0.82         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,031         50         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC1(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   1.21   $   1.00         --
Accumulation unit value at end of period                                                           $   1.16   $   1.21         --
Number of accumulation units outstanding at end of period (000 omitted)                                 468         23         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC2(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   1.21   $   1.00         --
Accumulation unit value at end of period                                                           $   1.15   $   1.21         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,134        134         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMDC4(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   1.21   $   1.00         --
Accumulation unit value at end of period                                                           $   1.15   $   1.21         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,607        222         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMDC1(4) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                     $   1.63   $   1.24   $   1.00
Accumulation unit value at end of period                                                           $   1.56   $   1.63   $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                               1,254        206         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------

                                       34

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.90   $   1.00         --
Accumulation unit value at end of period                                                           $   0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                                 312         52         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC2(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.90   $   1.00         --
Accumulation unit value at end of period                                                           $   0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,165        202         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC4(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.90   $   1.00         --
Accumulation unit value at end of period                                                           $   0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                               4,683        349         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1(4) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.21   $   1.43   $   1.00
Accumulation unit value at end of period                                                           $   1.01   $   1.21   $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                               2,844        855         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.09   $   1.00         --
Accumulation unit value at end of period                                                           $   1.16   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                                  61         21         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS2(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.09   $   1.00         --
Accumulation unit value at end of period                                                           $   1.16   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,321          7         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UMSS4(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.09   $   1.00         --
Accumulation unit value at end of period                                                           $   1.15   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,374         15         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS1(4) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.16   $   1.03   $   1.00
Accumulation unit value at end of period                                                           $   1.22   $   1.16   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 252         --         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS1(1),(3) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS
   SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.80   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                   9         --         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS2(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES
   FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.79   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                  41          2         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS3(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES
   FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.79   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                  17         17         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       35

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UDMS4(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES
   FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   0.87   $   1.00         --
Accumulation unit value at end of period                                                           $   0.79   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)                                 116          7         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT1(1),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
   CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.02   $   1.00         --
Accumulation unit value at end of period                                                           $   0.85   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                                 324         22         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT2(1),(3),(5)  (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
   FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.02   $   1.00         --
Accumulation unit value at end of period                                                           $   0.85   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                                 887         --         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT3(1),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
   CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.02   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                                 514         52         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT4(1),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND -
   CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                     $   1.02   $   1.00         --
Accumulation unit value at end of period                                                           $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,576         53         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
   CLASS)
Accumulation unit value at beginning of period                                                     $   0.95   $   1.00         --
Accumulation unit value at end of period                                                           $   0.71   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                                 326          3         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS2(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
   CLASS)
Accumulation unit value at beginning of period                                                     $   0.95   $   1.00         --
Accumulation unit value at end of period                                                           $   0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,288         71         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS3(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
   CLASS)
Accumulation unit value at beginning of period                                                     $   0.95   $   1.00         --
Accumulation unit value at end of period                                                           $   0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                                 662         75         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGRS4(1) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
   CLASS)
Accumulation unit value at beginning of period                                                     $   0.95   $   1.00         --
Accumulation unit value at end of period                                                           $   0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,928        187         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.01   $   1.00         --
Accumulation unit value at end of period                                                           $   0.95   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                                 115         27         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------

                                       36

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS2(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.01   $   1.00         --
Accumulation unit value at end of period                                                           $   0.95   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                                 317          7         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS4(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.01   $   1.00         --
Accumulation unit value at end of period                                                           $   0.94   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                                 454         76         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   0.93   $   1.00         --
Accumulation unit value at end of period                                                           $   0.87   $   0.93         --
Number of accumulation units outstanding at end of period (000 omitted)                                 293         35         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS1(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.12   $   1.00         --
Accumulation unit value at end of period                                                           $   1.10   $   1.12         --
Number of accumulation units outstanding at end of period (000 omitted)                                 792         45         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS2(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.12   $   1.00         --
Accumulation unit value at end of period                                                           $   1.10   $   1.12         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,440         86         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UTRS4(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.11   $   1.00         --
Accumulation unit value at end of period                                                           $   1.10   $   1.11         --
Number of accumulation units outstanding at end of period (000 omitted)                               3,493        141         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSTR1(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                     $   1.06   $   1.00         --
Accumulation unit value at end of period                                                           $   1.05   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,861         23         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN1(1),(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS
   IB SHARES)
Accumulation unit value at beginning of period                                                     $   1.07   $   1.00         --
Accumulation unit value at end of period                                                           $   0.99   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                                 287         --         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN2(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
   SHARES)
Accumulation unit value at beginning of period                                                     $   1.07   $   1.00         --
Accumulation unit value at end of period                                                           $   0.99   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,166         31         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIN4(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
   SHARES)
Accumulation unit value at beginning of period                                                     $   1.07   $   1.00         --
Accumulation unit value at end of period                                                           $   0.98   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,109         17         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIN1(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
   SHARES)
Accumulation unit value at beginning of period                                                     $   1.03   $   0.97   $   1.00
Accumulation unit value at end of period                                                           $   0.95   $   1.03   $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                                 963        146         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------------------------------

                                       37

YEAR ENDED DEC. 31,                                                                                  2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
   - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.76   $   1.00         --
Accumulation unit value at end of period                                                           $   0.53   $   0.76         --
Number of accumulation units outstanding at end of period (000 omitted)                                 199         63         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO2(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
   - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.76   $   1.00         --
Accumulation unit value at end of period                                                           $   0.53   $   0.76         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,015         86         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO3(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
   - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.76   $   1.00         --
Accumulation unit value at end of period                                                           $   0.53   $   0.76         --
Number of accumulation units outstanding at end of period (000 omitted)                                 461         96         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINO4(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND
   - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.76   $   1.00         --
Accumulation unit value at end of period                                                           $   0.53   $   0.76         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,359        155         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                 265         35         --
Ratio of operating expense to average net assets                                                       1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS2(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               2,325        216         --
Ratio of operating expense to average net assets                                                       1.10%      1.10%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS3(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               1,024        152         --
Ratio of operating expense to average net assets                                                       1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS4(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                     $   0.92   $   1.00         --
Accumulation unit value at end of period                                                           $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               7,086        487         --
Ratio of operating expense to average net assets                                                       1.35%      1.35%        --
---------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on May 30, 2000.


(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) The subaccount had no contract activity as of Dec. 31, 2000.


(4) Operations commenced on Nov. 9, 1999.
(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,
-  variable account administrative charge,
-  applicable mortality and expense risk fee,


-  MAV fee,
-  GMIB fee,
-  Benefit Protector Plus fee, and


- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT           INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
----------------     --------------------------     ---------------------------------------------     ------------------------------
UCMG1                AXP(R) Variable Portfolio -    Objective: maximum current income                 IDS Life Insurance Company
UCMG2                Cash Management Fund           consistent with liquidity and stability of        (IDSLife), investment
UCMG4                                               principal. Invests primarily in money             manager; American Express
PCMG1                                               market securities.                                Financial Corporation
                                                                                                      (AEFC), investment adviser.

UFIF1                AXP(R) Variable Portfolio -    Objective: a high level of current income         IDS Life, investment
UFIF2                Federal Income Fund            and safety of principal consistent with an        manager; AEFC, investment
UFIF3                                               investment in U.S. government and                 adviser.
UFIF4                                               government agency securities. Invests
                                                    primarily in debt obligations issued or
                                                    guaranteed as to principal and interest by
                                                    the U.S. government, its agencies or
                                                    instrumentalities.

UMGD1                AXP(R) Variable Portfolio -    Objective: maximum total investment return        IDS Life, investment
UMGD2                Managed Fund                   through a combination of capital growth and       manager; AEFC, investment
UMGD4                                               current income. Invests primarily in a            adviser.
PMGD1                                               combination of common and preferred stocks,
                                                    convertible securities, bonds and other
                                                    debt securities.

UNDM1                AXP(R) Variable Portfolio -    Objective: long-term growth of capital.           IDS Life, investment
UNDM2                NEW DIMENSIONS FUND(R)         Invests primarily in common stocks showing        manager; AEFC, investment
UNDM4                                               potential for significant growth.                 adviser.
PNDM1

USPF1                AXP(R) Variable Portfolio -    Objective: long-term capital appreciation.        IDS Life, investment
USPF2                S&P 500 Index Fund             Non-diversified fund that invests primarily       manager; AEFC, investment
USPF3                                               in securities that are expected to provide        adviser.
USPF4                                               investment results that correspond to the
                                                    performance of the S&P 500 Index.

USCA1                AXP(R) Variable Portfolio -    Objective: long-term capital growth.              IDS Life, investment
USCA2                Small Cap Advantage            Invests primarily in equity stocks of small       manager; AEFC, investment
USCA4                Fund                           companies that are often included in the          adviser;  Kenwood Capital
PSCA1                                               Russell 2000 Index and/or market                  Management LLC, sub-adviser.
                                                    capitalization under $2 billion.

UCAP1                AIM V.I. Capital               Objective: growth of capital. Invests             A I M Advisors, Inc.
UCAP2                Appreciation Fund,             principally in common stocks of companies
UCAP4                Series I                       likely to  benefit from new or innovative
PCAP1                                               products, services or processes as well as
                                                    those with above-average growth and
                                                    excellent prospects for future growth.

UDDT1                AIM V.I. Dent                  Objective: long term growth of capital.           A I M Advisors, Inc.
UDDT2                Demographic Trends Fund,       Seeks to meet its objective by investing in
UDDT3                Series I                       securities of companies that are likely to
UDDT4                                               benefit from changing demographic,
                                                    economic, and lifestyle trends.

                                       40

SUBACCOUNT           INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
----------------     --------------------------     ---------------------------------------------     ------------------------------
UVAL1                AIM V.I. Premier Equity        Objective: long-term growth of capital with       A I M Advisors, Inc.
UVAL2                Fund, Series I                 income as a secondary objective. Invests
UVAL4                (previously AIM V.I.           normally at least 80% of its net assets,
PVAL1                Value Fund,  Series I)         plus the amount of any borrowings for
                                                    investment purposes, in equity securities
                                                    including convertible securities. The fund
                                                    also may invest in preferred stocks and debt
                                                    instruments that have prospects for growth
                                                    of capital.

UGIP1                Alliance VP Growth and         Objective: reasonable current income and          Alliance Capital Management,
UGIP2                Income Portfolio (Class B)     reasonable appreciation. Invests primarily        L.P.
UGIP3                                               in dividend-paying common stocks of good
UGIP4                                               quality.

UPRG1                Alliance VP Premier            Objective: long-term growth of capital by         Alliance Capital Management,
UPRG2                Growth Portfolio (Class B)     pursuing aggressive investment policies.          L.P.
UPRG3                                               Invests primarily in equity securities of a
UPRG4                                               limited number of large, carefully
                                                    selected, high-quality U.S. companies that
                                                    are judged likely to achieve superior
                                                    earnings growth.

UTEC1                Alliance VP Technology         Objective: growth of capital. Current             Alliance Capital Management,
UTEC2                Portfolio (Class B)            income is only an incidental consideration.       L.P.
UTEC3                                               Invests primarily in securities of
UTEC4                                               companies expected to benefit from
                                                    technological advances and improvements.

UEGL1                Evergreen VA Global            Objective: long-term capital growth.              Evergreen Investment
UEGL2                Leaders Fund                   Invests primarily in a diversified                Management Company, LLC
UEGL3                                               portfolio of equity securities of companies
UEGL4                                               located in the world's major industrialized
                                                    countries. The Fund will make investments
                                                    in no less than three countries, which may
                                                    include the U.S., but may invest more than
                                                    25% of its assets in one country.

UEGI1                Evergreen VA Growth and        Objective: capital growth in the value of         Evergreen Investment
UEGI2                Income Fund                    its shares and current income. Invests in         Management Company, LLC
UEGI3                                               primarily common stocks of medium- to
UEGI4                                               large-sized U.S. companies. The Fund's
                                                    stock selection is based on
                                                    a diversified style of equity management
                                                    that allows it to invest in both
                                                    value and growth oriented
                                                    equity securities.

UEMS1                Evergreen VA Masters           Objective: long-term capital growth. The          Evergreen Investment
UEMS2                Fund                           portfolio's assets are invested on an             Management Company, LLC,
UEMS3                                               approximately equal basis among the               investment adviser;
UEMS4                                               following four styles, each implemented by        Evergreen Investment
                                                    a different  sub-investment adviser: 1)           Management Company, LLC, MFS
                                                    equity securities of U.S. and foreign             Institutional Advisors Inc.,
                                                    companies that are temporarily undervalued;       Oppenheimer Funds, Inc. and
                                                    2) equity securities expected to show             Putnam Investment
                                                    growth above that of the overall economy          Management, Inc.
                                                    and inflation; 3) blended growth and              sub-investment advisers.
                                                    value-oriented strategy focusing on foreign
                                                    and domestic large-cap equity securities;
                                                    and  4) growth oriented strategy focusing
                                                    on large-cap equity securities of U.S. and
                                                    foreign issuers.

                                       41

SUBACCOUNT           INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
----------------     --------------------------     ---------------------------------------------     ------------------------------
UEOM1                Evergreen VA Omega Fund        Objective: long-term capital growth.              Evergreen Investment
UEOM2                                               Invests primarily in common stocks of U.S.        Management Company, LLC
UEOM3                                               companies across all market
UEOM4                                               capitalizations.

UESC1                Evergreen VA Small Cap         Objective: capital growth in the value of         Evergreen Investment
UESC2                Value Fund                     its shares. Invests at least 80% of its           Management Company, LLC
UESC3                                               assets in common stocks of small U.S.
UESC4                                               companies having market capitalizations
                                                    within the range tracked by the Russell
                                                    2000(R) Index. The weighted average market
                                                    capitalization of the Fund will exceed the
                                                    level of the largest market capitalization
                                                    stock tracked on the Russell 2000(R)
                                                    Index. The Fund's equity securities will
                                                    include common stocks and securities
                                                    convertible into common stock.

UESI1                Evergreen VA Strategic         Objective: high current income from               Evergreen Investment
UESI2                Income Fund                    interest on debt securities with a                Management Company, LLC
UESI3                                               secondary objective of potential for growth
UESI4                                               of capital in selecting securities. Invests
                                                    primarily in domestic high-yield, high-risk
                                                    "junk" bonds and debt securities (which may
                                                    be denominated in U.S. dollars or in
                                                    non-U.S. currencies) of foreign governments
                                                    and foreign corporations.

UCOF1                Fidelity VIP Contrafund(R)     Strategy: long-term capital appreciation.         FMR, investment manager;
UCOF2                Portfolio (Service             Invests primarily in common stocks of             FMR U.K., and FMR Far East,
UCOF3                Class)                         foreign and domestic companies whose value        sub-investment advisers.
UCOF4                                               is not fully recognized by the public.

UHIP1                Fidelity VIP High Income       Strategy: high level of current income            FMR, investment manager;
UHIP2                Portfolio (Service             while also considering growth of capital.         FMR U.K. and FMR Far East,
UHIP3                Class)                         Invests primarily in foreign and domestic         sub-investment advisers.
UHIP4                                               issued income-producing debt securities,
                                                    preferred stocks and convertible securities,
                                                    with an emphasis on lower-quality
                                                    debt securities "junk bonds." May invest in
                                                    companies in troubled or uncertain financial
                                                    condition.

UMDC1                Fidelity VIP Mid Cap           Strategy: long-term growth of capital.            FMR, investment manager;
UMDC2                Portfolio (Service             Normally invests at least 80% of assets in        FMR U.K. and FMR Far East,
UMDC4                Class)                         securities of companies with medium market        sub-investment advisers.
PMDC1                                               capitalization common stocks.

USMC1                FTVIPT Franklin Small          Objective: long-term capital growth.              Franklin Advisers, Inc.
USMC2                Cap Fund - Class 2             Invests at least 80% of its net assets in
USMC4                                               investments of U.S. small capitalization
PSMC1                                               (small cap) companies with market cap
                                                    values not exceeding (i) $1.5 billion, or
                                                    (ii) the highest market cap value in
                                                    the Russell(R) 2000 Index, whichever is
                                                    greater, at the time of purchase. The
                                                    manager may continue to hold an investment
                                                    for further growth opportunities even if
                                                    the company is no longer small cap.

                                       42

SUBACCOUNT           INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                INVESTMENT ADVISER OR MANAGER
----------------     --------------------------     ---------------------------------------------     ------------------------------
UMSS1                FTVIPT Mutual Shares           Objective: capital appreciation with income       Franklin Mutual Advisers, LLC
UMSS2                Securities Fund - Class 2      as a secondary goal. Invests primarily in
UMSS4                                               equity securities of companies that the
PMSS1                                               manager believes are available at market
                                                    prices less than their value based on
                                                    certain recognized or objective criteria
                                                    (intrinsic value).

UDMS1                FTVIPT Templeton               Objective: long-term capital appreciation.        Templeton Asset Management
UDMS2                Developing Markets             Invests at least 80% of its net assets in         Ltd.
UDMS3                Securities Fund - Class 2      investments of emerging markets companies.
UDMS4

UINT1                FTVIPT Templeton Foreign       Objective: long-term capital growth.              Templeton Investment
UINT2                Securities Fund - Class        Invests at least 80% of its net assets in         Counsel, LLC
UINT3                2 (previously FTVIPT           foreign securities, including those in
UINT4                Templeton International        emerging markets.
                     Securities Fund - Class
                     2. FTVIPT Templeton
                     International Smaller
                     Companies Fund - Class 2
                     merged into this fund as
                     of April 30, 2002)

UGRS1                MFS(R) Investors Growth        Objective: long-term growth of capital and        MFS Investment Management(R)
UGRS2                Stock Series - Service         future income. Invests at least 80% of its
UGRS3                Class                          total assets in common stocks and related
UGRS4                                               securities of companies which MFS believes
                                                    offer better than average prospects for
                                                    long-term growth.

UNDS1                MFS(R) New Discovery           Objective: capital appreciation. Invests          MFS Investment Management(R)
UNDS2                Series - Service Class         primarily in equity securities of emerging
UNDS4                                               growth companies.
PSND1

UTRS1                MFS(R) Total Return Series     Objective: above-average income consistent        MFS Investment Management(R)
UTRS2                - Service Class                with the prudent employment of capital,
UTRS4                                               with growth of capital and income as a
PSTR1                                               secondary objective. Invests primarily in a
                                                    combination of equity and fixed income
                                                    securities.

UGIN1                Putnam VT Growth and           Objective: capital growth and current             Putnam Investment
UGIN2                Income Fund -  Class IB        income. The fund seeks its goal by                Management, LLC
UGIN4                Shares                         investing mainly in common stocks of U.S.
PGIN1                                               companies with a focus on value stocks that
                                                    offer the potential for capital growth,
                                                    current income or both.

UINO1                Putnam VT International        Objective: long-term capital appreciation.        Putnam Investment
UINO2                New Opportunities Fund -       The fund seeks its goal by investing mainly       Management, LLC
UINO3                Class IB Shares                in common stocks of companies outside the
UINO4                                               United States with a focus on growth stocks.

UVIS1                Putnam VT Vista Fund -         Objective: capital appreciation. The fund         Putnam Investment
UVIS2                Class IB Shares                seeks its goal by investing mainly in             Management, LLC
UVIS3                                               common stocks of U.S. companies with a
UVIS4                                               focus on  growth stocks.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established underIndiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.


The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.


When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


                     IF YOUR GPA RATE IS:                        THE MVA IS:
                Less than the new GPA rate + 0.10%                Negative
                Equal to the new GPA rate + 0.10%                 Zero
                Greater than the new GPA rate + 0.10%             Positive

GENERAL EXAMPLES
Assume:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.


SAMPLE MVA CALCULATIONS


The precise MVA formula we apply is as follows:

EARLY WITHDRAWAL AMOUNT X [((1 + i) / (1 + j + .001))
                          (TO THE POWER OF n/12) - 1]  = MVA

  Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

$1,000 X [(1.045 / (1 + .05 + .001))
         (TO THE POWER OF 84/12) - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

$1,000 X [(1.045 / (1 + .04 + .001))
         (TO THE POWER OF 84/12) - 1] = $27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.


THE ONE-YEAR FIXED ACCOUNT


Not available for contracts issued in Pennsylvania.

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


We will credit an interest rate bonus of 1% over our current interest crediting rate on each new purchase payment you make to the one-year fixed account. This 1% interest rate bonus will apply for a one-year period that begins on the date you make that purchase payment. At the end of the one-year period, we will change the interest rate that applies to that purchase payment as described above and we will no longer credit the 1% interest rate bonus. The 1% interest rate bonus may be more than offset by higher fees and charges (especially the withdrawal charge) associated with the bonus or by the withdrawal charges of another annuity contract you are replacing. Transfers or other allocations into the one-year fixed account are not eligible for the interest rate bonus.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):


 - the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);


 - how you want to make purchase payments;
 - the optional Maximum Anniversary Value Death Benefit Rider(2);


 - the optional Guaranteed Minimum Income Benefit Rider(3);


 - the optional Performance Credit Rider(3);
 - the optional Benefit Protector(SM) Death Benefit Rider(4);
 - the optional Benefit Protector(SM) Plus Death Benefit Rider(4); and
 - a beneficiary.


(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania. GPAs are also not available under contracts issued in Maryland and may not be available in other states as well.


(2) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.
(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contact issue. If you select the GMIB you must select the MAV rider.


(4) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:
 - no earlier than the 30th day after the contract's effective date; and
 - no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:


 - on or after the date the annuitant reaches age 59 1/2;
 - for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
 - for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

For contracts issued in Maryland, purchase payments are limited and may not be made after the first contract anniversary.


MINIMUM PURCHASE PAYMENTS


  If paying by SIP:
     $50 initial payment.
     $50 for additional payments.

  If paying by any other method:
     $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
     $2,000 initial payment for contracts issued in all other states. $100 for additional payments.


MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):


     $1,000,000

 * This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are base on whether the contract is a qualified annuity or a nonqualified annuity and the death benefit that applies to your contract.



                                                              QUALIFIED         NONQUALIFIED
                                                              ANNUITIES           ANNUITIES
      Return of Purchase Payment death benefit                  0.85%               1.10%
      Maximum Anniversary Value death benefit rider(1)          0.95                1.20


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

 - first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
 - then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.30%) based on the adjusted contract value for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.30% X (CV + ST - FAV)

    CV = contract value on the contract anniversary


    ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
   FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

EXAMPLE
 - You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.
 - On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
 - On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.


 - The GMIB fee percentage is 0.30%.

We calculate the charge for the GMIB as follows:


      Contract value on the contract anniversary:                                $ 73,250
      plus transfers from the subaccounts to the one-year fixed account
        in the six months before the contract anniversary:                        +15,000
      minus the value of the one-year fixed account on the contract anniversary:  -15,250
                                                                                 --------
                                                                                 $ 73,000
   The GMIB fee charged to you: 0.30% X $73,000 =                                $    219

PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.15% of your contract value for this optional feature if you select it(2). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE

We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE

We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(3) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.


WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.
2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.


3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

               YEARS FROM PURCHASE                     WITHDRAWAL CHARGE
                 PAYMENT RECEIPT                        PAYMENT RECEIPT
                        1                                     8%
                        2                                     8
                        3                                     7
                        4                                     7
                        5                                     6
                        6                                     5
                        7                                     3
                        Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------ = $1,075.27
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. With a qualified annuity, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. With a nonqualified annuity, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and


-  We received these payments


   -- $10,000 Jan. 1, 2002;
   -- $8,000 Feb. 28, 2009;
   -- $6,000 Feb. 20, 2010; and
- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and
-  The prior anniversary Jan. 1, 2011 contract value was $38,488.



WITHDRAWAL CHARGE   EXPLANATION
       $  0         $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
          0         $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
          0         $10,000 Jan. 1, 2002 purchase payment was received seven or more years before withdrawal and is withdrawn without withdrawal charge; and
        560         $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a
                    7% withdrawal charge; and
        420         $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
       ----
       $980

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-  amounts we refund to you during the free look period;* and
-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS(1)


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(2);


-  plus any purchase payment credits allocated to the fixed accounts;
-  plus interest credited;


- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the GMIB fee (if applicable);
-  minus any prorated portion of the PCR fee (if applicable);
-  minus any prorated portion of the Benefit Protector fee (if applicable); and
-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania.
(2) GPAs are not available under contracts issued in Maryland and may not be available in other states.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB fee, or the PCR fee.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-   dividing that sum by the previous adjusted net asset value per share; and


- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.


Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocate to the subaccounts;
-   any purchase payment credits allocated to the subaccounts;
-   transfers into or out of the subaccounts;
-   partial withdrawals;
-   withdrawal charges;


-   a prorated portion of the contract administrative charge;
-   a prorated portion of the GMIB fee (if applicable);
-   a prorated portion of the PCR fee (if applicable);
-   a prorated portion of the Benefit Protector fee (if applicable); and/or
-   a prorated portion of the Benefit Protector Plus fee (if applicable).


Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;
-   dividends distributed to the subaccounts;
-   capital gains or losses of funds;
-   fund operating expenses; and/or


- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                         NUMBER
                                                       AMOUNT        ACCUMULATION       OF UNITS
                                           MONTH      INVESTED        UNIT VALUE       PURCHASED
By investing an equal number
Of dollars each month                       Jan         $100             $20            5.00
                                            Feb          100              18            5.56
you automatically buy                       Mar          100              17            5.88
more units when the                         Apr          100              15            6.67
per unit market price is low      ->        May          100              16            6.25
                                            Jun          100              18            5.56
                                            Jul          100              17            5.88
and fewer units                             Aug          100              19            5.26
when the per unit                           Sept         100              21            4.76
market price is high.             ->        Oct          100              20            5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.


You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.


Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.


You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;


-   requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.
- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- We will not accept requests for transfers from the one-year fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-   Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
   Transfers or withdrawals:     $100 monthly
                                 $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:        $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                       Contract value or entire account balance
Withdrawals:                     $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:


-   payable to you;


-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:
    -- the withdrawal amount includes a purchase payment check that has not cleared;
    -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
    -- you are at least age 59 1/2;
    -- you are disabled as defined in the Code;
    -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH


There are two death benefit options under this contract: the Return of Purchase Payment Death Benefit (ROP) and the Maximum Anniversary Value (MAV) Death Benefit Rider. If either you or the annuitant are 80 or older at contract issue, we require the ROP death benefit. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit or the MAV death benefit rider (if it is available in your state) on your application. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:


1. contract value; or
2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                   PW X DB
   DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  ---------
                                                     CV

     PW = the partial withdrawal including any applicable withdrawal charge or
          MVA.
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE
-   You purchase the contract with a payment of $25,000 on Jan. 1, 2002.
-   On Jan. 1, 2003 you make an additional purchase payment of $5,000.
- On March 1, 2003 the contract value falls to $28,000. You take a $1,500 partial withdrawal leaving a contract value of $26,500.
-   On March 1, 2004 the contract value falls to $25,000.

    We calculate the ROP death benefit on March 1, 2004 as follows:



      Contract value at death:                                             $ 25,000.00
                                                                           ===========
      Purchase payments and purchase payment credits
      minus adjusted partial withdrawals:
        Total purchase payments and purchase payment credits:              $ 30,000.00
        minus ROP adjusted partial withdrawals calculated as:

        1,500 X 30,000
        -------------- =                                                     -1,607.14
            28,000                                                         -----------

      for a death benefit of:                                              $ 28,392.86
                                                                           ===========
    The ROP death benefit calculated as the greatest of these two values:  $ 28,392.86

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER

The MAV rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV rider is appropriate for your situation.

If the MAV rider is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV rider to your contract at the time of purchase. Once you select the MAV rider you may not cancel it. You must select the MAV rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The MAV rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:
1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
-   You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

    We calculate the MAV death benefit on March 1, 2003 as follows:


       Contract value at death:                                                $20,500.00
                                                                               ==========
       Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                              $20,000.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $20,000
         ---------------- =                                                     -1,363.64
              $22,000                                                          ----------

         for a death benefit of:                                               $18,636.36
                                                                               ==========
       The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
         Greatest of your contract anniversary contract values:                $24,000.00
         plus purchase payments made since that anniversary:                        +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $24,000
         ---------------- =                                                     -1,636.36
              $22,000                                                          ----------

       for a death benefit of:                                                 $22,363.64
                                                                               ==========
    The MAV death benefit, calculated as the greatest of these
    three values, which is the MAV:                                            $22,363.64

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

    Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
    70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
    70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:
    - the beneficiary asks us in writing within 60 days after we receive proof of death; and
    - payouts begin no later than one year following the year of your death; and
    - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-   the applicable death benefit,

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


TERMINATING THE BENEFIT PROTECTOR


-   You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.
- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit rider on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:



    MAV rider (contract value):                                               $110,000
    plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
       previously withdrawn):
       0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                              --------
    Total death benefit of:                                                   $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



    MAV rider (MAV):                                                          $110,000
    plus the Benefit Protector benefit (40% of earnings at death):
       0.40 X ($110,000 - $100,000) =                                           +4,000
                                                                              --------
    Total death benefit of:                                                   $114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



    MAV rider (MAV adjusted for partial withdrawals):                         $ 57,619
    plus the Benefit Protector benefit (40% of earnings at death):
       0.40 X ($57,619 - $55,000) =                                             +1,048
                                                                              --------
    Total death benefit of:                                                   $ 58,667



- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:



    MAV rider (contract value):                                               $200,000
    plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                    +55,000
                                                                              --------
    Total death benefit of:                                                   $255,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



    MAV rider (contract value less any purchase payment credits
    added in the last 12 months):                                             $249,500
    plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                    +55,000
                                                                              --------
    Total death benefit of:                                                   $304,500



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



    MAV rider (contract value):                                               $250,000
    plus the Benefit Protector benefit (40% of earnings
       at death, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old):
       0.40 X ($250,000 - $105,000) =                                          +58,000
                                                                              --------
    Total death benefit of:                                                   $308,000



IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.


NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
-   the benefits payable under the Benefit Protector described above,

PLUS
- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:


                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%


Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-   the applicable death benefit PLUS


                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD ...       OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One                           Zero                                              Zero
Two                           40% X earnings at death (see above)               15% X earnings at death
Three and Four                40% X (earnings at death + 25% of initial         15% X (earnings at death + 25% of initial
                              purchase payment*)                                purchase payment*)
Five or more                  40% X (earnings at death + 50% of initial         15% X (earnings at death + 50% of initial
                              purchase payment*)                                purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


TERMINATING THE BENEFIT PROTECTOR PLUS


-   You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR PLUS
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.
- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit rider, which is the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:



      MAV rider (contract value):                                                      $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments  not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                     +4,000
                                                                                       --------
    Total death benefit of:                                                            $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



      MAV rider (MAV):                                                                 $110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($110,000 - $100,000) =                                                     +4,000
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 X $100,000 =                                   +10,000
                                                                                       --------
    Total death benefit of:                                                            $124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



      MAV rider (MAV adjusted for partial withdrawals):                                $ 57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
      0.40 X ($57,619 - $55,000) =                                                       +1,048
      plus 10% of purchase payments made within 60 days of contract
      issue and not previously withdrawn: 0.10 X $55,000 =                               +5,500
                                                                                       --------
    Total death benefit of:                                                            $ 64,167



- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:



      MAV rider (contract value):                                                      $200,000
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of 100%
      of purchase payments not previously withdrawn
      that are one or more years old                                                    +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 X $55,000 =                     +11,000
                                                                                       --------
    Total death benefit of:                                                            $266,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:



      MAV rider (contract value less any purchase payment credits
      added in the last 12 months):                                                    $249,500
      plus the Benefit Protector Plus benefit which equals
      40% of earnings at death, up to a maximum of
      100% of purchase payments not previously withdrawn
      that are one or more years old                                                    +55,000
      plus 20% of purchase payments made within 60 days of
      contract issue and not previously withdrawn: 0.20 X $55,000 =                     +11,000
                                                                                       --------
    Total death benefit of:                                                            $315,500



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:



      MAV rider (contract value):                                                      $250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death
      (MAV rider minus payments not previously withdrawn):
      0.40 X ($250,000 - $105,000) =                                                    +58,000
      plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                    +11,000
                                                                                       --------
    Total death benefit of:                                                            $319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-   you must hold the GMIB for 7 years,
-   the GMIB terminates after the annuitant's 86th birthday,
-   you can only exercise the GMIB within 30 days after a contract anniversary,
- the MAV we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and


-   there are additional costs associated with the rider.


Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges"). You cannot select the GMIB if you add the Performance Credit Rider to your contract. You must elect the GMIB along with the MAV rider at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB


- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
-   the annuitant on the retirement date must be between 50 and 86 years old.
- you can only take an annuity payout under one of the following annuity payout plans:
    -- Plan A - Life Annuity -- no refund
    -- Plan B - Life Annuity with ten years certain
    -- Plan D - Joint and last survivor life  annuity -- no refund
-   you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;
2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or
3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Keep in mind that the MAV is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                            PMT X CVG
                            ---------
                               ECV

    PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.
    CVG = current contract value at the time you exercise the GMIB.
    ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.


TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first rider anniversary.
-   You may terminate the rider any time after the seventh rider anniversary.
-   The rider will terminate on the date:
    -- you make a full withdrawal from the contract;
    -- a death benefit is payable; or
    -- you choose to begin taking annuity payouts under the regular contract provisions.
- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.


EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-   There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                 GMIB
ANNIVERSARY            CONTRACT VALUE      PURCHASE PAYMENTS         MAV             BENEFIT BASE
  1                      $107,000             $101,000            $107,000
  2                       125,000              101,000             125,000
  3                       132,000              101,000             132,000
  4                       150,000              101,000             150,000
  5                        85,000              101,000             150,000
  6                       120,000              101,000             150,000
  7                       138,000              101,000             150,000             $150,000
  8                       152,000              101,000             152,000              152,000
  9                       139,000              101,000             152,000              152,000
 10                       126,000              101,000             152,000              152,000
 11                       138,000              101,000             152,000              152,000
 12                       147,000              101,000             152,000              152,000
 13                       163,000              101,000             163,000              163,000
 14                       159,000              101,000             163,000              163,000
 15                       215,000              101,000             215,000              215,000

NOTE: The MAV is limited after age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                          MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                 PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                   GMIB                    LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE               BENEFIT BASE                   NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                    $152,000 (MAV)                     $   791.92          $   770.64              $630.80
 15                     215,000 (Contract Value = MAV)      1,281.40            1,221.20               991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                     PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                               LIFE ANNUITY--     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE          CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                    $126,000              $   656.46          $   638.82              $522.90
 15                     215,000                1,281.40            1,221.20               991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.


INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.


TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                 -------
                                                    CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      TV = the target value on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

                            5% X (PP - PCRPW - PP5)

        PP = total purchase payments and purchase payment credits.


     PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.


       PP5 = purchase payments and purchase payment credits made in the prior five years.

             We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).


We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR


- You may terminate the PCR within 30 days following the first rider anniversary.
- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.
-   The PCR will terminate on the date:.
    -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.


EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract


-   There are no additional purchase payments and no partial withdrawals


-   On Jan. 1, 2012, the contract value is $200,000
- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 X (1.072)(10) = $101,000 X 2.00423 = $202,427.

    Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:.

    5% X (PP - TVPW - PP5) = 1.05 X ($101,000 - 0 - 0) = $5,050.

    After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.
- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-   the annuity payout plan you select;
-   the annuitant's age and, in most cases, sex;
-   the annuity table in the contract; and
-   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.


WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;
-   because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
-   the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-   the reserve held in each subaccount for your contract; divided by
-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-   laws or regulations change;
-   the existing funds become unavailable; or
-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-   add new subaccounts;
-   combine any two or more subaccounts;
-   make additional subaccounts investing in additional funds;
-   transfer assets to and from the subaccounts or the variable account; and
-   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



(THOUSANDS)                                     2001           2000           1999           1998           1997
-------------------------------------------------------------------------------------------------------------------
Net investment income                      $    271,718   $    299,759   $    322,746   $    340,219   $    332,268
Net (loss) gain on investments                  (89,920)           469          6,565         (4,788)          (509)
Other                                            16,245         12,248          8,338          7,662          6,329
TOTAL REVENUES                             $    198,043   $    312,476   $    337,649   $    343,093   $    338,088
(LOSS) INCOME BEFORE INCOME TAXES          $    (63,936)  $     38,452   $     50,662   $     36,421   $     44,958
NET (LOSS) INCOME                          $    (41,728)  $     24,365   $     33,987   $     22,026   $     28,313
TOTAL ASSETS                               $  5,275,681   $  4,652,221   $  4,603,343   $  4,885,621   $  4,973,413
-------------------------------------------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:
American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:
Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES
In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT
The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES
The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS
Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS
Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION
The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES
As of Dec. 31, 2001, we had no employees.

PROPERTIES
We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS
GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS
LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 21
Rating Agencies                                          p. 22
Principal Underwriter                                    p. 22
Independent Auditors                                     p. 22
Financial Statements

APPENDIX A: EXPENSE EXAMPLES FOR THE PERFORMANCE CREDIT RIDER

Examples*: These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Performance Credit Rider (PCR) followed by expenses for a qualified annuity assuming selection of the optional PCR. Under each fund you will find an example showing:

1) the contract with selection of the Maximum Anniversary Value (MAV) death benefit and no additional riders,
2) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of the Return of Purchase Payment (ROP) death benefit rider and no additional riders,
5) the contract with selection of the ROP death benefit and the optional BP riders, and
6) the contract with selection of the ROP death benefit and the optional BPP riders.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...



                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS      1 YEAR    3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Cash Management Fund
       MAV with no additional riders               $ 102.51  $ 139.40   $178.91   $255.08     $  22.51   $ 69.40   $118.91   $255.08
       MAV with optional BP                          105.07    147.11    191.77    280.79        25.07     77.11    131.77    280.79
       MAV with optional BPP                         106.61    151.71    199.42    295.92        26.61     81.71    139.42    295.92
       ROP with no additional riders                 101.48    136.31    173.72    244.61        21.48     66.31    113.72    244.61
       ROP with optional BP                          104.05    144.03    186.64    270.58        24.05     74.03    126.64    270.58
       ROP with optional BPP                         105.58    148.64    194.32    285.86        25.58     78.64    134.32    285.86

AXP(R) Variable Portfolio - Federal Income Fund
       MAV with no additional riders                 104.15    144.34    187.15    271.61        24.15     74.34    127.15    271.61
       MAV with optional BP                          106.71    152.02    199.92    296.92        26.71     82.02    139.92    296.92
       MAV with optional BPP                         108.25    156.60    207.52    311.81        28.25     86.60    147.52    311.81
       ROP with no additional riders                 103.12    141.25    182.00    261.31        23.12     71.25    122.00    261.31
       ROP with optional BP                          105.69    148.95    194.83    286.87        25.69     78.95    134.83    286.87
       ROP with optional BPP                         107.22    153.55    202.46    301.91        27.22     83.55    142.46    301.91

AXP(R) Variable Portfolio - Managed Fund
       MAV with no additional riders                 103.33    141.87    183.04    263.38        23.33     71.87    123.04    263.38
       MAV with optional BP                          105.89    149.56    195.85    288.89        25.89     79.56    135.85    288.89
       MAV with optional BPP                         107.43    154.16    203.48    303.89        27.43     84.16    143.48    303.89
       ROP with no additional riders                 102.30    138.78    177.87    252.99        22.30     68.78    117.87    252.99
       ROP with optional BP                          104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
       ROP with optional BPP                         106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
       MAV with no additional riders                 103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47
       MAV with optional BP                          106.20    150.48    197.38    291.91        26.20     80.48    137.38    291.91
       MAV with optional BPP                         107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87
       ROP with no additional riders                 102.61    139.71    179.42    256.12        22.61     69.71    119.42    256.12
       ROP with optional BP                          105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
       ROP with optional BPP                         106.71    152.02    199.92    296.92        26.71     82.02    139.92    296.92

                                       97

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS      1 YEAR    3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - S&P 500 Index Fund
       MAV with no additional riders               $ 100.56  $ 133.52  $ 169.04  $ 235.11     $  20.56   $ 63.52   $109.04   $235.11
       MAV with optional BP                          103.12    141.25    182.00    261.31        23.12     71.25    122.00    261.31
       MAV with optional BPP                         104.66    145.88    189.72    276.72        24.66     75.88    129.72    276.72
       ROP with no additional riders                  99.54    130.41    163.82    224.44        19.54     60.41    103.82    224.44
       ROP with optional BP                          102.10    138.16    176.84    250.90        22.10     68.16    116.84    250.90
       ROP with optional BPP                         103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47

AXP(R) Variable Portfolio - Small Cap
  Advantage Fund
       MAV with no additional riders                 107.43    154.16    203.48    303.89        27.43     84.16    143.48    303.89
       MAV with optional BP                          109.99    161.79    216.08    328.41        29.99     91.79    156.08    328.41
       MAV with optional BPP                         111.53    166.34    223.58    342.83        31.53     96.34    163.58    342.83
       ROP with no additional riders                 106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92
       ROP with optional BP                          108.97    158.74    211.05    318.68        28.97     88.74    151.05    318.68
       ROP with optional BPP                         110.50    163.31    218.58    333.24        30.50     93.31    158.58    333.24

AIM V.I. Capital Appreciation Fund, Series I
       MAV with no additional riders                 104.25    144.64    187.66    272.63        24.25     74.64    127.66    272.63
       MAV with optional BP                          106.81    152.32    200.43    297.92        26.81     82.32    140.43    297.92
       MAV with optional BPP                         108.35    156.91    208.03    312.79        28.35     86.91    148.03    312.79
       ROP with no additional riders                 103.23    141.56    182.52    262.34        23.23     71.56    122.52    262.34
       ROP with optional BP                          105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       ROP with optional BPP                         107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90

AIM V.I. Dent Demographic Trends Fund, Series I
       MAV with no additional riders                 108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70
       MAV with optional BP                          111.43    166.04    223.08    341.88        31.43     96.04    163.08    341.88
       MAV with optional BPP                         112.96    170.59    230.53    356.09        32.96    100.59    170.53    356.09
       ROP with no additional riders                 107.84    155.38    205.50    307.86        27.84     85.38    145.50    307.86
       ROP with optional BP                          110.40    163.00    218.08    332.28        30.40     93.00    158.08    332.28
       ROP with optional BPP                         111.94    167.56    225.57    346.64        31.94     97.56    165.57    346.64

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
       MAV with no additional riders                 104.25    144.64    187.66    272.63        24.25     74.64    127.66    272.63
       MAV with optional BP                          106.81    152.32    200.43    297.92        26.81     82.32    140.43    297.92
       MAV with optional BPP                         108.35    156.91    208.03    312.79        28.35     86.91    148.03    312.79
       ROP with no additional riders                 103.23    141.56    182.52    262.34        23.23     71.56    122.52    262.34
       ROP with optional BP                          105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       ROP with optional BPP                         107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90

Alliance VP Growth and Income Portfolio (Class B)
       MAV with no additional riders                 104.97    146.80    191.25    279.78        24.97     76.80    131.25    279.78
       MAV with optional BP                          107.53    154.46    203.98    304.89        27.53     84.46    143.98    304.89
       MAV with optional BPP                         109.07    159.05    211.56    319.66        29.07     89.05    151.56    319.66
       ROP with no additional riders                 103.94    143.72    186.12    269.56        23.94     73.72    126.12    269.56
       ROP with optional BP                          106.51    151.40    198.91    294.92        26.51     81.40    138.91    294.92
       ROP with optional BPP                         108.04    155.99    206.51    309.83        28.04     85.99    146.51    309.83

                                       98

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
       MAV with no additional riders               $ 108.76  $ 158.13   $210.05   $316.72     $  28.76   $ 88.13   $150.05   $316.72
       MAV with optional BP                          111.32    165.74    222.58    340.92        31.32     95.74    162.58    340.92
       MAV with optional BPP                         112.86    170.28    230.04    355.15        32.86    100.28    170.04    355.15
       ROP with no additional riders                 107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87
       ROP with optional BP                          110.30    162.70    217.58    331.31        30.30     92.70    157.58    331.31
       ROP with optional BPP                         111.84    167.25    225.07    345.69        31.84     97.25    165.07    345.69

Alliance VP Technology Portfolio (Class B)
       MAV with no additional riders                 109.17    159.35    212.06    320.63        29.17     89.35    152.06    320.63
       MAV with optional BP                          111.73    166.95    224.57    344.74        31.73     96.95    164.57    344.74
       MAV with optional BPP                         113.27    171.49    232.02    358.91        33.27    101.49    172.02    358.91
       ROP with no additional riders                 108.15    156.30    207.02    310.82        28.15     86.30    147.02    310.82
       ROP with optional BP                          110.71    163.92    219.58    335.17        30.71     93.92    159.58    335.17
       ROP with optional BPP                         112.25    168.47    227.06    349.49        32.25     98.47    167.06    349.49

Evergreen VA Global Leaders Fund
       MAV with no additional riders                 105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       MAV with optional BP                          108.35    156.91    208.03    312.79        28.35     86.91    148.03    312.79
       MAV with optional BPP                         109.89    161.48    215.58    327.44        29.89     91.48    155.58    327.44
       ROP with no additional riders                 104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74
       ROP with optional BP                          107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       ROP with optional BPP                         108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70

Evergreen VA Growth and Income Fund
       MAV with no additional riders                 105.28    147.72    192.79    282.82        25.28     77.72    132.79    282.82
       MAV with optional BP                          107.84    155.38    205.50    307.86        27.84     85.38    145.50    307.86
       MAV with optional BPP                         109.38    159.96    213.07    322.58        29.38     89.96    153.07    322.58
       ROP with no additional riders                 104.25    144.64    187.66    272.63        24.25     74.64    127.66    272.63
       ROP with optional BP                          106.81    152.32    200.43    297.92        26.81     82.32    140.43    297.92
       ROP with optional BPP                         108.35    156.91    208.03    312.79        28.35     86.91    148.03    312.79

Evergreen VA Masters Fund
       MAV with no additional riders                 105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       MAV with optional BP                          108.35    156.91    208.03    312.79        28.35     86.91    148.03    312.79
       MAV with optional BPP                         109.89    161.48    215.58    327.44        29.89     91.48    155.58    327.44
       ROP with no additional riders                 104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74
       ROP with optional BP                          107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       ROP with optional BPP                         108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70

Evergreen VA Omega Fund
       MAV with no additional riders                 102.92    140.64    180.97    259.24        22.92     70.64    120.97    259.24
       MAV with optional BP                          105.48    148.33    193.81    284.85        25.48     78.33    133.81    284.85
       MAV with optional BPP                         107.02    152.93    201.45    299.91        27.02     82.93    141.45    299.91
       ROP with no additional riders                 101.89    137.55    175.80    248.81        21.89     67.55    115.80    248.81
       ROP with optional BP                          104.46    145.26    188.69    274.68        24.46     75.26    128.69    274.68
       ROP with optional BPP                         105.99    149.87    196.36    289.90        25.99     79.87    136.36    289.90

                                       99

                                                          A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Small Cap Value Fund
       MAV with no additional riders               $ 105.79  $ 149.26   $195.34   $287.88     $  25.79   $ 79.26   $135.34   $287.88
       MAV with optional BP                          108.35    156.91    208.03    312.79        28.35     86.91    148.03    312.79
       MAV with optional BPP                         109.89    161.48    215.58    327.44        29.89     91.48    155.58    327.44
       ROP with no additional riders                 104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74
       ROP with optional BP                          107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       ROP with optional BPP                         108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70

Evergreen VA Strategic Income Fund
      MAV with no additional riders                  103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53
      MAV with optional BP                           106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92
      MAV with optional BPP                          107.94    155.69    206.01    308.85        27.94     85.69    146.01    308.85
      ROP with no additional riders                  102.82    140.33    180.46    258.20        22.82     70.33    120.46    258.20
      ROP with optional BP                           105.38    148.03    193.30    283.84        25.38     78.03    133.30    283.84
      ROP with optional BPP                          106.92    152.63    200.94    298.92        26.92     82.63    140.94    298.92

Fidelity VIP Contrafund(R) Portfolio
  (Service Class)
      MAV with no additional riders                  103.53    142.49    184.07    265.44        23.53     72.49    124.07    265.44
      MAV with optional BP                           106.10    150.18    196.87    290.90        26.10     80.18    136.87    290.90
      MAV with optional BPP                          107.63    154.77    204.49    305.88        27.63     84.77    144.49    305.88
      ROP with no additional riders                  102.51    139.40    178.91    255.08        22.51     69.40    118.91    255.08
      ROP with optional BP                           105.07    147.11    191.77    280.79        25.07     77.11    131.77    280.79
      ROP with optional BPP                          106.61    151.71    199.42    295.92        26.61     81.71    139.42    295.92

Fidelity VIP High Income Portfolio (Service Class)
      MAV with no additional riders                  103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53
      MAV with optional BP                           106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92
      MAV with optional BPP                          107.94    155.69    206.01    308.85        27.94     85.69    146.01    308.85
      ROP with no additional riders                  102.82    140.33    180.46    258.20        22.82     70.33    120.46    258.20
      ROP with optional BP                           105.38    148.03    193.30    283.84        25.38     78.03    133.30    283.84
      ROP with optional BPP                          106.92    152.63    200.94    298.92        26.92     82.63    140.94    298.92

Fidelity VIP Mid Cap Portfolio (Service Class)
      MAV with no additional riders                  103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47
      MAV with optional BP                           106.20    150.48    197.38    291.91        26.20     80.48    137.38    291.91
      MAV with optional BPP                          107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87
      ROP with no additional riders                  102.61    139.71    179.42    256.12        22.61     69.71    119.42    256.12
      ROP with optional BP                           105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
      ROP with optional BPP                          106.71    152.02    199.92    296.92        26.71     82.02    139.92    296.92

FTVIPT Franklin Small Cap Fund - Class 2
      MAV with no additional riders                  105.89    149.56    195.85    288.89        25.89     79.56    135.85    288.89
      MAV with optional BP                           108.45    157.21    208.53    313.77        28.45     87.21    148.53    313.77
      MAV with optional BPP                          109.99    161.79    216.08    328.41        29.99     91.79    156.08    328.41
      ROP with no additional riders                  104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
      ROP with optional BP                           107.43    154.16    203.48    303.89        27.43     84.16    143.48    303.89
      ROP with optional BPP                          108.97    158.74    211.05    318.68        28.97     88.74    151.05    318.68

                                       100

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
       MAV with no additional riders               $ 106.20  $ 150.48   $197.38   $291.91     $  26.20   $ 80.48   $137.38   $291.91
       MAV with optional BP                          108.76    158.13    210.05    316.72        28.76     88.13    150.05    316.72
       MAV with optional BPP                         110.30    162.70    217.58    331.31        30.30     92.70    157.58    331.31
       ROP with no additional riders                 105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
       ROP with optional BP                          107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87
       ROP with optional BPP                         109.27    159.65    212.56    321.61        29.27     89.65    152.56    321.61

FTVIPT Templeton Developing Markets
  Securities Fund - Class 2
       MAV with no additional riders                 114.19    174.21    236.46    367.32        34.19    104.21    176.46    367.32
       MAV with optional BP                          116.76    181.74    248.72    390.26        36.76    111.74    188.72    390.26
       MAV with optional BPP                         118.29    186.23    256.01    403.75        38.29    116.23    196.01    403.75
       ROP with no additional riders                 113.17    171.19    231.52    357.97        33.17    101.19    171.52    357.97
       ROP with optional BP                          115.73    178.73    243.83    381.15        35.73    108.73    183.83    381.15
       ROP with optional BPP                         117.27    183.24    251.15    394.78        37.27    113.24    191.15    394.78

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIP Templeton International
  Securities Fund - Class 2)
       MAV with no additional riders                 107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       MAV with optional BP                          109.89    161.48    215.58    327.44        29.89     91.48    155.58    327.44
       MAV with optional BPP                         111.43    166.04    223.08    341.88        31.43     96.04    163.08    341.88
       ROP with no additional riders                 106.30    150.79    197.89    292.91        26.30     80.79    137.89    292.91
       ROP with optional BP                          108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70
       ROP with optional BPP                         110.40    163.00    218.08    332.28        30.40     93.00    158.08    332.28

MFS(R) Investors Growth Stock Series - Service
  Class
       MAV with no additional riders                 107.53    154.46    203.98    304.89        27.53     84.46    143.98    304.89
       MAV with optional BP                          110.09    162.09    216.58    329.38        30.09     92.09    156.58    329.38
       MAV with optional BPP                         111.63    166.65    224.08    343.78        31.63     96.65    164.08    343.78
       ROP with no additional riders                 106.51    151.40    198.91    294.92        26.51     81.40    138.91    294.92
       ROP with optional BP                          109.07    159.05    211.56    319.66        29.07     89.05    151.56    319.66
       ROP with optional BPP                         110.61    163.61    219.08    334.20        30.61     93.61    159.08    334.20

MFS(R) New Discovery Series - Service Class
       MAV with no additional riders                 108.97    158.74    211.05    318.68        28.97     88.74    151.05    318.68
       MAV with optional BP                          111.53    166.34    223.58    342.83        31.53     96.34    163.58    342.83
       MAV with optional BPP                         113.07    170.89    231.03    357.03        33.07    100.89    171.03    357.03
       ROP with no additional riders                 107.94    155.69    206.01    308.85        27.94     85.69    146.01    308.85
       ROP with optional BP                          110.50    163.31    218.58    333.24        30.50     93.31    158.58    333.24
       ROP with optional BPP                         112.04    167.86    226.07    347.59        32.04     97.86    166.07    347.59

MFS(R) Total Return Series - Service Class
       MAV with no additional riders                 107.22    153.55    202.46    301.91        27.22     83.55    142.46    301.91
       MAV with optional BP                          109.79    161.18    215.08    326.47        29.79     91.18    155.08    326.47
       MAV with optional BPP                         111.32    165.74    222.58    340.92        31.32     95.74    162.58    340.92
       ROP with no additional riders                 106.20    150.48    197.38    291.91        26.20     80.48    137.38    291.91
       ROP with optional BP                          108.76    158.13    210.05    316.72        28.76     88.13    150.05    316.72
       ROP with optional BPP                         110.30    162.70    217.58    331.31        30.30     92.70    157.58    331.31

                                       101

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
       MAV with no additional riders               $ 103.33  $ 141.87  $ 183.04   $263.38      $ 23.33   $ 71.87   $123.04   $263.38
       MAV with optional BP                          105.89    149.56    195.85    288.89        25.89     79.56    135.85    288.89
       MAV with optional BPP                         107.43    154.16    203.48    303.89        27.43     84.16    143.48    303.89
       ROP with no additional riders                 102.30    138.78    177.87    252.99        22.30     68.78    117.87    252.99
       ROP with optional BP                          104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
       ROP with optional BPP                         106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92

Putnam VT International New Opportunities
  Fund - Class IB Shares
       MAV with no additional riders                 110.81    164.22    220.08    336.13        30.81     94.22    160.08    336.13
       MAV with optional BP                          113.37    171.80    232.51    359.85        33.37    101.80    172.51    359.85
       MAV with optional BPP                         114.91    176.32    239.91    373.80        34.91    106.32    179.91    373.80
       ROP with no additional riders                 109.79    161.18    215.08    326.47        29.79     91.18    155.08    326.47
       ROP with optional BP                          112.35    168.77    227.56    350.43        32.35     98.77    167.56    350.43
       ROP with optional BPP                         113.89    173.31    234.98    364.52        33.89    103.31    174.98    364.52

Putnam VT Vista Fund - Class IB Shares
       MAV with no additional riders                 104.97    146.80    191.25    279.78        24.97     76.80    131.25    279.78
       MAV with optional BP                          107.53    154.46    203.98    304.89        27.53     84.46    143.98    304.89
       MAV with optional BPP                         109.07    159.05    211.56    319.66        29.07     89.05    151.56    319.66
       ROP with no additional riders                 103.94    143.72    186.12    269.56        23.94     73.72    126.12    269.56
       ROP with optional BP                          106.51    151.40    198.91    294.92        26.51     81.40    138.91    294.92
       ROP with optional BPP                         108.04    155.99    206.51    309.83        28.04     85.99    146.51    309.83

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...



                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Cash Management Fund
       MAV with no additional riders               $  99.95  $ 131.66   $165.91   $228.72     $  19.95   $ 61.66   $105.91   $228.72
       MAV with optional BP                          102.51    139.40    178.91    255.08        22.51     69.40    118.91    255.08
       MAV with optional BPP                         104.05    144.03    186.64    270.58        24.05     74.03    126.64    270.58
       ROP with no additional riders                  98.92    128.55    160.67    217.99        18.92     58.55    100.67    217.99
       ROP with optional BP                          101.48    136.31    173.72    244.61        21.48     66.31    113.72    244.61
       ROP with optional BPP                         103.02    140.94    181.49    260.27        23.02     70.94    121.49    260.27

AXP(R) Variable Portfolio - Federal Income Fund
       MAV with no additional riders                 101.59    136.62    174.24    245.66        21.59     66.62    114.24    245.66
       MAV with optional BP                          104.15    144.34    187.15    271.61        24.15     74.34    127.15    271.61
       MAV with optional BPP                         105.69    148.95    194.83    286.87        25.69     78.95    134.83    286.87
       ROP with no additional riders                 100.56    133.52    169.04    235.11        20.56     63.52    109.04    235.11
       ROP with optional BP                          103.12    141.25    182.00    261.31        23.12     71.25    122.00    261.31
       ROP with optional BPP                         104.66    145.88    189.72    276.72        24.66     75.88    129.72    276.72

AXP(R) Variable Portfolio - Managed Fund
       MAV with no additional riders                 100.77    134.14    170.08    237.23        20.77     64.14    110.08    237.23
       MAV with optional BP                          103.33    141.87    183.04    263.38        23.33     71.87    123.04    263.38
       MAV with optional BPP                         104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
       ROP with no additional riders                  99.74    131.03    164.86    226.58        19.74     61.03    104.86    226.58
       ROP with optional BP                          102.30    138.78    177.87    252.99        22.30     68.78    117.87    252.99
       ROP with optional BPP                         103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53

AXP(R) Variable Portfolio - New Dimensions Fund(R)
       MAV with no additional riders                 101.07    135.07    171.64    240.40        21.07     65.07    111.64    240.40
       MAV with optional BP                          103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47
       MAV with optional BPP                         105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
       ROP with no additional riders                 100.05    131.97    166.43    229.79        20.05     61.97    106.43    229.79
       ROP with optional BP                          102.61    139.71    179.42    256.12        22.61     69.71    119.42    256.12
       ROP with optional BPP                         104.15    144.34    187.15    271.61        24.15     74.34    127.15    271.61

AXP(R) Variable Portfolio - S&P 500 Index Fund
       MAV with no additional riders                  98.00    125.74    155.94    208.25        18.00     55.74     95.94    208.25
       MAV with optional BP                          100.56    133.52    169.04    235.11        20.56     63.52    109.04    235.11
       MAV with optional BPP                         102.10    138.16    176.84    250.90        22.10     68.16    116.84    250.90
       ROP with no additional riders                  96.97    122.62    150.66    197.32        16.97     52.62     90.66    197.32
       ROP with optional BP                           99.54    130.41    163.82    224.44        19.54     60.41    103.82    224.44
       ROP with optional BPP                         101.07    135.07    171.64    240.40        21.07     65.07    111.64    240.40

AXP(R) Variable Portfolio - Small Cap
  Advantage Fund
       MAV with no additional riders                 104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
       MAV with optional BP                          107.43    154.16    203.48    303.89        27.43     84.16    143.48    303.89
       MAV with optional BPP                         108.97    158.74    211.05    318.68        28.97     88.74    151.05    318.68
       ROP with no additional riders                 103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53
       ROP with optional BP                          106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92
       ROP with optional BPP                         107.94    155.69    206.01    308.85        27.94     85.69    146.01    308.85

                                       103

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
AIM V.I. Capital Appreciation Fund, Series I
       MAV with no additional riders               $ 101.69  $ 136.93   $174.76   $246.71     $  21.69   $ 66.93   $114.76   $246.71
       MAV with optional BP                          104.25    144.64    187.66    272.63        24.25     74.64    127.66    272.63
       MAV with optional BPP                         105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       ROP with no additional riders                 100.66    133.83    169.56    236.17        20.66     63.83    109.56    236.17
       ROP with optional BP                          103.23    141.56    182.52    262.34        23.23     71.56    122.52    262.34
       ROP with optional BPP                         104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74

AIM V.I. Dent Demographic Trends Fund, Series I
       MAV with no additional riders                 106.30    150.79    197.89    292.91        26.30     80.79    137.89    292.91
       MAV with optional BP                          108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70
       MAV with optional BPP                         110.40    163.00    218.08    332.28        30.40     93.00    158.08    332.28
       ROP with no additional riders                 105.28    147.72    192.79    282.82        25.28     77.72    132.79    282.82
       ROP with optional BP                          107.84    155.38    205.50    307.86        27.84     85.38    145.50    307.86
       ROP with optional BPP                         109.38    159.96    213.07    322.58        29.38     89.96    153.07    322.58

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
       MAV with no additional riders                 101.69    136.93    174.76    246.71        21.69     66.93    114.76    246.71
       MAV with optional BP                          104.25    144.64    187.66    272.63        24.25     74.64    127.66    272.63
       MAV with optional BPP                         105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       ROP with no additional riders                 100.66    133.83    169.56    236.17        20.66     63.83    109.56    236.17
       ROP with optional BP                          103.23    141.56    182.52    262.34        23.23     71.56    122.52    262.34
       ROP with optional BPP                         104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74

Alliance VP Growth and Income Portfolio (Class B)
       MAV with no additional riders                 102.41    139.09    178.39    254.04        22.41     69.09    118.39    254.04
       MAV with optional BP                          104.97    146.80    191.25    279.78        24.97     76.80    131.25    279.78
       MAV with optional BPP                         106.51    151.40    198.91    294.92        26.51     81.40    138.91    294.92
       ROP with no additional riders                 101.38    136.00    173.20    243.56        21.38     66.00    113.20    243.56
       ROP with optional BP                          103.94    143.72    186.12    269.56        23.94     73.72    126.12    269.56
       ROP with optional BPP                         105.48    148.33    193.81    284.85        25.48     78.33    133.81    284.85

Alliance VP Premier Growth Portfolio (Class B)
       MAV with no additional riders                 106.20    150.48    197.38    291.91        26.20     80.48    137.38    291.91
       MAV with optional BP                          108.76    158.13    210.05    316.72        28.76     88.13    150.05    316.72
       MAV with optional BPP                         110.30    162.70    217.58    331.31        30.30     92.70    157.58    331.31
       ROP with no additional riders                 105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
       ROP with optional BP                          107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87
       ROP with optional BPP                         109.27    159.65    212.56    321.61        29.27     89.65    152.56    321.61

Alliance VP Technology Portfolio (Class B)
       MAV with no additional riders                 106.61    151.71    199.42    295.92        26.61     81.71    139.42    295.92
       MAV with optional BP                          109.17    159.35    212.06    320.63        29.17     89.35    152.06    320.63
       MAV with optional BPP                         110.71    163.92    219.58    335.17        30.71     93.92    159.58    335.17
       ROP with no additional riders                 105.58    148.64    194.32    285.86        25.58     78.64    134.32    285.86
       ROP with optional BP                          108.15    156.30    207.02    310.82        28.15     86.30    147.02    310.82
       ROP with optional BPP                         109.68    160.87    214.57    325.50        29.68     90.87    154.57    325.50

                                       104

                                                           A TOTAL WITHDRAWAL AT THE       NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                            END OF EACH TIME PERIOD       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
Evergreen VA Global Leaders Fund
       MAV with no additional riders               $ 103.23  $ 141.56   $182.52   $262.34     $  23.23   $ 71.56   $122.52   $262.34
       MAV with optional BP                          105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       MAV with optional BPP                         107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       ROP with no additional riders                 102.20    138.47    177.35    251.95        22.20     68.47    117.35    251.95
       ROP with optional BP                          104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74
       ROP with optional BPP                         106.30    150.79    197.89    292.91        26.30     80.79    137.89    292.91

Evergreen VA Growth and Income Fund
       MAV with no additional riders                 102.71    140.02    179.94    257.16        22.71     70.02    119.94    257.16
       MAV with optional BP                          105.28    147.72    192.79    282.82        25.28     77.72    132.79    282.82
       MAV with optional BPP                         106.81    152.32    200.43    297.92        26.81     82.32    140.43    297.92
       ROP with no additional riders                 101.69    136.93    174.76    246.71        21.69     66.93    114.76    246.71
       ROP with optional BP                          104.25    144.64    187.66    272.63        24.25     74.64    127.66    272.63
       ROP with optional BPP                         105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88

Evergreen VA Masters Fund
       MAV with no additional riders                 103.23    141.56    182.52    262.34        23.23     71.56    122.52    262.34
       MAV with optional BP                          105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       MAV with optional BPP                         107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       ROP with no additional riders                 102.20    138.47    177.35    251.95        22.20     68.47    117.35    251.95
       ROP with optional BP                          104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74
       ROP with optional BPP                         106.30    150.79    197.89    292.91        26.30     80.79    137.89    292.91

Evergreen VA Omega Fund
       MAV with no additional riders                 100.36    132.90    168.00    232.98        20.36     62.90    108.00    232.98
       MAV with optional BP                          102.92    140.64    180.97    259.24        22.92     70.64    120.97    259.24
       MAV with optional BPP                         104.46    145.26    188.69    274.68        24.46     75.26    128.69    274.68
       ROP with no additional riders                  99.33    129.79    162.77    222.30        19.33     59.79    102.77    222.30
       ROP with optional BP                          101.89    137.55    175.80    248.81        21.89     67.55    115.80    248.81
       ROP with optional BPP                         103.43    142.18    183.55    264.41        23.43     72.18    123.55    264.41

Evergreen VA Small Cap Value Fund
       MAV with no additional riders                 103.23    141.56    182.52    262.34        23.23     71.56    122.52    262.34
       MAV with optional BP                          105.79    149.26    195.34    287.88        25.79     79.26    135.34    287.88
       MAV with optional BPP                         107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       ROP with no additional riders                 102.20    138.47    177.35    251.95        22.20     68.47    117.35    251.95
       ROP with optional BP                          104.76    146.18    190.23    277.74        24.76     76.18    130.23    277.74
       ROP with optional BPP                         106.30    150.79    197.89    292.91        26.30     80.79    137.89    292.91

Evergreen VA Strategic Income Fund
       MAV with no additional riders                 101.28    135.69    172.68    242.51        21.28     65.69    112.68    242.51
       MAV with optional BP                          103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53
       MAV with optional BPP                         105.38    148.03    193.30    283.84        25.38     78.03    133.30    283.84
       ROP with no additional riders                 100.25    132.59    167.48    231.92        20.25     62.59    107.48    231.92
       ROP with optional BP                          102.82    140.33    180.46    258.20        22.82     70.33    120.46    258.20
       ROP with optional BPP                         104.35    144.95    188.18    273.66        24.35     74.95    128.18    273.66

                                       105

                                                           A TOTAL WITHDRAWAL AT THE       NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                            END OF EACH TIME PERIOD       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
Fidelity VIP Contrafund(R) Portfolio
  (Service Class)
       MAV with no additional riders               $ 100.97  $ 134.76   $171.12   $239.34     $  20.97   $ 64.76   $111.12   $239.34
       MAV with optional BP                          103.53    142.49    184.07    265.44        23.53     72.49    124.07    265.44
       MAV with optional BPP                         105.07    147.11    191.77    280.79        25.07     77.11    131.77    280.79
       ROP with no additional riders                  99.95    131.66    165.91    228.72        19.95     61.66    105.91    228.72
       ROP with optional BP                          102.51    139.40    178.91    255.08        22.51     69.40    118.91    255.08
       ROP with optional BPP                         104.05    144.03    186.64    270.58        24.05     74.03    126.64    270.58

Fidelity VIP High Income Portfolio (Service Class)
       MAV with no additional riders                 101.28    135.69    172.68    242.51        21.28     65.69    112.68    242.51
       MAV with optional BP                          103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53
       MAV with optional BPP                         105.38    148.03    193.30    283.84        25.38     78.03    133.30    283.84
       ROP with no additional riders                 100.25    132.59    167.48    231.92        20.25     62.59    107.48    231.92
       ROP with optional BP                          102.82    140.33    180.46    258.20        22.82     70.33    120.46    258.20
       ROP with optional BPP                         104.35    144.95    188.18    273.66        24.35     74.95    128.18    273.66

Fidelity VIP Mid Cap Portfolio (Service Class)
       MAV with no additional riders                 101.07    135.07    171.64    240.40        21.07     65.07    111.64    240.40
       MAV with optional BP                          103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47
       MAV with optional BPP                         105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
       ROP with no additional riders                 100.05    131.97    166.43    229.79        20.05     61.97    106.43    229.79
       ROP with optional BP                          102.61    139.71    179.42    256.12        22.61     69.71    119.42    256.12
       ROP with optional BPP                         104.15    144.34    187.15    271.61        24.15     74.34    127.15    271.61

FTVIPT Franklin Small Cap Fund - Class 2
       MAV with no additional riders                 103.33    141.87    183.04    263.38        23.33     71.87    123.04    263.38
       MAV with optional BP                          105.89    149.56    195.85    288.89        25.89     79.56    135.85    288.89
       MAV with optional BPP                         107.43    154.16    203.48    303.89        27.43     84.16    143.48    303.89
       ROP with no additional riders                 102.30    138.78    177.87    252.99        22.30     68.78    117.87    252.99
       ROP with optional BP                          104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
       ROP with optional BPP                         106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92

FTVIPT Mutual Shares Securities Fund - Class 2
       MAV with no additional riders                 103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47
       MAV with optional BP                          106.20    150.48    197.38    291.91        26.20     80.48    137.38    291.91
       MAV with optional BPP                         107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87
       ROP with no additional riders                 102.61    139.71    179.42    256.12        22.61     69.71    119.42    256.12
       ROP with optional BP                          105.17    147.41    192.28    281.81        25.17     77.41    132.28    281.81
       ROP with optional BPP                         106.71    152.02    199.92    296.92        26.71     82.02    139.92    296.92

FTVIPT Templeton Developing Markets Securities
  Fund - Class 2
       MAV with no additional riders                 111.63    166.65    224.08    343.78        31.63     96.65    164.08    343.78
       MAV with optional BP                          114.19    174.21    236.46    367.32        34.19    104.21    176.46    367.32
       MAV with optional BPP                         115.73    178.73    243.83    381.15        35.73    108.73    183.83    381.15
       ROP with no additional riders                 110.61    163.61    219.08    334.20        30.61     93.61    159.08    334.20
       ROP with optional BP                          113.17    171.19    231.52    357.97        33.17    101.19    171.52    357.97
       ROP with optional BPP                         114.71    175.72    238.92    371.95        34.71    105.72    178.92    371.95

                                       106

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
       MAV with no additional riders               $ 104.76  $ 146.18   $190.23   $277.74     $  24.76   $ 76.18   $130.23   $277.74
       MAV with optional BP                          107.33    153.85    202.97    302.90        27.33     83.85    142.97    302.90
       MAV with optional BPP                         108.86    158.44    210.55    317.70        28.86     88.44    150.55    317.70
       ROP with no additional riders                 103.74    143.10    185.10    267.50        23.74     73.10    125.10    267.50
       ROP with optional BP                          106.30    150.79    197.89    292.91        26.30     80.79    137.89    292.91
       ROP with optional BPP                         107.84    155.38    205.50    307.86        27.84     85.38    145.50    307.86

MFS(R) Investors Growth Stock Series -
  Service Class
       MAV with no additional riders                 104.97    146.80    191.25    279.78        24.97     76.80    131.25    279.78
       MAV with optional BP                          107.53    154.46    203.98    304.89        27.53     84.46    143.98    304.89
       MAV with optional BPP                         109.07    159.05    211.56    319.66        29.07     89.05    151.56    319.66
       ROP with no additional riders                 103.94    143.72    186.12    269.56        23.94     73.72    126.12    269.56
       ROP with optional BP                          106.51    151.40    198.91    294.92        26.51     81.40    138.91    294.92
       ROP with optional BPP                         108.04    155.99    206.51    309.83        28.04     85.99    146.51    309.83

MFS(R) New Discovery Series - Service Class
       MAV with no additional riders                 106.40    151.10    198.40    293.92        26.40     81.10    138.40    293.92
       MAV with optional BP                          108.97    158.74    211.05    318.68        28.97     88.74    151.05    318.68
       MAV with optional BPP                         110.50    163.31    218.58    333.24        30.50     93.31    158.58    333.24
       ROP with no additional riders                 105.38    148.03    193.30    283.84        25.38     78.03    133.30    283.84
       ROP with optional BP                          107.94    155.69    206.01    308.85        27.94     85.69    146.01    308.85
       ROP with optional BPP                         109.48    160.26    213.57    323.56        29.48     90.26    153.57    323.56

MFS(R) Total Return Series - Service Class
       MAV with no additional riders                 104.66    145.88    189.72    276.72        24.66     75.88    129.72    276.72
       MAV with optional BP                          107.22    153.55    202.46    301.91        27.22     83.55    142.46    301.91
       MAV with optional BPP                         108.76    158.13    210.05    316.72        28.76     88.13    150.05    316.72
       ROP with no additional riders                 103.64    142.80    184.58    266.47        23.64     72.80    124.58    266.47
       ROP with optional BP                          106.20    150.48    197.38    291.91        26.20     80.48    137.38    291.91
       ROP with optional BPP                         107.74    155.08    205.00    306.87        27.74     85.08    145.00    306.87

Putnam VT Growth and Income Fund - Class IB Shares
       MAV with no additional riders                 100.77    134.14    170.08    237.23        20.77     64.14    110.08    237.23
       MAV with optional BP                          103.33    141.87    183.04    263.38        23.33     71.87    123.04    263.38
       MAV with optional BPP                         104.87    146.49    190.74    278.76        24.87     76.49    130.74    278.76
       ROP with no additional riders                  99.74    131.03    164.86    226.58        19.74     61.03    104.86    226.58
       ROP with optional BP                          102.30    138.78    177.87    252.99        22.30     68.78    117.87    252.99
       ROP with optional BPP                         103.84    143.41    185.61    268.53        23.84     73.41    125.61    268.53

Putnam VT International New Opportunities
  Fund - Class IB Shares
       MAV with no additional riders                 108.25    156.60    207.52    311.81        28.25     86.60    147.52    311.81
       MAV with optional BP                          110.81    164.22    220.08    336.13        30.81     94.22    160.08    336.13
       MAV with optional BPP                         112.35    168.77    227.56    350.43        32.35     98.77    167.56    350.43
       ROP with no additional riders                 107.22    153.55    202.46    301.91        27.22     83.55    142.46    301.91
       ROP with optional BP                          109.79    161.18    215.08    326.47        29.79     91.18    155.08    326.47
       ROP with optional BPP                         111.32    165.74    222.58    340.92        31.32     95.74    162.58    340.92

                                       107

                                                          A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS       1 YEAR   3 YEARS   5 YEARS  10 YEARS
Putnam VT Vista Fund - Class IB Shares
       MAV with no additional riders               $ 102.41  $ 139.09   $178.39   $254.04     $  22.41   $ 69.09   $118.39   $254.04
       MAV with optional BP                          104.97    146.80    191.25    279.78        24.97     76.80    131.25    279.78
       MAV with optional BPP                         106.51    151.40    198.91    294.92        26.51     81.40    138.91    294.92
       ROP with no additional riders                 101.38    136.00    173.20    243.56        21.38     66.00    113.20    243.56
       ROP with optional BP                          103.94    143.72    186.12    269.56        23.94     73.72    126.12    269.56
       ROP with optional BPP                         105.48    148.33    193.81    284.85        25.48     78.33    133.81    284.85



* In this example, the $40 contract administrative charge is approximated as a 0.016% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.



YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

APPENDIX B: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and
      purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                       PW X RP
  RPA ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                         CV

    PW = the partial withdrawal including any applicable withdrawal charge or MVA.
    CV = the contract value on the date of (but prior to) the partial withdrawal.
   RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

 EPA ADJUSTED PARTIAL WITHDRAWALS  =  PW X EPA   EPA
                                      -------- X ---
                                         CV      RPA

    PW = the partial withdrawal including any applicable withdrawal charge or
         MVA.
    CV = the contract value on the date of (but prior to) the
         partial withdrawal.
   EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
   RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.


EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.


-   Contract values before any partial withdrawals are shown below.


-   On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.
- On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.


NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                              TOTAL PURCHASE PAYMENTS         CONTRACT VALUE
-----------------------------------------------------------------------------------------
Jan. 1, 2002                            $100,000                    $100,000
Jan. 1, 2003                             100,000                     110,000
Jan. 1, 2004                             100,000                     115,000
Jan. 1, 2005                             100,000                     120,000
Jan. 1, 2006                             100,000                     115,000
Jan. 1, 2007                             100,000                     120,000
Jan. 1, 2008                             200,000                     225,000
Jan. 1, 2009                             200,000                     230,000
Jan. 1, 2010                             200,000                     235,000
Jan. 1, 2011                             200,000                     230,000
Jan. 1, 2012                             200,000                     235,000

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2005:
      RPA before the partial withdrawal =                             RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal    $10,000 X $100,000
      minus the RPA adjusted partial withdrawals for all previous     ------------------ = $8,333
      partial withdrawals = $100,000 - 0 = $100,000                        $120,000

For the second partial withdrawal on Jan. 1, 2010:
      RPA before the partial withdrawal =                             RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal    $10,000 X $191,667
      minus the RPA adjusted partial withdrawals for all previous     ------------------ = $8,156
      partial withdrawals = $200,000 - $8,333 = $191,667                   $235,000


STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on Jan. 1, 2005:
      EPA before the partial withdrawal =                             EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal
      AND the five-year exclusion period minus the EPA adjusted       $10,000 X $100,000   $100,000
      partial withdrawals for all previous                            ------------------ X -------- = $8,156
      partial withdrawals = $100,000 - 0 = $100,000                        $120,000        $100,000

For the second partial withdrawal on Jan. 1, 2010:
      EPA before the partial withdrawal =                             EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal    $10,000 X $91,844   $ 91,844
      AND the five-year exclusion period minus the EPA adjusted       ----------------- X -------- = $1,873
      partial withdrawals for all previous partial                         $235,000       $191,667
      withdrawals = $100,000 - $8,156 = $91,844


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                 240355 E (5/02)

AMERICAN EXPRESS

INNOVATIONS VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS

MAY 1, 2002

FOR CONTRACTS PURCHASED IN PENNSYLVANIA: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

FOR CONTRACTS PURCHASED IN ALL OTHER STATES: INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE
            LIFE)
            829 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437

This prospectus contains information that you should know before investing. Prospectuses are also available for:

-  American Express(R) Variable Portfolio Funds
-  AIM Variable Insurance Funds
-  Alliance Variable Products Series Fund
-  Fidelity(R) Variable Insurance Products - Service Class
-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
-  MFS(R) Variable Insurance Trust(SM)
-  Oppenheimer Variable Account Funds
-  Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     4
EXPENSE SUMMARY                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)              31
FINANCIAL STATEMENTS                                     34
PERFORMANCE INFORMATION                                  35
THE VARIABLE ACCOUNT AND THE FUNDS                       36
GUARANTEE PERIOD ACCOUNTS (GPAs)                         41
THE ONE-YEAR FIXED ACCOUNT                               43
BUYING YOUR CONTRACT                                     44
CHARGES                                                  46
VALUING YOUR INVESTMENT                                  50
MAKING THE MOST OF YOUR CONTRACT                         51
WITHDRAWALS                                              55
TSA -- SPECIAL WITHDRAWAL PROVISIONS                     55
CHANGING OWNERSHIP                                       56
BENEFITS IN CASE OF DEATH                                56
OPTIONAL BENEFITS                                        59
THE ANNUITY PAYOUT PERIOD                                67
TAXES                                                    69
VOTING RIGHTS                                            71
SUBSTITUTION OF INVESTMENTS                              71
ABOUT THE SERVICE PROVIDERS                              71
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE    72
DIRECTORS AND EXECUTIVE OFFICERS                         76
EXPERTS                                                  77
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                  78
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    91
APPENDIX A: EXPENSE EXAMPLES FOR THE
  PERFORMANCE CREDIT RIDER                               92
APPENDIX B: PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL                           106

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs)(1),(2): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT(1): An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
-  Roth IRAs under Section 408A of the Code
-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

(1) Not available under contracts purchased in Pennsylvania.
(2) The GPAs are not available under contracts issued in Maryland.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.36)
- the GPAs(1),(2) and the one-year fixed account(1), which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p.41)

(1) Not available under contracts issued in Pennsylvania.
(2) The GPAs are not available under contracts issued in Maryland.

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p.44)

MINIMUM INITIAL PURCHASE PAYMENTS
   If paying by Systematic Investment Plan:
      $50 initial payment.
      $50 for additional payments.

   If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states.
      $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
      $1,000,000

Purchase payments are limited and you may not make purchase payments after the first contract anniversary for contracts issued in Maryland.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p.52)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p.55)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p.56)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p.56)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 59)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 67)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 69)

CHARGES: We assess certain charges in connection with your contract (p. 46):

-  $40 annual contract administrative charge;
- if you select the Guaranteed Minimum Income Benefit Rider(1) (GMIB), an annual fee (currently 0.30%) based on the adjusted contract value;
- if you select the Performance Credit Rider(1) (PCR), an annual fee of 0.15% of the contract value;
- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
-  withdrawal charge;
- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);
-  the operating expenses of the funds in which the subaccounts invest; and
- the total variable account expenses (if you make allocations to one or more subaccounts):

                                                        VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE           ACCOUNT EXPENSE
   QUALIFIED ANNUITIES:
      Return of Purchase Payment death benefit                0.15%                      0.85%                     1.00%
      Maximum Anniversary Value death benefit(3)              0.15                       0.95                      1.10

   NONQUALIFIED ANNUITIES:
      Return of Purchase Payment death benefit                0.15                       1.10                      1.25
      Maximum Anniversary Value death benefit(3)              0.15                       1.20                      1.35

(1) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.
(2) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.
(3) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                   YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
                     PAYMENT RECEIPT                         PERCENTAGE
                           1                                     8%
                           2                                     8
                           3                                     7
                           4                                     7
                           5                                     6
                           6                                     5
                           7                                     3
                           Thereafter                            0

A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 48 and "The Annuity Payout Period -- Annuity Payout Plans" p. 68).

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                $40*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                   0.30%
(As a percentage of the adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

PERFORMANCE CREDIT RIDER (PCR) FEE:                                   0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:    0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER
(BENEFIT PROTECTOR PLUS) FEE:                                         0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value.)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
QUALIFIED ANNUITIES:
   Return of Purchase Payment death benefit                   0.15%                      0.85%                     1.00%
   Maximum Anniversary Value death benefit                    0.15                       0.95                      1.10

NONQUALIFIED ANNUITIES:
   Return of Purchase Payment death benefit                   0.15                       1.10                      1.25
   Maximum Anniversary Value death benefit                    0.15                       1.20                      1.35

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                          MANAGEMENT       12b-1      OTHER
                                                                             FEES          FEES      EXPENSES      TOTAL
AXP(R) Variable Portfolio -
        Bond Fund                                                            .60%          .13%       .07%         .80%(1)
        Cash Management Fund                                                 .51           .13        .04          .68(1)
        Diversified Equity Income Fund                                       .55           .13        .23          .91(2)
        Federal Income Fund                                                  .61           .13        .10          .84(2)
        Growth Fund                                                          .62           .13        .15          .90(2)
        NEW DIMENSIONS FUND(R)                                               .60           .13        .06          .79(1)
        Partners Small Cap Value Fund                                       1.02           .13        .35         1.50(2)
        S&P 500 Index Fund                                                   .29           .13        .07          .49(2)

AIM V.I.
        Basic Value Fund, Series II                                          .63           .25        .57         1.45(3),(4)
        Capital Development Fund, Series II                                  .75           .25        .41         1.41(3)
        Premier Equity Fund, Series II                                       .60           .25        .25         1.10(3)
        (previously AIM V.I. Value Fund, Series II)

Alliance VP
        Growth and Income Portfolio (Class B)                                 .63           .25        .04          .92(5)
        Premier Growth Portfolio (Class B)                                   1.00           .25        .04         1.29(5)
        Technology Portfolio (Class B)                                       1.00           .25        .08         1.33(5)
        Total Return Portfolio (Class B)                                      .63           .25        .12         1.00(5)

Fidelity VIP
        Contrafund(R) Portfolio (Service Class 2)                             .58           .25        .11          .94(6)
        Growth Portfolio (Service Class 2)                                    .58           .25        .10          .93(6)
        Mid Cap Portfolio (Service Class 2)                                   .58           .25        .11          .94(6)
        Overseas Portfolio (Service Class 2)                                  .73           .25        .20         1.18(6)

FTVIPT
        Franklin Real Estate Fund - Class 2                                   .56           .25        .03          .84(7),(8)
        Franklin Small Cap Fund - Class 2                                     .45           .25        .31         1.01(8),(9)
        Franklin Small Cap Value Securities Fund - Class 2                    .57           .25        .20         1.02(8),(9)
        (previously FTVIPT Franklin Value Securities Fund - Class 2)
        Mutual Shares Securities Fund - Class 2                               .60           .25        .19         1.04(8)
        Templeton Foreign Securities Fund - Class 2                           .68           .25        .22         1.15(8),(9),(10)
        (previously FTVIPT Templeton International Securities Fund - Class 2)

                                        7

                                                                          MANAGEMENT       12b-1      OTHER
                                                                             FEES          FEES      EXPENSES       TOTAL
MFS(R)
        Investors Growth Stock Series - Service Class                         .75%          .25%       .17%      1.17%(11),(12)
        New Discovery Series - Service Class                                  .90           .25        .16       1.31(11),(12),(13)
        Total Returns Series - Service Class                                  .75           .25        .14       1.14(11),(12)
        Utilities Series - Service Class                                      .75           .25        .18       1.18(11),(12)

Oppenheimer Variable Account Funds
        Capital Appreciation Fund/VA, Service Shares                          .64           .25        .02        .91(14)
        Global Securities Fund/VA, Service Shares                             .64           .25        .06        .95(14)
        High Income Fund/VA, Service Shares                                   .74           .25        .07       1.06(14)
        Main Street Small Cap Fund/VA, Service Shares                         .75           .25        .29       1.29(14)
        Strategic Bond Fund/VA, Service Shares                                .74           .25        .03       1.02(14)

Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares                    .46           .25        .05        .76(15)
        Putnam VT International Growth Fund - Class IB Shares                 .76           .25        .18       1.19(15)
        Putnam VT Research Fund - Class IB Shares                             .65           .25        .09        .99(15)
        Putnam VT Vista Fund - Class IB Shares                                .61           .25        .06        .92(15)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio - Partners Small Cap Value Fund and 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The Fund's advisor has contractually agreed to waive fees or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Expenses to 1.45%. Total annual fund operating expenses before waiver were 1.55% for AIM V.I. Basic Value Fund, Series II.
(5) "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.
(6) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(7)  The Fund administration fee is paid indirectly through the management fee.
(8) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2, 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(10) FTVIPT Templeton Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(11) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series, 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.
(13) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(14) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.
(15) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Maximum Anniversary Value (MAV) death benefit rider. Under each fund you will find an example showing:

1)  the base contract with no additional riders,
2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of the optional Guaranteed Minimum Income Benefit (GMIB),
5)  the contract with selection of the optional GMIB and BP riders, and
6)  the contract with selection of the optional GMIB and BPP riders.

Next we show expenses for a nonqualified annuity assuming selection of the Return of Purchase Payment (ROP) death benefit. Under each fund you will find an example showing:

1)  the base contract with no additional riders,
2)  the contract with selection of the optional BP rider, and
3)  the contract with selection of the optional BPP rider.

We follow this information with expenses for a qualified annuity and selection of the MAV death benefit rider and then with expenses for a qualified annuity and selection of the ROP death benefit. For information on expenses associated with selection of the Performance Credit Rider, please see Appendix A.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional MAV death benefit rider (1.35% total variable account expense) assuming a 5% annual return and ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                              A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                               END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR   3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        base contract with no optional riders            $102.71  $140.02  $179.94 $257.16         $22.71   $70.02  $119.94 $257.16
        optional BP                                       105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82
        optional BPP                                      106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92
        optional GMIB                                     105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional GMIB and BP                              108.35   156.91   208.03  312.79          28.35    86.91   148.03  312.79
        optional GMIB and BPP                             109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44

AXP(R) Variable Portfolio - Cash Management Fund
        base contract with no optional riders             101.48   136.31   173.72  244.61          21.48    66.31   113.72  244.61
        optional BP                                       104.05   144.03   186.64  270.58          24.05    74.03   126.64  270.58
        optional BPP                                      105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional GMIB                                     104.56   145.57   189.20  275.70          24.56    75.57   129.20  275.70
        optional GMIB and BP                              107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional GMIB and BPP                             108.66   157.82   209.54  315.74          28.66    87.82   149.54  315.74

AXP(R) Variable Portfolio - Diversified Equity Income
  Fund
        base contract with no optional riders             103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional BP                                       106.40   151.10   198.40  293.92          26.40    81.10   138.40  293.92
        optional BPP                                      107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional GMIB                                     106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional GMIB and BP                              109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56
        optional GMIB and BPP                             111.02   164.83   221.08  338.05          31.02    94.83   161.08  338.05

                                        9

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Federal Income Fund
        base contract with no optional riders            $103.12  $141.25  $182.00 $261.31         $23.12  $ 71.25  $122.00 $261.31
        optional BP                                       105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional BPP                                      107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB                                     106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional GMIB and BP                              108.76   158.13   210.05  316.72          28.76    88.13   150.05  316.72
        optional GMIB and BPP                             110.30   162.70   217.58  331.31          30.30    92.70   157.58  331.31

AXP(R) Variable Portfolio - Growth Fund
        base contract with no optional riders             103.74   143.10   185.10  267.50          23.74    73.10   125.10  267.50
        optional BP                                       106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional BPP                                      107.84   155.38   205.50  307.86          27.84    85.38   145.50  307.86
        optional GMIB                                     106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92
        optional GMIB and BP                              109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58
        optional GMIB and BPP                             110.91   164.52   220.58  337.09          30.91    94.52   160.58  337.09

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        base contract with no optional riders             102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12
        optional BP                                       105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional BPP                                      106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional GMIB                                     105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional GMIB and BP                              108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB and BPP                             109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47

AXP(R) Variable Portfolio - Partners Small Cap Value
  Fund
        base contract with no optional riders             109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44
        optional BP                                       112.45   169.07   228.05  351.38          32.45    99.07   168.05  351.38
        optional BPP                                      113.99   173.61   235.47  365.45          33.99   103.61   175.47  365.45
        optional GMIB                                     112.96   170.59   230.53  356.09          32.96   100.59   170.53  356.09
        optional GMIB and BP                              115.53   178.13   242.85  379.32          35.53   108.13   182.85  379.32
        optional GMIB and BPP                             117.06   182.64   250.18  392.98          37.06   112.64   190.18  392.98

AXP(R) Variable Portfolio - S&P 500 Index Fund
        base contract with no optional riders              99.54   130.41   163.82  224.44          19.54    60.41   103.82  224.44
        optional BP                                       102.10   138.16   176.84  250.90          22.10    68.16   116.84  250.90
        optional BPP                                      103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47
        optional GMIB                                     102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12
        optional GMIB and BP                              105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional GMIB and BPP                             106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92

AIM V.I. Basic Value Fund, Series II
        base contract with no optional riders             109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58
        optional BP                                       111.94   167.56   225.57  346.64          31.94    97.56   165.57  346.64
        optional BPP                                      113.48   172.10   233.01  360.79          33.48   102.10   173.01  360.79
        optional GMIB                                     112.45   169.07   228.05  351.38          32.45    99.07   168.05  351.38
        optional GMIB and BP                              115.01   176.62   240.40  374.72          35.01   106.62   180.40  374.72
        optional GMIB and BPP                             116.55   181.14   247.74  388.45          36.55   111.14   187.74  388.45

                                       10

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AIM V.I. Capital Development Fund, Series II
        base contract with no optional riders            $108.97  $158.74  $211.05 $318.68         $28.97  $ 88.74  $151.05 $318.68
        optional BP                                       111.53   166.34   223.58  342.83          31.53    96.34   163.58  342.83
        optional BPP                                      113.07   170.89   231.03  357.03          33.07   100.89   171.03  357.03
        optional GMIB                                     112.04   167.86   226.07  347.59          32.04    97.86   166.07  347.59
        optional GMIB and BP                              114.60   175.42   238.43  371.03          34.60   105.42   178.43  371.03
        optional GMIB and BPP                             116.14   179.93   245.79  384.81          36.14   109.93   185.79  384.81

AIM V.I. Premier Equity Fund, Series II
(previously AIM V.I. Value Fund, Series II)
        base contract with no optional riders             105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional BP                                       108.35   156.91   208.03  312.79          28.35    86.91   148.03  312.79
        optional BPP                                      109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44
        optional GMIB                                     108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70
        optional GMIB and BP                              111.43   166.04   223.08  341.88          31.43    96.04   163.08  341.88
        optional GMIB and BPP                             112.96   170.59   230.53  356.09          32.96   100.59   170.53  356.09

Alliance VP Growth and Income Portfolio (Class B)
        base contract with no optional riders             103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BP                                       106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional BPP                                      108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB                                     107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91
        optional GMIB and BP                              109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53
        optional GMIB and BPP                             111.12   165.13   221.58  339.01          31.12    95.13   161.58  339.01

Alliance VP Premier Growth Portfolio (Class B)
        base contract with no optional riders             107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional BP                                       110.30   162.70   217.58  331.31          30.30    92.70   157.58  331.31
        optional BPP                                      111.84   167.25   225.07  345.69          31.84    97.25   165.07  345.69
        optional GMIB                                     110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13
        optional GMIB and BP                              113.37   171.80   232.51  359.85          33.37   101.80   172.51  359.85
        optional GMIB and BPP                             114.91   176.32   239.91  373.80          34.91   106.32   179.91  373.80

Alliance VP Technology Portfolio (Class B)
        base contract with no optional riders             108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional BP                                       110.71   163.92   219.58  335.17          30.71    93.92   159.58  335.17
        optional BPP                                      112.25   168.47   227.06  349.49          32.25    98.47   167.06  349.49
        optional GMIB                                     111.22   165.43   222.08  339.96          31.22    95.43   162.08  339.96
        optional GMIB and BP                              113.78   173.00   234.49  363.59          33.78   103.00   174.49  363.59
        optional GMIB and BPP                             115.32   177.53   241.87  377.48          35.32   107.53   181.87  377.48

Alliance VP Total Return Portfolio (Class B)
        base contract with no optional riders             104.76   146.18   190.23  277.74          24.76    76.18   130.23  277.74
        optional BP                                       107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90
        optional BPP                                      108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70
        optional GMIB                                     107.84   155.38   205.50  307.86          27.84    85.38   145.50  307.86
        optional GMIB and BP                              110.40   163.00   218.08  332.28          30.40    93.00   158.08  332.28
        optional GMIB and BPP                             111.94   167.56   225.57  346.64          31.94    97.56   165.57  346.64

                                       11

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Fidelity VIP Contrafund(R) Portfolio (Service Class 2)
        base contract with no optional riders            $104.15  $144.34  $187.15 $271.61         $24.15  $ 74.34  $127.15 $271.61
        optional BP                                       106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BPP                                      108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB                                     107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB and BP                              109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47
        optional GMIB and BPP                             111.32   165.74   222.58  340.92          31.32    95.74   162.58  340.92

Fidelity VIP Growth Portfolio (Service Class 2)
        base contract with no optional riders             104.05   144.03   186.64  270.58          24.05    74.03   126.64  270.58
        optional BP                                       106.61   151.71   199.42  295.92          26.61    81.71   139.42  295.92
        optional BPP                                      108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional GMIB                                     107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional GMIB and BP                              109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional GMIB and BPP                             111.22   165.43   222.08  339.96          31.22    95.43   162.08  339.96

Fidelity VIP Mid Cap Portfolio (Service Class 2)
        base contract with no optional riders             104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BP                                       106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BPP                                      108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB                                     107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB and BP                              109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47
        optional GMIB and BPP                             111.32   165.74   222.58  340.92          31.32    95.74   162.58  340.92

Fidelity VIP Overseas Portfolio (Service Class 2)
        base contract with no optional riders             106.61   151.71   199.42  295.92          26.61    81.71   139.42  295.92
        optional BP                                       109.17   159.35   212.06  320.63          29.17    89.35   152.06  320.63
        optional BPP                                      110.71   163.92   219.58  335.17          30.71    93.92   159.58  335.17
        optional GMIB                                     109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional GMIB and BP                              112.25   168.47   227.06  349.49          32.25    98.47   167.06  349.49
        optional GMIB and BPP                             113.78   173.00   234.49  363.59          33.78   103.00   174.49  363.59

FTVIPT Franklin Real Estate Fund - Class 2
        base contract with no optional riders             103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BP                                       105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional BPP                                      107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB                                     106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional GMIB and BP                              108.76   158.13   210.05  316.72          28.76    88.13   150.05  316.72
        optional GMIB and BPP                             110.30   162.70   217.58  331.31          30.30    92.70   157.58  331.31

FTVIPT Franklin Small Cap Fund - Class 2
        base contract with no optional riders             104.87   146.49   190.74  278.76          24.87    76.49   130.74  278.76
        optional BP                                       107.43   154.16   203.48  303.89          27.43    84.16   143.48  303.89
        optional BPP                                      108.97   158.74   211.05  318.68          28.97    88.74   151.05  318.68
        optional GMIB                                     107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional GMIB and BP                              110.50   163.31   218.58  333.24          30.50    93.31   158.58  333.24
        optional GMIB and BPP                             112.04   167.86   226.07  347.59          32.04    97.86   166.07  347.59

                                       12

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
FTVIPT Franklin Small Cap Value Securities
  Fund - Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
        base contract with no optional riders            $104.97  $146.80  $191.25 $279.78         $24.97  $ 76.80  $131.25 $279.78
        optional BP                                       107.53   154.46   203.98  304.89          27.53    84.46   143.98  304.89
        optional BPP                                      109.07   159.05   211.56  319.66          29.07    89.05   151.56  319.66
        optional GMIB                                     108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB and BP                              110.61   163.61   219.08  334.20          30.61    93.61   159.08  334.20
        optional GMIB and BPP                             112.14   168.16   226.56  348.54          32.14    98.16   166.56  348.54

FTVIPT Mutual Shares Securities Fund - Class 2
        base contract with no optional riders             105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional BP                                       107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional BPP                                      109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional GMIB                                     108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB and BP                              110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13
        optional GMIB and BPP                             112.35   168.77   227.56  350.43          32.35    98.77   167.56  350.43

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International Securities
  Fund - Class 2)
        base contract with no optional riders             106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional BP                                       108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70
        optional BPP                                      110.40   163.00   218.08  332.28          30.40    93.00   158.08  332.28
        optional GMIB                                     109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58
        optional GMIB and BP                              111.94   167.56   225.57  346.64          31.94    97.56   165.57  346.64
        optional GMIB and BPP                             113.48   172.10   233.01  360.79          33.48   102.10   173.01  360.79

MFS(R) Investors Growth Stock Series - Service Class
        base contract with no optional riders             106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional BP                                       109.07   159.05   211.56  319.66          29.07    89.05   151.56  319.66
        optional BPP                                      110.61   163.61   219.08  334.20          30.61    93.61   159.08  334.20
        optional GMIB                                     109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53
        optional GMIB and BP                              112.14   168.16   226.56  348.54          32.14    98.16   166.56  348.54
        optional GMIB and BPP                             113.68   172.70   233.99  362.66          33.68   102.70   173.99  362.66

MFS(R) New Discovery Series - Service Class
        base contract with no optional riders             107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional BP                                       110.50   163.31   218.58  333.24          30.50    93.31   158.58  333.24
        optional BPP                                      112.04   167.86   226.07  347.59          32.04    97.86   166.07  347.59
        optional GMIB                                     111.02   164.83   221.08  338.05          31.02    94.83   161.08  338.05
        optional GMIB and BP                              113.58   172.40   233.50  361.72          33.58   102.40   173.50  361.72
        optional GMIB and BPP                             115.12   176.93   240.89  375.64          35.12   106.93   180.89  375.64

MFS(R) Total Return Series - Service Class
        base contract with no optional riders             106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional BP                                       108.76   158.13   210.05  316.72          28.76    88.13   150.05  316.72
        optional BPP                                      110.30   162.70   217.58  331.31          30.30    92.70   157.58  331.31
        optional GMIB                                     109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional GMIB and BP                              111.84   167.25   225.07  345.69          31.84    97.25   165.07  345.69
        optional GMIB and BPP                             113.37   171.80   232.51  359.85          33.37   101.80   172.51  359.85

                                       13

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                           A TOTAL WITHDRAWAL AT THE               OF AN ANNUITY PAYOUT PLAN AT THE
                                                            END OF EACH TIME PERIOD                     END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
MFS(R) Utilities Series - Service Class
        base contract with no optional riders            $106.61  $151.71  $199.42 $295.92         $26.61  $ 81.71  $139.42 $295.92
        optional BP                                       109.17   159.35   212.06  320.63          29.17    89.35   152.06  320.63
        optional BPP                                      110.71   163.92   219.58  335.17          30.71    93.92   159.58  335.17
        optional GMIB                                     109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional GMIB and BP                              112.25   168.47   227.06  349.49          32.25    98.47   167.06  349.49
        optional GMIB and BPP                             113.78   173.00   234.49  363.59          33.78   103.00   174.49  363.59

Oppenheimer Capital Appreciation Fund/VA, Service
  Shares
        base contract with no optional riders             103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional BP                                       106.40   151.10   198.40  293.92          26.40    81.10   138.40  293.92
        optional BPP                                      107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional GMIB                                     106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional GMIB and BP                              109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56
        optional GMIB and BPP                             111.02   164.83   221.08  338.05          31.02    94.83   161.08  338.05

Oppenheimer Global Securities Fund/VA, Service Shares
        base contract with no optional riders             104.25   144.64   187.66  272.63          24.25    74.64   127.66  272.63
        optional BP                                       106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92
        optional BPP                                      108.35   156.91   208.03  312.79          28.35    86.91   148.03  312.79
        optional GMIB                                     107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90
        optional GMIB and BP                              109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44
        optional GMIB and BPP                             111.43   166.04   223.08  341.88          31.43    96.04   163.08  341.88

Oppenheimer High Income Fund/VA, Service Shares
        base contract with no optional riders             105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional BP                                       107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional BPP                                      109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56
        optional GMIB                                     108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77
        optional GMIB and BP                              111.02   164.83   221.08  338.05          31.02    94.83   161.08  338.05
        optional GMIB and BPP                             112.55   169.38   228.55  352.32          32.55    99.38   168.55  352.32

Oppenheimer Main Street Small Cap Fund/VA, Service
  Shares
        base contract with no optional riders             107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional BP                                       110.30   162.70   217.58  331.31          30.30    92.70   157.58  331.31
        optional BPP                                      111.84   167.25   225.07  345.69          31.84    97.25   165.07  345.69
        optional GMIB                                     110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13
        optional GMIB and BP                              113.37   171.80   232.51  359.85          33.37   101.80   172.51  359.85
        optional GMIB and BPP                             114.91   176.32   239.91  373.80          34.91   106.32   179.91  373.80

Oppenheimer Strategic Bond Fund/VA, Service Shares
        base contract with no optional riders             104.97   146.80   191.25  279.78          24.97    76.80   131.25  279.78
        optional BP                                       107.53   154.46   203.98  304.89          27.53    84.46   143.98  304.89
        optional BPP                                      109.07   159.05   211.56  319.66          29.07    89.05   151.56  319.66
        optional GMIB                                     108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB and BP                              110.61   163.61   219.08  334.20          30.61    93.61   159.08  334.20
        optional GMIB and BPP                             112.14   168.16   226.56  348.54          32.14    98.16   166.56  348.54

                                       14

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Putnam VT Growth and Income Fund - Class IB Shares
        base contract with no optional riders            $102.30  $138.78  $177.87 $252.99         $22.30  $ 68.78  $117.87 $252.99
        optional BP                                       104.87   146.49   190.74  278.76          24.87    76.49   130.74  278.76
        optional BPP                                      106.40   151.10   198.40  293.92          26.40    81.10   138.40  293.92
        optional GMIB                                     105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional GMIB and BP                              107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional GMIB and BPP                             109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56

Putnam VT International Growth Fund - Class IB Shares
        base contract with no optional riders             106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BP                                       109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional BPP                                      110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13
        optional GMIB                                     109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47
        optional GMIB and BP                              112.35   168.77   227.56  350.43          32.35    98.77   167.56  350.43
        optional GMIB and BPP                             113.89   173.31   234.98  364.52          33.89   103.31   174.98  364.52

Putnam VT Research Fund - Class IB Shares
        base contract with no optional riders             104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional BP                                       107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional BPP                                      108.76   158.13   210.05  316.72          28.76    88.13   150.05  316.72
        optional GMIB                                     107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional GMIB and BP                              110.30   162.70   217.58  331.31          30.30    92.70   157.58  331.31
        optional GMIB and BPP                             111.84   167.25   225.07  345.69          31.84    97.25   165.07  345.69

PutnamVT Vista Fund - Class IB Shares
        base contract with no optional riders             103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BP                                       106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional BPP                                      108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB                                     107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91
        optional GMIB and BP                              109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53
        optional GMIB and BPP                             111.12   165.13   221.58  339.01          31.12    95.13   161.58  339.01

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional ROP death benefit rider (1.25% total variable account expense) assuming a 5% annual return and ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        no optional riders                               $101.69  $136.93  $174.76 $246.71         $21.69  $ 66.93  $114.76 $246.71
        optional BP                                       104.25   144.64   187.66  272.63          24.25    74.64   127.66  272.63
        optional BPP                                      105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88

AXP(R) Variable Portfolio - Cash Management Fund
        no optional riders                                100.46   133.21   168.52  234.04          20.46    63.21   108.52  234.04
        optional BP                                       103.02   140.94   181.49  260.27          23.02    70.94   121.49  260.27
        optional BPP                                      104.56   145.57   189.20  275.70          24.56    75.57   129.20  275.70

AXP(R) Variable Portfolio - Diversified Equity Income
  Fund
        no optional riders                                102.82   140.33   180.46  258.20          22.82    70.33   120.46  258.20
        optional BP                                       105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional BPP                                      106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92

AXP(R) Variable Portfolio - Federal Income Fund
        no optional riders                                102.10   138.16   176.84  250.90          22.10    68.16   116.84  250.90
        optional BP                                       104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional BPP                                      106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91

AXP(R) Variable Portfolio - Growth Fund
        no optional riders                                102.71   140.02   179.94  257.16          22.71    70.02   119.94  257.16
        optional BP                                       105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82
        optional BPP                                      106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        no optional riders                                101.59   136.62   174.24  245.66          21.59    66.62   114.24  245.66
        optional BP                                       104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BPP                                      105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87

AXP(R) Variable Portfolio - Partners Small Cap Value
  Fund
        no optional riders                                108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70
        optional BP                                       111.43   166.04   223.08  341.88          31.43    96.04   163.08  341.88
        optional BPP                                      112.96   170.59   230.53  356.09          32.96   100.59   170.53  356.09

AXP(R) Variable Portfolio - S&P 500 Index Fund
        no optional riders                                 98.51   127.30   158.57  213.67          18.51    57.30    98.57  213.67
        optional BP                                       101.07   135.07   171.64  240.40          21.07    65.07   111.64  240.40
        optional BPP                                      102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12

AIM V.I. Basic Value Fund, Series II
        no optional riders                                108.35   156.91   208.03  312.79          28.35    86.91   148.03  312.79
        optional BP                                       110.91   164.52   220.58  337.09          30.91    94.52   160.58  337.09
        optional BPP                                      112.45   169.07   228.05  351.38          32.45    99.07   168.05  351.38

AIM V.I. Capital Development Fund, Series II
        no optional riders                                107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional BP                                       110.50   163.31   218.58  333.24          30.50    93.31   158.58  333.24
        optional BPP                                      112.04   167.86   226.07  347.59          32.04    97.86   166.07  347.59

                                       16

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AIM V.I. Premier Equity Fund, Series II
(previously AIM V.I. Value Fund, Series II)
        no optional riders                               $104.76  $146.18  $190.23 $277.74         $24.76   $76.18  $130.23 $277.74
        optional BP                                       107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90
        optional BPP                                      108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70

Alliance VP Growth and Income Portfolio (Class B)
        no optional riders                                102.92   140.64   180.97  259.24          22.92    70.64   120.97  259.24
        optional BP                                       105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional BPP                                      107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91

Alliance VP Premier Growth Portfolio (Class B)
        no optional riders                                106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BP                                       109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional BPP                                      110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13

Alliance VP Technology Portfolio (Class B)
        no optional riders                                107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional BP                                       109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional BPP                                      111.22   165.43   222.08  339.96          31.22    95.43   162.08  339.96

Alliance VP Total Return Portfolio (Class B)
        no optional riders                                103.74   143.10   185.10  267.50          23.74    73.10   125.10  267.50
        optional BP                                       106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional BPP                                      107.84   155.38   205.50  307.86          27.84    85.38   145.50  307.86

Fidelity VIP Contrafund(R) Portfolio (Service Class 2)
        no optional riders                                103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BP                                       105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional BPP                                      107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91

Fidelity VIP Growth Portfolio (Service Class 2)
        no optional riders                                103.02   140.94   181.49  260.27          23.02    70.94   121.49  260.27
        optional BP                                       105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional BPP                                      107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91

Fidelity VIP Mid Cap Portfolio (Service Class 2)
        no optional riders                                103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BP                                       105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional BPP                                      107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91

Fidelity VIP Overseas Portfolio (Service Class 2)
        no optional riders                                105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional BP                                       108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional BPP                                      109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50

FTVIPT Franklin Real Estate Fund - Class 2
        no optional riders                                102.10   138.16   176.84  250.90          22.10    68.16   116.84  250.90
        optional BP                                       104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional BPP                                      106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91

                                       17

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
FTVIPT Franklin Small Cap Fund - Class 2
        no optional riders                               $103.84  $143.41  $185.61 $268.53         $23.84   $73.41  $125.61 $268.53
        optional BP                                       106.40   151.10   198.40  293.92          26.40    81.10   138.40  293.92
        optional BPP                                      107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85

FTVIPT Franklin Small Cap Value Securities
  Fund - Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
        no optional riders                                103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BP                                       106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional BPP                                      108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83

FTVIPT Mutual Shares Securities Fund - Class 2
        no optional riders                                104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BP                                       106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BPP                                      108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International Securities
  Fund - Class 2)
        no optional riders                                105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82
        optional BP                                       107.84   155.38   205.50  307.86          27.84    85.38   145.50  307.86
        optional BPP                                      109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58

MFS(R) Investors Growth Stock Series - Service Class
        no optional riders                                105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional BP                                       108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional BPP                                      109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53

MFS(R) New Discovery Series - Service Class
        no optional riders                                106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional BP                                       109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56
        optional BPP                                      111.02   164.83   221.08  338.05          31.02    94.83   161.08  338.05

MFS(R) Total Return Series - Service Class
        no optional riders                                105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional BP                                       107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional BPP                                      109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61

MFS(R) Utilities Series - Service Class
        no optional riders                                105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional BP                                       108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional BPP                                      109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50

Oppenheimer Capital Appreciation Fund/VA, Service
  Shares
        no optional riders                                102.82   140.33   180.46  258.20          22.82    70.33   120.46  258.20
        optional BP                                       105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional BPP                                      106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92

Oppenheimer Global Securities Fund/VA, Service Shares
        no optional riders                                103.23   141.56   182.52  262.34          23.23    71.56   122.52  262.34
        optional BP                                       105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional BPP                                      107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90

                                       18

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                               A TOTAL WITHDRAWAL AT THE           OF AN ANNUITY PAYOUT PLAN AT THE
                                                                END OF EACH TIME PERIOD                 END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
        no optional riders                               $104.35  $144.95  $188.18 $273.66         $24.35   $74.95  $128.18 $273.66
        optional BP                                       106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional BPP                                      108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77

Oppenheimer Main Street Small Cap Fund/VA, Service
  Shares
        no optional riders                                106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BP                                       109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional BPP                                      110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13

Oppenheimer Strategic Bond Fund/VA, Service Shares
        no optional riders                                103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BP                                       106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional BPP                                      108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83

Putnam VT Growth and Income Fund - Class IB Shares
        no optional riders                                101.28   135.69   172.68  242.51          21.28    65.69   112.68  242.51
        optional BP                                       103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional BPP                                      105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84

Putnam VT International Growth Fund - Class IB
  Shares
        no optional riders                                105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional BP                                       108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional BPP                                      109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47

Putnam VT Research Fund - Class IB Shares
        no optional riders                                103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47
        optional BP                                       106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional BPP                                      107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87

Putnam VT Vista Fund - Class IB Shares
        no optional riders                                102.92   140.64   180.97  259.24          22.92    70.64   120.97  259.24
        optional BP                                       105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional BPP                                      107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional MAV death benefit rider (1.10% total variable account expense) assuming a 5% annual return and ...

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        no optional riders                               $100.15  $132.28  $166.95 $230.85         $20.15   $62.28  $106.95 $230.85
        optional BP                                       102.71   140.02   179.94  257.16          22.71    70.02   119.94  257.16
        optional BPP                                      104.25   144.64   187.66  272.63          24.25    74.64   127.66  272.63
        optional GMIB                                     103.23   141.56   182.52  262.34          23.23    71.56   122.52  262.34
        optional GMIB and BP                              105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional GMIB and BPP                             107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90

AXP(R) Variable Portfolio - Cash Management Fund
        no optional riders                                 98.92   128.55   160.67  217.99          18.92    58.55   100.67  217.99
        optional BP                                       101.48   136.31   173.72  244.61          21.48    66.31   113.72  244.61
        optional BPP                                      103.02   140.94   181.49  260.27          23.02    70.94   121.49  260.27
        optional GMIB                                     102.00   137.85   176.32  249.86          22.00    67.85   116.32  249.86
        optional GMIB and BP                              104.56   145.57   189.20  275.70          24.56    75.57   129.20  275.70
        optional GMIB and BPP                             106.10   150.18   196.87  290.90          26.10    80.18   136.87  290.90

AXP(R) Variable Portfolio - Diversified Equity Income
  Fund
        no optional riders                                101.28   135.69   172.68  242.51          21.28    65.69   112.68  242.51
        optional BP                                       103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional BPP                                      105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional GMIB                                     104.35   144.95   188.18  273.66          24.35    74.95   128.18  273.66
        optional GMIB and BP                              106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional GMIB and BPP                             108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77

AXP(R) Variable Portfolio - Federal Income Fund
        no optional riders                                100.56   133.52   169.04  235.11          20.56    63.52   109.04  235.11
        optional BP                                       103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BPP                                      104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional GMIB                                     103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47
        optional GMIB and BP                              106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional GMIB and BPP                             107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87

AXP(R) Variable Portfolio - Growth Fund
        no optional riders                                101.18   135.38   172.16  241.45          21.18    65.38   112.16  241.45
        optional BP                                       103.74   143.10   185.10  267.50          23.74    73.10   125.10  267.50
        optional BPP                                      105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82
        optional GMIB                                     104.25   144.64   187.66  272.63          24.25    74.64   127.66  272.63
        optional GMIB and BP                              106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92
        optional GMIB and BPP                             108.35   156.91   208.03  312.79          28.35    86.91   148.03  312.79

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        no optional riders                                100.05   131.97   166.43  229.79          20.05    61.97   106.43  229.79
        optional BP                                       102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12
        optional BPP                                      104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional GMIB                                     103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional GMIB and BP                              105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional GMIB and BPP                             107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91

                                       20

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Partners Small Cap Value
  Fund
        no optional riders                               $107.33  $153.85  $202.97 $302.90         $27.33  $ 83.85  $142.97 $302.90
        optional BP                                       109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44
        optional BPP                                      111.43   166.04   223.08  341.88          31.43    96.04   163.08  341.88
        optional GMIB                                     110.40   163.00   218.08  332.28          30.40    93.00   158.08  332.28
        optional GMIB and BP                              112.96   170.59   230.53  356.09          32.96   100.59   170.53  356.09
        optional GMIB and BPP                             114.50   175.12   237.94  370.10          34.50   105.12   177.94  370.10

AXP(R) Variable Portfolio - S&P 500 Index Fund
        no optional riders                                 96.97   122.62   150.66  197.32          16.97    52.62    90.66  197.32
        optional BP                                        99.54   130.41   163.82  224.44          19.54    60.41   103.82  224.44
        optional BPP                                      101.07   135.07   171.64  240.40          21.07    65.07   111.64  240.40
        optional GMIB                                     100.05   131.97   166.43  229.79          20.05    61.97   106.43  229.79
        optional GMIB and BP                              102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12
        optional GMIB and BPP                             104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61

AIM V.I. Basic Value Fund, Series II
        no optional riders                                106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92
        optional BP                                       109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58
        optional BPP                                      110.91   164.52   220.58  337.09          30.91    94.52   160.58  337.09
        optional GMIB                                     109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44
        optional GMIB and BP                              112.45   169.07   228.05  351.38          32.45    99.07   168.05  351.38
        optional GMIB and BPP                             113.99   173.61   235.47  365.45          33.99   103.61   175.47  365.45

AIM V.I. Capital Development Fund, Series II
        no optional riders                                106.40   151.10   198.40  293.92          26.40    81.10   138.40  293.92
        optional BP                                       108.97   158.74   211.05  318.68          28.97    88.74   151.05  318.68
        optional BPP                                      110.50   163.31   218.58  333.24          30.50    93.31   158.58  333.24
        optional GMIB                                     109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56
        optional GMIB and BP                              112.04   167.86   226.07  347.59          32.04    97.86   166.07  347.59
        optional GMIB and BPP                             113.58   172.40   233.50  361.72          33.58   102.40   173.50  361.72

AIM V.I. Premier Equity Fund, Series II
(previously AIM V.I. Value Fund, Series II)
        no optional riders                                103.23   141.56   182.52  262.34          23.23    71.56   122.52  262.34
        optional BP                                       105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional BPP                                      107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90
        optional GMIB                                     106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional GMIB and BP                              108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70
        optional GMIB and BPP                             110.40   163.00   218.08  332.28          30.40    93.00   158.08  332.28

Alliance VP Growth and Income Portfolio (Class B)
        no optional riders                                101.38   136.00   173.20  243.56          21.38    66.00   113.20  243.56
        optional BP                                       103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BPP                                      105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional GMIB                                     104.46   145.26   188.69  274.68          24.46    75.26   128.69  274.68
        optional GMIB and BP                              107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91
        optional GMIB and BPP                             108.56   157.52   209.04  314.76          28.56    87.52   149.04  314.76

                                       21

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
        no optional riders                               $105.17  $147.41  $192.28 $281.81         $25.17   $77.41  $132.28 $281.81
        optional BP                                       107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional BPP                                      109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional GMIB                                     108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB and BP                              110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13
        optional GMIB and BPP                             112.35   168.77   227.56  350.43          32.35    98.77   167.56  350.43

Alliance VP Technology Portfolio (Class B)
        no optional riders                                105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional BP                                       108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional BPP                                      109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional GMIB                                     108.66   157.82   209.54  315.74          28.66    87.82   149.54  315.74
        optional GMIB and BP                              111.22   165.43   222.08  339.96          31.22    95.43   162.08  339.96
        optional GMIB and BPP                             112.76   169.98   229.54  354.21          32.76    99.98   169.54  354.21

Alliance VP Total Return Portfolio (Class B)
        no optional riders                                102.20   138.47   177.35  251.95          22.20    68.47   117.35  251.95
        optional BP                                       104.76   146.18   190.23  277.74          24.76    76.18   130.23  277.74
        optional BPP                                      106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional GMIB                                     105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82
        optional GMIB and BP                              107.84   155.38   205.50  307.86          27.84    85.38   145.50  307.86
        optional GMIB and BPP                             109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58

Fidelity VIP Contrafund(R) Portfolio (Service Class 2)
        no optional riders                                101.59   136.62   174.24  245.66          21.59    66.62   114.24  245.66
        optional BP                                       104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BPP                                      105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional GMIB                                     104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional GMIB and BP                              107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB and BPP                             108.76   158.13   210.05  316.72          28.76    88.13   150.05  316.72

Fidelity VIP Growth Portfolio (Service Class 2)
        no optional riders                                101.48   136.31   173.72  244.61          21.48    66.31   113.72  244.61
        optional BP                                       104.05   144.03   186.64  270.58          24.05    74.03   126.64  270.58
        optional BPP                                      105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional GMIB                                     104.56   145.57   189.20  275.70          24.56    75.57   129.20  275.70
        optional GMIB and BP                              107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional GMIB and BPP                             108.66   157.82   209.54  315.74          28.66    87.82   149.54  315.74

Fidelity VIP Mid Cap Portfolio (Service Class 2)
        no optional riders                                101.59   136.62   174.24  245.66          21.59    66.62   114.24  245.66
        optional BP                                       104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BPP                                      105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional GMIB                                     104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional GMIB and BP                              107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB and BPP                             108.76   158.13   210.05  316.72          28.76    88.13   150.05  316.72

                                       22

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Fidelity VIP Overseas Portfolio (Service Class 2)
        no optional riders                               $104.05  $144.03  $186.64 $270.58         $24.05   $74.03  $126.64 $270.58
        optional BP                                       106.61   151.71   199.42  295.92          26.61    81.71   139.42  295.92
        optional BPP                                      108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional GMIB                                     107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional GMIB and BP                              109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional GMIB and BPP                             111.22   165.43   222.08  339.96          31.22    95.43   162.08  339.96

FTVIPT Franklin Real Estate Fund - Class 2
        no optional riders                                100.56   133.52   169.04  235.11          20.56    63.52   109.04  235.11
        optional BP                                       103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BPP                                      104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional GMIB                                     103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47
        optional GMIB and BP                              106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional GMIB and BPP                             107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87

FTVIPT Franklin Small Cap Fund - Class 2
        no optional riders                                102.30   138.78   177.87  252.99          22.30    68.78   117.87  252.99
        optional BP                                       104.87   146.49   190.74  278.76          24.87    76.49   130.74  278.76
        optional BPP                                      106.40   151.10   198.40  293.92          26.40    81.10   138.40  293.92
        optional GMIB                                     105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional GMIB and BP                              107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional GMIB and BPP                             109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56

FTVIPT Franklin Small Cap Value Securities
  Fund - Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
        no optional riders                                102.41   139.09   178.39  254.04          22.41    69.09   118.39  254.04
        optional BP                                       104.97   146.80   191.25  279.78          24.97    76.80   131.25  279.78
        optional BPP                                      106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional GMIB                                     105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional GMIB and BP                              108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB and BPP                             109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53

FTVIPT Mutual Shares Securities Fund - Class 2
        no optional riders                                102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12
        optional BP                                       105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional BPP                                      106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional GMIB                                     105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional GMIB and BP                              108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB and BPP                             109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International Securities
  Fund - Class 2)
        no optional riders                                103.74   143.10   185.10  267.50          23.74    73.10   125.10  267.50
        optional BP                                       106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional BPP                                      107.84   155.38   205.50  307.86          27.84    85.38   145.50  307.86
        optional GMIB                                     106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92
        optional GMIB and BP                              109.38   159.96   213.07  322.58          29.38    89.96   153.07  322.58
        optional GMIB and BPP                             110.91   164.52   220.58  337.09          30.91    94.52   160.58  337.09

                                       23

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
MFS(R) Investors Growth Stock Series - Service Class
        no optional riders                               $103.94  $143.72  $186.12 $269.56         $23.94   $73.72  $126.12 $269.56
        optional BP                                       106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional BPP                                      108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB                                     107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91
        optional GMIB and BP                              109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53
        optional GMIB and BPP                             111.12   165.13   221.58  339.01          31.12    95.13   161.58  339.01

MFS(R) New Discovery Series - Service Class
        no optional riders                                105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional BP                                       107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional BPP                                      109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56
        optional GMIB                                     108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77
        optional GMIB and BP                              111.02   164.83   221.08  338.05          31.02    94.83   161.08  338.05
        optional GMIB and BPP                             112.55   169.38   228.55  352.32          32.55    99.38   168.55  352.32

MFS(R) Total Return Series - Service Class
        no optional riders                                103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47
        optional BP                                       106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional BPP                                      107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional GMIB                                     106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional GMIB and BP                              109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional GMIB and BPP                             110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13

MFS(R) Utilities Series - Service Class
        no optional riders                                104.05   144.03   186.64  270.58          24.05    74.03   126.64  270.58
        optional BP                                       106.61   151.71   199.42  295.92          26.61    81.71   139.42  295.92
        optional BPP                                      108.15   156.30   207.02  310.82          28.15    86.30   147.02  310.82
        optional GMIB                                     107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional GMIB and BP                              109.68   160.87   214.57  325.50          29.68    90.87   154.57  325.50
        optional GMIB and BPP                             111.22   165.43   222.08  339.96          31.22    95.43   162.08  339.96

Oppenheimer Capital Appreciation Fund/VA, Service
  Shares
        no optional riders                                101.28   135.69   172.68  242.51          21.28    65.69   112.68  242.51
        optional BP                                       103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional BPP                                      105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional GMIB                                     104.35   144.95   188.18  273.66          24.35    74.95   128.18  273.66
        optional GMIB and BP                              106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional GMIB and BPP                             108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77

Oppenheimer Global Securities Fund/VA, Service Shares
        no optional riders                                101.69   136.93   174.76  246.71          21.69    66.93   114.76  246.71
        optional BP                                       104.25   144.64   187.66  272.63          24.25    74.64   127.66  272.63
        optional BPP                                      105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional GMIB                                     104.76   146.18   190.23  277.74          24.76    76.18   130.23  277.74
        optional GMIB and BP                              107.33   153.85   202.97  302.90          27.33    83.85   142.97  302.90
        optional GMIB and BPP                             108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70

                                       24

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
        no optional riders                               $102.82  $140.33  $180.46 $258.20         $22.82   $70.33  $120.46 $258.20
        optional BP                                       105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional BPP                                      106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional GMIB                                     105.89   149.56   195.85  288.89          25.89    79.56   135.85  288.89
        optional GMIB and BP                              108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77
        optional GMIB and BPP                             109.99   161.79   216.08  328.41          29.99    91.79   156.08  328.41

Oppenheimer Main Street Small Cap Fund/VA, Service
  Shares
        no optional riders                                105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional BP                                       107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional BPP                                      109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61
        optional GMIB                                     108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB and BP                              110.81   164.22   220.08  336.13          30.81    94.22   160.08  336.13
        optional GMIB and BPP                             112.35   168.77   227.56  350.43          32.35    98.77   167.56  350.43

Oppenheimer Strategic Bond Fund/VA, Service Shares
        no optional riders                                102.41   139.09   178.39  254.04          22.41    69.09   118.39  254.04
        optional BP                                       104.97   146.80   191.25  279.78          24.97    76.80   131.25  279.78
        optional BPP                                      106.51   151.40   198.91  294.92          26.51    81.40   138.91  294.92
        optional GMIB                                     105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional GMIB and BP                              108.04   155.99   206.51  309.83          28.04    85.99   146.51  309.83
        optional GMIB and BPP                             109.58   160.57   214.07  324.53          29.58    90.57   154.07  324.53

Putnam VT Growth and Income Fund - Class IB Shares
        no optional riders                                 99.74   131.03   164.86  226.58          19.74    61.03   104.86  226.58
        optional BP                                       102.30   138.78   177.87  252.99          22.30    68.78   117.87  252.99
        optional BPP                                      103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional GMIB                                     102.82   140.33   180.46  258.20          22.82    70.33   120.46  258.20
        optional GMIB and BP                              105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional GMIB and BPP                             106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92

Putnam VT International Growth Fund - Class IB Shares
        no optional riders                                104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BP                                       106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BPP                                      108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81
        optional GMIB                                     107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91
        optional GMIB and BP                              109.79   161.18   215.08  326.47          29.79    91.18   155.08  326.47
        optional GMIB and BPP                             111.32   165.74   222.58  340.92          31.32    95.74   162.58  340.92

Putnam VT Research Fund - Class IB Shares
        no optional riders                                102.10   138.16   176.84  250.90          22.10    68.16   116.84  250.90
        optional BP                                       104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72
        optional BPP                                      106.20   150.48   197.38  291.91          26.20    80.48   137.38  291.91
        optional GMIB                                     105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional GMIB and BP                              107.74   155.08   205.00  306.87          27.74    85.08   145.00  306.87
        optional GMIB and BPP                             109.27   159.65   212.56  321.61          29.27    89.65   152.56  321.61

                                       25

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Putnam VT Vista Fund - Class IB Shares
        no optional riders                               $101.38  $136.00  $173.20 $243.56         $21.38   $66.00  $113.20 $243.56
        optional BP                                       103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BPP                                      105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional GMIB                                     104.46   145.26   188.69  274.68          24.46    75.26   128.69  274.68
        optional GMIB and BP                              107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91
        optional GMIB and BPP                             108.56   157.52   209.04  314.76          28.56    87.52   149.04  314.76

                                       26

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE            OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        no optional riders                               $ 99.13  $129.17  $161.72 $220.15         $19.13   $59.17  $101.72 $220.15
        optional BP                                       101.69   136.93   174.76  246.71          21.69    66.93   114.76  246.71
        optional BPP                                      103.23   141.56   182.52  262.34          23.23    71.56   122.52  262.34

AXP(R) Variable Portfolio - Cash Management Fund
        no optional riders                                 97.90   125.43   155.42  207.16          17.90    55.43    95.42  207.16
        optional BP                                       100.46   133.21   168.52  234.04          20.46    63.21   108.52  234.04
        optional BPP                                      102.00   137.85   176.32  249.86          22.00    67.85   116.32  249.86

AXP(R) Variable Portfolio - Diversified Equity Income
  Fund
        no optional riders                                100.25   132.59   167.48  231.92          20.25    62.59   107.48  231.92
        optional BP                                       102.82   140.33   180.46  258.20          22.82    70.33   120.46  258.20
        optional BPP                                      104.35   144.95   188.18  273.66          24.35    74.95   128.18  273.66

AXP(R) Variable Portfolio - Federal Income Fund
        no optional riders                                 99.54   130.41   163.82  224.44          19.54    60.41   103.82  224.44
        optional BP                                       102.10   138.16   176.84  250.90          22.10    68.16   116.84  250.90
        optional BPP                                      103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47

AXP(R) Variable Portfolio - Growth Fund
        no optional riders                                100.15   132.28   166.95  230.85          20.15    62.28   106.95  230.85
        optional BP                                       102.71   140.02   179.94  257.16          22.71    70.02   119.94  257.16
        optional BPP                                      104.25   144.64   187.66  272.63          24.25    74.64   127.66  272.63

AXP(R)Variable Portfolio - NEW DIMENSIONS FUND(R)
        no optional riders                                 99.02   128.86   161.20  219.07          19.02    58.86   101.20  219.07
        optional BP                                       101.59   136.62   174.24  245.66          21.59    66.62   114.24  245.66
        optional BPP                                      103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31

AXP(R) Variable Portfolio - Partners Small Cap Value
  Fund
        no optional riders                                106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91
        optional BP                                       108.86   158.44   210.55  317.70          28.86    88.44   150.55  317.70
        optional BPP                                      110.40   163.00   218.08  332.28          30.40    93.00   158.08  332.28

AXP(R) Variable Portfolio - S&P 500 Index Fund
        no optional riders                                 95.95   119.49   145.36  186.29          15.95    49.49    85.36  186.29
        optional BP                                        98.51   127.30   158.57  213.67          18.51    57.30    98.57  213.67
        optional BPP                                      100.05   131.97   166.43  229.79          20.05    61.97   106.43  229.79

AIM V.I. Basic Value Fund, Series II
        no optional riders                                105.79   149.26   195.34  287.88          25.79    79.26   135.34  287.88
        optional BP                                       108.35   156.91   208.03  312.79          28.35    86.91   148.03  312.79
        optional BPP                                      109.89   161.48   215.58  327.44          29.89    91.48   155.58  327.44

AIM V.I. Capital Development Fund, Series II
        no optional riders                                105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84
        optional BP                                       107.94   155.69   206.01  308.85          27.94    85.69   146.01  308.85
        optional BPP                                      109.48   160.26   213.57  323.56          29.48    90.26   153.57  323.56

                                       27

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AIM V.I. Premier Equity Fund, Series II
(previously AIM V.I. Value Fund, Series II)
        no optional riders                               $102.20  $138.47  $177.35 $251.95         $22.20   $68.47  $117.35 $251.95
        optional BP                                       104.76   146.18   190.23  277.74          24.76    76.18   130.23  277.74
        optional BPP                                      106.30   150.79   197.89  292.91          26.30    80.79   137.89  292.91

Alliance VP Growth and Income Portfolio (Class B)
        no optional riders                                100.36   132.90   168.00  232.98          20.36    62.90   108.00  232.98
        optional BP                                       102.92   140.64   180.97  259.24          22.92    70.64   120.97  259.24
        optional BPP                                      104.46   145.26   188.69  274.68          24.46    75.26   128.69  274.68

Alliance VP Premier Growth Portfolio (Class B)
        no optional riders                                104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BP                                       106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BPP                                      108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81

Alliance VP Technology Portfolio (Class B)
        no optional riders                                104.56   145.57   189.20  275.70          24.56    75.57   129.20  275.70
        optional BP                                       107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91
        optional BPP                                      108.66   157.82   209.54  315.74          28.66    87.82   149.54  315.74

Alliance VP Total Return Portfolio (Class B)
        no optional riders                                101.18   135.38   172.16  241.45          21.18    65.38   112.16  241.45
        optional BP                                       103.74   143.10   185.10  267.50          23.74    73.10   125.10  267.50
        optional BPP                                      105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82

Fidelity VIP Contrafund(R) Portfolio (Service Class 2)
        no optional riders                                100.56   133.52   169.04  235.11          20.56    63.52   109.04  235.11
        optional BP                                       103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BPP                                      104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72

Fidelity VIP Growth Portfolio (Service Class 2)
        no optional riders                                100.46   133.21   168.52  234.04          20.46    63.21   108.52  234.04
        optional BP                                       103.02   140.94   181.49  260.27          23.02    70.94   121.49  260.27
        optional BPP                                      104.56   145.57   189.20  275.70          24.56    75.57   129.20  275.70

Fidelity VIP Mid Cap Portfolio (Service Class 2)
        no optional riders                                100.56   133.52   169.04  235.11          20.56    63.52   109.04  235.11
        optional BP                                       103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BPP                                      104.66   145.88   189.72  276.72          24.66    75.88   129.72  276.72

Fidelity VIP Overseas Portfolio (Service Class 2)
        no optional riders                                103.02   140.94   181.49  260.27          23.02    70.94   121.49  260.27
        optional BP                                       105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional BPP                                      107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91

FTVIPT Franklin Real Estate Fund - Class 2
        no optional riders                                 99.54   130.41   163.82  224.44          19.54    60.41   103.82  224.44
        optional BP                                       102.10   138.16   176.84  250.90          22.10    68.16   116.84  250.90
        optional BPP                                      103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47

                                       28

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
FTVIPT Franklin Small Cap Fund - Class 2
        no optional riders                               $101.28  $135.69  $172.68 $242.51         $21.28   $65.69  $112.68 $242.51
        optional BP                                       103.84   143.41   185.61  268.53          23.84    73.41   125.61  268.53
        optional BPP                                      105.38   148.03   193.30  283.84          25.38    78.03   133.30  283.84

FTVIPT Franklin Small Cap Value Securities
  Fund - Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
        no optional riders                                101.38   136.00   173.20  243.56          21.38    66.00   113.20  243.56
        optional BP                                       103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BPP                                      105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85

FTVIPT Mutual Shares Securities Fund - Class 2
        no optional riders                                101.59   136.62   174.24  245.66          21.59    66.62   114.24  245.66
        optional BP                                       104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BPP                                      105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International Securities
  Fund - Class 2)
        no optional riders                                102.71   140.02   179.94  257.16          22.71    70.02   119.94  257.16
        optional BP                                       105.28   147.72   192.79  282.82          25.28    77.72   132.79  282.82
        optional BPP                                      106.81   152.32   200.43  297.92          26.81    82.32   140.43  297.92

MFS(R) Investors Growth Stock Series - Service Class
        no optional riders                                102.92   140.64   180.97  259.24          22.92    70.64   120.97  259.24
        optional BP                                       105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85
        optional BPP                                      107.02   152.93   201.45  299.91          27.02    82.93   141.45  299.91

MFS(R) New Discovery Series - Service Class
        no optional riders                                104.35   144.95   188.18  273.66          24.35    74.95   128.18  273.66
        optional BP                                       106.92   152.63   200.94  298.92          26.92    82.63   140.94  298.92
        optional BPP                                      108.45   157.21   208.53  313.77          28.45    87.21   148.53  313.77

MFS(R) Total Return Series - Service Class
        no optional riders                                102.61   139.71   179.42  256.12          22.61    69.71   119.42  256.12
        optional BP                                       105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81
        optional BPP                                      106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92

MFS(R) Utilities Series - Service Class
        no optional riders                                103.02   140.94   181.49  260.27          23.02    70.94   121.49  260.27
        optional BP                                       105.58   148.64   194.32  285.86          25.58    78.64   134.32  285.86
        optional BPP                                      107.12   153.24   201.96  300.91          27.12    83.24   141.96  300.91

Oppenheimer Capital Appreciation Fund/VA, Service
  Shares
        no optional riders                                100.25   132.59   167.48  231.92          20.25    62.59   107.48  231.92
        optional BP                                       102.82   140.33   180.46  258.20          22.82    70.33   120.46  258.20
        optional BPP                                      104.35   144.95   188.18  273.66          24.35    74.95   128.18  273.66

Oppenheimer Global Securities Fund/VA, Service Shares
        no optional riders                                100.66   133.83   169.56  236.17          20.66    63.83   109.56  236.17
        optional BP                                       103.23   141.56   182.52  262.34          23.23    71.56   122.52  262.34
        optional BPP                                      104.76   146.18   190.23  277.74          24.76    76.18   130.23  277.74

                                       29

                                                                                                      NO WITHDRAWAL OR SELECTION
                                                             A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                              END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                          1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
        no optional riders                               $101.79  $137.24  $175.28 $247.76         $21.79   $67.24  $115.28 $247.76
        optional BP                                       104.35   144.95   188.18  273.66          24.35    74.95   128.18  273.66
        optional BPP                                      105.89   149.56   195.85  288.89          25.89    79.56   135.85  288.89

Oppenheimer Main Street Small Cap Fund/VA, Service
  Shares
        no optional riders                                104.15   144.34   187.15  271.61          24.15    74.34   127.15  271.61
        optional BP                                       106.71   152.02   199.92  296.92          26.71    82.02   139.92  296.92
        optional BPP                                      108.25   156.60   207.52  311.81          28.25    86.60   147.52  311.81

Oppenheimer Strategic Bond Fund/VA, Service Shares
        no optional riders                                101.38   136.00   173.20  243.56          21.38    66.00   113.20  243.56
        optional BP                                       103.94   143.72   186.12  269.56          23.94    73.72   126.12  269.56
        optional BPP                                      105.48   148.33   193.81  284.85          25.48    78.33   133.81  284.85

Putnam VT Growth and Income Fund - Class IB Shares
        no optional riders                                 98.72   127.92   159.62  215.84          18.72    57.92    99.62  215.84
        optional BP                                       101.28   135.69   172.68  242.51          21.28    65.69   112.68  242.51
        optional BPP                                      102.82   140.33   180.46  258.20          22.82    70.33   120.46  258.20

Putnam VT International Growth Fund - Class IB Shares
        no optional riders                                103.12   141.25   182.00  261.31          23.12    71.25   122.00  261.31
        optional BP                                       105.69   148.95   194.83  286.87          25.69    78.95   134.83  286.87
        optional BPP                                      107.22   153.55   202.46  301.91          27.22    83.55   142.46  301.91

Putnam VT Research Fund - Class IB Shares
        no optional riders                                101.07   135.07   171.64  240.40          21.07    65.07   111.64  240.40
        optional BP                                       103.64   142.80   184.58  266.47          23.64    72.80   124.58  266.47
        optional BPP                                      105.17   147.41   192.28  281.81          25.17    77.41   132.28  281.81

Putnam VT Vista Fund - Class IB Shares
        no optional riders                                100.36   132.90   168.00  232.98          20.36    62.90   108.00  232.98
        optional BP                                       102.92   140.64   180.97  259.24          22.92    70.64   120.97  259.24
        optional BPP                                      104.46   145.26   188.69  274.68          24.46    75.26   128.69  274.68

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the highest (1.35%) and lowest (1.00%) total annual variable account expense combinations except for those subaccounts that do not have high and low expense combinations, but rather a single expense combination. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of the financial statements. The SAI contains tables that give per-unit information about the financial history of each subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of this prospectus.

YEAR ENDED DEC. 31,                                                                                2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                   $  1.05   $   1.01    $  1.00
Accumulation unit value at end of period                                                         $  1.11   $   1.05    $  1.01
Number of accumulation units outstanding at end of period (000 omitted)                               99         82         --
Ratio of operating expense to average net assets                                                    1.25%      1.25%      1.25%
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                   $  1.03   $   1.00         --
Accumulation unit value at end of period                                                         $  1.06   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                              554         53         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UCMG4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                   $  1.03   $   1.00         --
Accumulation unit value at end of period                                                         $  1.05   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                            3,857        618         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                   $  1.00   $   1.02    $  1.00
Accumulation unit value at end of period                                                         $  1.01   $   1.00    $  1.02
Number of accumulation units outstanding at end of period (000 omitted)                              342        244         --
Ratio of operating expense to average net assets                                                    1.25%      1.25%      1.25%
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UFIF1(2),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                   $  1.06   $   1.00         --
Accumulation unit value at end of period                                                         $  1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                               30         --         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UFIF4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                   $  1.06   $   1.00         --
Accumulation unit value at end of period                                                         $  1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,321         34         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDM1(2),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                   $  0.92   $   1.00         --
Accumulation unit value at end of period                                                         $  0.76   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               20         --         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDM4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
  DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                   $  0.92   $   1.00         --
Accumulation unit value at end of period                                                         $  0.75   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                              193         32         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USPF1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500
  INDEX FUND)
Accumulation unit value at beginning of period                                                   $  0.92   $   1.00         --
Accumulation unit value at end of period                                                         $  0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                              112          7         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

                                       31

YEAR ENDED DEC. 31,                                                                                2001      2000        1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USPF4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500
  INDEX FUND)
Accumulation unit value at beginning of period                                                   $  0.92   $   1.00         --
Accumulation unit value at end of period                                                         $  0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,756        110         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIP1(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                   $  0.97   $   1.00         --
Accumulation unit value at end of period                                                         $  0.97   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                              640         31         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIP4(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                   $  0.97   $   1.00         --
Accumulation unit value at end of period                                                         $  0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                            4,722        292         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UPRG1(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO
  (CLASS B))
Accumulation unit value at beginning of period                                                   $  0.80   $   1.00         --
Accumulation unit value at end of period                                                         $  0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                              741         47         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UPRG4(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO
  (CLASS B))
Accumulation unit value at beginning of period                                                   $  0.80   $   1.00         --
Accumulation unit value at end of period                                                         $  0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                            5,808        700         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTEC1(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO
  (CLASS B))
Accumulation unit value at beginning of period                                                   $  0.69   $   1.00         --
Accumulation unit value at end of period                                                         $  0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                              364         44         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTEC4(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO
  (CLASS B))
Accumulation unit value at beginning of period                                                   $  0.69   $   1.00         --
Accumulation unit value at end of period                                                         $  0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                            2,237        456         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT WMDC6(4) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO
  (SERVICE CLASS 2))
Accumulation unit value at beginning of period                                                   $  1.00         --         --
Accumulation unit value at end of period                                                         $  1.06         --         --
Number of accumulation units outstanding at end of period (000 omitted)                              522         --         --
Ratio of operating expense to average net assets                                                    1.25%        --         --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT WRES6(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  1.34   $   1.00         --
Accumulation unit value at end of period                                                         $  1.42   $   1.34         --
Number of accumulation units outstanding at end of period (000 omitted)                              488        144         --
Ratio of operating expense to average net assets                                                    1.25%      1.25%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  0.90   $   1.00         --
Accumulation unit value at end of period                                                         $  0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                              312         52         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USMC4(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  0.90   $   1.00         --
Accumulation unit value at end of period                                                         $  0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                            4,683        349         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

                                       32

YEAR ENDED DEC. 31,                                                                                2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE
SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  1.29   $   1.04    $  1.00
 Accumulation unit value at end of period                                                        $  1.45   $   1.29    $  1.04
Number of accumulation units outstanding at end of period (000 omitted)                                2         --         --
Ratio of operating expense to average net assets                                                    1.25%      1.25%      1.25%
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES
  FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  1.09   $   1.00         --
Accumulation unit value at end of period                                                         $  1.16   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                               61         21         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UMSS4(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES
  FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  1.09   $   1.00         --
Accumulation unit value at end of period                                                         $  1.15   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,374         15         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UINT1(2),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN
  SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  1.02   $   1.00         --
Accumulation unit value at end of period                                                         $  0.85   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                              324         22         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UINT4(2),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN
  SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                   $  1.02   $   1.00         --
Accumulation unit value at end of period                                                         $  0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,576         53         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGRS1(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK
  SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  0.95   $   1.00         --
Accumulation unit value at end of period                                                         $  0.71   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                              326          3         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGRS4(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK
  SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  0.95   $   1.00         --
Accumulation unit value at end of period                                                         $  0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,928        187         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDS1(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  1.01   $   1.00         --
Accumulation unit value at end of period                                                         $  0.95   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                              115         27         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDS4(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  1.01   $   1.00         --
Accumulation unit value at end of period                                                         $  0.94   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                              454         76         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTRS1(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  1.12   $   1.00         --
Accumulation unit value at end of period                                                         $  1.10   $   1.12         --
Number of accumulation units outstanding at end of period (000 omitted)                              792         45         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTRS4(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  1.11   $   1.00         --
Accumulation unit value at end of period                                                         $  1.10   $   1.11         --
Number of accumulation units outstanding at end of period (000 omitted)                            3,493        141         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

                                       33

YEAR ENDED DEC. 31,                                                                                2001      2000       1999
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT1(7) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                   $  1.01   $   1.00         --
Accumulation unit value at end of period                                                         $  0.75   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                              126        7           --
Ratio of operating expense to average net assets                                                    1.25%      1.25%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIN1(2),(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                   $  1.07   $   1.00         --
Accumulation unit value at end of period                                                         $  0.99   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                              287         --         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIN4(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                                                   $  1.07   $   1.00         --
Accumulation unit value at end of period                                                         $  0.98   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,109         17         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                   $  1.15   $   1.29    $  1.00
Accumulation unit value at end of period                                                         $  0.90   $   1.15    $  1.29
Number of accumulation units outstanding at end of period (000 omitted)                            4,731      2,474         --
Ratio of operating expense to average net assets                                                    1.25%      1.25%      1.25%
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UVIS1(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
  SHARES)
Accumulation unit value at beginning of period                                                   $  0.92   $   1.00         --
Accumulation unit value at end of period                                                         $  0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                              265         35         --
Ratio of operating expense to average net assets                                                    1.00%      1.00%        --
------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UVIS4(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB
  SHARES)
Accumulation unit value at beginning of period                                                   $  0.92   $   1.00         --
Accumulation unit value at end of period                                                         $  0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                            7,086        487         --
Ratio of operating expense to average net assets                                                    1.35%      1.35%        --
------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on May 30, 2000.
(3) The subaccount had no contract activity as of Dec. 31, 2000.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on March 3, 2000.
(6) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(7) Operations commenced on Oct. 23, 2000.

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or performance credits.

We may show total return quotations by means of schedules, charts or graphs.

Total return figures reflect deduction of the following charges:

-  contract administrative charge,
-  variable account administrative charge,
-  applicable mortality and expense risk fee,
-  MAV fee, o GMIB fee,
-  Benefit Protector Plus fee, and
- withdrawal charge (assuming a withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.

We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate purchase payments or transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER OR MANAGER
UBND1        AXP(R) Variable Portfolio -   Objective: high level of current income while           IDS Life Insurance Company
UBND2        Bond Fund                     conserving the value of the investment and              (IDS Life), investment manager;
PBND1                                      continuing a high level of income for the longest       American Express Financial
UBND4                                      time period. Invests primarily in bonds and other       Corporation (AEFC), investment
                                           debt obligations.                                       adviser.

UCMG1        AXP(R) Variable Portfolio -   Objective: maximum current income consistent            IDS Life, investment manager;
UCMG2        Cash Management Fund          with liquidity and stability of principal. Invests      AEFC, investment adviser.
PCMG1                                      primarily in money market securities.
UCMG4

UDEI1        AXP(R) Variable Portfolio -   Objective: a high level of current income and, as       IDS Life, investment manager;
UDEI2        Diversified Equity            a secondary goal, steady growth of capital.             AEFC, investment adviser.
PDEI1        Income Fund                   Invests primarily in dividend-paying common
UDEI4                                      and preferred stocks.

UFIF1        AXP(R) Variable Portfolio -   Objective: a high level of current income and           IDS Life, investment manager;
UFIF2        Federal Income Fund           safety of principal consistent with an investment       AEFC, investment adviser.
UFIF3                                      in U.S. government and government agency
UFIF4                                      securities. Invests primarily in debt obligations
                                           issued or guaranteed as to principal and interest
                                           by the U.S. government, its agencies or
                                           instrumentalities.

UGRO1        AXP(R) Variable Portfolio -   Objective: long-term capital growth. Invests            IDS Life, investment manager;
UGRO2        Growth Fund                   primarily in common stocks and securities               AEFC, investment adviser.
UGRO3                                      convertible into common stocks that appear to
UGRO4                                      offer growth opportunities.

UNDM1        AXP(R) Variable Portfolio -   Objective: long-term growth of capital. Invests         IDS Life, investment manager;
UNDM2        NEW DIMENSIONS FUND(R)        primarily in common stocks showing potential            AEFC, investment adviser.
PNDM1                                      for significant growth.
UNDM4

USVA1        AXP(R) Variable Portfolio -   Objective: long term capital appreciation. Non-         IDS Life, investment manager;
USVA2        Partners Small Cap            diversified fund that invests primarily in equity       AEFC, investment adviser;
WSVA6        Value Fund                    securities.                                             Royce & Associates, LLC and EQSF
USVA4                                                                                              Advisers, Inc., sub-advisers.

USPF1        AXP(R) Variable Portfolio -   Objective: long-term capital appreciation.              IDS Life, investment manager;
USPF2        S&P 500 Index Fund            Non-diversified fund that invests primarily in          AEFC, investment adviser.
USPF3                                      securities that are expected to provide
USPF4                                      investment results that correspond to the
                                           performance of the S&P 500 Index.

UABA1        AIM V.I. Basic Value Fund,    Objective: long-term growth of capital. Invests at      A I M Advisors, Inc.
UABA2        Series II                     least 65% of its total assets in equity securities
UABA3                                      of U.S. issuers that have market capitalization's
UABA4                                      of greater than $500 million and are believed to
                                           be undervalued in relation to long-term earning
                                           power or other factors.

UAAD1        AIM V.I. Capital              Objective: long term growth of capital. Invests         A I M Advisors, Inc.
UAAD2        Development Fund, Series II   primarily in securities (including common
UAAD3                                      stocks, convertible securities and bonds) of
UAAD4                                      small- and medium-sized companies.

                                                                 36

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER OR MANAGER
UAVA1        AIM V.I. Premier Equity       Objective: long-term growth of capital with             A I M Advisors, Inc.
UAVA2        Fund, Series II               income as a secondary objective. Invests
UAVA3        (previously AIM V.I. Value    normally at least 80% of its net assets, plus the
UAVA4        Fund, Series II)              amount of any borrowings for investment
                                           purposes, in equity securities including
                                           convertible securities. The fund also may invest
                                           in preferred stocks and debt instruments that have
                                           prospects for growth of capital.

UGIP1        Alliance VP Growth and        Objective: reasonable current income and                Alliance Capital Management, L.P.
UGIP2        Income Portfolio (Class B)    reasonable appreciation. Invests primarily in
UGIP3                                      dividend-paying common stocks of good quality.
UGIP4

UPRG1        Alliance VP Premier Growth    Objective: long-term growth of capital by               Alliance Capital Management, L.P.
UPRG2        Portfolio (Class B)           pursuing aggressive investment policies. Invests
UPRG3                                      primarily in equity securities of a limited
UPRG4                                      number of large, carefully selected, high-quality
                                           U.S. companies that are judged likely to achieve
                                           superior earnings growth.

UTEC1        Alliance VP Technology        Objective: growth of capital. Current income is         Alliance Capital Management, L.P.
UTEC2        Portfolio (Class B)           only an incidental consideration. Invests
UTEC3                                      primarily in securities of companies expected to
UTEC4                                      benefit from technological advances and
                                           improvements.

UAGR1        Alliance VP Total Return      Objective: achieve a high return through a              Alliance Capital Management, L.P.
UAGR2        Portfolio (Class B)           combination of current income and capital
UAGR3                                      appreciation. Invests primarily in U.S.
UAGR4                                      government and agency obligations, bonds, fixed-
                                           income senior securities (including short- and
                                           long-term debt securities and preferred stocks to the
                                           extent their value is atrributable to their
                                           fixed- income characteristics), and common stocks.

UFCO1        Fidelity VIP Contrafund(R)    Strategy: long-term capital appreciation. Invests       FMR, investment manager;
UFCO2        Portfolio (Service Class 2)   primarily in common stocks of foreign and               FMR U.K. and FMR Far East;
UFCO3                                      domestic companies whose value is not fully             sub-investment advisers.
UFCO4                                      recognized by the public.

UFGR1        Fidelity VIP Growth Portfolio Strategy: capital appreciation. Invests primarily       FMR, investment manager;
UFGR2        (Service Class 2)             in common stocks of the companies that the              FMR U.K., FMR Far East and
UFGR3                                      manager believes have above-average growth              FIMM, sub-investment advisers.
UFGR4                                      potential.

UFMC1        Fidelity VIP Mid Cap          Strategy: long-term growth of capital. Normally         FMR, investment manager;
UFMC2        Portfolio (Service Class 2)   invests at least 80% of assets in securities of         FMR U.K., and FMR Far East,
WMDC6                                      companies with medium market capitalization             sub-investment advisers.
UFMC4                                      common stocks.

UFOV1        Fidelity VIP Overseas         Strategy: long-term growth of capital. Invests          FMR, investment manager;
UFOV2        Portfolio (Service Class 2)   primarily in common stocks of foreign                   FMR U.K., FMR Far East,
UFOV3                                      securities.                                             Fidelity International Investment
UFOV4                                                                                              Advisors (FIIA) and FIIA U.K.,
                                                                                                   sub-investment advisers.

                                       37

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER OR MANAGER
URES1        FTVIPT Franklin Real Estate   Objective: capital appreciation with a secondary        Franklin Advisers, Inc.
URES2        Fund - Class 2                goal to earn current income. Invests at least 80%
WRES6                                      of its net assets in investments of companies
URES4                                      operating in the real estate industry. The Fund
                                           invests primarily in equity real estate investment
                                           trusts (REITs).

USMC1        FTVIPT Franklin Small Cap     Objective: long-term capital growth. Invests at         Franklin Advisers, Inc.
USMC2        Fund - Class 2                least 80% of its net assets in investments of
PSMC1                                      U.S. small capitalization (small cap) companies
USMC4                                      with market cap values not exceeding
                                           (i) $1.5 billion, or (ii) the highest market
                                           cap value in the Russell(R) 2000 Index, whichever is
                                           greater, at the time of purchase. The manager may
                                           continue to hold an investment for further growth
                                           opportunities even if the company is no
                                           longer small cap.

UVAS1        FTVIPT Franklin Small Cap     Objective: long-term total return. Invests at least     Franklin Advisory Services, LLC
UVAS2        Value Securities Fund -       80% of its net assets in investments of small
PVAS1        Class 2 (previously FTVIPT    capitalization companies. For this Fund, small
UVAS4        Franklin Value Securities     capitalization companies are those that have a
             Fund - Class 2)               market cap of $2.5 billion, at the time of
                                           purchase. Invests primarily in equity securities of
                                           companies the manager believes are selling
                                           substantially below the underlying value of their
                                           assets or their private market value.

UMSS1        FTVIPT Mutual Shares          Objective: capital appreciation with income as a        Franklin Mutual Advisers, LLC
UMSS2        Securities Fund - Class 2     secondary goal. Invests primarily in equity
PMSS1                                      securities of companies that the manager
UMSS4                                      believes are available at market prices less than
                                           their value based on certain recognized or
                                           objective criteria (intrinsic value).

UINT1        FTVIPT Templeton Foreign      Objective: long-term capital growth. Invests at         Templeton Investment Counsel, LLC
UINT2        Securities Fund - Class 2     least 80% of its net assets in foreign securities,
UINT3        (previously FTVIPT            including those in emerging markets.
UINT4        Templeton International
             Securities Fund - Class 2)

UGRS1        MFS(R) Investors Growth       Objective: long-term growth of capital and              MFS Investment Management(R)
UGRS2        Stock Series - Service Class  future income. Invests at least 80% of its total
UGRS3                                      assets in common stocks and related securities of
UGRS4                                      companies which MFS believes offer better than
                                           average prospects for long-term growth.

UNDS1        MFS(R) New Discovery          Objective: capital appreciation. Invests                MFS Investment Management(R)
UNDS2        Series - Service Class        primarily in equity securities of emerging
PSND1                                      growth companies.
UNDS4

                                       38

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER OR MANAGER
UTRS1        MFS(R) Total Return Series -  Objective: above-average income consistent with         MFS Investment Management(R)
UTRS2        Service Class                 the prudent employment of capital, with growth
PSTR1                                      of capital and income as a secondary objective.
UTRS4                                      Invests primarily in a combination of equity and
                                           fixed income securities.

USUT1        MFS(R) Utilities Series -     Objective: capital growth and current income.           MFS Investment Management(R)
USUT2        Service Class                 Invests primarily in equity and debt securities
PSUT1                                      of domestic and foreign companies in the
USUT4                                      utilities industry.

UOCA1        Oppenheimer Capital           Objective: capital appreciation. Invests in             OppenheimerFunds, Inc.
UOCA2        Appreciation Fund/VA,         securities of well-known, established companies.
UOCA3        Service Shares
UOCA4

UOGS1        Oppenheimer Global            Objective: long-term capital appreciation. Invests      OppenheimerFunds, Inc.
UOGS2        Securities Fund/VA,           mainly in common stocks of U.S. and foreign
WOGS6        Service Shares                issuers that are "growth-type" companies,
UOGS4                                      cyclical industries and special situations that are
                                           considered to have appreciation possibilities.

UOHI1        Oppenheimer High Income       Objective: high level of curent income through          OppenheimerFunds, Inc.
UOHI2        Fund/VA, Service Shares       investment primarily in lower-grade, high-yield
UOHI3                                      debt securities.
UOHI4

UOSM1        Oppenheimer Main Street       Objective: seeks capital appreciation. Invests          OppenheimerFunds, Inc.
UOSM2        Small Cap Fund/VA,            mainly in common stocks of small-capitalization
UOSM3        Service Shares                U.S. companies that the fund's investment
UOSM4                                      manager believes have favorable business trends
                                           or prospects.

USTB1        Oppenheimer Strategic Bond    Objective: high level of current income                 OppenheimerFunds, Inc.
USTB2        Fund/VA, Service Shares       principally derived from interest on debt
WSTB6                                      securities. Invests mainly in three market sectors:
USTB4                                      debt securities of foreign government and
                                           companies, U.S. government securities, and
                                           lower-rated high yield securities of U.S. and
                                           foreign companies.

UGIN1        Putnam VT Growth and          Objective: capital growth and current income.           Putnam Investment
UGIN2        Income Fund -                 The fund seeks its goal by investing mainly in          Management, LLC
PGIN1        Class IB Shares               common stocks of U.S. companies with a focus
UGIN4                                      on value stocks that offer the potential for capital
                                           growth, current income or both.

                                       39

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES                      INVESTMENT ADVISER OR MANAGER
UIGR1        Putnam VT International       Objective: capital appreciation. The fund               Putnam Investment
UIGR2        Growth Fund -                 seeks its goal by investing mainly in common stocks     Management, LLC
PIGR1        Class IB Shares               of companies outside the United States.
UIGR4

UPRE1        Putnam VT Research Fund -     Objective: capital appreciation. The Fund               Putnam Investment
UPRE2        Class IB Shares               seeks its goal by investing mainly in common stocks     Management, LLC
UPRE3                                      of U.S. companies that we think have the
UPRE4                                      greatest potential for capital appreciation,
                                           with stock prices that reflect a value lower than
                                           that we place on the company, or whose earnings we
                                           believe are likely to grow over time.

UVIS1        Putnam VT Vista Fund -        Objective: capital appreciation. The fund               Putnam Investment
UVIS2        Class IB Shares               seeks its goal by investing mainly in common            Management, LLC
UVIS3                                      stocks of U.S. companies with a focus on
UVIS4                                      growth stocks.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

GUARANTEE PERIOD ACCOUNTS (GPAs)

The GPAs are not available for contracts issued in Maryland or Pennsylvania. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland and Pennsylvania.

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA.

The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelps) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                   IF YOUR GPA RATE IS:                           THE MVA IS:

             Less than the new GPA rate + 0.10%                    Negative

             Equal to the new GPA rate + 0.10%                     Zero

             Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES
Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [((1 + i)/(1+j+.001)) TO THE POWER
     OF n/12 - 1] = MVA

   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period
             (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045/(1 + .05 + .001)) TO THE POWER OF 84/12 - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045/(1 + .04 + .001)) TO THE POWER OF 84/12 - 1] = $27.21

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 7%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

Not available for contracts issued in Pennsylvania.

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

We will credit an interest rate bonus of 1% over our current interest crediting rate on each new purchase payment you make to the one-year fixed account. This 1% interest rate bonus will apply for a one-year period that begins on the date you make that purchase payment. At the end of the one-year period, we will change the interest rate that applies to that purchase payment as described above and we will no longer credit the 1% interest rate bonus. The 1% interest rate bonus may be more than offset by higher fees and charges (especially the withdrawal charge) associated with the bonus or by the withdrawal charges of another annuity contract you are replacing. Transfers or other allocations into the one-year fixed account are not eligible for the interest rate bonus.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);
-  how you want to make purchase payments;
-  the optional Maximum Anniversary Value Death Benefit Rider(2);
-  the optional Guaranteed Minimum Income Benefit Rider(3);
-  the optional Performance Credit Rider(3);
-  the optional Benefit Protector(SM) Death Benefit Rider(4);
-  the optional Benefit Protector(SM) Plus Death Benefit Rider(4); and
-  a beneficiary.

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania. GPAs are also not available under contracts issued in Maryland and may not be available in other states as well.
(2) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.
(3) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contact issue. If you select the GMIB you must select the MAV rider.
(4) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, THE RETIREMENT DATE MUST BE:

-  no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), TO AVOID IRS PENALTY TAXES, THE RETIREMENT DATE GENERALLY MUST BE:

-  on or after the date the annuitant reaches age 591/2;
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY
We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
For contracts issued in Maryland, purchase payments are limited and may not be made after the first contract anniversary.

MINIMUM PURCHASE PAYMENTS
   If paying by SIP:
      $50 initial payment.
      $50 for additional payments.

   If paying by any other method:
      $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
      $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
      $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS
You will generally receive a purchase payment credit with any payment you make to your contract that brings your total net payment (total payments less total withdrawals) to $100,000 or more.

We apply a credit to your contract of 1% of your current payment. If you make any additional payments that cause the contract to be eligible for the credit, we will add credits to your prior purchase payments (less total withdrawals). We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available because of lower distribution and other expenses associated with larger sized contracts and through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are base on whether the contract is a qualified annuity or a nonqualified annuity and the death benefit that applies to your contract.

                                                           QUALIFIED             NONQUALIFIED
                                                           ANNUITIES              ANNUITIES
   Return of Purchase Payment death benefit                  0.85%                   1.10%

   Maximum Anniversary Value death benefit rider(1)          0.95                    1.20

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

(1) Available if both you and the annuitant are 79 or younger at contract issue. May not be available in all states.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.30%) based on the adjusted contract value for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.30% X (CV + ST - FAV)

       CV = contract value on the contract anniversary
       ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
      FAV = the value of your GPAs and the one-year fixed account on the contract anniversary.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts and not on the GPAs and the one-year fixed account.

EXAMPLE

- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.
- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.
-  The GMIB fee percentage is 0.30%.

We calculate the charge for the GMIB as follows:

   Contract value on the contract anniversary:                                  $ 73,250
   plus transfers from the subaccounts to the one-year fixed account
   in the six months before the contract anniversary:                            +15,000

   minus the value of the one-year fixed account on the contract anniversary:    -15,250
                                                                                --------
                                                                                $ 73,000
The GMIB fee charged to you: 0.30% x $73,000 =                                  $    219

PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.15% of your contract value for this optional feature if you select it(2). If selected, we deduct the fee from your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select the MAV rider.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE
We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE
We charge a fee for the optional feature only if you select it(3). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(3) Available if you and the annuitant are 75 or younger at contract issue. These riders may not be available in all states.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.
2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.
   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.
3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

              YEARS FROM PURCHASE                     WITHDRAWAL CHARGE
                 PAYMENT RECEIPT                       PAYMENT RECEIPT
                       1                                     8%
                       2                                     8
                       3                                     7
                       4                                     7
                       5                                     6
                       6                                     5
                       7                                     3
                       Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------  = $1,075.27
    1.00 - WITHDRAWAL CHARGE                .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. With a qualified annuity, the discount rate we use in the calculation will be 4.86% if the assumed investment rate is 3.5% and 6.36% if the assumed investment rate is 5%. With a nonqualified annuity, the discounted rate we use in the calculation will be 5.11% if the assumed investment rate is 3.5% and 6.61% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. The withdrawal charge will not be greater than 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is Jan. 1, 2002 with a contract year of Jan. 1 through Dec. 31 and with an anniversary date of Jan. 1 each year; and
-  We received these payments
   -- $10,000 Jan. 1, 2002;
   -- $8,000 Feb. 28, 2009;
   -- $6,000 Feb. 20, 2010; and
- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and
-  The prior anniversary Jan. 1, 2011 contract value was $38,488.

WITHDRAWAL CHARGE    EXPLANATION
    $    0           $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
         0           $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without  withdrawal charge; and
         0           $10,000 Jan. 1, 2002 purchase payment was received seven or more years before withdrawal  and is withdrawn without withdrawal charge; and
       560           $8,000 Feb. 28, 2009 purchase payment is in its fourth year from receipt, withdrawn with a  7% withdrawal charge; and
       420           $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with a 7% withdrawal charge.
    ------
    $  980

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-  amounts we refund to you during the free look period;* and
-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS(1)
We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs(2);
-  plus any purchase payment credits allocated to the fixed accounts;
-  plus interest credited;
- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the GMIB fee (if applicable);
-  minus any prorated portion of the PCR fee (if applicable);
-  minus any prorated portion of the Benefit Protector fee (if applicable); and
-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).

(1) GPAs and the one-year fixed account are not available under contracts issued in Pennsylvania.
(2) GPAs are not available under contracts issued in Maryland and may not be available in other states.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, the withdrawal charge, the GMIB fee, or the PCR fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;
-  any purchase payment credits allocated to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;
-  a prorated portion of the contract administrative charge;
-  a prorated portion of the GMIB fee (if applicable);
-  a prorated portion of the PCR fee (if applicable);
-  a prorated portion of the Benefit Protector fee (if applicable); and/or
-  a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                   $ 100                   $ 20                       5.00
                                            Feb                     100                     18                       5.56
                                            Mar                     100                     17                       5.88
you automatically buy
more units when the per
unit market price is low... --->            Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
                                            Aug                     100                     19                       5.26
and fewer units
when the per unit
market price is high.       --->            Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Special DCA program. There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month or twelve-month Special DCA account.

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.

You may only allocate a new purchase payment of at least $10,000 to a Special DCA account. You cannot transfer existing contract values into a Special DCA account. Each Special DCA account lasts for either six or twelve months (depending on the time period you select) from the time we receive your first purchase payment. We make monthly transfers of your total Special DCA account value into the other accounts you selected over the time period you selected (either six or twelve months). If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Special DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We will change the interest rate on each Special DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Special DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six or twelve-month period on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Special DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Special DCA account at the beginning of the six or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Special DCA account from the beginning. If we receive any of your multiple payments after the six or twelve-month period ends, you can either allocate those payments to a new Special DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Special DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Special DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Special DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Special DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Special DCA account balance. We will transfer the remaining balance from your Special DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Special DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Special DCA program and you change your subaccount asset allocation for the asset-rebalancing program, we will change your subaccount asset allocation under the Special DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;
-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.
- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.
- We will not accept requests for transfers from the one-year fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.
-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS
You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

-  payable to you;
-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: the Return of Purchase Payment Death Benefit (ROP) and the Maximum Anniversary Value (MAV) Death Benefit Rider. If either you or the annuitant are 80 or older at contract issue, we require the ROP death benefit. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit or the MAV death benefit rider (if it is available in your state) on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you selected when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENT DEATH BENEFIT (ROP)
The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of the following less any purchase payment credits added to the contract in the last 12 months:

1. contract value; or
2. total purchase payments plus purchase payments credits minus adjusted partial withdrawals.

                                                  PW X DB
   DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  -------
                                                    CV

     PW = the partial withdrawal including any applicable withdrawal charge or
          MVA.
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-  You purchase the contract with a payment of $25,000 on Jan. 1, 2002.
-  On Jan. 1, 2003 you make an additional purchase payment of $5,000.
- On March 1, 2003 the contract value falls to $28,000. You take a $1,500 partial withdrawal leaving a contract value of $26,500.
-  On March 1, 2004 the contract value falls to $25,000.

   We calculate the ROP death benefit on March 1, 2004 as follows:

     Contract value at death:                                   $ 25,000.00
                                                                ===========
     Purchase payments and purchase payment credits
     minus adjusted partial withdrawals:

       Total purchase payments and purchase payment credits:    $ 30,000.00

       minus ROP adjusted partial withdrawals calculated as:

         1,500 X 30,000
         --------------  =                                        -1,607.14
             28,000                                             -----------

     for a death benefit of:                                    $ 28,392.86
                                                                ===========
   The ROP death benefit calculated as the greatest of
   these two values:                                            $ 28,392.86

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT RIDER
The MAV rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The MAV rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV rider is appropriate for your situation.

If the MAV rider is available in your state and both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV rider to your contract at the time of purchase. Once you select the MAV rider you may not cancel it. You must select the MAV rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The MAV rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added in the last 12 months:

1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): This is the greatest of your contract values on any contract anniversary plus subsequent purchase payments and purchase payment credits minus adjusted partial withdrawals. We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any pruchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the highest value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE

-  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the MAV death benefit on March 1, 2003 as follows:

     Contract value at death:                                   $ 20,500.00
                                                                ===========
     Purchase payments minus adjusted partial withdrawals:

         Total purchase payments:                               $ 20,000.00

         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $20,000
         ----------------- =                                      -1,363.64
              $22,000                                           -----------

         for a death benefit of:                                $ 18,636.36
                                                                ===========
     The MAV immediately preceding the date of death plus
      any payments made since that anniversary minus
      adjusted partial withdrawals:

         Greatest of your contract anniversary contract values: $ 24,000.00

         plus purchase payments made since that anniversary:          +0.00

         minus the death benefit adjusted partial withdrawals, calculated as:

         $1,500 X $24,000
         ----------------- =                                      -1,636.36
             $22,000                                            -----------

     for a death benefit of:                                    $ 22,363.64
                                                                ===========
The MAV death benefit, calculated as the greatest of these
three values, which is the MAV:                                 $ 22,363.64

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
   70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:
   - the beneficiary asks us in writing within 60 days after we receive proof of death; and
   -  payouts begin no later than one year following the year of your death; and
   - the payout period does not extend beyond the beneficiary's life or life expectancy.
- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit,

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.
- On July 1, 2002 the contract value grows to $105,000. The death benefit under the MAV death benefit rider on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:

   MAV rider (contract value):                                  $   110,000

   plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not

     previously withdrawn):

     0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                -----------
   Total death benefit of:                                      $   114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

   MAV rider (MAV):                                             $   110,000

   plus the Benefit Protector benefit (40% of earnings at death):

      0.40 X ($110,000 - $100,000) =                                 +4,000
                                                                -----------
   Total death benefit of:                                      $   114,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charges of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

   MAV rider (MAV adjusted for partial withdrawals):            $    57,619

   plus the Benefit Protector benefit (40% of earnings at death):

     0.40 X ($57,619 - $55,000) =                                    +1,048
                                                                -----------
   Total death benefit of:                                      $    58,667

- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:

   MAV rider (contract value):                                  $   200,000

   plus the Benefit Protector benefit (40% of earnings at death,

     up to a maximum of 100% of purchase payments not

     previously withdrawn that are one or more years old)           +55,000
                                                                -----------
   Total death benefit of:                                      $   255,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:

   MAV rider (contract value less any purchase payment credits
   added in the last 12 months):                                $   249,500

   plus the Benefit Protector benefit (40% of earnings at death,

     up to a maximum of 100% of purchase payments not

     previously withdrawn that are one or more years old)           +55,000
                                                                -----------
   Total death benefit of:                                      $   304,500

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:

   MAV rider (contract value):                                  $   250,000

   plus the Benefit Protector benefit (40% of earnings at death up to a maximum of 100% of purchase payments not

     previously withdrawn that are one or more years old)

     0.40 X ($250,000 - $105,000) =                                 +58,000
                                                                -----------
   Total death benefit of:                                      $   308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                              PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                 UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                   0%
Three and Four                            10%                                                3.75%
Five or more                              20%                                                 7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit PLUS

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                              Zero
Two                           40% X earnings at death (see above)               15% X earnings at death
Three and Four                40% X (earnings at death + 25% of initial         15% X (earnings at death + 25% of
                                     purchase payment*)                                initial purchase payment*)
Five or more                  40% X (earnings at death + 50% of initial         15% X (earnings at death + 50% of
                                     purchase payment*)                                initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $1,000 purchase payment credit to your contract. You select the MAV death benefit rider.
- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2001 equals MAV death benefit rider, which is the contract value, less any purchase payment credits added to the contract in the last
   12 months, or $104,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:

     MAV rider (contract value):                                $   110,000

     plus the Benefit Protector Plus benefit which equals
      40% of earnings at death

     (MAV rider minus payments not previously withdrawn):

     0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                -----------
   Total death benefit of:                                      $   114,000

- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:

     MAV rider (MAV):                                           $   110,000

     plus the Benefit Protector Plus benefit which equals
      40% of earnings at death:

     0.40 X ($110,000 - $100,000) =                                  +4,000

     plus 10% of purchase payments made within 60 days of contract issue

     and not previously withdrawn: 0.10 X $100,000 =                +10,000
                                                                -----------
   Total death benefit of:                                      $   124,000

- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:

     MAV rider (MAV adjusted for partial withdrawals):          $    57,619

     plus the Benefit Protector Plus benefit which equals
      40% of earnings at death:

     0.40 X ($57,619 - $55,000) =                                    +1,048

     plus 10% of purchase payments made within 60 days of contract

     issue and not previously withdrawn: 0.10 X $55,000 =            +5,500
                                                                -----------
   Total death benefit of:                                      $    64,167

- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:

     MAV rider (contract value):                                $   200,000

     plus the Benefit Protector Plus benefit which equals

     40% of earnings at death, up to a maximum of 100%

     of purchase payments not previously withdrawn

     that are one or more years old                                 +55,000

     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn:
      0.20 X $55,000 =                                              +11,000
                                                                -----------
   Total death benefit of:                                      $   266,000

- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $500. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:

     MAV rider (contract value less any purchase payment credits
     added in the last 12 months):                              $   249,500

     plus the Benefit Protector Plus benefit which equals

     40% of earnings at death, up to a maximum of

     100% of purchase payments not previously withdrawn

     that are one or more years old                                 +55,000

     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn:
     0.20 X $55,000 =                                               +11,000
                                                                -----------
   Total death benefit of:                                      $   315,500


- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:

     MAV rider (contract value):                                $   250,000

     plus the Benefit Protector Plus benefit which equals
      40% of earnings at death

     (MAV rider minus payments not previously withdrawn):

     0.40 X ($250,000 - $105,000) =                                 +58,000

     plus 20% of purchase payments made within 60 days of
     contract issue and not previously withdrawn:
     0.20 X $55,000 =                                               +11,000
                                                                -----------
   Total death benefit of:                                      $   319,000

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-  you must hold the GMIB for 7 years,
-  the GMIB terminates after the annuitant's 86th birthday,
-  you can only exercise the GMIB within 30 days after a contract anniversary,
- the MAV we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and
-  there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges"). You cannot select the GMIB if you add the Performance Credit Rider to your contract. You must elect the GMIB along with the MAV rider at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
-  the annuitant on the retirement date must be between 50 and 86 years old.
- you can only take an annuity payout under one of the following annuity payout plans:
   -- Plan A - Life Annuity -- no refund
   -- Plan B - Life Annuity with ten years certain
   -- Plan D - Joint and last survivor life annuity -- no refund
-  you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;
2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or
3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

Keep in mind that the MAV is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value and the MAV as:

                                    PMT X CVG
                                    ---------
                                       ECV

     PMT = each purchase payment and purchase payment credit made in the five years before you exercise the GMIB.
     CVG = current contract value at the time you exercise the GMIB.
     ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

TERMINATING THE GMIB

-  You may terminate the rider within 30 days after the first rider anniversary.
-  You may terminate the rider any time after the seventh rider anniversary.
-  The rider will terminate on the date:
   -- you make a full withdrawal from the contract;
   -- a death benefit is payable; or
   -- you choose to begin taking annuity payouts under the regular contract provisions.
- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.
-  There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                            GMIB
ANNIVERSARY       CONTRACT VALUE     PURCHASE PAYMENTS           MAV            BENEFIT BASE
  1                 $ 107,000            $ 101,000           $ 107,000
  2                   125,000              101,000             125,000
  3                   132,000              101,000             132,000
  4                   150,000              101,000             150,000
  5                    85,000              101,000             150,000
  6                   120,000              101,000             150,000
  7                   138,000              101,000             150,000            $ 150,000
  8                   152,000              101,000             152,000              152,000
  9                   139,000              101,000             152,000              152,000
 10                   126,000              101,000             152,000              152,000
 11                   138,000              101,000             152,000              152,000
 12                   147,000              101,000             152,000              152,000
 13                   163,000              101,000             163,000              163,000
 14                   159,000              101,000             163,000              163,000
 15                   215,000              101,000             215,000              215,000

NOTE: The MAV is limited after age 81, but, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                   MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                          PLAN A -           PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                         GMIB                        LIFE ANNUITY--   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                      BENEFIT BASE                    NO REFUND       TEN YEARS CERTAIN     ANNUITY-- NO REFUND
 10                       $ 152,000 (MAV)                       $   791.92        $    770.64             $   630.80
 15                         215,000 (Contract Value = MAV)        1,281.40           1,221.20                 991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                         PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                     LIFE ANNUITY--   LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE               CONTRACT VALUE                         NO REFUND       TEN YEARS CERTAIN  ANNUITY-- NO REFUND
 10                       $  126,000                            $   656.46        $    638.82             $   522.90
 15                          215,000                              1,281.40           1,221.20                 991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the tenth rider anniversary (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the tenth rider anniversary and it may not be appropriate for issue ages 75 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments and purchase payment credits.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments and purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 7.2%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 7.2%.

   TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                 -------
                                                   CV

     PW  = the partial withdrawal including any applicable withdrawal charge or
           MVA.
     TV  = the target value on the date of (but prior to) the partial withdrawal.
     CV  = contract value on the date of (but prior to) the partial withdrawal.

EXERCISING THE PCR: We will inform you if your contract value did not meet or exceed the target value after your tenth rider anniversary. If your contract value is less than the target value on the tenth rider anniversary you can choose either of the following benefits:

Option A) You may choose to accept a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

        PP = total purchase payments and purchase payment credits.
     PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.
       PP5 = purchase payments and purchase payment credits made in the prior five years.

             We apply the PCR credit to your contract on the tenth rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

Option B) You may choose to begin receiving annuity payouts (only with lifetime income plans; you may not choose Annuity Payout Plan E) within 60 days of the tenth rider anniversary and receive an additional 5% PCR credit (for a total PCR credit of 10%) as calculated in (a).

We will assume that you elected PCR Option A unless we receive your request to begin a lifetime annuity payout plan within 60 days after the tenth rider anniversary.

If you select PCR Option A, we will restart the ten-year calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments and credits for the calculating the target value and any applicable PCR credit. If you select PCR Option A, the next ten-year calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR

- You may terminate the PCR within 30 days following the first rider anniversary.
- You may terminate the PCR within 30 days following the later of the tenth rider anniversary or the last rider reset date.
-  The PCR will terminate on the date:
   -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $1,000 purchase payment credit to the contract
-  There are no additional purchase payments and no partial withdrawals
-  On Jan. 1, 2012, the contract value is $200,000
- We determine the target value on Jan. 1, 2012 as our purchase payments and credits accumulated at an annual effective rate of 7.2% = $101,000 X (1.072) TO THE POWER OF 10 = $101,000 X 2.00423 = $202,427.

   Your contract value ($200,000) is less than the target value ($202,427). Assuming you select PCR Option A, we add a PCR credit to your contract calculated as follows:

   5% X (PP - TVPW - PP5) = 1.05 X ($101,000 - 0 - 0) = $5,050.

   After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $205,050.

- On Feb. 1, 2012, the contract value grows to $210,000 and you choose to begin receiving annuity payouts under a lifetime income plan. We would now add another PCR credit to your contract. Because you have not made any additional purchase payments or partial withdrawals the amount of this new credit is the same as the PCR credit we added to your contract on Jan. 1, 2012 ($5,050). After adding this new PCR credit to your contract, your total contract value would be $215,050 and we would use this amount to your monthly annuity payout amount.

- If on Feb. 1, 2012, you had elected not to receive annuity payouts, the PCR ten-year calculation period would restart on Jan. 1, 2012 with the target values first year's payments equal to $205,050. We would make the next PCR credit determination on Jan. 1, 2022.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 4.86% and 6.61% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value.
   A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
-  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to madatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by
- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;
- the existing funds become unavailable; or
- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

- add new subaccounts;
- combine any two or more subaccounts;
- make additional subaccounts investing in additional funds;
- transfer assets to and from the subaccounts or the variable account; and
- eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER
American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is
100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH
J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                              2001           2000         1999          1998          1997
----------------------------------------------------------------------------------------------------------
Net investment income               $   271,718    $   299,759   $   322,746   $   340,219    $   332,268
Net (loss) gain on investments          (89,920)           469         6,565        (4,788)          (509)
Other                                    16,245         12,248         8,338         7,662          6,329
TOTAL REVENUES                      $   198,043    $   312,476   $   337,649   $   343,093    $   338,088
(LOSS) INCOME BEFORE INCOME TAXES   $   (63,936)   $    38,452   $    50,662   $    36,421    $    44,958
NET (LOSS) INCOME                   $   (41,728)   $    24,365   $    33,987   $    22,026    $    28,313
TOTAL ASSETS                        $ 5,275,681    $ 4,652,221   $ 4,603,343   $ 4,885,621    $ 4,973,413
----------------------------------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:
American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:
Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES
In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT
The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES
The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS
Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS
Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION
The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES
As of Dec. 31, 2001, we had no employees.

PROPERTIES
We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS
GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

*  The address for all of the directors and principal officers is:
   829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations Variable Annuity as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 21
Rating Agencies                                          p. 22
Principal Underwriter                                    p. 22
Independent Auditors                                     p. 22
Condensed Financial Information (Unaudited)              p. 23
Financial Statements

APPENDIX A: EXPENSE EXAMPLES FOR THE PERFORMANCE CREDIT RIDER

Examples*: These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses for a nonqualified annuity assuming selection of the optional Performance Credit Rider (PCR) followed by expenses for a qualified annuity assuming selection of the optional PCR. Under each fund you will find an example showing:

1) the contract with selection of the Maximum Anniversary Value (MAV) death benefit and no additional riders,
2) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the MAV death benefit and the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of the Return of Purchase Payment (ROP) death benefit rider and no additional riders,
5) the contract with selection of the ROP death benefit and the optional BP riders, and
6) the contract with selection of the ROP death benefit and the optional BPP riders.

You would pay the following expenses on a $1,000 investment in a nonqualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS 5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        MAV with no optional riders                 $104.25  $144.64  $187.66  $272.63         $24.25  $74.64  $127.66  $272.63
        MAV with optional BP                         106.81   152.32   200.43   297.92          26.81   82.32   140.43   297.92
        MAV with optional BPP                        108.35   156.91   208.03   312.79          28.35   86.91   148.03   312.79
        ROP with no optional riders                  103.23   141.56   182.52   262.34          23.23   71.56   122.52   262.34
        ROP with optional BP                         105.79   149.26   195.34   287.88          25.79   79.26   135.34   287.88
        ROP with optional BPP                        107.33   153.85   202.97   302.90          27.33   83.85   142.97   302.90

AXP(R) Variable Portfolio - Cash Management
  Fund
        MAV with no optional riders                  103.02   140.94   181.49   260.27          23.02   70.94   121.49   260.27
        MAV with optional BP                         105.58   148.64   194.32   285.86          25.58   78.64   134.32   285.86
        MAV with optional BPP                        107.12   153.24   201.96   300.91          27.12   83.24   141.96   300.91
        ROP with no optional riders                  102.00   137.85   176.32   249.86          22.00   67.85   116.32   249.86
        ROP with optional BP                         104.56   145.57   189.20   275.70          24.56   75.57   129.20   275.70
        ROP with optional BPP                        106.10   150.18   196.87   290.90          26.10   80.18   136.87   290.90

AXP(R) Variable Portfolio - Diversified
  Equity Income Fund
        MAV with no optional riders                  105.38   148.03   193.30   283.84          25.38   78.03   133.30   283.84
        MAV with optional BP                         107.94   155.69   206.01   308.85          27.94   85.69   146.01   308.85
        MAV with optional BPP                        109.48   160.26   213.57   323.56          29.48   90.26   153.57   323.56
        ROP with no optional riders                  104.35   144.95   188.18   273.66          24.35   74.95   128.18   273.66
        ROP with optional BP                         106.92   152.63   200.94   298.92          26.92   82.63   140.94   298.92
        ROP with optional BPP                        108.45   157.21   208.53   313.77          28.45   87.21   148.53   313.77

AXP(R) Variable Portfolio - Federal Income Fund
        MAV with no optional riders                  104.66   145.88   189.72   276.72          24.66   75.88   129.72   276.72
        MAV with optional BP                         107.22   153.55   202.46   301.91          27.22   83.55   142.46   301.91
        MAV with optional BPP                        108.76   158.13   210.05   316.72          28.76   88.13   150.05   316.72
        ROP with no optional riders                  103.64   142.80   184.58   266.47          23.64   72.80   124.58   266.47
        ROP with optional BP                         106.20   150.48   197.38   291.91          26.20   80.48   137.38   291.91
        ROP with optional BPP                        107.74   155.08   205.00   306.87          27.74   85.08   145.00   306.87

                                       92

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR   3 YEARS 5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Growth Fund
        MAV with no optional riders                 $105.28  $147.72  $192.79  $282.82         $25.28  $ 77.72  $132.79  $282.82
        MAV with optional BP                         107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86
        MAV with optional BPP                        109.38   159.96   213.07   322.58          29.38    89.96   153.07   322.58
        ROP with no optional riders                  104.25   144.64   187.66   272.63          24.25    74.64   127.66   272.63
        ROP with optional BP                         106.81   152.32   200.43   297.92          26.81    82.32   140.43   297.92
        ROP with optional BPP                        108.35   156.91   208.03   312.79          28.35    86.91   148.03   312.79

AXP(R)  Variable Portfolio - NEW DIMENSIONS
  FUND(R)
        MAV with no optional riders                  104.15   144.34   187.15   271.61          24.15    74.34   127.15   271.61
        MAV with optional BP                         106.71   152.02   199.92   296.92          26.71    82.02   139.92   296.92
        MAV with optional BPP                        108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with no optional riders                  103.12   141.25   182.00   261.31          23.12    71.25   122.00   261.31
        ROP with optional BP                         105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        ROP with optional BPP                        107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91

AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
        MAV with no optional riders                  111.43   166.04   223.08   341.88          31.43    96.04   163.08   341.88
        MAV with optional BP                         113.99   173.61   235.47   365.45          33.99   103.61   175.47   365.45
        MAV with optional BPP                        115.53   178.13   242.85   379.32          35.53   108.13   182.85   379.32
        ROP with no optional riders                  110.40   163.00   218.08   332.28          30.40    93.00   158.08   332.28
        ROP with optional BP                         112.96   170.59   230.53   356.09          32.96   100.59   170.53   356.09
        ROP with optional BPP                        114.50   175.12   237.94   370.10          34.50   105.12   177.94   370.10

AXP(R) Variable Portfolio - S&P 500 Index Fund
        MAV with no optional riders                  101.07   135.07   171.64   240.40          21.07    65.07   111.64   240.40
        MAV with optional BP                         103.64   142.80   184.58   266.47          23.64    72.80   124.58   266.47
        MAV with optional BPP                        105.17   147.41   192.28   281.81          25.17    77.41   132.28   281.81
        ROP with no optional riders                  100.05   131.97   166.43   229.79          20.05    61.97   106.43   229.79
        ROP with optional BP                         102.61   139.71   179.42   256.12          22.61    69.71   119.42   256.12
        ROP with optional BPP                        104.15   144.34   187.15   271.61          24.15    74.34   127.15   271.61

AIM V.I. Basic Value Fund, Series II
        MAV with no optional riders                  110.91   164.52   220.58   337.09          30.91    94.52   160.58   337.09
        MAV with optional BP                         113.48   172.10   233.01   360.79          33.48   102.10   173.01   360.79
        MAV with optional BPP                        115.01   176.62   240.40   374.72          35.01   106.62   180.40   374.72
        ROP with no optional riders                  109.89   161.48   215.58   327.44          29.89    91.48   155.58   327.44
        ROP with optional BP                         112.45   169.07   228.05   351.38          32.45    99.07   168.05   351.38
        ROP with optional BPP                        113.99   173.61   235.47   365.45          33.99   103.61   175.47   365.45

AIM V.I. Capital Development Fund, Series II
        MAV with no optional riders                  110.50   163.31   218.58   333.24          30.50    93.31   158.58   333.24
        MAV with optional BP                         113.07   170.89   231.03   357.03          33.07   100.89   171.03   357.03
        MAV with optional BPP                        114.60   175.42   238.43   371.03          34.60   105.42   178.43   371.03
        ROP with no optional riders                  109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56
        ROP with optional BP                         112.04   167.86   226.07   347.59          32.04    97.86   166.07   347.59
        ROP with optional BPP                        113.58   172.40   233.50   361.72          33.58   102.40   173.50   361.72

                                       93

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
AIM V.I. Premier Equity Fund, Series II
(previously AIM V.I. Value Fund, Series II)
        MAV with no optional riders                 $107.33  $153.85  $202.97  $302.90         $27.33  $ 83.85  $142.97  $302.90
        MAV with optional BP                         109.89   161.48   215.58   327.44          29.89    91.48   155.58   327.44
        MAV with optional BPP                        111.43   166.04   223.08   341.88          31.43    96.04   163.08   341.88
        ROP with no optional riders                  106.30   150.79   197.89   292.91          26.30    80.79   137.89   292.91
        ROP with optional BP                         108.86   158.44   210.55   317.70          28.86    88.44   150.55   317.70
        ROP with optional BPP                        110.40   163.00   218.08   332.28          30.40    93.00   158.08   332.28

Alliance VP Growth and Income Portfolio
  (Class B)
        MAV with no optional riders                  105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        MAV with optional BP                         108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        MAV with optional BPP                        109.58   160.57   214.07   324.53          29.58    90.57   154.07   324.53
        ROP with no optional riders                  104.46   145.26   188.69   274.68          24.46    75.26   128.69   274.68
        ROP with optional BP                         107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91
        ROP with optional BPP                        108.56   157.52   209.04   314.76          28.56    87.52   149.04   314.76

Alliance VP Premier Growth Portfolio (Class B)
        MAV with no optional riders                  109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        MAV with optional BP                         111.84   167.25   225.07   345.69          31.84    97.25   165.07   345.69
        MAV with optional BPP                        113.37   171.80   232.51   359.85          33.37   101.80   172.51   359.85
        ROP with no optional riders                  108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with optional BP                         110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13
        ROP with optional BPP                        112.35   168.77   227.56   350.43          32.35    98.77   167.56   350.43

Alliance VP Technology Portfolio (Class B)
        MAV with no optional riders                  109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        MAV with optional BP                         112.25   168.47   227.06   349.49          32.25    98.47   167.06   349.49
        MAV with optional BPP                        113.78   173.00   234.49   363.59          33.78   103.00   174.49   363.59
        ROP with no optional riders                  108.66   157.82   209.54   315.74          28.66    87.82   149.54   315.74
        ROP with optional BP                         111.22   165.43   222.08   339.96          31.22    95.43   162.08   339.96
        ROP with optional BPP                        112.76   169.98   229.54   354.21          32.76    99.98   169.54   354.21

Alliance VP Total Return Portfolio (Class B)
        MAV with no optional riders                  106.30   150.79   197.89   292.91          26.30    80.79   137.89   292.91
        MAV with optional BP                         108.86   158.44   210.55   317.70          28.86    88.44   150.55   317.70
        MAV with optional BPP                        110.40   163.00   218.08   332.28          30.40    93.00   158.08   332.28
        ROP with no optional riders                  105.28   147.72   192.79   282.82          25.28    77.72   132.79   282.82
        ROP with optional BP                         107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86
        ROP with optional BPP                        109.38   159.96   213.07   322.58          29.38    89.96   153.07   322.58

Fidelity VIP Contrafund(R)Portfolio
  (Service Class 2)
        MAV with no optional riders                  105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        MAV with optional BP                         108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        MAV with optional BPP                        109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47
        ROP with no optional riders                  104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        ROP with optional BP                         107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        ROP with optional BPP                        108.76   158.13   210.05   316.72          28.76    88.13   150.05   316.72

                                       94

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Fidelity VIP Growth Portfolio (Service Class 2)
        MAV with no optional riders                 $105.58  $148.64  $194.32  $285.86         $25.58  $ 78.64  $134.32  $285.86
        MAV with optional BP                         108.15   156.30   207.02   310.82          28.15    86.30   147.02   310.82
        MAV with optional BPP                        109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        ROP with no optional riders                  104.56   145.57   189.20   275.70          24.56    75.57   129.20   275.70
        ROP with optional BP                         107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        ROP with optional BPP                        108.66   157.82   209.54   315.74          28.66    87.82   149.54   315.74

Fidelity VIP Mid Cap Portfolio (Service Class 2)
        MAV with no optional riders                  105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        MAV with optional BP                         108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        MAV with optional BPP                        109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47
        ROP with no optional riders                  104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        ROP with optional BP                         107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        ROP with optional BPP                        108.76   158.13   210.05   316.72          28.76    88.13   150.05   316.72

Fidelity VIP Overseas Portfolio (Service
  Class 2)
        MAV with no optional riders                  108.15   156.30   207.02   310.82          28.15    86.30   147.02   310.82
        MAV with optional BP                         110.71   163.92   219.58   335.17          30.71    93.92   159.58   335.17
        MAV with optional BPP                        112.25   168.47   227.06   349.49          32.25    98.47   167.06   349.49
        ROP with no optional riders                  107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        ROP with optional BP                         109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        ROP with optional BPP                        111.22   165.43   222.08   339.96          31.22    95.43   162.08   339.96

FTVIPT Franklin Real Estate Fund - Class 2
        MAV with no optional riders                  104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        MAV with optional BP                         107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        MAV with optional BPP                        108.76   158.13   210.05   316.72          28.76    88.13   150.05   316.72
        ROP with no optional riders                  103.64   142.80   184.58   266.47          23.64    72.80   124.58   266.47
        ROP with optional BP                         106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91
        ROP with optional BPP                        107.74   155.08   205.00   306.87          27.74    85.08   145.00   306.87

FTVIPT Franklin Small Cap Fund - Class 2
        MAV with no optional riders                  106.40   151.10   198.40   293.92          26.40    81.10   138.40   293.92
        MAV with optional BP                         108.97   158.74   211.05   318.68          28.97    88.74   151.05   318.68
        MAV with optional BPP                        110.50   163.31   218.58   333.24          30.50    93.31   158.58   333.24
        ROP with no optional riders                  105.38   148.03   193.30   283.84          25.38    78.03   133.30   283.84
        ROP with optional BP                         107.94   155.69   206.01   308.85          27.94    85.69   146.01   308.85
        ROP with optional BPP                        109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56

FTVIPT Franklin Small Cap Value Securities
  Fund - Class 2
(previously FTVIPT Franklin Value Securities
  Fund - Class 2)
        MAV with no optional riders                  106.51   151.40   198.91   294.92          26.51    81.40   138.91   294.92
        MAV with optional BP                         109.07   159.05   211.56   319.66          29.07    89.05   151.56   319.66
        MAV with optional BPP                        110.61   163.61   219.08   334.20          30.61    93.61   159.08   334.20
        ROP with no optional riders                  105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        ROP with optional BP                         108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        ROP with optional BPP                        109.58   160.57   214.07   324.53          29.58    90.57   154.07   324.53

                                       95

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                         A TOTAL WITHDRAWAL AT THE             OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
FTVIPT Mutual Shares Securities Fund - Class 2
        MAV with no optional riders                 $106.71  $152.02  $199.92  $296.92         $26.71  $ 82.02  $139.92  $296.92
        MAV with optional BP                         109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        MAV with optional BPP                        110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13
        ROP with no optional riders                  105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        ROP with optional BP                         108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with optional BPP                        109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47

FTVIPT Templeton Foreign Securities Fund -
  Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
        MAV with no optional riders                  107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86
        MAV with optional BP                         110.40   163.00   218.08   332.28          30.40    93.00   158.08   332.28
        MAV with optional BPP                        111.94   167.56   225.57   346.64          31.94    97.56   165.57   346.64
        ROP with no optional riders                  106.81   152.32   200.43   297.92          26.81    82.32   140.43   297.92
        ROP with optional BP                         109.38   159.96   213.07   322.58          29.38    89.96   153.07   322.58
        ROP with optional BPP                        110.91   164.52   220.58   337.09          30.91    94.52   160.58   337.09

MFS(R) Investors Growth Stock Series -
  Service Class
        MAV with no optional riders                  108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        MAV with optional BP                         110.61   163.61   219.08   334.20          30.61    93.61   159.08   334.20
        MAV with optional BPP                        112.14   168.16   226.56   348.54          32.14    98.16   166.56   348.54
        ROP with no optional riders                  107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91
        ROP with optional BP                         109.58   160.57   214.07   324.53          29.58    90.57   154.07   324.53
        ROP with optional BPP                        111.12   165.13   221.58   339.01          31.12    95.13   161.58   339.01

MFS(R) New Discovery Series - Service Class
        MAV with no optional riders                  109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56
        MAV with optional BP                         112.04   167.86   226.07   347.59          32.04    97.86   166.07   347.59
        MAV with optional BPP                        113.58   172.40   233.50   361.72          33.58   102.40   173.50   361.72
        ROP with no optional riders                  108.45   157.21   208.53   313.77          28.45    87.21   148.53   313.77
        ROP with optional BP                         111.02   164.83   221.08   338.05          31.02    94.83   161.08   338.05
        ROP with optional BPP                        112.55   169.38   228.55   352.32          32.55    99.38   168.55   352.32

MFS(R) Total Return Series - Service Class
        MAV with no optional riders                  107.74   155.08   205.00   306.87          27.74    85.08   145.00   306.87
        MAV with optional BP                         110.30   162.70   217.58   331.31          30.30    92.70   157.58   331.31
        MAV with optional BPP                        111.84   167.25   225.07   345.69          31.84    97.25   165.07   345.69
        ROP with no optional riders                  106.71   152.02   199.92   296.92          26.71    82.02   139.92   296.92
        ROP with optional BP                         109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        ROP with optional BPP                        110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13

MFS(R) Utilities Series - Service Class
        MAV with no optional riders                  108.15   156.30   207.02   310.82          28.15    86.30   147.02   310.82
        MAV with optional BP                         110.71   163.92   219.58   335.17          30.71    93.92   159.58   335.17
        MAV with optional BPP                        112.25   168.47   227.06   349.49          32.25    98.47   167.06   349.49
        ROP with no optional riders                  107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        ROP with optional BP                         109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        ROP with optional BPP                        111.22   165.43   222.08   339.96          31.22    95.43   162.08   339.96

                                       96

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                          END OF EACH TIME PERIOD                   END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Oppenheimer Capital Appreciation Fund/VA,
  Service Shares
        MAV with no optional riders                 $105.38  $148.03  $193.30  $283.84         $25.38  $ 78.03  $133.30  $283.84
        MAV with optional BP                         107.94   155.69   206.01   308.85          27.94    85.69   146.01   308.85
        MAV with optional BPP                        109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56
        ROP with no optional riders                  104.35   144.95   188.18   273.66          24.35    74.95   128.18   273.66
        ROP with optional BP                         106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        ROP with optional BPP                        108.45   157.21   208.53   313.77          28.45    87.21   148.53   313.77

Oppenheimer Global Securities Fund/VA,
  Service Shares
        MAV with no optional riders                  105.79   149.26   195.34   287.88          25.79    79.26   135.34   287.88
        MAV with optional BP                         108.35   156.91   208.03   312.79          28.35    86.91   148.03   312.79
        MAV with optional BPP                        109.89   161.48   215.58   327.44          29.89    91.48   155.58   327.44
        ROP with no optional riders                  104.76   146.18   190.23   277.74          24.76    76.18   130.23   277.74
        ROP with optional BP                         107.33   153.85   202.97   302.90          27.33    83.85   142.97   302.90
        ROP with optional BPP                        108.86   158.44   210.55   317.70          28.86    88.44   150.55   317.70

Oppenheimer High Income Fund/VA,
  Service Shares
        MAV with no optional riders                  106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        MAV with optional BP                         109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56
        MAV with optional BPP                        111.02   164.83   221.08   338.05          31.02    94.83   161.08   338.05
        ROP with no optional riders                  105.89   149.56   195.85   288.89          25.89    79.56   135.85   288.89
        ROP with optional BP                         108.45   157.21   208.53   313.77          28.45    87.21   148.53   313.77
        ROP with optional BPP                        109.99   161.79   216.08   328.41          29.99    91.79   156.08   328.41

Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
        MAV with no optional riders                  109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        MAV with optional BP                         111.84   167.25   225.07   345.69          31.84    97.25   165.07   345.69
        MAV with optional BPP                        113.37   171.80   232.51   359.85          33.37   101.80   172.51   359.85
        ROP with no optional riders                  108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with optional BP                         110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13
        ROP with optional BPP                        112.35   168.77   227.56   350.43          32.35    98.77   167.56   350.43

Oppenheimer Strategic Bond Fund/VA,
  Service Shares
        MAV with no optional riders                  106.51   151.40   198.91   294.92          26.51    81.40   138.91   294.92
        MAV with optional BP                         109.07   159.05   211.56   319.66          29.07    89.05   151.56   319.66
        MAV with optional BPP                        110.61   163.61   219.08   334.20          30.61    93.61   159.08   334.20
        ROP with no optional riders                  105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        ROP with optional BP                         108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        ROP with optional BPP                        109.58   160.57   214.07   324.53          29.58    90.57   154.07   324.53

Putnam VT Growth and Income Fund - Class IB Shares
        MAV with no optional riders                  103.84   143.41   185.61   268.53          23.84    73.41   125.61   268.53
        MAV with optional BP                         106.40   151.10   198.40   293.92          26.40    81.10   138.40   293.92
        MAV with optional BPP                        107.94   155.69   206.01   308.85          27.94    85.69   146.01   308.85
        ROP with no optional riders                  102.82   140.33   180.46   258.20          22.82    70.33   120.46   258.20
        ROP with optional BP                         105.38   148.03   193.30   283.84          25.38    78.03   133.30   283.84
        ROP with optional BPP                        106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92

                                       97

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Putnam VT International Growth Fund - Class IB
  Shares
        MAV with no optional riders                 $108.25  $156.60  $207.52  $311.81         $28.25  $ 86.60  $147.52  $311.81
        MAV with optional BP                         110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13
        MAV with optional BPP                        112.35   168.77   227.56   350.43          32.35    98.77   167.56   350.43
        ROP with no optional riders                  107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        ROP with optional BP                         109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47
        ROP with optional BPP                        111.32   165.74   222.58   340.92          31.32    95.74   162.58   340.92

Putnam VT Research Fund - Class IB Shares
        MAV with no optional riders                  106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91
        MAV with optional BP                         108.76   158.13   210.05   316.72          28.76    88.13   150.05   316.72
        MAV with optional BPP                        110.30   162.70   217.58   331.31          30.30    92.70   157.58   331.31
        ROP with no optional riders                  105.17   147.41   192.28   281.81          25.17    77.41   132.28   281.81
        ROP with optional BP                         107.74   155.08   205.00   306.87          27.74    85.08   145.00   306.87
        ROP with optional BPP                        109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61

Putnam VT Vista Fund - Class IB Shares
        MAV with no optional riders                  105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        MAV with optional BP                         108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        MAV with optional BPP                        109.58   160.57   214.07   324.53          29.58    90.57   154.07   324.53
        ROP with no optional riders                  104.46   145.26   188.69   274.68          24.46    75.26   128.69   274.68
        ROP with optional BP                         107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91
        ROP with optional BPP                        108.56   157.52   209.04   314.76          28.56    87.52   149.04   314.76

You would pay the following expenses on a $1,000 investment in a qualified annuity with selection of the optional Performance Credit Rider assuming a 5% annual return and ...

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Bond Fund
        MAV with no optional riders                 $101.69  $136.93  $174.76  $246.71         $21.69  $ 66.93  $114.76  $246.71
        MAV with optional BP                         104.25   144.64   187.66   272.63          24.25    74.64   127.66   272.63
        MAV with optional BPP                        105.79   149.26   195.34   287.88          25.79    79.26   135.34   287.88
        ROP with no optional riders                  100.66   133.83   169.56   236.17          20.66    63.83   109.56   236.17
        ROP with optional BP                         103.23   141.56   182.52   262.34          23.23    71.56   122.52   262.34
        ROP with optional BPP                        104.76   146.18   190.23   277.74          24.76    76.18   130.23   277.74

AXP(R) Variable Portfolio - Cash Management Fund
        MAV with no optional riders                  100.46   133.21   168.52   234.04          20.46    63.21   108.52   234.04
        MAV with optional BP                         103.02   140.94   181.49   260.27          23.02    70.94   121.49   260.27
        MAV with optional BPP                        104.56   145.57   189.20   275.70          24.56    75.57   129.20   275.70
        ROP with no optional riders                   99.43   130.10   163.29   223.37          19.43    60.10   103.29   223.37
        ROP with optional BP                         102.00   137.85   176.32   249.86          22.00    67.85   116.32   249.86
        ROP with optional BPP                        103.53   142.49   184.07   265.44          23.53    72.49   124.07   265.44

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
        MAV with no optional riders                  102.82   140.33   180.46   258.20          22.82    70.33   120.46   258.20
        MAV with optional BP                         105.38   148.03   193.30   283.84          25.38    78.03   133.30   283.84
        MAV with optional BPP                        106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        ROP with no optional riders                  101.79   137.24   175.28   247.76          21.79    67.24   115.28   247.76
        ROP with optional BP                         104.35   144.95   188.18   273.66          24.35    74.95   128.18   273.66
        ROP with optional BPP                        105.89   149.56   195.85   288.89          25.89    79.56   135.85   288.89

AXP(R) Variable Portfolio - Federal Income
  Fund
        MAV with no optional riders                  102.10   138.16   176.84   250.90          22.10    68.16   116.84   250.90
        MAV with optional BP                         104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        MAV with optional BPP                        106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91
        ROP with no optional riders                  101.07   135.07   171.64   240.40          21.07    65.07   111.64   240.40
        ROP with optional BP                         103.64   142.80   184.58   266.47          23.64    72.80   124.58   266.47
        ROP with optional BPP                        105.17   147.41   192.28   281.81          25.17    77.41   132.28   281.81

AXP(R) Variable Portfolio - Growth Fund
        MAV with no optional riders                  102.71   140.02   179.94   257.16          22.71    70.02   119.94   257.16
        MAV with optional BP                         105.28   147.72   192.79   282.82          25.28    77.72   132.79   282.82
        MAV with optional BPP                        106.81   152.32   200.43   297.92          26.81    82.32   140.43   297.92
        ROP with no optional riders                  101.69   136.93   174.76   246.71          21.69    66.93   114.76   246.71
        ROP with optional BP                         104.25   144.64   187.66   272.63          24.25    74.64   127.66   272.63
        ROP with optional BPP                        105.79   149.26   195.34   287.88          25.79    79.26   135.34   287.88

AXP(R) Variable Portfolio - NEW DIMENSIONS
  FUND(R)
        MAV with no optional riders                  101.59   136.62   174.24   245.66          21.59    66.62   114.24   245.66
        MAV with optional BP                         104.15   144.34   187.15   271.61          24.15    74.34   127.15   271.61
        MAV with optional BPP                        105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        ROP with no optional riders                  100.56   133.52   169.04   235.11          20.56    63.52   109.04   235.11
        ROP with optional BP                         103.12   141.25   182.00   261.31          23.12    71.25   122.00   261.31
        ROP with optional BPP                        104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72

                                       99

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund
        MAV with no optional riders                 $108.86  $158.44  $210.55  $317.70         $28.86  $ 88.44  $150.55  $317.70
        MAV with optional BP                         111.43   166.04   223.08   341.88          31.43    96.04   163.08   341.88
        MAV with optional BPP                        112.96   170.59   230.53   356.09          32.96   100.59   170.53   356.09
        ROP with no optional riders                  107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86
        ROP with optional BP                         110.40   163.00   218.08   332.28          30.40    93.00   158.08   332.28
        ROP with optional BPP                        111.94   167.56   225.57   346.64          31.94    97.56   165.57   346.64

AXP(R) Variable Portfolio - S&P 500 Index Fund
        MAV with no optional riders                   98.51   127.30   158.57   213.67          18.51    57.30    98.57   213.67
        MAV with optional BP                         101.07   135.07   171.64   240.40          21.07    65.07   111.64   240.40
        MAV with optional BPP                        102.61   139.71   179.42   256.12          22.61    69.71   119.42   256.12
        ROP with no optional riders                   97.49   124.18   153.31   202.80          17.49    54.18    93.31   202.80
        ROP with optional BP                         100.05   131.97   166.43   229.79          20.05    61.97   106.43   229.79
        ROP with optional BPP                        101.59   136.62   174.24   245.66          21.59    66.62   114.24   245.66

AIM V.I. Basic Value Fund, Series II
        MAV with no optional riders                  108.35   156.91   208.03   312.79          28.35    86.91   148.03   312.79
        MAV with optional BP                         110.91   164.52   220.58   337.09          30.91    94.52   160.58   337.09
        MAV with optional BPP                        112.45   169.07   228.05   351.38          32.45    99.07   168.05   351.38
        ROP with no optional riders                  107.33   153.85   202.97   302.90          27.33    83.85   142.97   302.90
        ROP with optional BP                         109.89   161.48   215.58   327.44          29.89    91.48   155.58   327.44
        ROP with optional BPP                        111.43   166.04   223.08   341.88          31.43    96.04   163.08   341.88

AIM V.I. Capital Development Fund, Series II
        MAV with no optional riders                  107.94   155.69   206.01   308.85          27.94    85.69   146.01   308.85
        MAV with optional BP                         110.50   163.31   218.58   333.24          30.50    93.31   158.58   333.24
        MAV with optional BPP                        112.04   167.86   226.07   347.59          32.04    97.86   166.07   347.59
        ROP with no optional riders                  106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        ROP with optional BP                         109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56
        ROP with optional BPP                        111.02   164.83   221.08   338.05          31.02    94.83   161.08   338.05

AIM V.I. Premier Equity Fund, Series II
(previously AIM V.I. Value Fund, Series II)
        MAV with no optional riders                  104.76   146.18   190.23   277.74          24.76    76.18   130.23   277.74
        MAV with optional BP                         107.33   153.85   202.97   302.90          27.33    83.85   142.97   302.90
        MAV with optional BPP                        108.86   158.44   210.55   317.70          28.86    88.44   150.55   317.70
        ROP with no optional riders                  103.74   143.10   185.10   267.50          23.74    73.10   125.10   267.50
        ROP with optional BP                         106.30   150.79   197.89   292.91          26.30    80.79   137.89   292.91
        ROP with optional BPP                        107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86

Alliance VP Growth and Income Portfolio (Class B)
        MAV with no optional riders                  102.92   140.64   180.97   259.24          22.92    70.64   120.97   259.24
        MAV with optional BP                         105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        MAV with optional BPP                        107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91
        ROP with no optional riders                  101.89   137.55   175.80   248.81          21.89    67.55   115.80   248.81
        ROP with optional BP                         104.46   145.26   188.69   274.68          24.46    75.26   128.69   274.68
        ROP with optional BPP                        105.99   149.87   196.36   289.90          25.99    79.87   136.36   289.90

                                       100

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
        MAV with no optional riders                 $106.71  $152.02  $199.92  $296.92         $26.71  $ 82.02  $139.92  $296.92
        MAV with optional BP                         109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        MAV with optional BPP                        110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13
        ROP with no optional riders                  105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        ROP with optional BP                         108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with optional BPP                        109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47

Alliance VP Technology Portfolio (Class B)
        MAV with no optional riders                  107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        MAV with optional BP                         109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        MAV with optional BPP                        111.22   165.43   222.08   339.96          31.22    95.43   162.08   339.96
        ROP with no optional riders                  106.10   150.18   196.87   290.90          26.10    80.18   136.87   290.90
        ROP with optional BP                         108.66   157.82   209.54   315.74          28.66    87.82   149.54   315.74
        ROP with optional BPP                        110.20   162.40   217.08   330.35          30.20    92.40   157.08   330.35

Alliance VP Total Return Portfolio (Class B)
        MAV with no optional riders                  103.74   143.10   185.10   267.50          23.74    73.10   125.10   267.50
        MAV with optional BP                         106.30   150.79   197.89   292.91          26.30    80.79   137.89   292.91
        MAV with optional BPP                        107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86
        ROP with no optional riders                  102.71   140.02   179.94   257.16          22.71    70.02   119.94   257.16
        ROP with optional BP                         105.28   147.72   192.79   282.82          25.28    77.72   132.79   282.82
        ROP with optional BPP                        106.81   152.32   200.43   297.92          26.81    82.32   140.43   297.92

Fidelity VIP Contrafund(R) Portfolio (Service
  Class 2)
        MAV with no optional riders                  103.12   141.25   182.00   261.31          23.12    71.25   122.00   261.31
        MAV with optional BP                         105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        MAV with optional BPP                        107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        ROP with no optional riders                  102.10   138.16   176.84   250.90          22.10    68.16   116.84   250.90
        ROP with optional BP                         104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        ROP with optional BPP                        106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91

Fidelity VIP Growth Portfolio (Service Class 2)
        MAV with no optional riders                  103.02   140.94   181.49   260.27          23.02    70.94   121.49   260.27
        MAV with optional BP                         105.58   148.64   194.32   285.86          25.58    78.64   134.32   285.86
        MAV with optional BPP                        107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        ROP with no optional riders                  102.00   137.85   176.32   249.86          22.00    67.85   116.32   249.86
        ROP with optional BP                         104.56   145.57   189.20   275.70          24.56    75.57   129.20   275.70
        ROP with optional BPP                        106.10   150.18   196.87   290.90          26.10    80.18   136.87   290.90

Fidelity VIP Mid Cap Portfolio (Service Class 2)
        MAV with no optional riders                  103.12   141.25   182.00   261.31          23.12    71.25   122.00   261.31
        MAV with optional BP                         105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        MAV with optional BPP                        107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        ROP with no optional riders                  102.10   138.16   176.84   250.90          22.10    68.16   116.84   250.90
        ROP with optional BP                         104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        ROP with optional BPP                        106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91

                                       101

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Fidelity VIP Overseas Portfolio (Service Class 2)
        MAV with no optional riders                 $105.58  $148.64  $194.32  $285.86         $25.58  $ 78.64  $134.32  $285.86
        MAV with optional BP                         108.15   156.30   207.02   310.82          28.15    86.30   147.02   310.82
        MAV with optional BPP                        109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        ROP with no optional riders                  104.56   145.57   189.20   275.70          24.56    75.57   129.20   275.70
        ROP with optional BP                         107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        ROP with optional BPP                        108.66   157.82   209.54   315.74          28.66    87.82   149.54   315.74

FTVIPT Franklin Real Estate Fund - Class 2
        MAV with no optional riders                  102.10   138.16   176.84   250.90          22.10    68.16   116.84   250.90
        MAV with optional BP                         104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        MAV with optional BPP                        106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91
        ROP with no optional riders                  101.07   135.07   171.64   240.40          21.07    65.07   111.64   240.40
        ROP with optional BP                         103.64   142.80   184.58   266.47          23.64    72.80   124.58   266.47
        ROP with optional BPP                        105.17   147.41   192.28   281.81          25.17    77.41   132.28   281.81

FTVIPT Franklin Small Cap Fund - Class 2
        MAV with no optional riders                  103.84   143.41   185.61   268.53          23.84    73.41   125.61   268.53
        MAV with optional BP                         106.40   151.10   198.40   293.92          26.40    81.10   138.40   293.92
        MAV with optional BPP                        107.94   155.69   206.01   308.85          27.94    85.69   146.01   308.85
        ROP with no optional riders                  102.82   140.33   180.46   258.20          22.82    70.33   120.46   258.20
        ROP with optional BP                         105.38   148.03   193.30   283.84          25.38    78.03   133.30   283.84
        ROP with optional BPP                        106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92

FTVIPT Franklin Small Cap Value Securities Fund
  - Class 2
(previously FTVIPT Franklin Value Securities Fund
  - Class 2)
        MAV with no optional riders                  103.94   143.72   186.12   269.56          23.94    73.72   126.12   269.56
        MAV with optional BP                         106.51   151.40   198.91   294.92          26.51    81.40   138.91   294.92
        MAV with optional BPP                        108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        ROP with no optional riders                  102.92   140.64   180.97   259.24          22.92    70.64   120.97   259.24
        ROP with optional BP                         105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        ROP with optional BPP                        107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91

FTVIPT Mutual Shares Securities Fund - Class 2
        MAV with no optional riders                  104.15   144.34   187.15   271.61          24.15    74.34   127.15   271.61
        MAV with optional BP                         106.71   152.02   199.92   296.92          26.71    82.02   139.92   296.92
        MAV with optional BPP                        108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with no optional riders                  103.12   141.25   182.00   261.31          23.12    71.25   122.00   261.31
        ROP with optional BP                         105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        ROP with optional BPP                        107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91

FTVIPT Templeton Foreign Securities Fund -
  Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
        MAV with no optional riders                  105.28   147.72   192.79   282.82          25.28    77.72   132.79   282.82
        MAV with optional BP                         107.84   155.38   205.50   307.86          27.84    85.38   145.50   307.86
        MAV with optional BPP                        109.38   159.96   213.07   322.58          29.38    89.96   153.07   322.58
        ROP with no optional riders                  104.25   144.64   187.66   272.63          24.25    74.64   127.66   272.63
        ROP with optional BP                         106.81   152.32   200.43   297.92          26.81    82.32   140.43   297.92
        ROP with optional BPP                        108.35   156.91   208.03   312.79          28.35    86.91   148.03   312.79

                                       102

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
MFS(R) Investors Growth Stock Series - Service
  ClasS
        MAV with no optional riders                 $105.48  $148.33  $193.81  $284.85         $25.48  $ 78.33  $133.81  $284.85
        MAV with optional BP                         108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        MAV with optional BPP                        109.58   160.57   214.07   324.53          29.58    90.57   154.07   324.53
        ROP with no optional riders                  104.46   145.26   188.69   274.68          24.46    75.26   128.69   274.68
        ROP with optional BP                         107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91
        ROP with optional BPP                        108.56   157.52   209.04   314.76          28.56    87.52   149.04   314.76

MFS(R) New Discovery Series - Service Class
        MAV with no optional riders                  106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        MAV with optional BP                         109.48   160.26   213.57   323.56          29.48    90.26   153.57   323.56
        MAV with optional BPP                        111.02   164.83   221.08   338.05          31.02    94.83   161.08   338.05
        ROP with no optional riders                  105.89   149.56   195.85   288.89          25.89    79.56   135.85   288.89
        ROP with optional BP                         108.45   157.21   208.53   313.77          28.45    87.21   148.53   313.77
        ROP with optional BPP                        109.99   161.79   216.08   328.41          29.99    91.79   156.08   328.41

MFS(R) Total Return Series - Service Class
        MAV with no optional riders                  105.17   147.41   192.28   281.81          25.17    77.41   132.28   281.81
        MAV with optional BP                         107.74   155.08   205.00   306.87          27.74    85.08   145.00   306.87
        MAV with optional BPP                        109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        ROP with no optional riders                  104.15   144.34   187.15   271.61          24.15    74.34   127.15   271.61
        ROP with optional BP                         106.71   152.02   199.92   296.92          26.71    82.02   139.92   296.92
        ROP with optional BPP                        108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81

MFS(R) Utilities Series - Service Class
        MAV with no optional riders                  105.58   148.64   194.32   285.86          25.58    78.64   134.32   285.86
        MAV with optional BP                         108.15   156.30   207.02   310.82          28.15    86.30   147.02   310.82
        MAV with optional BPP                        109.68   160.87   214.57   325.50          29.68    90.87   154.57   325.50
        ROP with no optional riders                  104.56   145.57   189.20   275.70          24.56    75.57   129.20   275.70
        ROP with optional BP                         107.12   153.24   201.96   300.91          27.12    83.24   141.96   300.91
        ROP with optional BPP                        108.66   157.82   209.54   315.74          28.66    87.82   149.54   315.74

Oppenheimer Capital Appreciation Fund/VA, Service
  Shares
        MAV with no optional riders                  102.82   140.33   180.46   258.20          22.82    70.33   120.46   258.20
        MAV with optional BP                         105.38   148.03   193.30   283.84          25.38    78.03   133.30   283.84
        MAV with optional BPP                        106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        ROP with no optional riders                  101.79   137.24   175.28   247.76          21.79    67.24   115.28   247.76
        ROP with optional BP                         104.35   144.95   188.18   273.66          24.35    74.95   128.18   273.66
        ROP with optional BPP                        105.89   149.56   195.85   288.89          25.89    79.56   135.85   288.89

Oppenheimer Global Securities Fund/VA, Service
  Shares
        MAV with no optional riders                  103.23   141.56   182.52   262.34          23.23    71.56   122.52   262.34
        MAV with optional BP                         105.79   149.26   195.34   287.88          25.79    79.26   135.34   287.88
        MAV with optional BPP                        107.33   153.85   202.97   302.90          27.33    83.85   142.97   302.90
        ROP with no optional riders                  102.20   138.47   177.35   251.95          22.20    68.47   117.35   251.95
        ROP with optional BP                         104.76   146.18   190.23   277.74          24.76    76.18   130.23   277.74
        ROP with optional BPP                        106.30   150.79   197.89   292.91          26.30    80.79   137.89   292.91

                                       103

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Oppenheimer High Income Fund/VA, Service Shares
        MAV with no optional riders                 $104.35  $144.95  $188.18  $273.66         $24.35  $ 74.95  $128.18  $273.66
        MAV with optional BP                         106.92   152.63   200.94   298.92          26.92    82.63   140.94   298.92
        MAV with optional BPP                        108.45   157.21   208.53   313.77          28.45    87.21   148.53   313.77
        ROP with no optional riders                  103.33   141.87   183.04   263.38          23.33    71.87   123.04   263.38
        ROP with optional BP                         105.89   149.56   195.85   288.89          25.89    79.56   135.85   288.89
        ROP with optional BPP                        107.43   154.16   203.48   303.89          27.43    84.16   143.48   303.89

Oppenheimer Main Street Small Cap Fund/VA,
  Service Shares
        MAV with no optional riders                  106.71   152.02   199.92   296.92          26.71    82.02   139.92   296.92
        MAV with optional BP                         109.27   159.65   212.56   321.61          29.27    89.65   152.56   321.61
        MAV with optional BPP                        110.81   164.22   220.08   336.13          30.81    94.22   160.08   336.13
        ROP with no optional riders                  105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        ROP with optional BP                         108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        ROP with optional BPP                        109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47

Oppenheimer Strategic Bond Fund/VA, Service
  Shares
        MAV with no optional riders                  103.94   143.72   186.12   269.56          23.94    73.72   126.12   269.56
        MAV with optional BP                         106.51   151.40   198.91   294.92          26.51    81.40   138.91   294.92
        MAV with optional BPP                        108.04   155.99   206.51   309.83          28.04    85.99   146.51   309.83
        ROP with no optional riders                  102.92   140.64   180.97   259.24          22.92    70.64   120.97   259.24
        ROP with optional BP                         105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        ROP with optional BPP                        107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91

Putnam VT Growth and Income Fund - Class IB
  Shares
        MAV with no optional riders                  101.28   135.69   172.68   242.51          21.28    65.69   112.68   242.51
        MAV with optional BP                         103.84   143.41   185.61   268.53          23.84    73.41   125.61   268.53
        MAV with optional BPP                        105.38   148.03   193.30   283.84          25.38    78.03   133.30   283.84
        ROP with no optional riders                  100.25   132.59   167.48   231.92          20.25    62.59   107.48   231.92
        ROP with optional BP                         102.82   140.33   180.46   258.20          22.82    70.33   120.46   258.20
        ROP with optional BPP                        104.35   144.95   188.18   273.66          24.35    74.95   128.18   273.66

Putnam VT International Growth Fund - Class
  IB Shares
        MAV with no optional riders                  105.69   148.95   194.83   286.87          25.69    78.95   134.83   286.87
        MAV with optional BP                         108.25   156.60   207.52   311.81          28.25    86.60   147.52   311.81
        MAV with optional BPP                        109.79   161.18   215.08   326.47          29.79    91.18   155.08   326.47
        ROP with no optional riders                  104.66   145.88   189.72   276.72          24.66    75.88   129.72   276.72
        ROP with optional BP                         107.22   153.55   202.46   301.91          27.22    83.55   142.46   301.91
        ROP with optional BPP                        108.76   158.13   210.05   316.72          28.76    88.13   150.05   316.72

Putnam VT Research Fund - Class IB Shares
        MAV with no optional riders                  103.64   142.80   184.58   266.47          23.64    72.80   124.58   266.47
        MAV with optional BP                         106.20   150.48   197.38   291.91          26.20    80.48   137.38   291.91
        MAV with optional BPP                        107.74   155.08   205.00   306.87          27.74    85.08   145.00   306.87
        ROP with no optional riders                  102.61   139.71   179.42   256.12          22.61    69.71   119.42   256.12
        ROP with optional BP                         105.17   147.41   192.28   281.81          25.17    77.41   132.28   281.81
        ROP with optional BPP                        106.71   152.02   199.92   296.92          26.71    82.02   139.92   296.92

                                       104

                                                                                                  NO WITHDRAWAL OR SELECTION
                                                        A TOTAL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                         END OF EACH TIME PERIOD                    END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS  10 YEARS        1 YEAR  3 YEARS  5 YEARS  10 YEARS
Putnam VT Vista Fund - Class IB Shares
        MAV with no optional riders                 $102.92  $140.64  $180.97  $259.24         $22.92   $70.64  $120.97  $259.24
        MAV with optional BP                         105.48   148.33   193.81   284.85          25.48    78.33   133.81   284.85
        MAV with optional BPP                        107.02   152.93   201.45   299.91          27.02    82.93   141.45   299.91
        ROP with no optional riders                  101.89   137.55   175.80   248.81          21.89    67.55   115.80   248.81
        ROP with optional BP                         104.46   145.26   188.69   274.68          24.46    75.26   128.69   274.68
        ROP with optional BPP                        105.99   149.87   196.36   289.90          25.99    79.87   136.36   289.90

* In these examples, the $40 contract administrative charge is approximated as a 0.066% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

APPENDIX B: PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE:
For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.
NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                     PW X RP
 RPA ADJUSTED PARTIAL WITHDRAWALS  = -------
                                       CV

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   CV = the contract value on the date of (but prior to) the partial withdrawal. RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:
For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                     PW X EPA   EPA
 EPA ADJUSTED PARTIAL WITHDRAWALS  = -------- X
                                        CV      RPA

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   CV = the contract value on the date of (but prior to) the partial withdrawal. EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
  RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.

- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.
-  Contract values before any partial withdrawals are shown below.
-  On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.
-  On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.

DATE                                    TOTAL PURCHASE PAYMENTS                        CONTRACT VALUE
-----------------------------------------------------------------------------------------------------
Jan. 1, 2002                                  $100,000                                    $100,000
Jan. 1, 2003                                   100,000                                     110,000
Jan. 1, 2004                                   100,000                                     115,000
Jan. 1, 2005                                   100,000                                     120,000
Jan. 1, 2006                                   100,000                                     115,000
Jan. 1, 2007                                   100,000                                     120,000
Jan. 1, 2008                                   200,000                                     225,000
Jan. 1, 2009                                   200,000                                     230,000
Jan. 1, 2010                                   200,000                                     235,000
Jan. 1, 2011                                   200,000                                     230,000
Jan. 1, 2012                                   200,000                                     235,000

STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on Jan. 1, 2005:
     RPA before the partial withdrawal =                                RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal       $10,000 X $100,000
                                                                        ------------------  = $8,333
     minus the RPA adjusted partial withdrawals for all previous             $120,000
     partial withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
     RPA before the partial withdrawal =                                RPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal       $10,000 X $191,667
                                                                        ------------------  = $8,156
     minus the RPA adjusted partial withdrawals for all previous             $235,000
     partial withdrawals = $200,000 - $8,333 = $191,667

STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:

For the first partial withdrawal on Jan. 1, 2005:
     EPA before the partial withdrawal =                                EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal       $10,000 X $100,000   $100,000
                                                                        ------------------ X --------  = $8,156
     AND the five-year exclusion period minus the EPA adjusted              $120,000         $100,000
     partial withdrawals for all previous partial
     withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
     EPA before the partial withdrawal =                                EPA adjusted partial withdrawal =
     total purchase payments made prior to the partial withdrawal       $10,000 X $91,844    $91,844
                                                                        ----------------- X ----------  = $1,873
     AND the five-year exclusion period minus the EPA                       $235,000         $191,667
     adjusted partial withdrawals for all previous partial
     withdrawals = $100,000 - $8,156 = $91,844

STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,156 + $1,873 = $10,029

[AMERICAN EXPRESS (R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437
                                                                  45273 A (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                AMERICAN EXPRESS NEW SOLUTIONS(R) VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AMERICAN EXPRESS NEW SOLUTIONS(R) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


TABLE OF CONTENTS


Performance Information                                    p. 3
Calculating Annuity Payouts                                p.21
Rating Agencies                                            p.22
Principal Underwriter                                      p.22
Independent Auditors                                       p.22
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1 + T)TO THE POWER OF n = ERV

 where:        P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE                            PERFORMANCE
                                                           OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT       1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UCMG4         Cash Management Fund (5/00; 10/81)(b)         (5.71%)     (2.14%)          (5.71%)     1.70%      2.37%       4.26%
UFIF4         Federal Income Fund (5/00; 9/99)              (3.32)       1.44            (3.32)        --         --        1.49
UMGD4         Managed Fund (5/00; 4/86)                    (18.71)     (13.68)          (18.71)      3.61       6.63        8.00
UNDM4         NEW DIMENSIONS FUND(R) (5/00; 5/96)          (24.27)     (20.82)          (24.27)      6.75         --        7.96
USPF4         S&P 500 Index Fund (5/00; 5/00)              (20.42)     (18.00)          (20.42)        --         --      (18.78)
USCA4         Small Cap Advantage Fund (5/00; 9/99)        (15.03)      (7.89)          (15.03)        --         --       (0.64)

            AIM V.I.

UCAP4         Capital Appreciation Fund, Series I
              (5/00; 5/93)                                 (30.23)     (25.96)          (30.23)      2.81         --        9.52
UDDT4         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (38.07)     (32.85)          (38.07)        --         --      (29.20)
UVAL4         Premier Equity Fund, Series I (5/00; 5/93)   (20.54)     (19.99)          (20.54)      6.58         --       11.16
              (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP

UGIP4         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (8.94)      (7.67)           (8.94)     11.51      12.58       11.55
UPRG4         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (24.89)     (27.80)          (24.89)      9.42         --       13.34
UTEC4         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (32.20)     (38.22)          (32.20)      9.31         --        9.34

            EVERGREEN VA

UEGL4         Global Leaders Fund (5/00; 3/97)             (21.29)     (15.64)          (21.29)        --         --        1.91
UEGI4         Growth and Income Fund (5/00; 3/96)          (20.14)     (11.17)          (20.14)      4.82         --        7.21
UEMS4         Masters Fund (5/00; 1/99)                    (23.48)     (17.03)          (23.48)        --         --       (2.73)
UEOM4         Omega Fund (5/00; 3/97)                      (22.53)     (25.37)          (22.53)        --         --        5.45
UESC4         Small Cap Value Fund (5/00; 5/98)              7.77       16.27             7.77         --         --        8.98
UESI4         Strategic Income Fund (5/00; 3/97)            (3.47)      (0.11)           (3.47)        --         --        0.49

            FIDELITY VIP

UCOF4         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (20.32)     (15.11)          (20.32)      7.13         --       13.12
UHIP4         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (19.90)     (23.34)          (19.90)     (6.75)      3.08        4.77
UMDC4         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(f)                             (12.15)       3.57           (12.15)        --         --       21.55

            FTVIPT

USMC4         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(g)                             (22.94)     (21.02)          (22.94)      8.55         --       11.83
UMSS4         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(g)                      (2.71)       3.81            (2.71)      7.07         --        7.68
UDMS4         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(h)    (16.43)     (18.35)          (16.43)    (14.67)        --      (13.73)
UINT4         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (23.62)     (15.00)          (23.62)      1.39         --        7.45
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)

            MFS(R)

UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (31.64)     (24.31)          (31.64)        --         --       (4.88)
UNDS4         New Discovery Series - Service Class
              (5/00; 5/98)(j)                              (13.87)      (8.81)          (13.87)        --         --       10.81
UTRS4         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (9.08)       0.56            (9.08)      7.14         --       10.66

                                        4

                                                               PERFORMANCE                            PERFORMANCE
                                                           OF THE SUBACCOUNT                           OF THE FUND
                                                                       SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR     5 YEARS    10 YEARS    COMMENCEMENT
            PUTNAM VARIABLE TRUST

UGIN4         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(k)              (14.90%)     (6.18%)         (14.90%)      4.80%     9.59%     10.60%
UINO4         Putnam VT International New
              Opportunities Fund - Class IB
              Shares (5/00; 1/97)(k)                       (35.13)     (36.51)          (35.13)         --        --      (2.67)
UVIS4         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (39.51)     (31.34)          (39.51)         --        --       4.32



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept, 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE                            PERFORMANCE
                                                            OF THE SUBACCOUNT                         OF THE FUND
                                                                        SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UCMG4         Cash Management Fund (5/00; 10/81)(b)          1.62%       2.57%         1.62%      2.79%      2.37%          4.26%
UFIF4         Federal Income Fund (5/00; 9/99)               4.22        6.34          4.22         --         --           4.40
UMGD4         Managed Fund (5/00; 4/86)                    (12.52)      (9.57)       (12.52)      4.63       6.63           8.00
UNDM4         NEW DIMENSIONS FUND(R) (5/00; 5/96)          (18.55)     (17.06)       (18.55)      7.66         --           8.56
USPF4         S&P 500 Index Fund (5/00; 5/00)              (14.37)     (14.10)       (14.37)        --         --         (15.10)
USCA4         Small Cap Advantage Fund (5/00; 9/99)         (8.51)      (3.47)        (8.51)        --         --           2.27

            AIM V.I.

UCAP4         Capital Appreciation Fund, Series I
              (5/00; 5/93)                                 (25.03)     (22.46)       (25.03)      3.86         --           9.52
UDDT4         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (33.55)     (29.68)       (33.55)        --         --         (26.87)
UVAL4         Premier Equity Fund, Series I (5/00; 5/93)   (14.50)     (16.19)       (14.50)      7.49         --          11.16
              (previously AIM V.I. Value Fund,
              Series I)

            ALLIANCE VP

UGIP4         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (1.89)      (3.27)        (1.89)     12.28      12.58          11.55
UPRG4         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (19.23)     (24.39)       (19.23)     10.24         --          13.34
UTEC4         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (27.18)     (35.31)       (27.18)     10.14         --           9.87

            EVERGREEN VA

UEGL4         Global Leaders Fund (5/00; 3/97)             (15.31)     (11.62)       (15.31)        --         --           3.04
UEGI4         Growth and Income Fund (5/00; 3/96)          (14.07)      (6.95)       (14.07)      5.79         --           7.81
UEMS4         Masters Fund (5/00; 1/99)                    (17.69)     (13.10)       (17.69)        --         --          (0.61)
UEOM4         Omega Fund (5/00; 3/97)                      (16.66)     (21.82)       (16.66)        --         --           6.44
UESC4         Small Cap Value Fund (5/00; 5/98)             15.77       20.82         15.77         --         --          10.47
UESI4         Strategic Income Fund (5/00; 3/97)             4.06        4.72          4.06         --         --           1.66

            FIDELITY VIP

UCOF4         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (14.26)     (11.06)       (14.26)      8.03         --          13.32
UHIP4         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (13.80)     (19.70)       (13.80)     (5.73)      3.08           4.77
UMDC4         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(f)                              (5.38)       8.43         (5.38)        --         --          23.10

            FTVIPT

USMC4         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(g)                             (17.11)     (17.25)       (17.11)      9.40         --          12.10
UMSS4         Mutual Shares Securities Fund -
              Class 2 (5/00; 11/96)(g)                       4.88        8.66          4.88       7.96         --           8.39
UDMS4         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(h)               (10.04)     (14.46)       (10.04)    (13.73)        --         (13.05)
UINT4         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (17.85)     (10.97)       (17.85)      2.49         --           7.45
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)

            MFS(R)

UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (26.56)     (20.74)       (26.56)        --         --          (2.58)
UNDS4         New Discovery Series - Service Class
              (5/00; 5/98)(j)                               (7.25)      (4.44)        (7.25)        --         --          12.23
UTRS4         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (2.04)       5.38         (2.04)      8.04         --          10.89

                                        6

                                                              PERFORMANCE                            PERFORMANCE
                                                           OF THE SUBACCOUNT                         OF THE FUND
                                                                        SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR     5 YEARS     10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST

UGIN4         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(k)               (8.37%)     (1.71%)          (8.37%)      5.78%     9.59%     10.60%
UINO4         Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(k)       (30.36)     (33.50)          (30.36)         --        --      (1.64)
UVIS4         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (35.12)     (28.12)          (35.12)         --        --       5.31



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE                             PERFORMANCE
                                                            OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

PCMG1         Cash Management Fund (11/99; 10/81)(b)        (4.95%)      0.43%           (4.95%)     2.55%      3.18%       5.06%
UFIF3         Federal Income Fund (5/00; 9/99)              (2.58)       2.24            (2.58)        --         --        2.31
PMGD1         Managed Fund (11/99; 4/86)                   (17.99)      (7.05)          (17.99)      4.45       7.44        8.81
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)         (23.54)     (10.51)          (23.54)      7.59         --        8.79
USPF3         S&P 500 Index Fund (5/00;5/00)               (19.69)     (17.26)          (19.69)        --         --      (18.03)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)       (14.30)      (1.65)          (14.30)        --         --        0.14

            AIM V.I.

PCAP1         Capital Appreciation Fund, Series I
              (11/99; 5/93)                                (29.52)     (12.00)          (29.52)      3.66         --       10.34
UDDT3         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (37.36)     (32.12)          (37.36)        --         --      (28.45)
PVAL1         Premier Equity Fund, Series I (11/99; 5/93)  (19.82)     (12.53)          (19.82)      7.41         --       11.97
              (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP

UGIP3         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (8.20)      (6.91)           (8.20)     12.35      13.39       12.36
UPRG3         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (24.17)     (27.06)          (24.17)     10.25         --       14.15
UTEC3         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (31.49)     (37.50)          (31.49)     10.14         --       10.16

            EVERGREEN VA

UEGL3         Global Leaders Fund (5/00; 3/97)             (20.56)     (14.89)          (20.56)        --         --        2.75
UEGI3         Growth and Income Fund (5/00; 3/96)          (19.42)     (10.41)          (19.42)      5.65         --        8.04
UEMS3         Masters Fund (5/00; 1/99)                    (22.76)     (16.28)          (22.76)        --         --       (1.95)
UEOM3         Omega Fund (5/00; 3/97)                      (21.80)     (24.63)          (21.80)        --         --        6.28
UESC3         Small Cap Value Fund (5/00; 5/98)              8.58       17.11             8.58         --         --        9.82
UESI3         Strategic Income Fund (5/00; 3/97)            (2.73)       0.66            (2.73)        --         --        1.30

            FIDELITY VIP

UCOF3         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (19.60)     (14.36)          (19.60)      7.97         --       13.94
UHIP3         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (19.17)     (22.60)          (19.17)     (5.97)      3.88        5.57
PMDC1         Mid Cap Portfolio (Service Class)
              (11/99; 12/98)(f)                            (11.42)      18.30           (11.42)        --         --       22.39

            FTVIPT

PSMC1         Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(g)                            (22.22)      (5.53)          (22.22)      9.37         --       12.63
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(g)                     (1.97)       6.78            (1.97)      7.90         --        8.51
UDMS3         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(h)               (15.71)     (17.60)          (15.71)    (13.90)        --      (12.95)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (22.90)     (14.25)          (22.90)      2.22         --        8.25
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)

            MFS(R)

UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (30.93)     (23.57)          (30.93)        --         --       (4.11)
PSND1         New Discovery Series - Service Class
              (5/00; 5/98)(j)                              (13.14)      (8.08)          (13.14)        --         --       11.66
PSTR1         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (8.34)       1.34            (8.34)      7.98         --       11.48

                                        8

                                                               PERFORMANCE                             PERFORMANCE
                                                            OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(k)             (14.17%)     (4.75%)         (14.17%)     5.64%     10.40%     11.40%
UINO3         Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(k)       (34.42)     (35.78)          (34.42)        --         --      (1.89)
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (38.80)     (30.61)          (38.80)        --         --       5.16



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE                             PERFORMANCE
                                                            OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

PCMG1         Cash Management Fund (11/99; 10/81)(b)         2.44%       3.53%            2.44%      3.62%      3.18%       5.06%
UFIF3         Federal Income Fund (5/00; 9/99)               5.02        7.14             5.02         --         --        5.22
PMGD1         Managed Fund (11/99; 4/86)                   (11.73)      (4.21)          (11.73)      5.44       7.44        8.81
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)         (17.76)      (7.75)          (17.76)      8.47         --        9.38
USPF3         S&P 500 Index Fund (5/00;5/00)               (13.58)     (13.32)          (13.58)        --         --      (14.32)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)        (7.72)       1.40            (7.72)        --         --        3.06

            AIM V.I.

PCAP1         Capital Appreciation Fund, Series I
              (11/99; 5/93)                                (24.26)      (9.28)          (24.26)      4.68         --       10.34
UDDT3         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (32.78)     (28.91)          (32.78)        --         --      (26.09)
PVAL1         Premier Equity Fund, Series I (11/99; 5/93)  (13.72)      (9.83)          (13.72)      8.30         --       11.97
              (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP

UGIP3         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (1.09)      (2.47)           (1.09)     13.09      13.39       12.36
UPRG3         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (18.45)     (23.61)          (18.45)     11.05         --       14.15
UTEC3         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (26.41)     (34.55)          (26.41)     10.95         --       10.68

            EVERGREEN VA

UEGL3         Global Leaders Fund (5/00; 3/97)             (14.52)     (10.83)          (14.52)        --         --        3.85
UEGI3         Growth and Income Fund (5/00; 3/96)          (13.28)      (6.15)          (13.28)      6.60         --        8.62
UEMS3         Masters Fund (5/00; 1/99)                    (16.91)     (12.32)          (16.91)        --         --        0.20
UEOM3         Omega Fund (5/00; 3/97)                      (15.87)     (21.05)          (15.87)        --         --        7.25
UESC3         Small Cap Value Fund (5/00; 5/98)             16.58       21.64            16.58         --         --       11.28
UESI3         Strategic Income Fund (5/00; 3/97)             4.86        5.53             4.86         --         --        2.46

            FIDELITY VIP

UCOF3         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (13.47)     (10.27)          (13.47)      8.84         --       14.14
UHIP3         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (13.01)     (18.92)          (13.01)     (4.93)      3.88        5.57
PMDC1         Mid Cap Portfolio (Service Class)
              (11/99;12/98)(f)                              (4.59)      20.96            (4.59)        --         --       23.92

            FTVIPT

PSMC1         Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(g)                            (16.33)      (2.61)          (16.33)     10.19         --       12.90
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(g)                      5.69        9.76             5.69       8.77         --        9.20
UDMS3         Templeton Developing Markets
              Securities Fund - Class 2 (5/00; 3/96)(h)     (9.25)     (13.68)           (9.25)    (12.95)        --      (12.26)
UINT3         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (17.06)     (10.18)          (17.06)      3.29         --        8.25
              (previously FTVIPT Templeton International
              Securities Fund - Class 2)

            MFS(R)

UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (25.79)     (19.96)          (25.79)        --         --       (1.78)
PSND1         New Discovery Series - Service Class
              (5/00; 5/98)(j)                               (6.46)      (3.66)           (6.46)        --         --       13.06
PSTR1         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (1.24)       6.20            (1.24)      8.85         --       11.70

                                       10

                                                               PERFORMANCE                             PERFORMANCE
                                                            OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(k)              (7.58%)     (1.81%)          (7.58%)     6.58%     10.40%      11.40%
UINO3         Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(k)       (29.59)     (32.73)          (29.59)        --         --       (0.84)
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (34.35)     (27.35)          (34.35)        --         --        6.12



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE                             PERFORMANCE
                                                             OF THE SUBACCOUNT                          OF THE FUND
                                                                        SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR   COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UCMG2         Cash Management Fund (5/00; 10/81)(b)         (5.47%)     (2.10%)          (5.47%)     1.97%      2.63%       4.50%
UFIF2         Federal Income Fund (5/00; 9/99)              (3.07)       1.62            (3.07)        --         --        1.78
UMGD2         Managed Fund (5/00; 4/86)                    (18.51)     (13.36)          (18.51)      3.93       6.92        8.29
UNDM2         NEW DIMENSIONS FUND(R) (5/00; 5/96)          (24.09)     (20.52)          (24.09)      7.07         --        8.28
USPF2         S&P 500 Index Fund (5/00; 5/00)              (20.22)     (17.86)          (20.22)        --         --      (18.64)
USCA2         Small Cap Advantage Fund (5/00; 9/99)        (14.82)      (7.65)          (14.82)        --         --       (0.39)

            AIM V.I.

UCAP2         Capital Appreciation Fund, Series I
              (5/00; 5/93)                                 (30.06)     (25.78)          (30.06)      3.08         --        9.80
UDDT2         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (37.91)     (32.68)          (37.91)        --         --      (29.02)
UVAL2         Premier Equity Fund, Series I (5/00; 5/93)   (20.34)     (19.79)          (20.34)      6.85         --       11.44
              (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP

UGIP2         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (8.71)      (7.44)           (8.71)     11.80      12.86       11.83
UPRG2         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (24.70)     (27.62)          (24.70)      9.70         --       13.62
UTEC2         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (32.03)     (38.07)          (32.03)      9.60         --        9.62

            EVERGREEN VA

UEGL2         Global Leaders Fund (5/00; 3/97)             (21.09)     (15.43)          (21.09)        --         --        2.18
UEGI2         Growth and Income Fund (5/00; 3/96)          (19.94)     (10.95)          (19.94)      5.09         --        7.49
UEMS2         Masters Fund (5/00; 1/99)                    (23.28)     (16.82)          (23.28)        --         --       (2.49)
UEOM2         Omega Fund (5/00; 3/97)                      (22.33)     (25.18)          (22.33)        --         --        5.72
UESC2         Small Cap Value Fund (5/00; 5/98)              8.06       16.58             8.06         --         --        9.27
UESI2         Strategic Income Fund (5/00; 3/97)            (3.22)       0.15            (3.22)        --         --        0.75

            FIDELITY VIP

UCOF2         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (20.12)     (14.90)          (20.12)      7.42         --       13.41
UHIP2         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (19.70)     (23.15)          (19.70)     (6.52)      3.34        5.03
UMDC2         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(f)                             (11.93)       3.85           (11.93)        --         --       21.87

            FTVIPT

USMC2         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(g)                             (22.75)     (20.82)          (22.75)      8.83         --       12.11
UMSS2         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(g)                              (2.46)       4.09            (2.46)      7.35         --        7.97
UDMS2         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(h)               (16.22)     (18.14)          (16.22)    (14.46)        --      (13.51)
UINT2         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (23.42)     (14.79)          (23.42)      1.65         --        7.72
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)

            MFS(R)

UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (31.46)     (24.12)          (31.46)        --         --       (4.64)
UNDS2         New Discovery Series - Service Class
              (5/00; 5/98)(j)                              (13.65)      (8.58)          (13.65)        --         --       11.10
UTRS2         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (8.85)       0.81            (8.85)      7.42         --       10.94

                                       12

                                                                PERFORMANCE                            PERFORMANCE
                                                             OF THE SUBACCOUNT                         OF THE FUND
                                                                        SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR   COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

UGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(k)              (14.69%)     (5.94%)         (14.69%)     5.08%      9.87%      10.87%
UINO2         Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(k)       (34.96)     (36.35)          (34.96)        --         --       (2.43)
UVIS2         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (39.36)     (31.17)          (39.36)        --         --        4.60



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                            PERFORMANCE
                                                              OF THE SUBACCOUNT                         OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR   COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UCMG2         Cash Management Fund (5/00; 10/81)(b)          1.88%       2.61%            1.88%      3.05%      2.63%       4.50%
UFIF2         Federal Income Fund (5/00; 9/99)               4.48        6.52             4.48         --         --        4.70
UMGD2         Managed Fund (5/00; 4/86)                    (12.29)      (9.23)          (12.29)      4.93       6.92        8.29
UNDM2         NEW DIMENSIONS FUND(R) (5/00; 5/96)          (18.35)     (16.74)          (18.35)      7.97         --        8.88
USPF2         S&P 500 Index Fund (5/00; 5/00)              (14.15)     (13.95)          (14.15)        --         --      (14.96)
USCA2         Small Cap Advantage Fund (5/00; 9/99)         (8.28)      (3.22)           (8.28)        --         --        2.52

            AIM V.I.

UCAP2         Capital Appreciation Fund, Series I
              (5/00; 5/93)                                 (24.84)     (22.26)          (24.84)      4.12         --        9.80
UDDT2         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (33.38)     (29.50)          (33.38)        --         --      (26.68)
UVAL2         Premier Equity Fund, Series I
              (5/00; 5/93)                                 (14.28)     (15.98)          (14.28)      7.76         --       11.43
              (previously AIM V.I. Value Fund,
              Series I)

            ALLIANCE VP

UGIP2         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (1.64)      (3.03)           (1.64)     12.56      12.86       11.83
UPRG2         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (19.03)     (24.19)          (19.03)     10.52         --       13.62
UTEC2         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (26.99)     (35.15)          (26.99)     10.42         --       10.14

            EVERGREEN VA

UEGL2         Global Leaders Fund (5/00; 3/97)             (15.10)     (11.39)          (15.10)        --         --        3.30
UEGI2         Growth and Income Fund (5/00; 3/96)          (13.85)      (6.71)          (13.85)      6.06         --        8.08
UEMS2         Masters Fund (5/00; 1/99)                    (17.48)     (12.88)          (17.48)        --         --       (0.35)
UEOM2         Omega Fund (5/00; 3/97)                      (16.45)     (21.63)          (16.45)        --         --        6.71
UESC2         Small Cap Value Fund (5/00; 5/98)             16.06       21.12            16.06         --         --       10.75
UESI2         Strategic Income Fund (5/00; 3/97)             4.32        4.99             4.32         --         --        1.92

            FIDELITY VIP

UCOF2         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (14.04)     (10.83)          (14.04)      8.30         --       13.61
UHIP2         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (13.58)     (19.50)          (13.58)     (5.49)      3.34        5.03
UMDC2         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(f)                              (5.14)       8.70            (5.14)        --         --       23.41

            FTVIPT

USMC2         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(g)                             (16.90)     (17.04)          (16.90)      9.67         --       12.38
UMSS2         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(g)                               5.15        8.94             5.15       8.23         --        8.66
UDMS2         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(h)                (9.81)     (14.24)           (9.81)    (13.52)        --      (12.83)
UINT2         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (17.64)     (10.74)          (17.64)      2.75         --        7.72
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)

            MFS(R)

UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (26.38)     (20.54)          (26.38)        --         --       (2.33)
UNDS2         New Discovery Series - Service Class
              (5/00; 5/98)(j)                               (7.01)      (4.20)           (7.01)        --         --       12.51
UTRS2         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (1.79)       5.65            (1.79)      8.31         --       11.17

                                       14

                                                                 PERFORMANCE                            PERFORMANCE
                                                              OF THE SUBACCOUNT                         OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                  1 YEAR   COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

UGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(k)               (8.14%)     (1.46%)          (8.14%)     6.04%      9.87%      10.87%
UINO2         Putnam VT International New
              Opportunities Fund - Class IB Shares
              (5/00; 1/97)(k)                              (30.18)     (33.33)          (30.18)        --         --       (1.39)
UVIS2         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (34.95)     (27.94)          (34.95)        --         --        5.58



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE                             PERFORMANCE
                                                             OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UCMG1         Cash Management Fund (5/00; 10/81)(b)         (4.73%)     (1.24%)          (4.73%)     2.81%      3.43%       5.32%
UFIF1         Federal Income Fund (5/00; 9/99)              (2.60)       2.47            (2.60)        --         --        2.60
UMGD1         Managed Fund (5/00; 4/86)                    (17.79)     (12.71)          (17.79)      4.72       7.71        9.08
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)          (23.35)     (19.88)          (23.35)      7.87         --        9.07
USPF1         S&P 500 Index Fund (5/00; 5/00)              (19.49)     (17.05)          (19.49)        --         --      (17.83)
USCA1         Small Cap Advantage Fund (5/00; 9/99)        (14.09)      (6.89)          (14.09)        --         --        0.39

            AIM V.I.

UCAP1         Capital Appreciation Fund, Series I
              (5/00; 5/93)                                 (29.34)     (25.04)          (29.34)      3.92         --       10.61
UDDT1         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (37.20)     (31.95)          (37.20)        --         --      (28.27)
UVAL1         Premier Equity Fund, Series I (5/00; 5/93)   (19.62)     (19.05)          (19.62)      7.69         --       12.25
              (previously AIM V.I. Value Fund,
              Series I)

            ALLIANCE VP

UGIP1         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (7.98)      (6.68)           (7.98)     12.64      13.67       12.65
UPRG1         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (23.98)     (26.88)          (23.98)     10.54         --       14.44
UTEC1         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (31.32)     (37.34)          (31.32)     10.43         --       10.45

            EVERGREEN VA

UEGL1         Global Leaders Fund (5/00; 3/97)             (20.36)     (14.68)          (20.36)        --         --        3.02
UEGI1         Growth and Income Fund (5/00; 3/96)          (19.22)     (10.19)          (19.22)      5.93         --        8.32
UEMS1         Masters Fund (5/00; 1/99)                    (22.56)     (16.07)          (22.56)        --         --       (1.71)
UEOM1         Omega Fund (5/00; 3/97)                      (21.61)     (24.44)          (21.61)        --         --        6.56
UESC1         Small Cap Value Fund (5/00; 5/98)              8.88       17.42             8.88         --         --       10.11
UESI1         Strategic Income Fund (5/00; 3/97)            (2.48)       0.91            (2.48)        --         --        1.57

            FIDELITY VIP

UCOF1         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (19.40)     (14.15)          (19.40)      8.25         --       14.23
UHIP1         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (18.97)     (22.40)          (18.97)     (5.73)      4.14        5.84
UMDC1         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(f)                             (11.20)       4.68           (11.20)        --         --       22.71

            FTVIPT

USMC1         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(g)                             (22.03)     (20.08)          (22.03)      9.66         --       12.93
UMSS1         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(g)                              (1.72)       4.92            (1.72)      8.18         --        8.79
UDMS1         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(h)               (15.50)     (17.39)          (15.50)    (13.68)        --      (12.68)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (22.71)     (14.04)          (22.71)      2.49         --        8.53
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)

            MFS(R)

UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (30.75)     (23.38)          (30.75)        --         --       (3.87)
UNDS1         New Discovery Series - Service Class
              (5/00; 5/98)(j)                              (12.92)      (7.82)          (12.92)        --         --       11.94
UTRS1         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (8.11)       1.58            (8.11)      8.26         --       11.76

                                       16

                                                                PERFORMANCE                              PERFORMANCE
                                                             OF THE SUBACCOUNT                           OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(k)              (13.96%)     (5.18%)         (13.96%)     5.91%     10.68%      11.68%
UINO1         Putnam VT International New
              Opportunities Fund - Class IB Shares
              (5/00; 1/97)(k)                              (34.26)     (35.62)          (34.26)        --         --       (1.69)
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (38.65)     (30.43)          (38.65)        --         --        5.43



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE                             PERFORMANCE
                                                              OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UCMG1         Cash Management Fund (5/00; 10/81)(b)          2.68%       3.52%            2.68%      3.86%      3.43%       5.32%
UFIF1         Federal Income Fund (5/00; 9/99)               5.00        7.36             5.00         --         --        5.50
UMGD1         Managed Fund (5/00; 4/86)                    (11.51)      (8.55)          (11.51)      5.70       7.71        9.08
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)          (17.56)     (16.06)          (17.56)      8.74         --        9.65
USPF1         S&P 500 Index Fund (5/00; 5/00)              (13.36)     (13.10)          (13.36)        --         --      (14.11)
USCA1         Small Cap Advantage Fund (5/00; 9/99)         (7.48)      (2.42)           (7.48)        --         --        3.32

            AIM V.I.

UCAP1         Capital Appreciation Fund, Series I
              (5/00; 5/93)                                 (24.07)     (21.48)          (24.07)      4.93         --       10.61
UDDT1         Dent Demographic Trends Fund, Series I
              (5/00; 12/99)                                (32.61)     (28.73)          (32.61)        --         --      (25.91)
UVAL1         Premier Equity Fund, Series I
              (5/00; 5/93)                                 (13.50)     (15.20)          (13.50)      8.57         --       12.25
              (previously AIM V.I. Value Fund,
              Series I)

            ALLIANCE VP

UGIP1         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(c)                               (0.84)      (2.23)           (0.84)     13.37      13.67       12.65
UPRG1         Premier Growth Portfolio (Class B)
              (5/00; 6/92)(d)                              (18.24)     (23.42)          (18.24)     11.33         --       14.44
UTEC1         Technology Portfolio (Class B)
              (5/00; 1/96)(e)                              (26.22)     (34.38)          (26.22)     11.23         --       10.95

            EVERGREEN VA

UEGL1         Global Leaders Fund (5/00; 3/97)             (14.31)     (10.60)          (14.31)        --         --        4.11
UEGI1         Growth and Income Fund (5/00; 3/96)          (13.06)      (5.92)          (13.06)      6.86         --        8.89
UEMS1         Masters Fund (5/00; 1/99)                    (16.70)     (12.10)          (16.70)        --         --        0.45
UEOM1         Omega Fund (5/00; 3/97)                      (15.66)     (20.85)          (15.66)        --         --        7.52
UESC1         Small Cap Value Fund (5/00; 5/98)             16.88       21.95            16.88         --         --       11.56
UESI1         Strategic Income Fund (5/00; 3/97)             5.13        5.79             5.13         --         --        2.72

            FIDELITY VIP

UCOF1         Contrafund(R) Portfolio (Service Class)
              (5/00; 1/95)(f)                              (13.26)     (10.04)          (13.26)      9.11         --       14.42
UHIP1         High Income Portfolio (Service Class)
              (5/00; 9/85)(f)                              (12.79)     (18.71)          (12.79)     (4.70)      4.14        5.84
UMDC1         Mid Cap Portfolio (Service Class)
              (5/00; 12/98)(f)                              (4.35)       9.51            (4.35)        --         --       24.24

            FTVIPT

USMC1         Franklin Small Cap Fund - Class 2
              (5/00; 11/95)(g)                             (16.11)     (16.26)          (16.11)     10.48         --       13.19
UMSS1         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(g)                               5.95        9.75             5.95       9.04         --        9.47
UDMS1         Templeton Developing Markets Securities
              Fund - Class 2 (5/00; 3/96)(h)                (9.02)     (13.46)           (9.02)    (12.73)        --      (11.99)
UINT1         Templeton Foreign Securities Fund -
              Class 2 (5/00; 5/92)(i)                      (16.85)      (9.96)          (16.85)      3.55         --        8.53
              (previously FTVIPT Templeton
              International Securities Fund - Class 2)

            MFS(R)

UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(j)                (25.60)     (19.76)          (25.60)        --         --       (1.54)
UNDS1         New Discovery Series - Service Class
              (5/00; 5/98)(j)                               (6.22)      (3.40)           (6.22)        --         --       13.33
UTRS1         Total Return Series - Service Class
              (5/00; 1/95)(j)                               (0.99)       6.45            (0.99)      9.12         --       11.98

                                       18

                                                                PERFORMANCE                             PERFORMANCE
                                                             OF THE SUBACCOUNT                          OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                 1 YEAR    COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

UGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(k)               (7.35%)     (0.66%)          (7.35%)     6.85%     10.68%      11.68%
UINO1         Putnam VT International New Opportunities
              Fund - Class IB Shares (5/00; 1/97)(k)       (29.41)     (32.56)          (29.41)        --         --       (0.59)
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(k)                              (34.19)     (27.17)          (34.19)        --         --        6.39



(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(i) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(j) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(k) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P   =  a hypothetical initial payment of $1,000
                ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-  any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
-  any dividends declared for such shares.

It does not include:

- the effect of any applicable withdrawal charge, or
- any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT          INVESTING IN:                                            SIMPLE YIELD        COMPOUND YIELD
UCMG1               AXP(R) Variable Portfolio - Cash Management Fund             0.62%                0.62%
UCMG2               AXP(R) Variable Portfolio - Cash Management Fund             0.53%                0.53%
UCMG4               AXP(R) Variable Portfolio - Cash Management Fund             0.26%                0.26%
PCMG1               AXP(R) Variable Portfolio - Cash Management Fund             0.39%                0.39%

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

 where:      a =   dividends and investment income earned during the period
             b =   expenses accrued for the period (net of reimbursements)
             c =   the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
             d =   the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT    INVESTING IN:                                        SIMPLE YIELD
UFIF1         AXP(R) Variable Portfolio - Federal Income Fund           5.59%
UFIF2         AXP(R) Variable Portfolio - Federal Income Fund           5.49%
UFIF3         AXP(R) Variable Portfolio - Federal Income Fund           5.60%
UFIF4         AXP(R) Variable Portfolio - Federal Income Fund           5.59%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity (comprised of subaccounts UCMG1, UCMG2, UCMG4, PCMG1, UFIF1, UFIF2, UFIF3, UFIF4, UMGD1, UMGD2, UMGD4, PMGD1, UNDM1, UNDM2, UNDM4, PNDM1, USPF1, USPF2, USPF3, USPF4, USCA1, USCA2, USCA4, PSCA1, UCAP1, UCAP2, UCAP4, PCAP1, UDDT1, UDDT2, UDDT3, UDDT4, UVAL1, UVAL2, UVAL4, PVAL1, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, UTEC1, UTEC2, UTEC3, UTEC4, UEGL1, UEGL2, UEGL3, UEGL4, UEGI1, UEGI2, UEGI3, UEGI4, UEMS1, UEMS2, UEMS3, UEMS4, UEOM1, UEOM2, UEOM3, UEOM4, UESC1, UESC2, UESC3, UESC4, UESI1, UESI2, UESI3, UESI4, UCOF1, UCOF2, UCOF3, UCOF4, UHIP1, UHIP2, UHIP3, UHIP4, UMDC1, UMDC2, UMDC4, PMDC1, USMC1, USMC2, USMC4, PSMC1, UMSS1, UMSS2, UMSS4, PMSS1, UDMS1, UDMS2, UDMS3, UDMS4, UINT1, UINT2, UINT3, UINT4, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, UNDS4, PSND1, UTRS1, UTRS2, UTRS4, PSTR1, UGIN1, UGIN2, UGIN4, PGIN1, UINO1, UINO2, UINO3, UINO4, UVIS1, UVIS2, UVIS3 and UVIS4) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express New Solutions(R) Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001                                             UCMG1        UCMG2        UCMG4        PCMG1        UFIF1       UFIF2
ASSETS

Investments in shares of mutual funds and portfolios:
    at cost                                             $   564,578   $2,860,577   $4,036,477   $2,418,388   $   31,918   $2,743,808
                                                        ----------------------------------------------------------------------------
    at market value                                     $   564,562   $2,860,504   $4,036,385   $2,418,326   $   31,885   $2,741,084
Dividends receivable                                            849        4,222        6,015        3,613          149       11,455
Accounts receivable from American Enterprise Life
 for contract purchase payments                              20,846           --       16,615        3,750          838        3,518
Receivable from mutual funds and portfolios for share
 redemptions                                                     --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                586,257    2,864,726    4,059,015    2,425,689       32,872    2,756,057
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
    Mortality and expense risk fee                              407        2,257        4,070        2,243           23        1,979
    Issue and administrative expense charge                      72          356          509          306            4          312
    Contract terminations                                        --        4,715           --           --           --           --
Payable to mutual funds and portfolios for
 investments purchased                                           --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               479        7,328        4,579        2,549           27        2,291
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     585,778    2,857,398    4,054,436    2,423,140       32,845    2,753,766
Net assets applicable to contracts in payment period             --           --           --           --           --           --
====================================================================================================================================
Total net assets                                        $   585,778   $2,857,398   $4,054,436   $2,423,140   $   32,845   $2,753,766
====================================================================================================================================
Accumulation units outstanding                              554,322    2,828,091    3,857,418    2,250,084       29,537    2,495,317
====================================================================================================================================
Net asset value per accumulation unit                   $      1.06   $     1.01   $     1.05   $     1.08   $     1.11   $     1.10
====================================================================================================================================

See accompanying notes to financial statements.

                                       24

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UFIF3        UFIF4        UMGD1        UMGD2        UMGD4       PMGD1
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   886,081   $1,455,170   $   97,406   $  618,083   $  176,467   $ 141,066
                                                        ---------------------------------------------------------------------------
   at market value                                      $   886,045   $1,455,262   $   93,462   $  592,953   $  172,878   $ 138,195
Dividends receivable                                          3,863        6,575           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   1,583        9,224        7,407           --           --          --
Receivable from mutual funds and portfolios for share
 redemptions                                                     --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                891,491    1,471,061      100,869      592,953      172,878     138,195
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               775        1,438           68          469          170         127
   Issue and administrative expense charge                      106          180           12           74           21          17
   Contract terminations                                         --           --           --           --           --          79
Payable to mutual funds and portfolios for investments
 purchased                                                       --           --           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               881        1,618           80          543          191         223
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     890,610    1,469,443      100,789      592,410      172,687     137,972
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   890,610   $1,469,443   $  100,789   $  592,410   $  172,687   $ 137,972
===================================================================================================================================
Accumulation units outstanding                              798,992    1,320,542      116,139      682,339      200,116     150,569
===================================================================================================================================
Net asset value per accumulation unit                   $      1.11   $     1.11   $     0.87   $     0.87   $     0.86   $    0.92
===================================================================================================================================

See accompanying notes to financial statements.

                                       25

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UNDM1        UNDM2        UNDM4       PNDM1         USPF1        USPF2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $    15,436   $   59,735   $  154,634   $3,642,857   $   89,303   $1,205,347
                                                        ----------------------------------------------------------------------------
   at market value                                      $    15,226   $   61,358   $  145,479   $2,970,275   $   89,706   $1,227,541
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --           --           --       38,017           --       24,484
Receivable from mutual funds and portfolios for share
 redemptions                                                     --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 15,226       61,358      145,479    3,008,292       89,706    1,252,025
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                11           42          146        2,734           60          808
   Issue and administrative expense charge                        2            7           18          373           10          128
   Contract terminations                                         --           --           --           --           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                       --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                13           49          164        3,107           70          936
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                      15,213       61,309      145,315    2,958,110       89,563    1,251,089
Net assets applicable to contracts in payment period             --           --           --       47,075           73          --
====================================================================================================================================
Total net assets                                        $    15,213   $   61,309   $  145,315   $3,005,185   $   89,636   $1,251,089
====================================================================================================================================
Accumulation units outstanding                               20,086       80,914      193,128    3,478,255      111,916    1,567,437
====================================================================================================================================
Net asset value per accumulation unit                   $      0.76   $     0.76   $     0.75   $     0.85   $     0.80   $     0.80
====================================================================================================================================

See accompanying notes to financial statements.

                                       26

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 USPF3        USPF4        USCA1        USCA2      USCA4         PSCA1
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   665,140   $1,393,716   $    2,059   $   57,406   $   50,333   $ 292,515
                                                        ---------------------------------------------------------------------------
   at market value                                      $   655,785   $1,399,021   $    1,773   $   60,223   $   53,129   $ 292,300
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   2,080          839           --           --        1,700          --
Receivable from mutual funds and portfolios for share
 redemptions                                                     --           --           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                657,865    1,399,860        1,773       60,223       54,829     292,300
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               578        1,315            1           42           52         251
   Issue and administrative expense charge                       79          164           --            7            6          34
   Contract terminations                                         --           --           --           --           --          88
Payable to mutual funds and portfolios for investments
 purchased                                                       --           --           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               657        1,479            1           49           58         373
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     651,137    1,398,381        1,772       60,174       54,771     291,927
Net assets applicable to contracts in payment period          6,071           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   657,208   $1,398,381   $    1,772   $   60,174   $   54,771   $ 291,927
===================================================================================================================================
Accumulation units outstanding                              816,890    1,756,399        1,841       62,731       57,255     276,360
===================================================================================================================================
Net asset value per accumulation unit                   $      0.80   $     0.80   $     0.96   $     0.96   $     0.96   $    1.06
===================================================================================================================================

See accompanying notes to financial statements.

                                       27


                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UCAP1        UCAP2        UCAP4        PCAP1        UDDT1       UDDT2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   502,581   $1,578,270   $2,294,412   $3,652,574   $   69,841   $ 476,025
                                                        ---------------------------------------------------------------------------
   at market value                                      $   444,734   $1,356,944   $1,994,552   $2,815,889   $   65,727   $ 395,529
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --           --       13,561        6,829           --          --
Receivable from mutual funds and portfolios for share
 redemptions                                                    363        1,197        2,207        2,897           55         365
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                445,097    1,358,141    2,010,320    2,825,615       65,782     395,894
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               309        1,034        1,962        2,549           47         315
   Issue and administrative expense charge                       54          163          245          348            8          50
   Contract terminations                                         --           --           --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                       --           --       13,561        6,829           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               363        1,197       15,768        9,726           55         365
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     444,734    1,356,944    1,994,552    2,815,889       65,727     395,529
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   444,734   $1,356,944   $1,994,552   $2,815,889   $   65,727   $ 395,529
===================================================================================================================================
Accumulation units outstanding                              646,414    1,995,333    2,943,898    3,345,255      112,716     678,529
===================================================================================================================================
Net asset value per accumulation unit                   $      0.69   $     0.68   $     0.68   $     0.84   $     0.58   $    0.58
===================================================================================================================================

See accompanying notes to financial statements.

                                       28

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UDDT3        UDDT4        UVAL1        UVAL2      UVAL4          PVAL1
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $    98,301   $  848,237   $  623,478   $2,889,797   $4,101,551  $10,100,904
                                                        ----------------------------------------------------------------------------
   at market value                                      $    83,117   $  760,084   $  585,329   $2,709,575   $3,815,837  $ 8,421,667
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --        8,011           17        9,203       11,093       28,587
Receivable from mutual funds and portfolios for share
 redemptions                                                    146          821          473        2,440        4,233        8,642
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 83,263      768,916      585,819    2,721,218    3,831,163    8,458,896
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                82          730          402        2,107        3,763        7,605
   Issue and administrative expense charge                       11           91           71          333          470        1,037
   Contract terminations                                         53           --           --           --           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                       --        8,011           17        9,203       11,093       28,587
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               146        8,832          490       11,643       15,326       37,229
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                      83,117      760,084      585,329    2,709,575    3,815,837    8,361,919
Net assets applicable to contracts in payment period             --           --           --           --           --       59,748
====================================================================================================================================
Total net assets                                        $    83,117   $  760,084   $  585,329   $2,709,575   $3,815,837  $ 8,421,667
====================================================================================================================================
Accumulation units outstanding                              142,812    1,308,916      760,891    3,524,043    4,983,193   10,352,049
====================================================================================================================================
Net asset value per accumulation unit                   $      0.58   $     0.58   $     0.77   $     0.77   $     0.77  $      0.81
====================================================================================================================================

See accompanying notes to financial statements.

                                       29

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UGIP1        UGIP2        UGIP3        UGIP4        UPRG1        UPRG2
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $   636,530   $3,470,735   $2,115,203   $4,600,810   $  518,003   $2,573,961
                                                        ----------------------------------------------------------------------------
   at market value                                      $   617,845   $3,468,811   $2,074,879   $4,531,354   $  484,925   $2,307,840
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                  20,682       26,538        2,698       28,532        1,313        6,386
Receivable from mutual funds and portfolios for share
 redemptions                                                    493        2,904        2,126        4,858          398        2,076
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                639,020    3,498,253    2,079,703    4,564,744      486,636    2,316,302
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                               419        2,508        1,871        4,318          338        1,793
   Issue and administrative expense charge                       74          396          255          540           60          283
   Contract terminations                                         --           --           --           --           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                   20,583       26,538        2,698       28,532        1,313        6,386
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            21,076       29,442        4,824       33,390        1,711        8,462
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     617,944    3,468,811    2,068,402    4,531,354      484,925    2,307,840
Net assets applicable to contracts in payment period             --           --        6,477           --           --           --
====================================================================================================================================
Total net assets                                        $   617,944   $3,468,811   $2,074,879   $4,531,354   $  484,925   $2,307,840
====================================================================================================================================
Accumulation units outstanding                              640,320    3,600,756    2,151,801    4,721,969      740,893    3,530,935
====================================================================================================================================
Net asset value per accumulation unit                   $      0.97   $     0.96   $     0.96   $     0.96   $     0.65   $     0.65
====================================================================================================================================

See accompanying notes to financial statements.

                                       30

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UPRG3        UPRG4        UTEC1        UTEC2        UTEC3        UTEC4
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $ 1,415,110   $4,139,970   $  213,563   $  861,465   $  510,722   $1,385,314
                                                        ----------------------------------------------------------------------------
   at market value                                      $ 1,267,770   $3,781,643   $  186,397   $  708,874   $  404,351   $1,139,766
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   1,625        9,308           --        6,792           91        3,606
Receivable from mutual funds and portfolios for share
 redemptions                                                  1,310        4,170          155          647          419        1,271
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              1,270,705    3,795,121      186,552      716,313      404,861    1,144,643
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                             1,153        3,707          132          559          369        1,130
   Issue and administrative expense charge                      157          463           23           88           50          141
   Contract terminations                                         --           --           --           --           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                    1,625        9,308           --        6,792           91        3,606
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             2,935       13,478          155        7,439          510        4,877
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                   1,267,770    3,781,643      186,397      708,874      404,351    1,139,766
Net assets applicable to contracts in payment period             --           --           --           --           --           --
====================================================================================================================================
Total net assets                                        $ 1,267,770   $3,781,643   $  186,397   $  708,874   $  404,351   $1,139,766
====================================================================================================================================
Accumulation units outstanding                            1,944,137    5,808,378      363,975    1,386,796      792,626    2,236,653
====================================================================================================================================
Net asset value per accumulation unit                   $      0.65   $     0.65   $     0.51   $     0.51   $     0.51   $     0.51
====================================================================================================================================

See accompanying notes to financial statements.

                                       31

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UEGL1        UEGL2        UEGL3        UEGL4         UEGI1       UEGI2
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $    66,879   $  415,647   $  165,061   $  988,994   $   82,501   $ 143,088
                                                        ----------------------------------------------------------------------------
   at market value                                      $    65,648   $  401,684   $  156,693   $  986,769   $   75,461   $ 138,532
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --           --           --           --           20          --
Receivable from mutual funds and portfolios for share
 redemptions                                                     46          362          247        1,098           64         128
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 65,694      402,046      156,940      987,867       75,545     138,660
===================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                                39          313          143          976           54         111
   Issue and administrative expense charge                        7           49           20          122           10          17
   Contract terminations                                         --           --           84           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                       --           --           --           --           20          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                46          362          247        1,098           84         128
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                      65,648      401,684      152,582      986,769       75,461     138,532
Net assets applicable to contracts in payment period             --           --        4,111           --           --          --
===================================================================================================================================
Total net assets                                        $    65,648   $  401,684   $  156,693   $  986,769   $   75,461   $ 138,532
===================================================================================================================================
Accumulation units outstanding                               78,453      480,700      183,002    1,185,631       83,128     152,820
===================================================================================================================================
Net asset value per accumulation unit                   $      0.84   $     0.84   $     0.83   $     0.83   $     0.91   $    0.91
===================================================================================================================================

See accompanying notes to financial statements.

                                       32

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UEGI3        UEGI4        UEMS1        UEMS2        UEMS3       UEMS4
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   114,953   $  161,339   $   74,499   $  523,667   $  189,935   $ 399,499
                                                        ---------------------------------------------------------------------------
   at market value                                      $   108,442   $  161,004   $   63,189   $  491,261   $  184,335   $ 367,202
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --        2,766           17           --        1,611       1,701
Receivable from mutual funds and portfolios for share
 redemptions                                                    198          178           53          451          186         405
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                108,640      163,948       63,259      491,712      186,132     369,308
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               101          158           45          390          164         360
   Issue and administrative expense charge                       14           20            8           61           22          45
   Contract terminations                                         83           --           --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                       --        2,766           17           --        1,611       1,701
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               198        2,944           70          451        1,797       2,106
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     108,442      161,004       63,189      491,261      184,335     367,202
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   108,442   $  161,004   $   63,189   $  491,261   $  184,335   $ 367,202
===================================================================================================================================
Accumulation units outstanding                              119,847      178,337       77,477      603,771      226,831     452,981
===================================================================================================================================
Net asset value per accumulation unit                   $      0.90   $     0.90   $     0.82   $     0.81   $     0.81   $    0.81
===================================================================================================================================

See accompanying notes to financial statements.

                                       33

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UEOM1        UEOM2        UEOM3        UEOM4        UESC1       UESC2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   321,075   $1,374,576   $  768,516   $2,263,128   $   90,239   $ 628,572
                                                        ---------------------------------------------------------------------------
   at market value                                      $   291,162   $1,277,989   $  711,980   $2,077,265   $   94,337   $ 657,808
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      15        2,832           --        1,111           --      15,087
Receivable from mutual funds and portfolios for share
 redemptions                                                    243        1,133          800        2,349           78         496
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                291,420    1,281,954      712,780    2,080,725       94,415     673,391
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               206          979          642        2,088           66         428
   Issue and administrative expense charge                       37          154           88          261           12          68
   Contract terminations                                         --           --           70           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                       15        2,832           --        1,111           --      15,087
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               258        3,965          800        3,460           78      15,583
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     291,162    1,277,989      708,021    2,077,265       94,337     657,808
Net assets applicable to contracts in payment period             --           --        3,959           --           --          --
===================================================================================================================================
Total net assets                                        $   291,162   $1,277,989   $  711,980   $2,077,265   $   94,337   $ 657,808
===================================================================================================================================
Accumulation units outstanding                              421,994    1,855,263    1,030,319    3,027,653       68,821     480,804
===================================================================================================================================
Net asset value per accumulation unit                   $      0.69   $     0.69   $     0.69   $     0.69   $     1.37   $    1.37
===================================================================================================================================

See accompanying notes to financial statements.

                                       34

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UESC3        UESC4        UESI1        UESI2        UESI3       UESI4
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $   160,493   $2,033,411   $   87,465   $1,327,636   $  288,028   $ 822,582
                                                        ---------------------------------------------------------------------------
   at market value                                      $   164,008   $2,128,026   $   86,129   $1,295,972   $  281,547   $ 796,403
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --           --           --        1,822           --      12,471
Receivable from mutual funds and portfolios for share
 redemptions                                                    291        2,372           73        1,113          394         750
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                164,299    2,130,398       86,202    1,298,907      281,941     809,624
===================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                               145        2,108           62          961          259         667
   Issue and administrative expense charge                       20          264           11          152           35          83
   Contract terminations                                        126           --           --           --          100          --
Payable to mutual funds and portfolios for investments
 purchased                                                       --           --           --        1,822           --      12,471
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               291        2,372           73        2,935          394      13,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     164,008    2,128,026       86,129    1,295,972      281,547     796,403
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   164,008   $2,128,026   $   86,129   $1,295,972   $  281,547   $ 796,403
===================================================================================================================================
Accumulation units outstanding                              120,034    1,562,245       78,735    1,186,581      258,405     732,089
===================================================================================================================================
Net asset value per accumulation unit                   $      1.37   $     1.36   $     1.09   $     1.09   $     1.09   $    1.09
===================================================================================================================================

See accompanying notes to financial statements.

                                       35

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UCOF1        UCOF2        UCOF3        UCOF4        UHIP1        UHIP2
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $   196,720   $1,738,215   $  387,410   $1,590,620   $   79,937   $ 605,872
                                                        ---------------------------------------------------------------------------
   at market value                                      $   195,851   $1,711,943   $  388,591   $1,569,205   $   74,731   $ 570,006
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   6,621       23,021          169       12,416        3,703      17,748
Receivable from mutual funds and portfolios for share
 redemptions                                                    153        1,529          400        1,649           59         514
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                202,625    1,736,493      389,160    1,583,270       78,493     588,268
===================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                               130        1,321          352        1,466           50         444
   Issue and administrative expense charge                       23          208           48          183            9          70
   Contract terminations                                         --           --           --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                    6,621       23,021          169       12,416        3,703      17,748
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             6,774       24,550          569       14,065        3,762      18,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                    195,851    1,711,943      384,414    1,569,205       74,731     570,006
Net assets applicable to contracts in payment period             --           --        4,177           --           --          --
===================================================================================================================================
Total net assets                                        $   195,851   $1,711,943   $  388,591   $1,569,205   $   74,731   $ 570,006
===================================================================================================================================
Accumulation units outstanding                              231,644    2,028,239      456,500    1,866,282      103,835     793,303
===================================================================================================================================
Net asset value per accumulation unit                   $      0.85   $     0.84   $     0.84   $     0.84   $     0.72   $    0.72
===================================================================================================================================

See accompanying notes to financial statements.

                                       36

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UHIP3        UHIP4        UMDC1        UMDC2       UMDC4         PMDC1
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   233,906   $  793,704   $  517,440   $2,353,826   $2,870,112   $1,874,998
                                                        ----------------------------------------------------------------------------
   at market value                                      $   210,401   $  737,941   $  540,498   $2,462,478   $2,997,251   $1,955,979
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      --        2,563           --       17,898       13,902        2,847
Receivable from mutual funds and portfolios for share
 redemptions                                                    280          813          452        2,194        3,259        2,007
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                210,681      741,317      540,950    2,482,570    3,014,412    1,960,833
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               188          723          384        1,895        2,897        1,766
   Issue and administrative expense charge                       26           90           68          299          362          241
   Contract terminations                                         66           --           --           --           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                       --        2,563           --       17,898       13,902        2,847
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               280        3,376          452       20,092       17,161        4,854
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     210,401      737,941      540,498    2,462,478    2,997,251    1,953,156
Net assets applicable to contracts in payment period             --           --           --           --           --        2,823
====================================================================================================================================
Total net assets                                        $   210,401   $  737,941   $  540,498   $2,462,478   $2,997,251   $1,955,979
====================================================================================================================================
Accumulation units outstanding                              293,522    1,031,080      467,575    2,133,864    2,607,403    1,253,976
====================================================================================================================================
Net asset value per accumulation unit                   $      0.72   $     0.72   $     1.16   $     1.15   $     1.15   $     1.56
====================================================================================================================================

See accompanying notes to financial statements.

                                       37

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 USMC1        USMC2        USMC4        PSMC1         UMSS1       UMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $   232,467   $1,671,138   $3,495,778   $3,152,070   $   69,881   $1,499,298
                                                        ----------------------------------------------------------------------------
   at market value                                      $   235,418   $1,630,211   $3,513,959   $2,884,175   $   71,298   $1,529,647
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                      10          913       11,788       34,078           --       19,865
Receivable from mutual funds and portfolios for share
 redemptions                                                    193        1,499        3,855        2,971           60        1,273
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                235,621    1,632,623    3,529,602    2,921,224       71,358    1,550,785
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               164        1,295        3,427        2,615           51        1,099
   Issue and administrative expense charge                       29          204          428          356            9          174
   Contract terminations                                         --           --           --           --           --           --
Payable to mutual funds and portfolios for investments
 purchased                                                       10          913       11,788       34,078           --       19,865
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               203        2,412       15,643       37,049           60       21,138
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     235,418    1,630,211    3,513,959    2,873,316       71,298    1,529,647
Net assets applicable to contracts in payment period             --           --           --       10,859           --           --
====================================================================================================================================
Total net assets                                        $   235,418   $1,630,211   $3,513,959   $2,884,175   $   71,298   $1,529,647
====================================================================================================================================
Accumulation units outstanding                              311,929    2,164,774    4,682,976    2,844,121       61,488    1,321,211
====================================================================================================================================
Net asset value per accumulation unit                   $      0.75   $     0.75   $     0.75   $     1.01   $     1.16   $     1.16
====================================================================================================================================

See accompanying notes to financial statements.

                                       38

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UMSS4        PMSS1        UDMS1        UDMS2        UDMS3       UDMS4
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $ 1,574,986   $  308,138   $    7,631   $   33,019   $   14,774   $  91,872
                                                        ---------------------------------------------------------------------------
   at market value                                      $ 1,584,855   $  307,457   $    6,868   $   32,700   $   13,820   $  91,736
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                  15,386        3,634           --           --           --         846
Receivable from mutual funds and portfolios for share
 redemptions                                                  1,666          275            6           30           87         102
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              1,601,907      311,366        6,874       32,730       13,907      92,684
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                             1,481          242            5           26           13          91
   Issue and administrative expense charge                      185           33            1            4            2          11
   Contract terminations                                         --           --           --           --           72          --
Payable to mutual funds and portfolios for investments
 purchased                                                   15,386        3,634           --           --           --         846
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            17,052        3,909            6           30           87         948
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                   1,584,855      307,457        6,868       32,700       13,820      91,736
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $ 1,584,855   $  307,457   $    6,868   $   32,700   $   13,820   $  91,736
===================================================================================================================================
Accumulation units outstanding                            1,373,613      251,581        8,639       41,221       17,452     116,020
===================================================================================================================================
Net asset value per accumulation unit                   $      1.15   $     1.22   $     0.80   $     0.79   $     0.79   $    0.79
===================================================================================================================================

See accompanying notes to financial statements.

                                       39

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UINT1        UINT2        UINT3        UINT4        UGRS1       UGRS2
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $   299,277   $  807,452   $  470,526   $1,543,373   $  239,321  $1,648,497
                                                        ---------------------------------------------------------------------------
   at market value                                      $   274,624   $  749,772   $  433,473   $1,327,193   $  229,711  $1,610,448
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   3,703       13,648           72        9,886           --          --
Receivable from mutual funds and portfolios for share
 redemptions                                                    219          678          449        1,466          191       1,487
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                278,546      764,098      433,994    1,338,545      229,902   1,611,935
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               186          586          395        1,303          162       1,284
   Issue and administrative expense charge                       33           92           54          163           29         203
   Contract terminations                                         --           --           --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                    3,703       13,648           72        9,886           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             3,922       14,326          521       11,352          191       1,487
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     274,624      749,772      433,473    1,327,193      229,711   1,610,448
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   274,624   $  749,772   $  433,473   $1,327,193   $  229,711  $1,610,448
===================================================================================================================================
Accumulation units outstanding                              324,353      887,194      514,024    1,576,124      325,776   2,287,766
===================================================================================================================================
Net asset value per accumulation unit                   $      0.85   $     0.85   $     0.84   $     0.84   $     0.71  $     0.70
===================================================================================================================================

See accompanying notes to financial statements.

                                       40

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UGRS3        UGRS4        UNDS1        UNDS2        UNDS4       PSND1
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   491,477   $1,432,726   $  109,250   $  291,582   $  426,683   $ 255,435
                                                        ---------------------------------------------------------------------------
   at market value                                      $   468,790   $1,351,667   $  108,643   $  299,245   $  428,041   $ 258,449
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   1,621        6,898           --          334          826       1,115
Receivable from mutual funds and portfolios for share
 redemptions                                                    488        1,463           91          274          450         269
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                470,899    1,360,028      108,734      299,853      429,317     259,833
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               429        1,300           77          238          400         237
   Issue and administrative expense charge                       59          163           14           37           50          32
   Contract terminations                                         --           --           --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                    1,621        6,898           --           --          826       1,115
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             2,109        8,361           91          275        1,276       1,384
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     465,188    1,351,667      108,643      299,578      428,041   $ 254,471
Net assets applicable to contracts in payment period          3,602           --           --           --           --       3,978
===================================================================================================================================
Total net assets                                        $   468,790   $1,351,667   $  108,643   $  299,578   $  428,041   $ 258,449
===================================================================================================================================
Accumulation units outstanding                              662,411    1,927,955      114,771      316,914      454,426     293,016
===================================================================================================================================
Net asset value per accumulation unit                   $      0.70   $     0.70   $     0.95   $     0.95   $     0.94   $    0.87
===================================================================================================================================

See accompanying notes to financial statements.

                                       41

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UTRS1        UTRS2        UTRS4        PSTR1        UGIN1        UGIN2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $   869,542   $3,738,050   $3,821,742   $1,942,793   $  295,458  $1,185,569
                                                        ---------------------------------------------------------------------------
   at market value                                      $   875,489   $3,794,238   $3,838,689   $1,953,153   $  284,555  $1,152,706
Dividends receivable                                             --           --           --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                  34,405       26,599       15,336        7,488        1,313          --
Receivable from mutual funds and portfolios for share
 redemptions                                                    701        3,240        4,185        1,951          240       1,032
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                910,595    3,824,077    3,858,210    1,962,592      286,108   1,153,738
===================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                               596        2,798        3,720        1,717          204         891
   Issue and administrative expense charge                      105          442          465          234           36         141
   Contract terminations                                         --           --           --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                   34,405       26,599       15,336        7,488        1,313          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            35,106       29,839       19,521        9,439        1,553       1,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                     875,489    3,794,238    3,838,689    1,953,153      284,555   1,152,706
Net assets applicable to contracts in payment period             --           --           --           --           --          --
===================================================================================================================================
Total net assets                                        $   875,489   $3,794,238   $3,838,689   $1,953,153   $  284,555  $1,152,706
===================================================================================================================================
Accumulation units outstanding                              792,426    3,439,804    3,493,459    1,861,342      287,498   1,166,067
===================================================================================================================================
Net asset value per accumulation unit                   $      1.10   $     1.10   $     1.10   $     1.05   $     0.99  $     0.99
===================================================================================================================================

See accompanying notes to financial statements.

                                       42

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                 UGIN4        PGIN1        UINO1        UINO2        UINO3       UINO4
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                              $ 1,108,085   $  935,028   $  121,882   $  603,754   $  272,821   $  818,753
                                                        ----------------------------------------------------------------------------
   at market value                                      $ 1,091,044   $  918,483   $  106,569   $  542,081   $  245,204   $  722,873
Dividends receivable                                             --           --           --           --           --           --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                   6,252        7,946           --           --           --        1,524
Receivable from mutual funds and portfolios for share
 redemptions                                                  1,199          892           80          496          300          805
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                              1,098,495      927,321      106,649      542,577      245,504      725,202
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                             1,066          785           68          428          222          716
   Issue and administrative expense charge                      133          107           12           68           30           89
   Contract terminations                                         --           --           --           --           48           --
Payable to mutual funds and portfolios for investments
 purchased                                                    6,252        7,946           --           --           --        1,524
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             7,451        8,838           80          496          300        2,329
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                   1,091,044      918,483      106,569      542,081      245,204      722,873
Net assets applicable to contracts in payment period             --           --           --           --           --           --
====================================================================================================================================
Total net assets                                        $ 1,091,044   $  918,483   $  106,569   $  542,081   $  245,204   $  722,873
====================================================================================================================================
Accumulation units outstanding                            1,108,568      963,282      199,465    1,015,123      460,537    1,359,055
====================================================================================================================================
Net asset value per accumulation unit                   $      0.98   $     0.95   $     0.53   $     0.53   $     0.53   $     0.53
====================================================================================================================================

See accompanying notes to financial statements.

                                       43

                                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                                                   ------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                           UVIS1        UVIS2        UVIS3        UVIS4

ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                                         $  189,482   $1,641,808   $  732,620  $4,717,227
                                                                                   ------------------------------------------------
   at market value                                                                 $  160,093   $1,403,394   $  618,023  $4,259,889
Dividends receivable                                                                       --           --           --          --
Accounts receivable from American Enterprise Life for
 contract purchase payments                                                                --           --          139         383
Receivable from mutual funds and portfolios for share
 redemptions                                                                              134        1,286          644       4,741
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          160,227    1,404,680      618,806   4,265,013
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                                         114        1,111          567       4,214
   Issue and administrative expense charge                                                 20          175           77         527
   Contract terminations                                                                   --           --           --          --
Payable to mutual funds and portfolios for investments
 purchased                                                                                 --           --          139         383
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                         134        1,286          783       5,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
 period                                                                               160,093    1,403,394      616,352   4,259,889
Net assets applicable to contracts in payment period                                       --           --        1,671          --
===================================================================================================================================
Total net assets                                                                   $  160,093   $1,403,394   $  618,023  $4,259,889
===================================================================================================================================
Accumulation units outstanding                                                        264,816    2,325,424    1,023,651   7,085,506
===================================================================================================================================
Net asset value per accumulation unit                                              $     0.60   $     0.60   $     0.60  $     0.60
===================================================================================================================================



See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS



                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  UCMG1        UCMG2        UCMG4        PCMG1        UFIF1        UFIF2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     9,702   $   38,227   $   61,769   $   25,379   $      675   $  39,529
Variable account expenses                                     3,339       15,122       28,012       12,071          160       9,929
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               6,363       23,105       33,757       13,308          515      29,600
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                      427,770      716,961      601,905      333,971       13,277      26,851
   Cost of investments sold                                 427,768      716,966      601,903      333,972       13,060      26,662
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                   2           (5)           2           (1)         217         189
Distributions from capital gains                                 --           --           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                                (17)         (73)        (106)         (59)         (36)     (3,138)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (15)         (78)        (104)         (60)         181      (2,949)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $     6,348   $   23,027   $   33,653   $   13,248   $      696   $  26,651
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UFIF3        UFIF4        UMGD1        UMGD2        UMGD4       PMGD1
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $    14,171   $   26,949   $    1,214   $   10,028   $    2,064   $   1,687
Variable account expenses                                     4,061        8,299          469        4,079        1,062         901
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              10,110       18,650          745        5,949        1,002         786
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       20,776       43,527        3,075      197,060       31,127      85,377
   Cost of investments sold                                  20,599       43,241        3,537      215,388       32,493      86,875
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 177          286         (462)     (18,328)      (1,366)     (1,498)
Distributions from capital gains                                 --           --           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                               (258)        (258)      (3,933)     (23,567)      (3,593)     (2,465)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (81)          28       (4,395)     (41,895)      (4,959)     (3,963)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    10,029   $   18,678   $   (3,650)  $  (35,946)  $   (3,957)  $  (3,177)
===================================================================================================================================

See accompanying notes to financial statements.

                                       45

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UNDM1        UNDM2        UNDM4        PNDM1        USPF1       USPF2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        20   $       56   $      260   $    6,170   $      438   $   3,082
Variable account expenses                                        59          141        1,227       32,623          380       2,812
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (39)         (85)        (967)     (26,453)          58         270
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                          132          497       22,443      548,441       24,543      15,697
   Cost of investments sold                                     171          555       23,884      651,343       30,186      17,828
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (39)         (58)      (1,441)    (102,902)      (5,643)     (2,131)
Distributions from capital gains                                 --           --           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                               (193)       1,623       (9,092)    (331,473)         340      22,236
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (232)       1,565      (10,533)    (434,375)      (5,303)     20,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $      (271)  $    1,480   $  (11,500)  $ (460,828)  $   (5,245)  $  20,375
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      USPF3        USPF4        USCA1        USCA2         USCA4      PSCA1
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     3,108   $    5,350   $       --   $       --   $       --   $      --
Variable account expenses                                     3,766        6,658           19          159          227       2,116
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (658)      (1,308)         (19)        (159)        (227)     (2,116)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       50,729      129,539          116          109          257      59,981
   Cost of investments sold                                  55,777      135,642          131          113          260      63,883
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (5,048)      (6,103)         (15)          (4)          (3)     (3,902)
Distributions from capital gains                                 --           --           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                             (7,750)       6,924         (108)       2,817        2,798       4,081
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (12,798)         821         (123)       2,813        2,795         179
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (13,456)  $     (487)  $     (142)  $    2,654   $    2,568   $  (1,937)
===================================================================================================================================

See accompanying notes to financial statements.

                                       46

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UCAP1        UCAP2        UCAP4        PCAP1        UDDT1       UDDT2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        --   $       --   $       --   $       --   $       --   $      --
Variable account expenses                                     2,213        8,465       13,938       25,375          362       2,667
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (2,213)      (8,465)     (13,938)     (25,375)        (362)     (2,667)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       43,842      147,628      123,274      191,740        6,103      11,373
   Cost of investments sold                                  49,720      161,510      146,651      244,366        8,321      14,144
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (5,878)     (13,882)     (23,377)     (52,626)      (2,218)     (2,771)
Distributions from capital gains                             34,201      105,649      156,151      221,162           --          --
Net change in unrealized appreciation or depreciation
  of investments                                            (56,296)    (210,977)    (269,918)    (605,087)      (3,795)    (54,325)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (27,973)    (119,210)    (137,144)    (436,551)      (6,013)    (57,096)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (30,186)  $ (127,675)  $ (151,082)  $ (461,926)  $   (6,375)  $ (59,763)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UDDT3        UDDT4        UVAL1        UVAL2       UVAL4         PVAL1
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        --   $       --   $      733   $    3,551   $    4,899   $  10,877
Variable account expenses                                       856        5,811        3,134       15,859       29,025      78,781
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (856)      (5,811)      (2,401)     (12,308)     (24,126)    (67,904)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                        8,967       73,847       81,771      166,563      207,096     550,023
   Cost of investments sold                                  10,557      101,215       92,256      178,973      220,757     576,975
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (1,590)     (27,368)     (10,485)     (12,410)     (13,661)    (26,952)
Distributions from capital gains                                 --           --       11,658       54,193       75,414     166,768
Net change in unrealized appreciation or depreciation
  of investments                                            (14,035)     (81,427)     (31,528)    (167,406)    (267,198)   (994,452)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (15,625)    (108,795)     (30,355)    (125,623)    (205,445)   (854,636)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (16,481)  $ (114,606)  $  (32,756)  $ (137,931)  $ (229,571)  $(922,540)
===================================================================================================================================

See accompanying notes to financial statements.

                                       47

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIP1        UGIP2        UGIP3        UGIP4        UPRG1        UPRG2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     1,636   $    4,319   $    4,372   $    8,702   $       --   $      --
Variable account expenses                                     3,056       13,293       11,742       26,164        2,639      15,296
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (1,420)      (8,974)      (7,370)     (17,462)      (2,639)    (15,296)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       78,806       94,504      472,750      196,085       81,346     307,219
   Cost of investments sold                                  83,517       98,210      468,350      194,904       92,291     363,508
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (4,711)      (3,706)       4,400        1,181      (10,945)    (56,289)
Distributions from capital gains                             11,803       31,868       30,507       63,243       12,516      78,187
Net change in unrealized appreciation or depreciation
  of investments                                            (19,696)      (3,692)     (45,536)     (80,924)     (30,139)   (225,949)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (12,604)      24,470      (10,629)     (16,500)     (28,568)   (204,051)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (14,024)  $   15,496   $  (17,999)  $  (33,962)  $  (31,207)  $(219,347)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UPRG3        UPRG4        UTEC1        UTEC2        UTEC3        UTEC4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        --   $       --   $       --   $       --   $       --   $      --
Variable account expenses                                     9,623       28,785        1,202        5,216        3,881      10,157
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (9,623)     (28,785)      (1,202)      (5,216)      (3,881)    (10,157)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                      265,081      230,387       34,701       68,511      104,729      88,176
   Cost of investments sold                                 292,354      276,244       45,955       88,050      144,507     118,651
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments             (27,273)     (45,857)     (11,254)     (19,539)     (39,778)    (30,475)
Distributions from capital gains                             39,199      107,952        9,092       43,864       28,351      64,851
Net change in unrealized appreciation or depreciation
  of investments                                           (114,420)    (322,924)     (23,626)    (117,149)     (73,364)   (210,940)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (102,494)    (260,829)     (25,788)     (92,824)     (84,791)   (176,564)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $  (112,117)  $ (289,614)  $  (26,990)  $  (98,040)  $  (88,672)  $(186,721)
===================================================================================================================================

See accompanying notes to financial statements.

                                       48

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UEGL1        UEGL2        UEGL3        UEGL4        UEGI1       UEGI2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $       296   $    1,788   $      706   $    4,412   $      326   $     598
Variable account expenses                                       228        2,214        1,367        5,689          433         940
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  68         (426)        (661)      (1,277)        (107)       (342)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                        2,248        3,011       20,478       64,202        4,328      13,890
   Cost of investments sold                                   2,538        3,223       22,090       72,312        5,213      15,044
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                (290)        (212)      (1,612)      (8,110)        (885)     (1,154)
Distributions from capital gains                                 --           --           --           --          344         753
Net change in unrealized appreciation or depreciation
  of investments                                             (1,218)     (10,352)      (8,271)      (2,100)      (5,087)     (4,631)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (1,508)     (10,564)      (9,883)     (10,210)      (5,628)     (5,032)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    (1,440)  $  (10,990)  $  (10,544)  $  (11,487)  $   (5,735)  $  (5,374)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UEGI3        UEGI4        UEMS1        UEMS2        UEMS3       UEMS4
INVESTMENT INCOME
Dividend income from mutual funds and portfolios        $       468   $      682   $        5   $       15   $        4   $      19
Variable account expenses                                       913          861          488        3,099        1,109       3,353
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (445)        (179)        (483)      (3,084)      (1,105)     (3,334)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                          860       10,308        3,846       14,540        9,606      43,385
   Cost of investments sold                                     932       10,890        4,674       17,063       11,205      54,677
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                 (72)        (582)        (828)      (2,523)      (1,599)    (11,292)
Distributions from capital gains                                586          344           86          266           72         346
Net change in unrealized appreciation or depreciation
  of investments                                             (7,077)        (325)      (6,707)     (29,840)      (5,517)    (30,701)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,563)        (563)      (7,449)     (32,097)      (7,044)    (41,647)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    (7,008)  $     (742)  $   (7,932)  $  (35,181)  $   (8,149)  $ (44,981)
===================================================================================================================================

See accompanying notes to financial statements.

                                       49

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UEOM1        UEOM2        UEOM3        UEOM4        UESC1       UESC2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        --   $       --   $       --   $       --   $      168   $     978
Variable account expenses                                     2,157        8,520        6,166       18,840          288       1,813
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (2,157)      (8,520)      (6,166)     (18,840)        (120)       (835)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       32,176       98,377       90,673      242,624        8,907       5,531
   Cost of investments sold                                  39,277      109,611      103,115      285,493        8,935       5,222
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (7,101)     (11,234)     (12,442)     (42,869)         (28)        309
Distributions from capital gains                                 --           --           --           --        6,510      30,854
Net change in unrealized appreciation or depreciation
  of investments                                            (16,834)     (57,818)     (39,680)    (103,268)       3,513      28,275
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (23,935)     (69,052)     (52,122)    (146,137)       9,995      59,438
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (26,092)  $  (77,572)  $  (58,288)  $ (164,977)  $    9,875   $  58,603
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UESC3        UESC4        UESI1        UESI2        UESI3       UESI4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $       291   $    3,802   $    4,840   $   67,963   $   15,692   $  42,611
Variable account expenses                                       734       11,807          483        4,889        2,032       3,026
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 (443)      (8,005)       4,357       63,074       13,660      39,585
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                        7,545       66,871       21,312      154,844        6,897     110,247
   Cost of investments sold                                   8,548       72,818       20,844      153,196        6,917     108,775
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (1,003)      (5,947)         468        1,648          (20)      1,472
Distributions from capital gains                             10,310      134,038           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                              3,503       94,067       (1,336)     (31,305)      (4,955)    (26,173)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               12,810      222,158         (868)     (29,657)      (4,975)    (24,701)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    12,367   $  214,153   $    3,489   $   33,417   $    8,685   $  14,884
===================================================================================================================================

See accompanying notes to financial statements.

                                       50

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UCOF1        UCOF2        UCOF3        UCOF4        UHIP1       UHIP2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        26   $    1,465   $      102   $    1,524   $      786   $   3,808
Variable account expenses                                       831        9,210        1,892        9,441          354       3,302
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (805)      (7,745)      (1,790)      (7,917)         432         506
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       25,558       85,879       26,243      147,459       14,547     135,627
   Cost of investments sold                                  27,866       92,106       27,918      160,051       15,762     143,745
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (2,308)      (6,227)      (1,675)     (12,592)      (1,215)     (8,118)
Distributions from capital gains                                103        5,859          407        6,097           --          --
Net change in unrealized appreciation or depreciation
  of investments                                               (754)     (27,334)       1,222      (20,127)      (5,209)    (34,478)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (2,959)     (27,702)         (46)     (26,622)      (6,424)    (42,596)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    (3,764)  $  (35,447)  $   (1,836)  $  (34,539)  $   (5,992)  $ (42,090)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UHIP3        UHIP4        UMDC1        UMDC2        UMDC4       PMDC1
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     5,757   $    6,939   $       --   $       --   $       --   $      --
Variable account expenses                                     1,555        4,889        2,769       12,057       18,681      12,434
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               4,202        2,050       (2,769)     (12,057)     (18,681)    (12,434)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       24,040       79,172      176,932      206,829       92,892     106,951
   Cost of investments sold                                  27,361       80,024      176,726      209,736       96,237     110,843
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (3,321)        (852)         206       (2,907)      (3,345)     (3,892)
Distributions from capital gains                                 --           --           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                            (19,328)     (55,868)      22,096      103,727      118,860      68,189
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (22,649)     (56,720)      22,302      100,820      115,515      64,297
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (18,447)  $  (54,670)  $   19,533   $   88,763   $   96,834   $  51,863
===================================================================================================================================

See accompanying notes to financial statements.

                                       51

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      USMC1        USMC2        USMC4        PSMC1        UMSS1       UMSS2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $       342   $    3,037   $    5,546   $    5,948   $      664   $   2,331
Variable account expenses                                     1,233       10,071       22,608       22,126          412       4,077
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (891)      (7,034)     (17,062)     (16,178)         252      (1,746)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                      102,631      139,208      135,383      150,739       25,346       5,555
   Cost of investments sold                                 116,982      147,883      149,927      192,078       26,494       5,386
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments             (14,351)      (8,675)     (14,544)     (41,339)      (1,148)        169
Distributions from capital gains                                 --           --           --           --        2,232       7,835
Net change in unrealized appreciation or depreciation
  of investments                                              8,079      (29,021)      41,562      (94,204)         417      30,138
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               (6,272)     (37,696)      27,018     (135,543)       1,501      38,142
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    (7,163)  $  (44,730)  $    9,956   $ (151,721)  $    1,753   $  36,396
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UMSS4        PMSS1        UDMS1        UDMS2        UDMS3       UDMS4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     6,812   $      927   $       60   $      126   $       99   $     331
Variable account expenses                                     7,557        1,128           58          179          180         574
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (745)        (201)           2          (53)         (81)       (243)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                      205,810       12,908           60        2,131        9,299         653
   Cost of investments sold                                 212,408       13,948           66        2,488        9,371         691
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (6,598)      (1,040)          (6)        (357)         (72)        (38)
Distributions from capital gains                             22,901        3,119           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                              9,035         (720)        (763)        (325)        (925)       (133)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               25,338        1,359         (769)        (682)        (997)       (171)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $    24,593   $    1,158   $     (767)  $     (735)  $   (1,078)  $    (414)
===================================================================================================================================

See accompanying notes to financial statements.

                                       52

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UINT1        UINT2        UINT3        UINT4        UGRS1       UGRS2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     3,151   $    3,596   $    2,224   $   16,833   $       36   $     153
Variable account expenses                                     1,439        3,210        2,252        8,565        1,442       7,509
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               1,712          386          (28)       8,268       (1,406)     (7,356)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                      152,773       69,777       35,514        8,119      284,709     156,465
   Cost of investments sold                                 171,790       76,566       38,731       10,922      313,579     173,990
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments             (19,017)      (6,789)      (3,217)      (2,803)     (28,870)    (17,525)
Distributions from capital gains                             24,784       28,280       17,493      132,387          434       1,840
Net change in unrealized appreciation or depreciation
  of investments                                            (25,423)     (57,680)     (39,171)    (217,635)      (9,657)    (35,716)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (19,656)     (36,189)     (24,895)     (88,051)     (38,093)    (51,401)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (17,944)  $  (35,803)  $  (24,923)  $  (79,783)  $  (39,499)  $ (58,757)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGRS3        UGRS4        UNDS1        UNDS2        UNDS4       PSND1
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $        74   $      253   $       --   $       --   $       --   $      --
Variable account expenses                                     2,761        8,467          675        1,699        3,138       1,686
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (2,687)      (8,214)        (675)      (1,699)      (3,138)     (1,686)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       53,837      145,600       13,485        5,374       11,606       2,901
   Cost of investments sold                                  61,634      162,871       14,642        5,413       12,273       3,037
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (7,797)     (17,271)      (1,157)         (39)        (667)       (136)
Distributions from capital gains                                889        3,054        1,401        3,233        5,451       2,532
Net change in unrealized appreciation or depreciation
  of investments                                            (21,945)     (75,623)      (1,769)       7,589       (1,840)        564
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (28,853)     (89,840)      (1,525)      10,783        2,944       2,960
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (31,540)  $  (98,054)  $   (2,200)  $    9,084   $     (194)  $   1,274
===================================================================================================================================

See accompanying notes to financial statements.

                                       53

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UTRS1        UTRS2        UTRS4        PSTR1        UGIN1       UGIN2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     3,349   $   10,643   $   14,422   $    7,025   $      262   $   2,255
Variable account expenses                                     3,733       13,200       22,362        9,870        1,387       5,631
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (384)      (2,557)      (7,940)      (2,845)      (1,125)     (3,376)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       61,802       44,892      115,989       85,342       13,335      78,122
   Cost of investments sold                                  64,364       44,859      118,086       87,557       14,713      80,316
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (2,562)          33       (2,097)      (2,215)      (1,378)     (2,194)
Distributions from capital gains                              4,972       15,799       21,410       10,429          193       1,662
Net change in unrealized appreciation or depreciation
  of investments                                              3,929       52,353       12,326        9,745      (10,903)    (33,781)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                6,339       68,185       31,639       17,959      (12,088)    (34,313)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $     5,955   $   65,628   $   23,699   $   15,114   $  (13,213)  $ (37,689)
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      UGIN4        PGIN1        UINO1        UINO2        UINO3       UINO4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios        $     3,443   $    2,958   $       --   $       --   $       --   $      --
Variable account expenses                                     6,418        5,263          643        3,669        1,722       6,015
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (2,975)      (2,305)        (643)      (3,669)      (1,722)     (6,015)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                       59,818       48,984       16,258      116,068       11,094      70,691
   Cost of investments sold                                  63,471       49,255       21,447      125,697       13,969      81,122
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments              (3,653)        (271)      (5,189)      (9,629)      (2,875)    (10,431)
Distributions from capital gains                              2,539        2,181           --           --           --          --
Net change in unrealized appreciation or depreciation
  of investments                                            (17,560)     (23,691)     (13,114)     (58,479)     (26,478)    (86,418)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              (18,674)     (21,781)     (18,303)     (68,108)     (29,353)    (96,849)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $   (21,649)  $  (24,086)  $  (18,946)  $  (71,777)  $  (31,075)  $(102,864)
===================================================================================================================================

See accompanying notes to financial statements.

                                       54

                                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                                                ----------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                UVIS1        UVIS2        UVIS3        UVIS4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                   $       --   $       --   $       --   $      --
Variable account expenses                                                               1,125        9,147        4,733      28,647
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                        (1,125)      (9,147)      (4,733)    (28,647)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios
   Proceeds from sales                                                                 19,888      101,928      127,823     205,709
   Cost of investments sold                                                            28,260      127,736      161,166     261,723
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale of investments                                        (8,372)     (25,808)     (33,343)    (56,014)
Distributions from capital gains                                                        7,197       53,745       32,826     116,449
Net change in unrealized appreciation or depreciation
  of investments                                                                      (28,617)    (220,228)    (106,432)   (417,122)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (29,792)    (192,291)    (106,949)   (356,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                                       $  (30,917)  $ (201,438)  $ (111,682)  $(385,334)
===================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                        UCMG1       UCMG2       UCMG4       PCMG1      UFIF1     UFIF2
OPERATIONS

Investment income (loss)-- net                                  $   6,363  $   23,105  $   33,757  $   13,308  $   515  $   29,600
Net realized gain (loss) on sale of investments                         2          (5)          2          (1)     217         189
Distributions from capital gains                                       --          --          --          --       --          --
Net change in unrealized appreciation
  or depreciation of investments                                      (17)        (73)       (106)        (59)     (36)     (3,138)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     6,348      23,027      33,653      13,248      696      26,651
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                         72,505     414,634     858,103     538,610   15,698   2,012,813
Net transfers(1)                                                  451,974   2,441,327   2,622,121   1,985,789   16,452     721,934
Annuity payments                                                       --          --          --          --       --          --
Contract terminations:
   Surrender benefits and contract charges                             (1)    (21,590)    (94,490)    (22,079)      (1)    (33,345)
   Death benefits                                                      --          --          --     (92,794)      --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                             524,478   2,834,371   3,385,734   2,409,526   32,149   2,701,402
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    54,952          --     635,049         366       --      25,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $ 585,778  $2,857,398  $4,054,436  $2,423,140  $32,845  $2,753,766
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                             53,407          --     618,285         350       --      24,512
Contract purchase payments                                         68,993     416,079     820,668     503,480   14,456   1,843,436
Net transfers(1)                                                  431,923   2,433,405   2,508,422   1,854,182   15,082     657,659
Contract terminations:
    Surrender benefits and contract charges                            (1)    (21,393)    (89,957)    (20,569)      (1)    (30,290)
    Death benefits                                                     --          --          --     (87,359)      --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  554,322   2,828,091   3,857,418   2,250,084   29,537   2,495,317
===================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UFIF3         UFIF4       UMGD1       UMGD2       UMGD4       PMGD1
OPERATIONS

Investment income (loss)-- net                    $  10,110    $   18,650   $     745  $    5,949  $    1,002  $      786
Net realized gain (loss) on sale of investments         177           286        (462)    (18,328)     (1,366)     (1,498)
Distributions from capital gains                         --            --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                          (258)         (258)     (3,933)    (23,567)     (3,593)     (2,465)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    10,029        18,678      (3,650)    (35,946)     (3,957)     (3,177)
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          562,396       763,512      21,098     284,531      25,738      41,054
Net transfers(1)                                    304,914       680,896      85,666     305,927     148,397      94,796
Annuity payments                                         --            --          --          --          --          --
Contract terminations:
   Surrender benefits and contract charges           (2,355)      (29,266)     (2,325)     (1,588)        (86)       (231)
   Death benefits                                        --            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions               864,955     1,415,142     104,439     588,870     174,049     135,619
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      15,626        35,623          --      39,486       2,595       5,530
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 890,610    $1,469,443  $  100,789  $  592,410  $  172,687  $  137,972
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               14,725        33,594          --      40,213       2,652       5,329
Contract purchase payments                          508,795       693,532      22,581     317,709      28,144      41,697
Net transfers(1)                                    277,596       619,878      96,484     326,197     169,420     103,803
Contract terminations:
   Surrender benefits and contract charges           (2,124)      (26,462)     (2,926)     (1,780)       (100)       (260)
   Death benefits                                        --           --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    798,992     1,320,542     116,139     682,339     200,116     150,569
==========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              UNDM1         UNDM2       UNDM4       PNDM1       USPF1       USPF2
OPERATIONS

Investment income (loss)-- net                    $     (39)   $      (85) $     (967) $  (26,453) $       58  $      270
Net realized gain (loss) on sale of investments         (39)          (58)     (1,441)   (102,902)     (5,643)     (2,131)
Distributions from capital gains                         --            --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                          (193)        1,623      (9,092)   (331,473)        340      22,236
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (271)        1,480     (11,500)   (460,828)     (5,245)     20,375
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            9,189           713      43,573     607,529      10,507     713,311
Net transfers(1)                                      6,296        59,116      87,563   1,266,355      80,044     516,221
Annuity payments                                         --            --          --      (7,793)         --          --
Contract terminations:
   Surrender benefits and contract charges               (1)           --      (3,880)   (459,875)     (2,364)     (1,031)
   Death benefits                                        --            --          --      (9,657)         --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                15,484        59,829     127,256   1,396,559      88,187   1,228,501
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --            --      29,559   2,069,454       6,694       2,213
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $  15,213    $   61,309  $  145,315  $3,005,185  $   89,636  $1,251,089
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   --            --      32,247   1,936,840       7,249       2,398
Contract purchase payments                           11,414           899      49,438     687,507      12,134     911,484
Net transfers(1)                                      8,673        80,015     111,546   1,355,496      95,975     655,013
Contract terminations:
   Surrender benefits and contract charges               (1)           --        (103)   (490,439)     (3,442)     (1,458)
   Death benefits                                        --            --          --     (11,149)         --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     20,086        80,914     193,128   3,478,255     111,916   1,567,437
=========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                USPF3       USPF4       USCA1       USCA2       USCA4       PSCA1
OPERATIONS

Investment income (loss)-- net                    $      (658) $   (1,308) $      (19) $     (159) $     (227) $   (2,116)
Net realized gain (loss) on sale of investments        (5,048)     (6,103)        (15)         (4)         (3)     (3,902)
Distributions from capital gains                           --          --          --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                          (7,750)      6,924        (108)      2,817       2,798       4,081
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (13,456)       (487)       (142)      2,654       2,568      (1,937)
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            250,773     475,622          86      17,017      42,799      74,236
Net transfers(1)                                      391,348     827,156          --      40,503       9,395     123,390
Annuity payments                                         (617)         --          --          --          --          --
Contract terminations:
   Surrender benefits and contract charges             (1,909)     (5,239)         (9)         --         (88)       (715)
   Death benefits                                          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 639,595   1,297,539          77      57,520      52,106     196,911
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        31,069     101,329       1,837          --          97      96,953
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   657,208  $1,398,381  $    1,772  $   60,174  $   54,771  $  291,927
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 33,691     109,935       1,765          --          93      84,733
Contract purchase payments                            305,222     617,740          86      17,915      46,784      70,449
Net transfers(1)                                      488,451   1,034,977          --      44,816      10,471     121,935
Contract terminations:
   Surrender benefits and contract charges            (10,474)     (6,253)        (10)         --         (93)       (757)
   Death benefits                                          --          --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      816,890   1,756,399       1,841      62,731      57,255     276,360
=========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                UCAP1       UCAP2       UCAP4       PCAP1      UDDT1        UDDT2
OPERATIONS

Investment income (loss)-- net                    $    (2,213) $   (8,465) $  (13,938) $  (25,375) $     (362) $   (2,667)
Net realized gain (loss) on sale of investments        (5,878)    (13,882)    (23,377)    (52,626)     (2,218)     (2,771)
Distributions from capital gains                       34,201     105,649     156,151     221,162          --          --
Net change in unrealized appreciation or
  depreciation of investments                         (56,296)   (210,977)   (269,918)   (605,087)     (3,795)    (54,325)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (30,186)   (127,675)   (151,082)   (461,926)     (6,375)    (59,763)
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            173,028     603,595     606,563     656,096          66     146,879
Net transfers(1)                                      295,147     749,954   1,274,707   1,454,129      61,674     186,987
Annuity payments                                           --          --          --          --          --          --
Contract terminations:
   Surrender benefits and contract charges             (4,494)    (12,124)    (14,353)    (42,508)         (1)     (3,284)
   Death benefits                                          --          --          --     (17,419)         --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 463,681   1,341,425   1,866,917   2,050,298      61,739     330,582
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        11,239     143,194     278,717   1,227,517      10,363     124,710
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   444,734  $1,356,944  $1,994,552  $2,815,889  $   65,727  $  395,529
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 12,409     159,761     311,415   1,103,466      11,960     142,997
Contract purchase payments                            233,089     831,436     829,660     734,564          83     252,898
Net transfers(1)                                      407,912   1,021,583   1,823,090   1,575,441     100,674     288,231
Contract terminations:
   Surrender benefits and contract charges             (6,996)    (17,447)    (20,267)    (48,474)         (1)     (5,597)
   Death benefits                                          --         --          --      (19,742)         --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      646,414   1,995,333   2,943,898   3,345,255     112,716     678,529
=========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 DDT3       UDDT4       UVAL1       UVAL2       UVAL4       PVAL1
OPERATIONS

Investment income (loss)-- net                    $      (856) $   (5,811) $   (2,401) $  (12,308) $  (24,126) $  (67,904)
Net realized gain (loss) on sale of investments        (1,590)    (27,368)    (10,485)    (12,410)    (13,661)    (26,952)
Distributions from capital gains                           --          --      11,658      54,193      75,414     166,768
Net change in unrealized appreciation or
  depreciation of investments                         (14,035)    (81,427)    (31,528)   (167,406)   (267,198)   (994,452)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (16,481)   (114,606)    (32,756)   (137,931)   (229,571)   (922,540)
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             37,389     188,501     149,771     981,037   1,082,429   1,873,268
Net transfers(1)                                       64,105     564,930     428,854   1,653,596   2,457,603   3,183,434
Annuity payments                                           --          --          --          --          --      (8,665)
Contract terminations:
   Surrender benefits and contract charges                (62)     (4,394)    (10,125)    (23,186)    (48,157)   (157,811)
   Death benefits                                      (8,050)         --          --     (49,765)         --     (27,521)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                  93,382     749,037     568,500   2,561,682   3,491,875   4,862,705
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         6,216     125,653      49,585     285,824     553,533   4,481,502
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $    83,117  $  760,084  $  585,329  $2,709,575  $3,815,837  $8,421,667
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  7,184     145,410      55,795     321,435     623,400   4,768,669
Contract purchase payments                             54,980     272,589     179,125   1,234,349   1,333,673   2,226,586
Net transfers(1)                                       94,511     898,498     539,003   2,064,653   3,084,222   3,588,051
Contract terminations:
   Surrender benefits and contract charges               (106)     (7,581)    (13,032)    (30,236)    (58,102)   (197,315)
   Death benefits                                     (13,757)         --          --     (66,158)         --     (33,942)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      142,812   1,308,916     760,891   3,524,043   4,983,193  10,352,049
=========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                UGIP1       UGIP2       UGIP3       UGIP4       UPRG1       UPRG2
OPERATIONS

Investment income (loss)-- net                    $    (1,420) $   (8,974) $  (7,370)$    (17,462) $   (2,639) $  (15,296)
Net realized gain (loss) on sale of investments        (4,711)     (3,706)      4,400       1,181     (10,945)    (56,289)
Distributions from capital gains                       11,803      31,868      30,507      63,243      12,516      78,187
Net change in unrealized appreciation or
  depreciation of investments                         (19,696)     (3,692)    (45,536)    (80,924)    (30,139)   (225,949)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (14,024)     15,496     (17,999)    (33,962)    (31,207)   (219,347)
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            123,556   1,747,537     458,299   1,719,362     183,888   1,008,847
Net transfers(1)                                      490,750   1,660,648   1,442,849   2,582,443     307,876   1,212,475
Annuity payments                                           --          --        (662)         --          --          --
Contract terminations:
   Surrender benefits and contract charges            (12,406)    (17,918)     (5,498)    (19,704)    (13,189)    (44,283)
   Death benefits                                          --          --      (9,495)         --          --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                 601,900   3,390,267   1,885,493   4,282,101     478,575   2,177,039
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        30,068      63,048     207,385     283,215      37,557     350,148
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $   617,944  $3,468,811  $2,074,879  $4,531,354  $  484,925  $2,307,840
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 30,898      64,843     213,427     291,617      47,151     437,601
Contract purchase payments                            123,116   1,838,249     466,484   1,764,737     261,198   1,439,428
Net transfers(1)                                      499,688   1,716,320   1,494,953   2,684,016     453,760   1,721,277
Contract terminations:
   Surrender benefits and contract charges            (13,382)    (18,656)    (12,933)    (18,401)    (21,216)    (67,371)
   Death benefits                                          --          --     (10,130)         --          --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      640,320   3,600,756   2,151,801   4,721,969     740,893   3,530,935
=========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                           EGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                UPRG3       UPRG4       UTEC1       UTEC2       UTEC3       UTEC4
OPERATIONS

Investment income (loss)-- net                    $    (9,623) $  (28,785) $   (1,202) $   (5,216) $   (3,881) $  (10,157)
Net realized gain (loss) on sale of investments       (27,273)    (45,857)    (11,254)    (19,539)    (39,778)    (30,475)
Distributions from capital gains                       39,199     107,952       9,092      43,864      28,351      64,851
Net change in unrealized appreciation or
  depreciation of investments                        (114,420)   (322,924)    (23,626)   (117,149)    (73,364)   (210,940)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (112,117)   (289,614)    (26,990)    (98,040)    (88,672)   (186,721)
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                            157,855   1,263,458     121,241     225,007      37,757     380,454
Net transfers(1)                                      895,426   2,294,705      63,114     449,913     269,095     634,868
Annuity payments                                           --          --          --          --          --          --
Contract terminations:
   Surrender benefits and contract charges             (4,991)    (45,827)     (1,565)    (17,863)     (6,099)     (5,700)
   Death benefits                                      (8,714)         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions               1,039,576   3,512,336     182,790     657,057     300,753   1,009,622
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       340,311     558,921      30,597     149,857     192,270     316,865
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 1,267,770  $3,781,643  $  186,397  $  708,874  $  404,351  $1,139,766
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                425,680     699,537      44,108     216,059     277,449     456,291
Contract purchase payments                            235,669   1,827,261     209,427     429,157      61,650     656,452
Net transfers(1)                                    1,303,540   3,348,164     113,615     774,951     464,353   1,134,580
Contract terminations:
   Surrender benefits and contract charges             (7,238)    (66,584)     (3,175)    (33,371)    (10,826)    (10,670)
   Death benefits                                     (13,514)         --          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,944,137   5,808,378     363,975   1,386,796     792,626   2,236,653
=========================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UEGL1          UEGL2          UEGL3          UEGL4          UEGI1          UEGI2
OPERATIONS

Investment income (loss) -- net             $        68    $      (426)   $      (661)   $    (1,277)   $      (107)   $      (342)
Net realized gain (loss) on sale of
  investments                                      (290)          (212)        (1,612)        (8,110)          (885)        (1,154)
Distributions from capital gains                     --             --             --             --            344            753
Net change in unrealized appreciation or
  depreciation of investments                    (1,218)       (10,352)        (8,271)        (2,100)        (5,087)        (4,631)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,440)       (10,990)       (10,544)       (11,487)        (5,735)        (5,374)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       44,844        220,138         27,098        225,855         58,905         25,652
Net transfers(1)                                 15,725        130,733        124,838        770,073             --        106,476
Annuity payments                                     --             --           (413)            --             --             --
Contract terminations:
    Surrender benefits and contract charges        (992)        (1,526)          (745)        (1,748)        (3,895)        (6,717)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            59,577        349,345        150,778        994,180         55,010        125,411
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   7,511         63,329         16,459          4,076         26,186         18,495
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    65,648    $   401,684    $   156,693    $   986,769    $    75,461    $   138,532
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            7,701         64,897         16,881          4,181         25,087         17,732
Contract purchase payments                       53,487        261,709         26,837        274,984         62,526         28,890
Net transfers(1)                                 18,467        155,952        145,404        908,598             --        113,634
Contract terminations:
    Surrender benefits and contract charges      (1,202)        (1,858)        (6,120)        (2,132)        (4,485)        (7,436)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 78,453        480,700        183,002      1,185,631         83,128        152,820
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UEGI3          UEGI4          UEMS1          UEMS2          UEMS3          UEMS4
OPERATIONS

Investment income (loss) -- net             $      (445)   $      (179)   $      (483)   $    (3,084)   $    (1,105)   $    (3,334)
Net realized gain (loss) on sale of
  investments                                       (72)          (582)          (828)        (2,523)        (1,599)       (11,292)
Distributions from capital gains                    586            344             86            266             72            346
Net change in unrealized appreciation or
  depreciation of investments                    (7,077)          (325)        (6,707)       (29,840)        (5,517)       (30,701)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (7,008)          (742)        (7,932)       (35,181)        (8,149)       (44,981)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        2,013         34,055          3,236        182,329         37,699        158,450
Net transfers(1)                                 85,497        122,193         43,619        314,626        150,302        195,387
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges         (84)          (534)        (5,330)        (8,815)          (788)        (1,389)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            87,426        155,714         41,525        488,140        187,213        352,448
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  28,024          6,032         29,596         38,302          5,271         59,735
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   108,442    $   161,004    $    63,189    $   491,261    $   184,335    $   367,202
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           26,880          5,791         30,253         39,222          5,397         61,192
Contract purchase payments                        2,165         38,304          3,349        213,891         41,438        172,096
Net transfers(1)                                 90,895        134,864         50,853        361,338        181,011        221,383
Contract terminations:
    Surrender benefits and contract charges         (93)          (622)        (6,978)       (10,680)        (1,015)        (1,690)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                119,847        178,337         77,477        603,771        226,831        452,981
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UEOM1          UEOM2          UEOM3          UEOM4          UESC1          UESC2
OPERATIONS

Investment income (loss) -- net             $    (2,157)   $    (8,520)   $    (6,166)   $   (18,840)   $      (120)   $      (835)
Net realized gain (loss) on sale of
  investments                                    (7,101)       (11,234)       (12,442)       (42,869)           (28)           309
Distributions from capital gains                     --             --             --             --          6,510         30,854
Net change in unrealized appreciation or
  depreciation of investments                   (16,834)       (57,818)       (39,680)      (103,268)         3,513         28,275
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (26,092)       (77,572)       (58,288)      (164,977)         9,875         58,603
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      118,004        381,067        172,863        648,628         42,860        371,903
Net transfers(1)                                132,148        768,623        459,120      1,057,587         32,190        192,294
Annuity payments                                     --             --           (407)            --             --             --
Contract terminations:
    Surrender benefits and contract charges     (11,826)       (23,034)       (13,059)       (37,923)        (2,362)        (3,706)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           238,326      1,126,656        618,517      1,668,292         72,688        560,491
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  78,928        228,905        151,751        573,950         11,774         38,714
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   291,162    $ 1,277,989    $   711,980    $ 2,077,265    $    94,337    $   657,808
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           96,503        280,040        185,846        703,180         10,034         33,048
Contract purchase payments                      163,840        542,642        231,993        915,330         34,963        296,252
Net transfers(1)                                178,853      1,065,446        636,756      1,459,885         25,798        154,457
Contract terminations:
    Surrender benefits and contract charges     (17,202)       (32,865)       (24,276)       (50,742)        (1,974)        (2,953)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                421,994      1,855,263      1,030,319      3,027,653         68,821        480,804
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UESC3          UESC4         UESI1          UESI2          UESI3           UESI4
OPERATIONS

Investment income (loss) -- net             $      (443)   $    (8,005)   $     4,357    $    63,074    $    13,660    $    39,585
Net realized gain (loss) on sale of
  investments                                    (1,003)        (5,947)           468          1,648            (20)         1,472
Distributions from capital gains                 10,310        134,038             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     3,503         94,067         (1,336)       (31,305)        (4,955)       (26,173)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      12,367        214,153          3,489         33,417          8,685         14,884
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       91,583        328,127         49,796      1,183,888        101,346        473,429
Net transfers(1)                                 58,732      1,577,260         32,845         82,404        150,336        309,225
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges        (319)          (138)            (1)       (12,216)        (4,161)        (1,232)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           149,996      1,905,249         82,640      1,254,076        247,521        781,422
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,645          8,624             --          8,479         25,341             97
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   164,008    $ 2,128,026    $    86,129    $ 1,295,972    $   281,547    $   796,403
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            1,404          7,363             --          8,154         24,392             93
Contract purchase payments                       70,893        270,255         47,749      1,113,186         95,908        442,793
Net transfers(1)                                 47,985      1,284,731         30,987         76,581        142,015        290,355
Contract terminations:
    Surrender benefits and contract charges        (248)          (104)            (1)       (11,340)        (3,910)        (1,152)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                120,034      1,562,245         78,735      1,186,581        258,405        732,089
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UCOF1          UCOF2          UCOF3          UCOF4          UHIP1          UHIP2
OPERATIONS

Investment income (loss) -- net             $      (805)   $    (7,745)   $    (1,790)   $    (7,917)   $       432    $       506
Net realized gain (loss) on sale of
  investments                                    (2,308)        (6,227)        (1,675)       (12,592)        (1,215)        (8,118)
Distributions from capital gains                    103          5,859            407          6,097             --             --
Net change in unrealized appreciation or
  depreciation of investments                      (754)       (27,334)         1,222        (20,127)        (5,209)       (34,478)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (3,764)       (35,447)        (1,836)       (34,539)        (5,992)       (42,090)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       40,895        879,194        235,138        608,554         12,007        358,401
Net transfers(1)                                155,083        707,964        158,573        829,351         66,666        240,581
Annuity payments                                     --             --           (423)            --             --             --
Contract terminations:
    Surrender benefits and contract charges        (347)       (23,696)        (5,112)       (19,719)        (1,215)        (9,087)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           195,631      1,563,462        388,176      1,418,186         77,458        589,895
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,984        183,928          2,251        185,558          3,265         22,201
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   195,851    $ 1,711,943    $   388,591    $ 1,569,205    $    74,731    $   570,006
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            4,087        188,999          2,313        190,814          3,956         26,922
Contract purchase payments                       48,009      1,040,870        278,763        716,486         14,412        463,432
Net transfers(1)                                179,936        826,664        187,044        978,846         87,196        315,026
Contract terminations:
    Surrender benefits and contract charges        (388)       (28,294)       (11,620)       (19,864)        (1,729)       (12,077)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                231,644      2,028,239        456,500      1,866,282        103,835        793,303
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UHIP3          UHIP4          UMDC1          UMDC2          UMDC4          PMDC1
OPERATIONS

Investment income (loss) -- net             $     4,202    $     2,050    $    (2,769)   $   (12,057)   $   (18,681)   $   (12,434)
Net realized gain (loss) on sale of
  investments                                    (3,321)          (852)           206         (2,907)        (3,345)        (3,892)
Distributions from capital gains                     --             --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                   (19,328)       (55,868)        22,096        103,727        118,860         68,189
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (18,447)       (54,670)        19,533         88,763         96,834         51,863
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       83,694        291,459        189,713      1,209,240      1,305,501        857,985
Net transfers(1)                                113,704        463,000        309,291      1,023,294      1,339,735        717,729
Annuity payments                                     --             --             --             --             --           (223)
Contract terminations:
    Surrender benefits and contract charges      (7,067)        (2,802)        (6,078)       (20,517)       (12,684)        (6,784)
    Death benefits                               (8,007)            --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           182,324        751,657        492,926      2,212,017      2,632,552      1,568,707
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  46,524         40,954         28,039        161,698        267,865        335,409
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   210,401    $   737,941    $   540,498    $ 2,462,478    $ 2,997,251    $ 1,955,979
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           56,465         49,734         23,212        133,941        222,235        205,505
Contract purchase payments                      106,076        367,439        169,642      1,093,798      1,181,547        573,561
Net transfers(1)                                151,759        617,742        280,254        924,507      1,215,001        481,045
Contract terminations:
    Surrender benefits and contract charges      (9,562)        (3,835)        (5,533)       (18,382)       (11,380)        (6,135)
    Death benefits                              (11,216)            --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                293,522      1,031,080        467,575      2,133,864      2,607,403      1,253,976
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          USMC1          USMC2          USMC4          PSMC1          UMSS1          UMSS2
OPERATIONS

Investment income (loss) -- net             $      (891)   $    (7,034)   $   (17,062)   $   (16,178)   $       252    $    (1,746)
Net realized gain (loss) on sale of
  investments                                   (14,351)        (8,675)       (14,544)       (41,339)        (1,148)           169
Distributions from capital gains                     --             --             --             --          2,232          7,835
Net change in unrealized appreciation or
  depreciation of investments                     8,079        (29,021)        41,562        (94,204)           417         30,138
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (7,163)       (44,730)         9,956       (151,721)         1,753         36,396
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       59,080        671,959        870,195        916,633         17,737        937,965
Net transfers(1)                                138,893        855,294      2,336,944      1,089,825         28,942        551,900
Annuity payments                                     --             --             --         (1,996)            --             --
Contract terminations:
    Surrender benefits and contract charges      (1,764)       (20,852)       (16,570)       (12,134)            (2)        (4,404)
    Death benefits                                   --        (12,792)            --         (3,666)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           196,209      1,493,609      3,190,569      1,988,662         46,677      1,485,461
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  46,372        181,332        313,434      1,047,234         22,868          7,790
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   235,418    $ 1,630,211    $ 3,513,959    $ 2,884,175    $    71,298    $ 1,529,647
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           51,563        201,750        349,234        854,767         20,898          7,156
Contract purchase payments                       72,243        903,416      1,153,884        929,167         15,686        832,710
Net transfers(1)                                190,494      1,105,999      3,202,113      1,076,833         24,906        485,217
Contract terminations:
    Surrender benefits and contract charges      (2,371)       (28,896)       (22,255)       (12,748)            (2)        (3,872)
    Death benefits                                   --        (17,495)            --         (3,898)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                311,929      2,164,774      4,682,976      2,844,121         61,488      1,321,211
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UMSS4          PMSS1          UDMS1          UDMS2          UDMS3          UDMS4
OPERATIONS

Investment income (loss) -- net             $      (745)   $      (201)   $         2    $       (53)   $       (81)   $      (243)
Net realized gain (loss) on sale of
  investments                                    (6,598)        (1,040)            (6)          (357)           (72)           (38)
Distributions from capital gains                 22,901          3,119             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                     9,035           (720)          (763)          (325)          (925)          (133)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      24,593          1,158           (767)          (735)        (1,078)          (414)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      883,909        125,964          7,636             --             --         26,854
Net transfers(1)                                706,194        180,043             --         31,636              1         59,567
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges     (45,781)          (110)            (1)            --            (80)          (415)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions         1,544,322        305,897          7,635         31,636            (79)        86,006
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  15,940            402             --          1,799         14,977          6,144
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,584,855    $   307,457    $     6,868    $    32,700    $    13,820    $    91,736
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           14,596            347             --          2,073         17,167          7,045
Contract purchase payments                      767,737        102,958          8,640             --             --         36,083
Net transfers(1)                                626,832        148,365             --         39,148            389         73,428
Contract terminations:
    Surrender benefits and contract charges     (35,552)           (89)            (1)            --           (104)          (536)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,373,613        251,581          8,639         41,221         17,452        116,020
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UINT1          UINT2          UINT3          UINT4          UGRS1          UGRS2
OPERATIONS

Investment income (loss) -- net             $     1,712    $       386    $       (28)   $     8,268    $    (1,406)   $    (7,356)
Net realized gain (loss) on sale of
  investments                                   (19,017)        (6,789)        (3,217)        (2,803)       (28,870)       (17,525)
Distributions from capital gains                 24,784         28,280         17,493        132,387            434          1,840
Net change in unrealized appreciation or
  depreciation of investments                   (25,423)       (57,680)       (39,171)      (217,635)        (9,657)       (35,716)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (17,944)       (35,803)       (24,923)       (79,783)       (39,499)       (58,757)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       90,371        494,955        336,929        371,861        160,882      1,018,839
Net transfers(1)                                188,209        307,894         68,793        982,316        108,872        639,328
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges      (8,694)        (5,189)           (94)        (1,242)        (3,784)        (8,458)
    Death benefits                                   --        (12,085)            --             --             --        (47,798)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           269,886        785,575        405,628      1,352,935        265,970      1,601,911
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  22,682             --         52,768         54,041          3,240         67,294
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   274,624    $   749,772    $   433,473    $ 1,327,193    $   229,711    $ 1,610,448
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           22,275             --         51,901         53,183          3,418         71,064
Contract purchase payments                      102,202        554,490        383,308        419,291        179,005      1,433,813
Net transfers(1)                                210,429        353,777         78,926      1,105,199        149,184        864,471
Contract terminations:
    Surrender benefits and contract charges     (10,553)        (6,199)          (111)        (1,549)        (5,831)       (12,347)
    Death benefits                                   --        (14,874)            --             --             --        (69,235)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                324,353        887,194        514,024      1,576,124        325,776      2,287,766
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UGRS3          UGRS4          UNDS1          UNDS2          UNDS4          PSND1
OPERATIONS

Investment income (loss) -- net             $    (2,687)   $    (8,214)   $      (675)   $    (1,699)   $    (3,138)   $    (1,686)
Net realized gain (loss) on sale of
  investments                                    (7,797)       (17,271)        (1,157)           (39)          (667)          (136)
Distributions from capital gains                    889          3,054          1,401          3,233          5,451          2,532
Net change in unrealized appreciation or
  depreciation of investments                   (21,945)       (75,623)        (1,769)         7,589         (1,840)           564
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (31,540)       (98,054)        (2,200)         9,084           (194)         1,274
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      310,998        754,789         20,765        124,127        221,896        129,065
Net transfers(1)                                121,587        526,797         66,314        160,521        129,860         97,859
Annuity payments                                   (375)            --             --             --             --           (397)
Contract terminations:
    Surrender benefits and contract charges      (2,766)        (8,924)        (2,961)          (784)          (384)        (1,735)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           429,444      1,272,662         84,118        283,864        351,372        224,792
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  70,886        177,059         26,725          6,630         76,863         32,383
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   468,790    $ 1,351,667    $   108,643    $   299,578    $   428,041    $   258,449
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           74,919        187,253         26,563          6,578         76,299         34,887
Contract purchase payments                      429,863      1,028,289         21,207        139,838        238,430        147,654
Net transfers(1)                                166,858        724,843         70,191        171,436        140,127        117,628
Contract terminations:
    Surrender benefits and contract charges      (9,229)       (12,430)        (3,190)          (938)          (430)        (7,153)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                662,411      1,927,955        114,771        316,914        454,426        293,016
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UTRS1          UTRS2          UTRS4          PSTR1          UGIN1          UGIN2
OPERATIONS

Investment income (loss) -- net             $      (384)   $    (2,557)   $    (7,940)   $    (2,845)   $    (1,125)   $    (3,376)
Net realized gain (loss) on sale of
  investments                                    (2,562)            33         (2,097)        (2,215)        (1,378)        (2,194)
Distributions from capital gains                  4,972         15,799         21,410         10,429            193          1,662
Net change in unrealized appreciation or
  depreciation of investments                     3,929         52,353         12,326          9,745        (10,903)       (33,781)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       5,955         65,628         23,699         15,114        (13,213)       (37,689)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      216,682      2,588,289      1,922,342      1,070,360        151,452        607,757
Net transfers(1)                                624,486      1,063,897      1,800,468        881,412        151,945        567,879
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges     (21,914)       (19,356)       (64,768)       (28,231)        (5,629)       (17,923)
    Death benefits                                   --             --             --         (9,792)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           819,254      3,632,830      3,658,042      1,913,749        297,768      1,157,713
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  50,280         95,780        156,948         24,290             --         32,682
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   875,489    $ 3,794,238    $ 3,838,689    $ 1,953,153    $   284,555    $ 1,152,706
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           45,091         85,899        140,959         22,867             --         30,618
Contract purchase payments                      195,081      2,391,500      1,754,185      1,029,091        144,472        591,412
Net transfers(1)                                572,590        980,144      1,654,905        846,446        149,083        561,910
Contract terminations:
    Surrender benefits and contract charges     (20,336)       (17,739)       (56,590)       (27,533)        (6,057)       (17,873)
    Death benefits                                   --             --             --         (9,529)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                792,426      3,439,804      3,493,459      1,861,342        287,498      1,166,067
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          UGIN4          PGIN1          UINO1          UINO2          UINO3          UINO4
OPERATIONS

Investment income (loss)-- net              $    (2,975)   $    (2,305)   $      (643)   $    (3,669)   $    (1,722)   $    (6,015)
Net realized gain (loss) on sale of
  investments                                    (3,653)          (271)        (5,189)        (9,629)        (2,875)       (10,431)
Distributions from capital gains                  2,539          2,181             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                   (17,560)       (23,691)       (13,114)       (58,479)       (26,478)       (86,418)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (21,649)       (24,086)       (18,946)       (71,777)       (31,075)      (102,864)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      560,131        396,851         29,638        217,964         57,628        271,613
Net transfers(1)                                561,642        398,967         50,223        335,141        146,037        438,661
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges     (27,456)        (3,916)        (1,936)        (4,310)           (68)        (1,877)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions         1,094,317        791,902         77,925        548,795        203,597        708,397
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  18,376        150,667         47,590         65,063         72,682        117,340
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,091,044    $   918,483    $   106,569    $   542,081    $   245,204    $   722,873
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           17,240        146,043         62,982         85,936         96,086        155,308
Contract purchase payments                      558,732        405,472         55,693        386,674        105,664        459,766
Net transfers(1)                                560,775        415,841         84,355        550,706        258,914        747,298
Contract terminations:
    Surrender benefits and contract charges     (28,179)        (4,074)        (3,565)        (8,193)          (127)        (3,317)
    Death benefits                                   --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,108,568        963,282        199,465      1,015,123        460,537      1,359,055
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                        UVIS1          UVIS2          UVIS3          UVIS4
OPERATIONS

Investment income (loss) -- net                                           $    (1,125)   $    (9,147)   $    (4,733)   $   (28,647)
Net realized gain (loss) on sale of investments                                (8,372)       (25,808)       (33,343)       (56,014)
Distributions from capital gains                                                7,197         53,745         32,826        116,449
Net change in unrealized appreciation or depreciation of investments          (28,617)      (220,228)      (106,432)      (417,122)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (30,917)      (201,438)      (111,682)      (385,334)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                     33,339        654,576         91,009        625,046
Net transfers(1)                                                              129,585        779,028        510,200      3,584,219
Annuity payments                                                                   --             --           (171)            --
Contract terminations:
    Surrender benefits and contract charges                                    (3,816)       (26,618)       (10,738)       (14,734)
    Death benefits                                                                 --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                                         159,108      1,406,986        590,300      4,194,531
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                31,902        197,846        139,405        450,692
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $   160,093    $ 1,403,394    $   618,023    $ 4,259,889
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                         34,741        215,577        152,032        487,239
Contract purchase payments                                                     44,467        981,587        120,173        914,880
Net transfers(1)                                                              191,688      1,172,065        770,883      5,705,872
Contract terminations:
    Surrender benefits and contract charges                                    (6,080)       (43,805)       (19,437)       (22,485)
    Death benefits                                                                 --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                              264,816      2,325,424      1,023,651      7,085,506
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                 UCMG1(1)       UCMG4(1)          PCMG1       UFIF2(1)       UFIF3(1)       UFIF4(1)
OPERATIONS

Investment income (loss) -- net             $       298    $     3,172    $        14    $       242    $       108    $       148
Net realized gain (loss) on investments              --              3             --              1             --              1
Net change in unrealized appreciation or
  depreciation of investments                         1             14             (3)           414            222            350
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         299          3,189             11            657            330            499
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       54,653        585,259             94         23,090         10,194         35,124
Net transfers(2)                                     --         46,601             --          1,966          5,102             --
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --             (1)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            54,653        631,860             93         25,056         15,296         35,124
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --            262             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    54,952    $   635,049    $       366    $    25,713    $    15,626    $    35,623
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --            260             --             --             --
Contract purchase payments                       53,407        572,858             91         22,629          9,850         33,594
Net transfers(2)                                     --         45,427             --          1,883          4,875             --
Contract terminations:
    Surrender benefits and contract charges          --             --             (1)            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 53,407        618,285            350         24,512         14,725         33,594
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UMGD2(1)       UMGD4(1)          PMGD1       UNDM4(1)        PNDM1         USPF1(1)
OPERATIONS

Investment income (loss) -- net             $     1,301    $         7    $       375    $       265    $   116,826    $        (1)
Net realized gain (loss) on investments               1              2             --              3         (7,257)             1
Net change in unrealized appreciation or
  depreciation of investments                    (1,563)             4           (412)           (63)      (341,143)            63
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets ]
  resulting from operations                        (261)            13            (37)           205       (231,574)            63
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           --             96          5,289         25,451      1,244,404          6,633
Net transfers(2)                                 39,747          2,486             --          3,903      1,073,929             (2)
Annuity payments                                     --             --             --             --        (10,499)            --
Contract terminations:
    Surrender benefits and contract charges          --             --             (1)            --         (7,102)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            39,747          2,582          5,288         29,354      2,300,732          6,631
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --            279             --            296             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    39,486    $     2,595    $     5,530    $    29,559    $ 2,069,454    $     6,694
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --            259             --            257             --
Contract purchase payments                           --             93          5,071         28,176      1,081,501          7,249
Net transfers(2)                                 40,213          2,559             --          4,071        967,900             --
Contract terminations:
    Surrender benefits and contract charges          --             --             (1)            --       (112,818)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 40,213          2,652          5,329         32,247      1,936,840          7,249
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     USPF2(1)       USPF3(1)       USPF4(1)       USCA1(1)       USCA4(1)          PSCA1
OPERATIONS

Investment income (loss) -- net             $         4    $        76    $       139    $        54    $         3    $     2,088
Net realized gain (loss) on investments               4             (1)            --              1              1            (43)
Net change in unrealized appreciation or
  depreciation of investments                       (42)        (1,605)        (1,619)          (178)            (2)        (4,317)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (34)        (1,530)        (1,480)          (123)             2         (2,272)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           --         13,295         73,304          1,960             97         93,659
Net transfers(2)                                  2,247         19,304         29,505             --             (2)         5,579
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --             --             --             --           (295)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             2,247         32,599        102,809          1,960             95         98,943
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --            282
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $     2,213    $    31,069    $   101,329    $     1,837    $        97    $    96,953
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --            254
Contract purchase payments                           --         13,757         78,553          1,765             93         79,512
Net transfers(2)                                  2,398         19,934         31,382             --             --          5,253
Contract terminations:
    Surrender benefits and contract charges          --             --             --             --             --           (286)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,398         33,691        109,935          1,765             93         84,733
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UCAP1(1)       UCAP2(1)       UCAP4(1)          PCAP1         UDDT1(1)     UDDT2(1)
OPERATIONS

Investment income (loss) -- net             $       202    $     2,609    $     4,432    $    24,756    $        (5)   $      (277)
Net realized gain (loss) on investments              (2)            (5)          (492)             2              3            (46)
Net change in unrealized appreciation or
  depreciation of investments                    (1,551)       (10,349)       (29,942)      (231,649)          (319)       (26,171)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,351)        (7,745)       (26,002)      (206,891)          (321)       (26,494)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       12,689         76,087        231,987        854,308             --        116,656
Net transfers(2)                                    (99)        74,911         72,753        587,436         10,684         34,612
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --            (59)           (21)        (7,653)            --            (64)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            12,590        150,939        304,719      1,434,091         10,684        151,204
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --            317             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    11,239    $   143,194    $   278,717    $ 1,227,517    $    10,363    $   124,710
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --            251             --             --
Contract purchase payments                       12,409         78,068        233,471        672,993             --        106,487
Net transfers(2)                                     --         81,759         77,967        464,694         11,960         36,584
Contract terminations:
    Surrender benefits and contract charges          --            (66)           (23)       (34,472)            --            (74)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 12,409        159,761        311,415      1,103,466         11,960        142,997
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UDDT3(1)       UDDT4(1)       UVAL1(1)       UVAL2(1)       UVAL4(1)          PVAL1
OPERATIONS

Investment income (loss) -- net             $       (11)   $      (133)   $     1,723    $     8,808    $    13,883    $   172,907
Net realized gain (loss) on investments              (2)          (366)           (62)           (10)       (13,728)        17,467
Net change in unrealized appreciation or
  depreciation of investments                     1,149)        (6,726)        (6,621)       (12,816)       (18,516)      (684,808)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,162)        (7,225)        (4,960)        (4,018)       (18,361)      (494,434)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          101         96,685         38,303        164,177        317,128      3,442,592
Net transfers(2)                                  7,277         36,193         17,140        125,867        255,814      1,564,163
Annuity payments                                     --             --             --             --             --        (10,265)
Contract terminations:
    Surrender benefits and contract charges          --             --           (898)          (202)        (1,048)       (20,841)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             7,378        132,878         54,545        289,842        571,894      4,975,649
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --            287
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $     6,216    $   125,653    $    49,585    $   285,824    $   553,533    $ 4,481,502
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --            258
Contract purchase payments                           93        106,102         37,700        180,578        339,514      3,232,384
Net transfers(2)                                  7,091         39,308         19,104        141,084        285,072      1,664,900
Contract terminations:
    Surrender benefits and contract charges          --             --         (1,009)          (227)        (1,186)      (128,873)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  7,184        145,410         55,795        321,435        623,400      4,768,669
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UGIP1(1)       UGIP2(1)       UGIP3(1)       UGIP4(1)       UPRG1(1)       UPRG2(1)
OPERATIONS

Investment income (loss) -- net             $       (28)   $       (32)   $      (184)   $      (537)   $       (55)   $      (617)
Net realized gain (loss) on investments               8              7             (1)           151             (8)           (51)
Net change in unrealized appreciation or
  depreciation of investments                     1,011          1,768          5,212         11,468         (2,939)       (40,172)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         991          1,743          5,027         11,082         (3,002)       (40,840)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       25,069         22,588         82,194        223,497         38,386        269,503
Net transfers(2)                                  4,008         38,779        121,636         48,758          2,173        121,685
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --            (62)        (1,472)          (122)            --           (200)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            29,077         61,305        202,358        272,133         40,559        390,988
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    30,068    $    63,048    $   207,385    $   283,215    $    37,557    $   350,148
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                       26,684         24,318         86,805        239,464         44,608        290,668
Net transfers(2)                                  4,214         40,589        128,206         52,279          2,543        147,183
Contract terminations:
    Surrender benefits and contract charges          --            (64)        (1,584)          (126)            --           (250)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 30,898         64,843        213,427        291,617         47,151        437,601
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UPRG3(1)       UPRG4(1)       UTEC1(1)       UTEC2(1)       UTEC3(1)       UTEC4(1)
OPERATIONS

Investment income (loss) -- net             $      (666)   $      (992)   $       (34)   $      (283)   $      (318)   $      (353)
Net realized gain (loss) on investments          (2,698)       (13,665)           (10)           (74)           (71)            (1)
Net change in unrealized appreciation or
  depreciation of investments                   (32,920)       (35,403)        (3,540)       (35,442)       (33,007)       (34,608)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (36,284)       (50,060)        (3,584)       (35,799)       (33,396)       (34,962)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      254,627        321,524         25,980        111,742        158,201        281,344
Net transfers(2)                                122,280        288,563          8,232         74,006         68,003         70,531
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges        (312)        (1,106)           (31)           (92)          (538)           (48)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           376,595        608,981         34,181        185,656        225,666        351,827
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   340,311    $   558,921    $    30,597    $   149,857    $   192,270    $   316,865
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                      279,988        354,081         33,192        113,966        187,411        365,893
Net transfers(2)                                146,082        346,750         10,961        102,226         90,743         90,468
Contract terminations:
    Surrender benefits and contract charges        (390)        (1,294)           (45)          (133)          (705)           (70)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                425,680        699,537         44,108        216,059        277,449        456,291
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UEGL1(1)       UEGL2(1)       UEGL3(1)       UEGL4(1)       UEGI1(1)       UEGI2(1)
OPERATIONS

Investment income (loss) -- net             $        19    $        94    $        22    $        16    $       823    $       515
Net realized gain (loss) on investments               1             (5)            --              1            (64)             4
Net change in unrealized appreciation or
  depreciation of investments                       (13)        (3,611)           (97)          (125)        (1,953)            75
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           7         (3,522)           (75)          (108)        (1,194)           594
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        5,602         62,402         10,095             95         28,279         12,733
Net transfers(2)                                  1,969          4,449          6,439          4,089             --          5,273
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges         (67)            --             --             --           (899)          (105)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             7,504         66,851         16,534          4,184         27,380         17,901
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $     7,511    $    63,329    $    16,459    $     4,076    $    26,186    $    18,495
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                        5,739         60,309         10,347             93         25,951         12,762
Net transfers(2)                                  2,030          4,588          6,534          4,088             --          5,072
Contract terminations:
    Surrender benefits and contract charges         (68)            --             --             --           (864)          (102)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  7,701         64,897         16,881          4,181         25,087         17,732
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UEGI3(1)       UEGI4(1)       UEMS1(1)       UEMS2(1)       UEMS3(1)       UEMS4(1)
OPERATIONS

Investment income (loss) -- net             $        63    $       125    $     1,479    $     1,690    $        42    $     1,336
Net realized gain (loss) on investments              --              3           (123)             1             --             --
Net change in unrealized appreciation or
  depreciation of investments                       566            (10)        (4,603)        (2,566)           (83)        (1,596)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         629            118         (3,247)          (875)           (41)          (260)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       14,126             95         31,668         21,264             98         29,053
Net transfers(2)                                 13,269          5,819          2,027         17,973          5,214         30,942
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --           (852)           (60)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            27,395          5,914         32,843         39,177          5,312         59,995
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    28,024    $     6,032    $    29,596    $    38,302    $     5,271    $    59,735
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                       14,059             94         29,117         21,269             93         29,663
Net transfers(2)                                 12,821          5,697          2,005         18,014          5,304         31,529
Contract terminations:
    Surrender benefits and contract charges          --             --           (869)           (61)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 26,880          5,791         30,253         39,222          5,397         61,192
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UEOM1(1)       UEOM2(1)       UEOM3(1)       UEOM4(1)       UESC1(1)       UESC2(1)
OPERATIONS

Investment income (loss) -- net             $       (93)   $      (351)   $      (119)   $      (955)   $       241    $     1,450
Net realized gain (loss) on investments             (52)           (32)        (1,447)       (12,761)             9              4
Net change in unrealized appreciation or
  depreciation of investments                   (13,079)       (38,769)       (16,856)       (82,595)           585            961
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (13,224)       (39,152)       (18,422)       (96,311)           835          2,415
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       66,779        133,172         84,183        438,017         10,939         33,540
Net transfers(2)                                 26,262        135,112         86,260        233,120             --          2,821
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges        (889)          (227)          (270)          (876)            --            (62)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            92,152        268,057        170,173        670,261         10,939         36,299
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    78,928    $   228,905    $   151,751    $   573,950    $    11,774    $    38,714
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                       67,237        123,797         87,035        439,740         10,034         30,544
Net transfers(2)                                 30,312        156,520         99,140        264,430             --          2,557
Contract terminations:
    Surrender benefits and contract charges      (1,046)          (277)          (329)          (990)            --            (53)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 96,503        280,040        185,846        703,180         10,034         33,048
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UESC3(1)       UESC4(1)       UESI2(1)       UESI3(1)       UESI4(1)       UMDC1(1)
OPERATIONS

Investment income (loss) -- net             $        14    $       328    $       573    $     2,114    $         8    $        64
Net realized gain (loss) on investments              --              4             (1)           (10)            --              3
Net change in unrealized appreciation or
  depreciation of investments                        12            548           (359)        (1,526)            (6)           962
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          26            880            213            578              2          1,029
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          345          7,576             --         26,272             85          9,252
Net transfers(2)                                  1,274            168          8,266             --             10         17,758
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --             --         (1,509)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             1,619          7,744          8,266         24,763             95         27,010
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $     1,645    $     8,624    $     8,479    $    25,341    $        97    $    28,039
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                          316          7,211             --         25,889             83          8,087
Net transfers(2)                                  1,088            152          8,154             --             10         15,125
Contract terminations:
    Surrender benefits and contract charges          --             --             --         (1,497)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,404          7,363          8,154         24,392             93         23,212
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UMDC2(1)       UMDC4(1)        PMDC1         UCOF1(1)       UCOF2(1)       UCOF3(1)
OPERATIONS

Investment income (loss) -- net             $       287    $       486    $       180    $        (6)   $      (142)   $        (3)
Net realized gain (loss) on investments               3            196             10             (1)             4             --
Net change in unrealized appreciation or
  depreciation of investments                     4,925          8,279         12,755           (115)         1,062            (41)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       5,215          8,961         12,945           (122)           924            (44)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       90,829        216,390        267,655          4,106        118,180          2,295
Net transfers(2)                                 65,717         42,514         55,194             --         64,891             --
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges         (63)            --           (618)            --            (67)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           156,483        258,904        322,231          4,106        183,004          2,295
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --            233             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   161,698    $   267,865    $   335,409    $     3,984    $   183,928    $     2,251
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --            188             --             --             --
Contract purchase payments                       77,528        185,859        170,598          4,087        122,057          2,313
Net transfers(2)                                 56,465         36,376         35,124             --         67,011             --
Contract terminations:
    Surrender benefits and contract charges         (52)            --           (404)            --            (69)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                133,941        222,235        205,506          4,087        188,999          2,313
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UCOF4(1)       UHIP1(1)       UHIP2(1)       UHIP3(1)       UHIP4(1)       USMC1(1)
OPERATIONS

Investment income (loss) -- net             $      (326)   $        (1)   $       (34)   $       (94)   $       (15)   $       (80)
Net realized gain (loss) on investments             (13)            --             (5)          (135)            --            (34)
Net change in unrealized appreciation or
  depreciation of investments                    (1,288)             3         (1,388)        (4,177)           105         (5,128)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,627)             2         (1,427)        (4,406)            90         (5,242)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      117,401          3,263         19,245         52,333         30,507         40,514
Net transfers(2)                                 69,903             --          4,383             --         10,357         11,635
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges        (119)            --             --         (1,403)            --           (535)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           187,185          3,263         23,628         50,930         40,864         51,614
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   185,558    $     3,265    $    22,201    $    46,524    $    40,954    $    46,372
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                      118,755          3,956         21,550         58,146         37,244         39,376
Net transfers(2)                                 72,182             --          5,372             --         12,490         12,822
Contract terminations:
    Surrender benefits and contract charges        (123)            --             --         (1,681)            --           (635)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                190,814          3,956         26,922         56,465         49,734         51,563
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     USMC2(1)       USMC4(1)        PSMC1         UMSS1(1)       UMSS2(1)       UMSS4(1)
OPERATIONS

Investment income (loss) -- net             $      (204)   $      (496)   $    (3,353)   $       (25)   $        (5)   $        (6)
Net realized gain (loss) on investments             (14)           (55)        (1,067)             8              4              3
Net change in unrealized appreciation or
  depreciation of investments                   (11,906)       (23,381)      (173,780)         1,000            211            834
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (12,124)       (23,932)      (178,200)           983            210            831
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      105,137        258,601        894,888         21,885             --         15,109
Net transfers(2)                                 88,427         78,877        340,814             --          7,625             --
Annuity payments                                     --             --         (3,003)            --             --             --
Contract terminations:
    Surrender benefits and contract charges        (108)          (112)        (7,614)            --            (45)            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions           193,456        337,366      1,225,085         21,885          7,580         15,109
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --            349             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   181,332    $   313,434    $ 1,047,234    $    22,868    $     7,790    $    15,940
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --            243             --             --             --
Contract purchase payments                      104,801        265,297        626,807         20,898             --         14,596
Net transfers(2)                                 97,069         84,061        256,806             --          7,199             --
Contract terminations:
    Surrender benefits and contract charges        (120)          (124)       (29,089)            --            (43)            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                201,750        349,234        854,767         20,898          7,156         14,596
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        PMSS1       UDMS2(1)       UDMS3(1)       UDMS4(1)       UINT1(1)       UINT3(1)
OPERATIONS

Investment income (loss) -- net             $        11    $        --    $       (32)   $        (8)   $       (25)   $      (118)
Net realized gain (loss) on investments              --              3             (9)            (1)             4             --
Net change in unrealized appreciation or
  depreciation of investments                        30              6            (29)            (3)           770          2,118
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          41              9            (70)           (12)           749          2,000
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           93             --         11,459          3,600         21,933         45,916
Net transfers(2)                                     --          1,790          3,588          2,556             --          4,852
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          (1)            --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions                92          1,790         15,047          6,156         21,933         50,768
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     269             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $       402    $     1,799    $    14,977    $     6,144    $    22,682    $    52,768
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              260             --             --             --             --             --
Contract purchase payments                           88             --         13,008          4,113         22,275         46,971
Net transfers(2)                                     --          2,073          4,159          2,932             --          4,930
Contract terminations:
    Surrender benefits and contract charges          (1)            --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    347          2,073         17,167          7,045         22,275         51,901
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UINT4(1)       UGRS1(1)       UGRS2(1)       UGRS3(1)       UGRS4(1)        UNDS1(1)
OPERATIONS

Investment income (loss) -- net             $       (76)   $        (3)   $       (50)   $       (84)   $      (172)   $       (21)
Net realized gain (loss) on investments              23              4              3             (1)          (342)             3
Net change in unrealized appreciation or
  depreciation of investments                     1,455             47         (2,333)          (742)        (5,436)         1,162
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       1,402             48         (2,380)          (827)        (5,950)         1,144
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       25,315          3,192         35,597         69,088        168,742         17,362
Net transfers(2)                                 27,324             --         34,077          2,644         14,267          8,219
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --             --            (19)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            52,639          3,192         69,674         71,713        183,009         25,581
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    54,041    $     3,240    $    67,294    $    70,886    $   177,059    $    26,725
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                       25,344          3,418         35,705         72,505        172,672         18,114
Net transfers(2)                                 27,839             --         35,359          2,435         14,581          8,449
Contract terminations:
    Surrender benefits and contract charges          --             --             --            (21)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 53,183          3,418         71,064         74,919        187,253         26,563
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UNDS2(1)       UNDS4(1)       PSND1(1)       UTRS1(1)       UTRS2(1)        UTRS4(1)
OPERATIONS

Investment income (loss) -- net             $        (7)   $       (52)   $       (28)   $       (99)   $      (120)   $      (166)
Net realized gain (loss) on investments               3              1              2              6              7              3
Net change in unrealized appreciation or
  depreciation of investments                        74          3,198          2,450          2,018          3,835          4,621
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          70          3,147          2,424          1,925          3,722          4,458
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        3,968         53,768         20,320         28,266         88,762         70,490
Net transfers(2)                                  2,592         19,948          9,639         21,052          3,296         82,000
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --             --           (963)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions             6,560         73,716         29,959         48,355         92,058        152,490
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $     6,630    $    76,863    $    32,383    $    50,280    $    95,780    $   156,948
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                        3,862         55,388         24,133         26,706         82,875         65,277
Net transfers(2)                                  2,716         20,911         10,754         19,245          3,024         75,682
Contract terminations:
    Surrender benefits and contract charges          --             --             --           (860)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  6,578         76,299         34,887         45,091         85,899        140,959
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     PSTR1(1)       UGIN2(1)       UGIN4(1)        PGIN1         UINO1(1)        UINO2(1)
OPERATIONS

Investment income (loss) -- net             $       (19)   $       (16)   $       (16)   $      (543)   $       (55)   $       (55)
Net realized gain (loss) on investments              --              5              2             15            (10)            (4)
Net change in unrealized appreciation or
  depreciation of investments                       615            918            519          7,152         (2,199)        (3,194)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         596            907            505          6,624         (2,264)        (3,253)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       22,743         19,815          4,714        123,688         36,618         18,529
Net transfers(2)                                    951         11,960         13,157         20,152         13,236         49,787
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --             --             --            (51)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            23,694         31,775         17,871        143,789         49,854         68,316
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --            254             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    24,290    $    32,682    $    18,376    $   150,667    $    47,590    $    65,063
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --            262             --             --
Contract purchase payments                       21,956         18,897          4,465        125,139         45,499         21,600
Net transfers(2)                                    911         11,721         12,775         20,694         17,483         64,336
Contract terminations:
    Surrender benefits and contract charges          --             --             --            (52)            --             --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 22,867         30,618         17,240        146,043         62,982         85,936
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     UINO3(1)       UINO4(1)       UVIS1(1)       UVIS2(1)       UVIS3(1)        UVIS4(1)
OPERATIONS

Investment income (loss) -- net             $       (78)   $      (184)   $       (31)   $      (306)   $      (193)   $      (819)
Net realized gain (loss) on investments              (5)          (219)            (1)             5         (1,976)          (867)
Net change in unrealized appreciation or
  depreciation of investments                    (1,139)        (9,462)          (772)       (18,186)        (8,165)       (40,216)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,222)        (9,865)          (804)       (18,487)       (10,334)       (41,902)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       60,744         61,221         18,803        134,464         81,720        420,683
Net transfers(2)                                 13,160         66,042         13,952         81,987         68,019         71,945
Annuity payments                                     --             --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges          --            (58)           (49)          (118)            --            (34)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from transactions            73,904        127,205         32,706        216,333        149,739        492,594
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --             --             --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    72,682    $   117,340    $    31,902    $   197,846    $   139,405    $   450,692
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --             --             --             --             --             --
Contract purchase payments                       78,893         71,278         19,733        127,672         79,605        414,247
Net transfers(2)                                 17,193         84,112         15,061         88,033         72,427         73,029
Contract terminations:
    Surrender benefits and contract charges          --            (82)           (53)          (128)            --            (37)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 96,086        155,308         34,741        215,577        152,032        487,239
==================================================================================================================================



(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                               INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UCMG1            AXP(R) Variable Portfolio -- Cash Management Fund              IDS Life Insurance Company(1)
UCMG2
UCMG4
PCMG1

UFIF1            AXP(R) Variable Portfolio -- Federal Income Fund               IDS Life Insurance Company(1)
UFIF2
UFIF3
UFIF4

UMGD1            AXP(R) Variable Portfolio -- Managed Fund                      IDS Life Insurance Company(1)
UMGD2
UMGD4
PMGD1

UNDM1            AXP(R) Variable Portfolio -- New Dimensions Fund(R)            IDS Life Insurance Company(1)
UNDM2
UNDM4
PNDM1

USPF1            AXP(R) Variable Portfolio -- S&P 500 Index Fund                IDS Life Insurance Company(1)
USPF2
USPF3
USPF4

USCA1            AXP(R) Variable Portfolio -- Small Cap Advantage Fund          IDS Life Insurance Company(2)
USCA2
USCA4
PSCA1

UCAP1            AIM V.I. Capital Appreciation Fund, Series I                   A I M Advisors, Inc.
UCAP2
UCAP4
PCAP1

UDDT1            AIM V.I. Dent Demographic Trends Fund, Series I                A I M Advisors, Inc.
UDDT2
UDDT3
UDDT4

UVAL1            AIM V.I. Premier Equity Fund, Series I                         A I M Advisors, Inc.
UVAL2             (previously AIM V.I. Value Fund, Series I)
UVAL4
PVAL1

UGIP1            Alliance VP Growth and Income Portfolio (Class B)              Alliance Capital Management, L.P.
UGIP2
UGIP3
UGIP4

UPRG1            Alliance VP Premier Growth Portfolio (Class B)                 Alliance Capital Management, L.P.
UPRG2
UPRG3
UPRG4

UTEC1            Alliance VP Technology Portfolio (Class B)                     Alliance Capital Management, L.P.
UTEC2
UTEC3
UTEC4

                                       96

SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                               INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UEGL1            Evergreen VA Global Leaders Fund                               Evergreen Investment Management Company, LLC
UEGL2
UEGL3
UEGL4

UEGI1            Evergreen VA Growth and Income Fund                            Evergreen Investment Management Company, LLC
UEGI2
UEGI3
UEGI4

UEMS1            Evergreen VA Masters Fund                                      Evergreen Investment Management Company, LLC(3)
UEMS2
UEMS3
UEMS4

UEOM1            Evergreen VA Omega Fund                                        Evergreen Investment Management Company, LLC
UEOM2
UEOM3
UEOM4

UESC1            Evergreen VA Small Cap Value Fund                              Evergreen Investment Management Company, LLC
UESC2
UESC3
UESC4

UESI1            Evergreen VA Strategic Income Fund                             Evergreen Investment Management Company, LLC
UESI2
UESI3
UESI4

UCOF1            Fidelity VIP Contrafund(R) Portfolio (Service Class)           Fidelity Management & Research Company (FMR)(4)
UCOF2
UCOF3
UCOF4

UHIP1            Fidelity VIP High Income Portfolio (Service Class)             Fidelity Management & Research Company (FMR)(4)
UHIP2
UHIP3
UHIP4

UMDC1            Fidelity VIP Mid Cap Portfolio (Service Class)                 Fidelity Management & Research Company (FMR)(4)
UMDC2
UMDC4
PMDC1

USMC1            FTVIPT Franklin Small Cap Fund -- Class 2                      Franklin Advisers, Inc.
USMC2
USMC4
PSMC1

UMSS1            FTVIPT Mutual Shares Securities Fund -- Class 2                Franklin Mutual Advisers, LLC
UMSS2
UMSS4
PMSS1

UDMS1            FTVIPT Templeton Developing Markets Securities Fund -- Class 2 Templeton Asset Management Ltd.
UDMS2
UDMS3
UDMS4

UINT1            FTVIPT Templeton Foreign Securities Fund -- Class 2(5)         Templeton Investment Counsel, LLC
UINT2             (previously FTVIPT Templeton International Securities
UINT3              Fund -- Class 2)
UINT4

UGRS1            MFS(R) Investors Growth Stock Series -- Service Class          MFS Investment Management(R)
UGRS2
UGRS3
UGRS4

UNDS1            MFS(R) New Discovery Series -- Service Class                   MFS Investment Management(R)
UNDS2
UNDS4
PSND1

                                       97

SUBACCOUNT       INVESTS EXCLUSIVELY IN SHARES OF                               INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
UTRS1            MFS(R) Total Return Series -- Service Class                    MFS Investment Management(R)
UTRS2
UTRS4
PSTR1

UGIN1            Putnam VT Growth and Income Fund -- Class IB Shares            Putnam Investment Management, LLC
UGIN2
UGIN4
PGIN1

UINO1            Putnam VT International New Opportunities Fund -- Class        Putnam Investment Management, LLC
UINO2             IB Shares
UINO3
UINO4

UVIS1            Putnam VT Vista Fund -- Class IB Shares                        Putnam Investment Management, LLC
UVIS2
UVIS3
UVIS4



(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.
(3) Evergreen Investment Management Company, LLC, MFS Institutional Advisors Inc., Oppenheimer Funds, Inc. and Putnam Investment Management, Inc. are the sub-investment advisers.
(4) FMR U.K. and FMR Far East are the sub-investment advisers.
(5) FTVIPT Templeton International Smaller Companies Fund -- Class 2 merged into FTVIPT Foreign Securities Fund -- Class 2 as of April 30, 2002.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date. Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

A maximum anniversary value death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.10% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDSLife) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio -- Cash Management Fund               0.510% to 0.440%
AXP(R) Variable Portfolio -- Federal Income Fund                0.610% to 0.535%
AXP(R) Variable Portfolio -- Managed Fund                       0.630% to 0.550%
AXP(R) Variable Portfolio -- New Dimensions Fund(R)             0.630% to 0.570%
AXP(R) Variable Portfolio -- S&P 500 Index Fund                 0.290% to 0.260%
AXP(R) Variable Portfolio -- Small Cap Advantage Fund           0.790% to 0.650%



IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio -- S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio -- Cash Management Fund               0.030% to 0.020%
AXP(R) Variable Portfolio -- Federal Income Fund                0.050% to 0.025%
AXP(R) Variable Portfolio -- Managed Fund                       0.040% to 0.020%
AXP(R) Variable Portfolio -- New Dimensions Fund(R)             0.050% to 0.030%
AXP(R) Variable Portfolio -- S&P 500 Index Fund                 0.080% to 0.065%
AXP(R) Variable Portfolio -- Small Cap Advantage Fund           0.060% to 0.035%



The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT        INVESTMENT                                                       SHARES             NAV
---------------------------------------------------------------------------------------------------------
UCMG1             AXP(R) Variable Portfolio -- Cash Management Fund               564,765         $  1.00
UCMG2                                                                           2,861,531            1.00
UCMG4                                                                           4,037,835            1.00
PCMG1                                                                           2,419,194            1.00

UFIF1             AXP(R) Variable Portfolio -- Federal Income Fund                  3,086           10.33
UFIF2                                                                             265,275           10.33
UFIF3                                                                              85,749           10.33
UFIF4                                                                             140,837           10.33

UMGD1             AXP(R) Variable Portfolio -- Managed Fund                         6,061           15.42
UMGD2                                                                              38,455           15.42
UMGD4                                                                              11,212           15.42
PMGD1                                                                               8,962           15.42

UNDM1             AXP(R) Variable Portfolio -- New Dimensions Fund(R)                 953           15.97
UNDM2                                                                               3,842           15.97
UNDM4                                                                               9,110           15.97
PNDM1                                                                             186,009           15.97

USPF1             AXP(R) Variable Portfolio -- S&P 500 Index Fund                  11,476            7.82
USPF2                                                                             157,043            7.82
USPF3                                                                              83,896            7.82
USPF4                                                                             178,981            7.82

USCA1             AXP(R) Variable Portfolio -- Small Cap Advantage Fund               169           10.47
USCA2                                                                               5,752           10.47
USCA4                                                                               5,074           10.47
PSCA1                                                                              27,916           10.47

UCAP1             AIM V.I. Capital Appreciation Fund, Series I                     20,476           21.72
UCAP2                                                                              62,474           21.72
UCAP4                                                                              91,830           21.72
PCAP1                                                                             129,645           21.72

UDDT1             AIM V.I. Dent Demographic Trends Fund, Series I                  11,758            5.59
UDDT2                                                                              70,757            5.59
UDDT3                                                                              14,869            5.59
UDDT4                                                                             135,972            5.59

UVAL1             AIM V.I. Premier Equity Fund, Series I                           25,068           23.35
UVAL2              (previously AIM V.I. Value Fund, Series I)                     116,042           23.35
UVAL4                                                                             163,419           23.35
PVAL1                                                                             360,671           23.35

UGIP1             Alliance VP Growth and Income Portfolio (Class B)                28,046           22.03
UGIP2                                                                             157,459           22.03
UGIP3                                                                              94,184           22.03
UGIP4                                                                             205,690           22.03

UPRG1             Alliance VP Premier Growth Portfolio (Class B)                   19,397           25.00
UPRG2                                                                              92,314           25.00
UPRG3                                                                              50,711           25.00
UPRG4                                                                             151,266           25.00

UTEC1             Alliance VP Technology Portfolio (Class B)                       10,869           17.15
UTEC2                                                                              41,334           17.15
UTEC3                                                                              23,577           17.15
UTEC4                                                                              66,459           17.15

UEGL1             Evergreen VA Global Leaders Fund                                  5,290           12.41
UEGL2                                                                              32,368           12.41
UEGL3                                                                              12,626           12.41
UEGL4                                                                              79,514           12.41

UEGI1             Evergreen VA Growth and Income Fund                               5,318           14.19
UEGI2                                                                               9,763           14.19
UEGI3                                                                               7,642           14.19
UEGI4                                                                              11,346           14.19


                                       100

SUBACCOUNT        INVESTMENT                                                       SHARES             NAV
---------------------------------------------------------------------------------------------------------
UEMS1             Evergreen VA Masters Fund                                         6,787         $  9.31
UEMS2                                                                              52,767            9.31
UEMS3                                                                              19,800            9.31
UEMS4                                                                              39,442            9.31

UEOM1             Evergreen VA Omega Fund                                          20,136           14.46
UEOM2                                                                              88,381           14.46
UEOM3                                                                              49,238           14.46
UEOM4                                                                             143,656           14.46

UESC1             Evergreen VA Small Cap Value Fund                                 7,487           12.60
UESC2                                                                              52,207           12.60
UESC3                                                                              13,017           12.60
UESC4                                                                             168,891           12.60

UESI1             Evergreen VA Strategic Income Fund                                9,538            9.03
UESI2                                                                             143,518            9.03
UESI3                                                                              31,179            9.03
UESI4                                                                              88,195            9.03

UCOF1             Fidelity VIP Contrafund(R) Portfolio (Service Class)              9,763           20.06
UCOF2                                                                              85,341           20.06
UCOF3                                                                              19,371           20.06
UCOF4                                                                              78,226           20.06

UHIP1             Fidelity VIP High Income Portfolio (Service Class)               11,713            6.38
UHIP2                                                                              89,343            6.38
UHIP3                                                                              32,978            6.38
UHIP4                                                                             115,665            6.38

UMDC1             Fidelity VIP Mid Cap Portfolio (Service Class)                   27,661           19.54
UMDC2                                                                             126,022           19.54
UMDC4                                                                             153,391           19.54
PMDC1                                                                             100,101           19.54

USMC1             FTVIPT Franklin Small Cap Fund -- Class 2                        13,189           17.85
USMC2                                                                              91,328           17.85
USMC4                                                                             196,860           17.85
PSMC1                                                                             161,578           17.85

UMSS1             FTVIPT Mutual Shares Securities Fund -- Class 2                   5,082           14.03
UMSS2                                                                             109,027           14.03
UMSS4                                                                             112,962           14.03
PMSS1                                                                              21,914           14.03

UDMS1             FTVIPT Templeton Developing Markets Securities Fund -- Class 2    1,443            4.76
UDMS2                                                                               6,870            4.76
UDMS3                                                                               2,903            4.76
UDMS4                                                                              19,272            4.76

UINT1             FTVIPT Templeton Foreign Securities Fund -- Class 2              23,392           11.74
UINT2              (previously FTVIPT Templeton International Securities           63,865           11.74
UINT3              Fund -- Class 2)                                                36,923           11.74
UINT4                                                                             113,049           11.74

UGRS1             MFS(R) Investors Growth Stock Series -- Service Class            23,755            9.67
UGRS2                                                                             166,541            9.67
UGRS3                                                                              48,479            9.67
UGRS4                                                                             139,779            9.67

UNDS1             MFS(R) New Discovery Series -- Service Class                      7,138           15.22
UNDS2                                                                              19,661           15.22
UNDS4                                                                              28,124           15.22
PSND1                                                                              16,981           15.22

UTRS1             MFS(R) Total Return Series -- Service Class                      47,222           18.54
UTRS2                                                                             204,651           18.54
UTRS4                                                                             207,049           18.54
PSTR1                                                                             105,348           18.54

UGIN1             Putnam VT Growth and Income Fund -- Class IB Shares              12,140           23.44
UGIN2                                                                              49,177           23.44
UGIN4                                                                              46,546           23.44
PGIN1                                                                              39,184           23.44


                                       101

SUBACCOUNT        INVESTMENT                                                       SHARES             NAV
---------------------------------------------------------------------------------------------------------
UINO1             Putnam VT International New Opportunities Fund -- Class          10,930         $  9.75
UINO2             IB Shares                                                        55,598            9.75
UINO3                                                                              25,149            9.75
UINO4                                                                              74,141            9.75

UVIS1             Putnam VT Vista Fund -- Class IB Shares                          14,118           11.34
UVIS2                                                                             123,756           11.34
UVIS3                                                                              54,499           11.34
UVIS4                                                                             375,652           11.34




8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT        INVESTMENT                                                    PURCHASES
-----------------------------------------------------------------------------------------
UCMG1             AXP(R) Variable Portfolio -- Cash Management Fund           $   937,517
UCMG2                                                                           3,577,543
UCMG4                                                                           4,005,536
PCMG1                                                                           2,751,993

UFIF1             AXP(R) Variable Portfolio -- Federal Income Fund                 44,883
UFIF2                                                                           2,745,253
UFIF3                                                                             891,327
UFIF4                                                                           1,463,220

UMGD1             AXP(R) Variable Portfolio -- Managed Fund                       100,845
UMGD2                                                                             792,396
UMGD4                                                                             206,369
PMGD1                                                                             221,999

UNDM1             AXP(R) Variable Portfolio -- New Dimensions Fund(R)              15,510
UNDM2                                                                              60,290
UNDM4                                                                             148,882
PNDM1                                                                           1,882,315

USPF1             AXP(R) Variable Portfolio -- S&P 500 Index Fund                 112,774
USPF2                                                                           1,220,919
USPF3                                                                             688,638
USPF4                                                                           1,426,317

USCA1             AXP(R) Variable Portfolio -- Small Cap Advantage Fund                84
USCA2                                                                              57,519
USCA4                                                                              50,494
PSCA1                                                                             255,060

UCAP1             AIM V.I. Capital Appreciation Fund, Series I                    539,511
UCAP2                                                                           1,597,142
UCAP4                                                                           2,140,393
PCAP1                                                                           2,439,132

UDDT1             AIM V.I. Dent Demographic Trends Fund, Series I                  67,480
UDDT2                                                                             340,289
UDDT3                                                                             101,493
UDDT4                                                                             817,073

UVAL1             AIM V.I. Premier Equity Fund, Series I                          661,544
UVAL2              (previously AIM V.I. Value Fund, Series I)                   2,793,398
UVAL4                                                                           3,760,636
PVAL1                                                                           5,560,346

UGIP1             Alliance VP Growth and Income Portfolio (Class B)               690,990
UGIP2                                                                           3,532,609
UGIP3                                                                           2,381,380
UGIP4                                                                           4,526,498

UPRG1             Alliance VP Premier Growth Portfolio (Class B)                  569,798
UPRG2                                                                           2,557,368
UPRG3                                                                           1,339,440
UPRG4                                                                           3,831,683


                                       102

SUBACCOUNT        INVESTMENT                                                    PURCHASES
-----------------------------------------------------------------------------------------
UTEC1             Alliance VP Technology Portfolio (Class B)                  $   227,800
UTEC2                                                                             780,785
UTEC3                                                                             435,159
UTEC4                                                                           1,153,335

UEGL1             Evergreen VA Global Leaders Fund                                 61,893
UEGL2                                                                             353,075
UEGL3                                                                             170,598
UEGL4                                                                           1,057,105

UEGI1             Evergreen VA Growth and Income Fund                              59,575
UEGI2                                                                             140,571
UEGI3                                                                              94,172
UEGI4                                                                             166,187

UEMS1             Evergreen VA Masters Fund                                        44,974
UEMS2                                                                             499,862
UEMS3                                                                             198,335
UEMS4                                                                             392,845

UEOM1             Evergreen VA Omega Fund                                         270,764
UEOM2                                                                           1,224,346
UEOM3                                                                             716,593
UEOM4                                                                           1,900,269

UESC1             Evergreen VA Small Cap Value Fund                                87,985
UESC2                                                                             596,613
UESC3                                                                             168,682
UESC4                                                                           2,098,153

UESI1             Evergreen VA Strategic Income Fund                              108,309
UESI2                                                                           1,473,711
UESI3                                                                             268,078
UESI4                                                                             931,254

UCOF1             Fidelity VIP Contrafund(R) Portfolio (Service Class)            220,487
UCOF2                                                                           1,663,753
UCOF3                                                                             413,036
UCOF4                                                                           1,566,380

UHIP1             Fidelity VIP High Income Portfolio (Service Class)               92,437
UHIP2                                                                             726,028
UHIP3                                                                             210,566
UHIP4                                                                             832,879

UMDC1             Fidelity VIP Mid Cap Portfolio (Service Class)                  668,299
UMDC2                                                                           2,406,789
UMDC4                                                                           2,715,630
PMDC1                                                                           1,665,146

USMC1             FTVIPT Franklin Small Cap Fund -- Class 2                       297,949
USMC2                                                                           1,635,233
USMC4                                                                           3,312,354
PSMC1                                                                           2,130,693

UMSS1             FTVIPT Mutual Shares Securities Fund -- Class 2                  74,507
UMSS2                                                                           1,497,105
UMSS4                                                                           1,772,288
PMSS1                                                                             321,723

UDMS1             FTVIPT Templeton Developing Markets Securities Fund --            7,697
UDMS2              Class 2                                                         33,714
UDMS3                                                                               9,139
UDMS4                                                                              88,972

UINT1             FTVIPT Templeton Foreign Securities Fund -- Class 2             449,155
UINT2              (previously FTVIPT Templeton International Securities          884,018
UINT3               Fund -- Class 2)                                              458,607
UINT4                                                                           1,505,944

UGRS1             MFS(R) Investors Growth Stock Series -- Service Class           549,707
UGRS2                                                                           1,754,665
UGRS3                                                                             481,483
UGRS4                                                                           1,415,065


                                       103

SUBACCOUNT        INVESTMENT                                                    PURCHASES
-----------------------------------------------------------------------------------------
UNDS1             MFS(R) New Discovery Series -- Service Class               $     98,329
UNDS2                                                                             290,439
UNDS4                                                                             367,912
PSND1                                                                             230,460

UTRS1             MFS(R) Total Return Series -- Service Class                     885,674
UTRS2                                                                           3,690,972
UTRS4                                                                           3,792,960
PSTR1                                                                           2,006,675

UGIN1             Putnam VT Growth and Income Fund -- Class IB Shares             310,171
UGIN2                                                                           1,234,121
UGIN4                                                                           1,153,699
PGIN1                                                                             840,762

UINO1             Putnam VT International New Opportunities Fund -- Class          93,540
UINO2             IB Shares                                                       661,194
UINO3                                                                             216,595
UINO4                                                                             778,937

UVIS1             Putnam VT Vista Fund -- Class IB Shares                         185,068
UVIS2                                                                           1,585,012
UVIS3                                                                             752,119
UVIS4                                                                           4,492,219




9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.



                                   UCMG1     UCMG2     UCMG4     PCMG1     UFIF1     UFIF2     UFIF3     UFIF4     UMGD1     UMGD2
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.03   $  1.00   $  1.03   $  1.05   $  1.06   $  1.05   $  1.06   $  1.06   $  0.98   $  0.98
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.06   $  1.01   $  1.05   $  1.08   $  1.11   $  1.10   $  1.11   $  1.11   $  0.87   $  0.87
Units (000s)                         554     2,828     3,857     2,250        30     2,495       799     1,321       116       682
Net assets (000s)                $   586   $ 2,857   $ 4,054   $ 2,423   $    33   $ 2,754   $   891   $ 1,469   $   101   $   592
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                2.91%     2.80%     2.99%     2.64%     4.25%     4.39%     4.39%     4.41%     2.59%     2.70%
Expense ratio(2)                    1.00%     1.10%     1.35%     1.25%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
Total return(3)                     2.91%     1.00%     1.94%     2.86%     4.72%     4.76%     4.72%     4.72%   (11.22%)  (11.22%)
------------------------------------------------------------------------------------------------------------------------------------

                                   UMGD4     PMGD1     UNDM1     UNDM2     UNDM4     PNDM1     USPF1     USPF2     USPF3     USPF4
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.98   $  1.04   $  0.92   $  0.92   $  0.92   $  1.03   $  0.92   $  0.92   $  0.92   $  0.92
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.86   $  0.92   $  0.76   $  0.76   $  0.75   $  0.85   $  0.80   $  0.80   $  0.80   $  0.80
Units (000s)                         200       151        20        81       193     3,478       112     1,567       817     1,756
Net assets (000s)                $   173   $   138   $    15   $    61   $   145   $ 3,005   $    90   $ 1,251   $   657   $ 1,398
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                2.63%     2.34%     0.34%     0.43%     0.28%     0.24%     1.15%     1.20%     1.03%     1.08%
Expense ratio(2)                    1.35%     1.25%     1.00%     1.10%     1.35%     1.25%     1.00%     1.10%     1.25%     1.35%
Total return(3)                   (12.24%)  (11.54%)  (17.39%)  (17.39%)  (18.48%)  (17.48%)  (13.04%)  (13.04%)  (13.04%)  (13.04%)
------------------------------------------------------------------------------------------------------------------------------------

                                   USCA1     USCA2     USCA4     PSCA1     UCAP1     UCAP2     UCAP4     PCAP1     UDDT1     UDDT2
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.04   $  1.04   $  1.04   $  1.14   $  0.91   $  0.90   $  0.90   $  1.11   $  0.87   $  0.87
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.96   $  0.96   $  0.96   $  1.06   $  0.69   $  0.68   $  0.68   $  0.84   $  0.58   $  0.58
Units (000s)                           2        63        57       276       646     1,995     2,944     3,345       113       679
Net assets (000s)                $     2   $    60   $    55   $   292   $   445   $ 1,357   $ 1,995   $ 2,816   $    66   $   396
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --        --        --        --        --        --        --        --        --
Expense ratio(2)                    1.00%     1.10%     1.35%     1.25%     1.00%     1.10%     1.35%     1.25%     1.00%     1.10%
Total return(3)                    (7.69%)   (7.69%)   (7.69%)   (7.02%)  (24.18%)  (24.44%)  (24.44%)  (24.32%)  (33.33%)  (33.33%)
------------------------------------------------------------------------------------------------------------------------------------

                                       104

                                   UDDT3     UDDT4     UVAL1     UVAL2     UVAL4     PVAL1     UGIP1     UGIP2     UGIP3     UGIP4
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.87   $  0.86   $  0.89   $  0.89   $  0.89   $  0.94   $  0.97   $  0.97   $  0.97   $  0.97
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.58   $  0.58   $  0.77   $  0.77   $  0.77   $  0.81   $  0.97   $  0.96   $  0.96   $  0.96
Units (000s)                         143     1,309       761     3,524     4,983    10,352       640     3,601     2,152     4,722
Net assets (000s)                $    83   $   760   $   585   $ 2,710   $ 3,816   $ 8,422   $   618   $ 3,469   $ 2,075   $ 4,531
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                --        --        0.23%     0.25%     0.23%     0.17%     0.53%     0.35%     0.46%     0.45%
Expense ratio(2)                    1.25%     1.35%     1.00%     1.10%     1.35%     1.25%     1.00%     1.10%     1.25%     1.35%
Total return(3)                   (33.33%)  (32.56%)  (13.48%)  (13.48%)  (13.48%)  (13.83%)    0.00%    (1.03%)   (1.03%)   (1.03%)
------------------------------------------------------------------------------------------------------------------------------------

                                   UPRG1     UPRG2     UPRG3     UPRG4     UTEC1     UTEC2     UTEC3     UTEC4     UEGL1     UEGL2
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.80   $  0.80   $  0.80   $  0.80   $  0.69   $  0.69   $  0.69   $  0.69   $  0.98   $  0.98
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.65   $  0.65   $  0.65   $  0.65   $  0.51   $  0.51   $  0.51   $  0.51   $  0.84   $  0.84
Units (000s)                         741     3,531     1,944     5,808       364     1,387       793     2,237        78       481
Net assets (000s)                $   485   $ 2,308   $ 1,268   $ 3,782   $   186   $   709   $   404   $ 1,140   $    66   $   402
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --        --        --        --        --        --        --      1.29%     0.89%
Expense ratio(2)                    1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
Total return(3)                   (18.75%)  (18.75%)  (18.75%)  (18.75%)  (26.09%)  (26.09%)  (26.09%)  (26.09%)  (14.29%)  (14.29%)
------------------------------------------------------------------------------------------------------------------------------------

                                   UEGL3     UEGL4     UEGI1     UEGI2     UEGI3     UEGI4     UEMS1     UEMS2     UEMS3     UEMS4
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.98   $  0.97   $  1.04   $  1.04   $  1.04   $  1.04   $  0.98   $  0.98   $  0.98   $  0.98
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.83   $  0.83   $  0.91   $  0.91   $  0.90   $  0.90   $  0.82   $  0.81   $  0.81   $  0.81
Units (000s)                         183     1,186        83       153       120       178        77       604       227       453
Net assets (000s)                $   157   $   987   $    75   $   139   $   108   $   161   $    63   $   491   $   184   $   367
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.65%     1.04%     0.75%     0.70%     0.64%     1.06%     0.01%     0.01%       --      0.01%
Expense ratio(2)                    1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%
Total return(3)                   (15.31%)  (14.43%)  (12.50%)  (12.50%)  (13.46%)  (13.46%)  (16.33%)  (17.35%)  (17.35%)  (17.35%)
------------------------------------------------------------------------------------------------------------------------------------

                                   UEOM1     UEOM2     UEOM3     UEOM4     UESC1     UESC2     UESC3     UESC4     UESI1     UESI2
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.82   $  0.82   $  0.82   $  0.82   $  1.17   $  1.17   $  1.17   $  1.17   $  1.04   $  1.04
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.69   $  0.69   $  0.69   $  0.69   $  1.37   $  1.37   $  1.37   $  1.36   $  1.09   $  1.09
Units (000s)                         422     1,855     1,030     3,028        69       481       120     1,562        79     1,187
Net assets (000s)                $   291   $ 1,278   $   712   $ 2,077   $    94   $   658   $   164   $ 2,128   $    86   $ 1,296
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --        --        --      0.59%     0.60%     0.50%     0.44%    10.05%    15.27%
Expense ratio(2)                    1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%
Total return(3)                   (15.85%)  (15.85%)  (15.85%)  (15.85%)   17.09%    17.09%    17.09%    16.24%     4.81%     4.81%
------------------------------------------------------------------------------------------------------------------------------------

                                       105

                                   UESI3     UESI4     UCOF1     UCOF2     UCOF3     UCOF4     UHIP1     UHIP2     UHIP3     UHIP4
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.04   $  1.04   $  0.97   $  0.97   $  0.97   $  0.97   $  0.83   $  0.82   $  0.82   $  0.82
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.09   $  1.09   $  0.85   $  0.84   $  0.84   $  0.84   $  0.72   $  0.72   $  0.72   $  0.72
Units (000s)                         258       732       232     2,028       457     1,866       104       793       294     1,031
Net assets (000s)                $   282   $   796   $   196   $ 1,712   $   389   $ 1,569   $    75   $   570   $   210   $   738
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                9.67%    18.86%     0.03%     0.17%     0.07%     0.22%     2.19%     1.26%     4.61%     1.90%
Expense ratio(2)                    1.25%     1.35%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%
Total return(3)                     4.81%     4.81%   (12.37%)  (13.40%)  (13.40%)  (13.40%)  (13.25%)  (12.20%)  (12.20%)  (12.20%)
------------------------------------------------------------------------------------------------------------------------------------

                                   UMDC1     UMDC2     UMDC4     PMDC1     USMC1     USMC2     USMC4     PSMC1     UMSS1     UMSS2
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.21   $  1.21   $  1.21   $  1.63   $  0.90   $  0.90   $  0.90   $  1.21   $  1.09   $  1.09
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.16   $  1.15   $  1.15   $  1.56   $  0.75   $  0.75   $  0.75   $  1.01   $  1.16   $  1.16
Units (000s)                         468     2,134     2,607     1,254       312     2,165     4,683     2,844        61     1,321
Net assets (000s)                $   540   $ 2,462   $ 2,997   $ 1,956   $   235   $ 1,630   $ 3,514   $ 2,884   $    71   $ 1,530
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                  --        --        --        --      0.28%     0.33%     0.33%     0.33%     1.62%     0.63%
Expense ratio(2)                    1.00%     1.10%     1.35%     1.25%     1.00%     1.10%     1.35%     1.25%     1.00%     1.10%
Total return(3)                    (4.13%)   (4.96%)   (4.96%)   (4.29%)  (16.67%)  (16.67%)  (16.67%)  (16.53%)    6.42%     6.42%
------------------------------------------------------------------------------------------------------------------------------------

                                   UMSS4     PMSS1     UDMS1     UDMS2     UDMS3     UDMS4     UINT1     UINT2     UINT3     UINT4
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.09   $  1.16   $  0.87   $  0.87   $  0.87   $  0.87   $  1.02   $  1.02   $  1.02   $  1.02
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.15   $  1.22   $  0.80   $  0.79   $  0.79   $  0.79   $  0.85   $  0.85   $  0.84   $  0.84
Units (000s)                       1,374       252         9        41        17       116       324       887       514     1,576
Net assets (000s)                $ 1,585   $   307   $     7   $    33   $    14   $    92   $   275   $   750   $   433   $ 1,327
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                1.21%     1.02%     1.03%     0.77%     0.70%     0.78%     2.18%     1.23%     1.23%     2.64%
Expense ratio(2)                    1.35%     1.25%     1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.25%     1.35%
Total return(3)                     5.50%     5.17%    (8.05%)   (9.20%)   (9.20%)   (9.20%)  (16.67%)  (16.67%)  (17.65%)  (17.65%)
------------------------------------------------------------------------------------------------------------------------------------

                                   UGRS1     UGRS2     UGRS3     UGRS4     UNDS1     UNDS2     UNDS4     PSND1     UTRS1     UTRS2
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.95   $  0.95   $  0.95   $  0.95   $  1.01   $  1.01   $  1.01   $  0.93   $  1.12   $  1.12
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.71   $  0.70   $  0.70   $  0.70   $  0.95   $  0.95   $  0.94   $  0.87   $  1.10   $  1.10
Units (000s)                         326     2,288       662     1,928       115       317       454       293       792     3,440
Net assets (000s)                $   230   $ 1,610   $   469   $ 1,352   $   109   $   300   $   428   $   258   $   875   $ 3,794
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.02%     0.02%     0.03%     0.04%       --        --        --        --      0.90%     0.88%
Expense ratio(2)                    1.00%     1.10%     1.25%     1.35%     1.00%     1.10%     1.35%     1.25%     1.00%     1.10%
Total return(3)                   (25.26%)  (26.32%)  (26.32%)  (26.32%)   (5.94%)   (5.94%)   (6.93%)   (6.45%)   (1.79%)   (1.79%)
------------------------------------------------------------------------------------------------------------------------------------

                                       106

                                   UTRS4     PSTR1     UGIN1     UGIN2     UGIN4     PGIN1     UINO1     UINO2     UINO3     UINO4
                                 ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.11   $  1.06   $  1.07   $  1.07   $  1.07   $  1.03   $  0.76   $  0.76   $  0.76   $  0.76
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.10   $  1.05   $  0.99   $  0.99   $  0.98   $  0.95   $  0.53   $  0.53   $  0.53   $  0.53
Units (000s)                       3,493     1,861       287     1,166     1,109       963       199     1,015       461     1,359
Net assets (000s)                $ 3,839   $ 1,953   $   285   $ 1,153   $ 1,091   $   918   $   107   $   542   $   245   $   723
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.87%     0.89%     0.19%     0.44%     0.72%     0.70%       --        --        --        --
Expense ratio(2)                    1.35%     1.25%     1.00%     1.10%     1.35%     1.25%     1.00%     1.10%     1.25%     1.35%
Total return(3)                    (0.90%)   (0.94%)   (7.48%)   (7.48%)   (8.41%)   (7.77%)  (30.26%)  (30.26%)  (30.26%)  (30.26%)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               UVIS1     UVIS2     UVIS3     UVIS4
                                                                                             ---------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                                      $  0.92   $  0.92   $  0.92   $  0.92
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                                      $  0.60   $  0.60   $  0.60   $  0.60
Units (000s)                                                                                     265     2,325     1,024     7,086
Net assets (000s)                                                                            $   160   $ 1,403   $   618   $ 4,260
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                                                                              --        --        --        --
Expense ratio(2)                                                                                1.00%     1.10%     1.25%     1.35%
Total return(3)                                                                               (34.78%)  (34.78%)  (34.78%)  (34.78%)
------------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                                                              240355-20 E (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                  AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                   MAY 1, 2002

American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800)333-3437

AMERICAN EXPRESS INNOVATIONS VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS

Performance Information                                             p.  3
Calculating Annuity Payouts                                         p. 21
Rating Agencies                                                     p. 22
Principal Underwriter                                               p. 22
Independent Auditors                                                p. 22
Condensed Financial Information (Unaudited)                         p. 23
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T) TO THE POWER OF n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period,  at the end of the period
                   (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UBND4         Bond Fund (6/02; 10/81)(b)                                 --%        --%(c)   (2.18%)   1.71%     5.15%      8.03%
UCMG4         Cash Management Fund (5/00; 10/81)                      (5.76)     (2.19)      (5.76)    1.64      2.32       4.21
UDEI4         Diversified Equity Income Fund (6/02; 9/99)                --         --(c)    (7.20)      --        --      (2.34)
UFIF4         Federal Income Fund (5/00; 9/99)                        (3.36)      1.39       (3.36)      --        --       1.44
UGRO4         Growth Fund (6/02; 9/99)                                   --         --(c)   (37.55)      --        --     (20.61)
UNDM4         NEW DIMENSIONS FUND(R)(5/00; 5/96)                     (24.31)    (20.87)     (24.31)    6.70        --       7.91
USVA4         Partners Small Cap Value Fund (6/02; 8/01)                 --         --(c)       --       --        --      (1.93)(d)
USPF4         S&P 500 Index Fund (5/00; 5/00)                        (20.46)    (18.05)     (20.46)      --        --     (18.83)

            AIM V.I.

UABA4         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --      (5.90)(d)
UAAD4         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)   (16.50)      --        --       1.09
UAVA4         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (20.92)    6.02        --      10.61
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP4         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(f)                                         (8.99)     (7.72)      (8.99)   11.46     12.53      11.50
UPRG4         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (24.94)    (27.85)     (24.94)    9.36        --      13.29
UTEC4         Technology Portfolio (Class B) (5/00; 1/96)(h)         (32.25)    (38.27)     (32.25)    9.26        --       9.28
UAGR4         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (9.56)    2.48        --       5.67

            FIDELITY VIP

UFCO4         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (20.46)    7.16        --      13.12
UFGR4         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (25.36)    8.37     11.03      11.41
UFMC4         Mid Cap Portfolio (Service Class 2)
              (6/02; 12/98)(j)                                           --         --(c)   (12.34)      --        --      21.48
UFOV4         Overseas Portfolio (Service Class 2)
              (6/02; 1/87)(j)                                            --         --(c)   (28.39)   (0.58)     3.65       3.91

            FTVIPT

URES4         Franklin Real Estate Fund - Class 2 (6/02; 1/89)(k)        --         --(c)    (1.99)    2.70      9.19       7.97
USMC4         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(k)     (22.99)    (21.07)     (22.99)    8.49        --      11.78
UVAS4         Franklin Small Cap Value Securities Fund - Class 2
              (6/02; 5/98)(k)                                            --         --(c)     3.49       --        --      (0.70)
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
UMSS4         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(k)                                        (2.75)      3.76       (2.75)    7.01        --       7.63
UINT4         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (23.66)    (15.05)     (23.66)    1.34        --       7.40
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS4         Investors Growth Stock Series --
              Service Class (5/00; 5/99)(m)                          (31.68)    (24.36)     (31.68)      --        --      (4.93)
UNDS4         New Discovery Series - Service Class
              (5/00; 5/98)(m)                                        (13.91)     (8.85)     (13.91)      --        --      10.76
UTRS4         Total Return Series - Service Class (5/00; 1/95)(m)     (9.12)      0.51       (9.12)    7.09        --      10.61
USUT4         Utilities Series - Service Class (6/02; 1/95)(m)           --         --(c)   (31.21)    7.39        --      11.86

                                        4

                                                                         PERFORMANCE                      PERFORMANCE
                                                                      OF THE SUBACCOUNT                   OF THE FUND
                                                                           `SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR COMMENCEMENT    1 YEAR   5 YEARS   10 YEARS COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA4         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (20.59%)  11.10%    12.89%     12.11%
UOGS4         Global Securities Fund/VA, Service Shares
              (6/02; 11/90)                                              --         --(c)   (20.20)   12.28     11.58      10.47
UOHI4         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)    (7.33)   (0.39)     6.49       7.72
UOSM4         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (9.46)      --        --      (0.19)
USTB4         Strategic Bond Fund/VA, Service Shares
              (6/02; 5/93)                                               --         --(c)    (2.61)    1.55        --       3.70

            PUTNAM VARIABLE TRUST

UGIN4         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(n)                        (14.95)     (6.22)     (14.95)    4.75      9.54      10.55
UIGR4         Putnam VT International Growth Fund -
              Class IB Shares (6/02; 1/97)(n)                            --         --(c)   (27.85)      --        --       6.43
UPRE4         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (26.24)      --        --       1.84
UVIS4         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (39.56)    (31.39)     (39.56)      --        --       4.27

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001


                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UBND4         Bond Fund (6/02; 10/81)(b)                                 --%        --%(c)    5.45%    2.81%     5.15%      8.03%
UCMG4         Cash Management Fund (5/00; 10/81)                       1.57       2.52        1.57     2.74      2.32       4.21
UDEI4         Diversified Equity Income Fund (6/02; 9/99)                --         --(c)     0.00       --        --       0.49
UFIF4         Federal Income Fund (5/00; 9/99)                         4.17       6.29        4.17       --        --       4.35
UGRO4         Growth Fund (6/02; 9/99)                                   --         --(c)   (32.99)      --        --     (18.29)
UNDM4         NEW DIMENSIONS FUND(R) (5/00; 5/96)                    (18.60)    (17.11)     (18.60)    7.61        --       8.52
USVA4         Partners Small Cap Value Fund (6/02; 8/01)                 --         --(c)       --       --        --       5.73(d)
USPF4         S&P 500 Index Fund (5/00; 5/00)                        (14.41)    (14.15)     (14.41)      --        --     (15.15)

            AIM V.I.

UABA4         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --       1.42(d)
UAAD4         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)   (10.11)      --        --       2.88
UAVA4         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (14.92)    6.95        --      10.61
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP4         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)   (1.94)     (3.32)      (1.94)   12.23     12.53      11.50
UPRG4         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (19.28)    (24.43)     (19.28)   10.19        --      13.29
UTEC4         Technology Portfolio (Class B) (5/00; 1/96)(h)         (27.23)    (35.36)     (27.23)   10.09        --       9.82
UAGR4         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (2.56)    3.54        --       5.67

            FIDELITY VIP

UFCO4         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (14.42)    8.05        --      13.33
UFGR4         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (19.74)    9.23     11.03      11.41
UMDC4         Mid Cap Portfolio (Service Class 2) (6/02; 12/98)(j)       --         --(c)    (5.58)      --        --      23.03
UFOV4         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (23.03)    0.49      3.65       3.91

            FTVIPT

URES4         Franklin Real Estate Fund - Class 2 (6/02; 1/89)(k)        --         --(c)     5.66     3.76      9.19       7.97
USMC4         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(k)     (17.16)    (17.30)     (17.16)    9.35        --      12.05
UVAS4         Franklin Small Cap Value Securities Fund - Class 2
              (6/02; 5/98)(k)                                            --         --(c)    11.49       --        --       1.07
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
UMSS4         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(k)                                         4.83       8.62        4.83     7.91        --       8.34
UINT4         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (17.90)    (11.02)     (17.90)    2.44        --       7.40
              (previously FTVIPT Templeton International Securities
              Fund)

            MFS(R)

UGRS4         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                          (26.61)    (20.79)     (26.61)      --        --      (2.63)
UNDS4         New Discovery Series - Service Class (5/00; 5/98)(m)    (7.30)     (4.48)      (7.30)      --        --      12.18
UTRS4         Total Return Series - Service Class (5/00; 1/95)(m)     (2.09)      5.33       (2.09)    7.99        --      10.84
USUT4         Utilities Series - Service Class (6/02; 1/95)(m)           --         --(c)   (26.10)    8.28        --      12.08

                                        6

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA4         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (14.55%)  11.88%    12.89%     12.11%
UOGS4         Global Securities Fund/VA, Service Shares
              (6/02; 11/90)                                              --         --(c)   (14.13)   13.03     11.58      10.47
UOHI4         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)    (0.14)    0.72      6.49       7.72
UOSM4         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (2.46)      --        --       1.60
USTB4         Strategic Bond Fund/VA, Service Shares
              (6/02; 5/93)                                               --         --(c)     4.99     2.65        --       3.70

            PUTNAM VARIABLE TRUST

UGIN4         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(n)                         (8.42)     (1.76)      (8.42)    5.73      9.54      10.55
UIGR4         Putnam VT International Growth Fund -
              Class IB Shares (6/02; 1/97)(n)                            --         --(c)   (22.45)      --        --       7.35
UPRE4         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (20.70)      --        --       3.86
UVIS4         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (35.17)    (28.17)     (35.17)      --        --       5.27

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

PBND1         Bond Fund (11/99; 10/81)(b)                             (1.30%)     1.92%      (1.30%)   2.64%     6.05%      8.94%
PCMG1         Cash Management Fund (11/99; 10/81)                     (5.00)      0.39       (5.00)    2.50      3.13       5.01
PDEI1         Diversified Equity Income Fund (11/99; 9/99)            (6.37)     (2.57)      (6.37)      --        --      (1.46)
UFIF3         Federal Income Fund (5/00; 9/99)                        (2.62)      2.19       (2.62)      --        --       2.26
UGRO3         Growth Fund (6/02; 9/99)                                   --         --(c)   (36.66)      --        --     (19.62)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                    (23.59)    (10.56)     (23.59)    7.53        --       8.74
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                 --         --(c)       --       --        --      (1.25)(d)
USPF3         S&P 500 Index Fund (5/00; 5/00)                        (19.74)    (17.30)     (19.74)      --        --     (18.08)

            AIM V.I.

UABA3         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --      (5.22)(d)
UAAD3         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)   (15.77)      --        --       1.91
UAVA3         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (20.20)    6.86        --      11.42
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP3         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)   (8.25)     (6.96)      (8.25)   12.30     13.34      12.32
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (24.22)    (27.11)     (24.22)   10.20        --      14.10
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(h)         (31.54)    (37.54)     (31.54)   10.09        --      10.11
UAGR3         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (8.82)    3.31        --       6.48

            FIDELITY VIP

UFCO3         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (19.74)    7.99        --      13.94
UFGR3         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (24.64)    9.21     11.84      12.22
WMDC6         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(j)   (11.60)     (6.02)     (11.60)      --        --      22.32
UFOV3         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (27.67)    0.21      4.46       4.71

            FTVIPT

WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(k)     (1.25)     17.42       (1.25)    3.54     10.01       8.79
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(k)    (22.26)     (5.58)     (22.26)    9.32        --      12.58
PVAS1         Franklin Small Cap Value Securities Fund - Class 2
              (11/99; 5/98)(k)                                         4.42      16.21        4.42       --        --       0.12
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
PMSS1         Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(k)                                       (2.01)      6.73       (2.01)    7.85        --       8.46
UINT3         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (22.94)    (14.30)     (22.94)    2.17        --       8.21
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                          (30.97)    (23.62)     (30.97)      --        --      (4.16)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(m)   (13.18)     (8.13)     (13.18)      --        --      11.61
PSTR1         Total Return Series - Service Class (5/00; 1/95)(m)     (8.39)      1.29       (8.39)    7.93        --      11.43
PSUT1         Utilities Series - Service Class (10/00; 1/95)(m)      (30.62)    (26.59)     (30.62)    8.19        --      13.03

                                        8

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA3         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (19.86%)  11.93%    13.70%     12.92%
WOGS6         Global Securities Fund/VA, Service Shares
              (5/02; 11/90)                                              --         --(c)   (19.48)   13.12     12.40      11.28
UOHI3         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)    (6.59)    0.40      7.29       8.53
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (8.73)      --        --       0.60
WSTB6         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)                                               --         --(c)    (1.87)    2.39        --       4.50

            PUTNAM VARIABLE TRUST

PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(n)                       (14.22)     (4.80)     (14.22)    5.59     10.35      11.35
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(n)                       (27.07)    (10.31)     (27.07)      --        --       7.37
UPRE3         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (25.52)      --        --       2.68
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (38.85)    (30.66)     (38.85)      --        --       5.11

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR NONQUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

PBND1         Bond Fund (11/99; 10/81)(b)                              6.41%      5.00%       6.41%    3.70%     6.05%      8.94%
PCMG1         Cash Management Fund (5/00; 10/81)                       2.39       3.48        2.39     3.57      3.13       5.01
PDEI1         Diversified Equity Income Fund (11/99; 9/99)             0.90       0.45        0.90       --        --       1.40
UFIF3         Federal Income Fund (5/00; 9/99)                         4.98       7.09        4.98       --        --       5.17
UGRO3         Growth Fund (6/02; 9/99)                                   --         --(c)   (32.02)      --        --     (17.27)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                   (17.81)     (7.80)     (17.81)    8.42        --       9.33
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)                 --         --(c)       --       --        --       6.47(d)
USPF3         S&P 500 Index Fund (5/00; 5/00)                        (13.63)    (13.37)     (13.63)      --        --     (14.37)

            AIM V.I.

UABA3         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --       2.15(d)
UAAD3         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)    (9.31)      --        --       3.69
UAVA3         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (14.13)    7.76        --      11.42
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP3         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(f)                                         (1.14)     (2.52)      (1.14)   13.04     13.34      12.32
UPRG3         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (18.50)    (23.66)     (18.50)   11.00        --      14.10
UTEC3         Technology Portfolio (Class B) (5/00; 1/96)(h)         (26.45)    (34.60)     (26.45)   10.90        --      10.63
UAGR3         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (1.76)    4.35        --       6.48

            FIDELITY VIP

UFCO3         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (13.63)    8.86        --      14.14
UFGR3         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (18.96)   10.04     11.84      12.22
WMDC6         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(j)    (4.79)      1.28       (4.79)      --        --      23.85
UFOV3         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (22.25)    1.29      4.46       4.71

            FTVIPT

WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(k)      6.47      21.19        6.47     4.56     10.01       8.79
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(k)    (16.37)     (2.66)     (16.37)   10.14        --      12.85
PVAS1         Franklin Small Cap Value Securities Fund - Class 2
              (11/99; 5/98)(k)                                        12.42      18.93       12.42       --        --       1.91
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
PMSS1         Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(k)                                        5.64       9.71        5.64     8.72        --       9.15
UINT3         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (17.11)    (10.23)     (17.11)    3.24        --       8.21
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS3         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                          (25.84)    (20.01)     (25.84)      --        --      (1.83)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(m)    (6.51)     (3.71)      (6.51)      --        --      13.01
PSTR1         Total Return Series - Service Class (5/00; 1/95)(m)     (1.29)      6.15       (1.29)    8.80        --      11.65
PSUT1         Utilities Series - Service Class (10/00; 1/95)(m)      (25.46)    (21.83)     (25.46)    9.05        --      13.23

                                       10

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA3         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (13.76%)  12.69%    13.70%     12.92%
WOGS6         Global Securities Fund/VA, Service Shares
              (5/02; 11/90)                                              --         --(c)   (13.34)   13.84     12.40      11.28
UOHI3         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)     0.66     1.52      7.29       8.53
UOSM3         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (1.66)      --        --       2.40
WSTB6         Strategic Bond Fund/VA, Service Shares
              (5/02; 5/93)                                               --         --(c)     5.80     3.46        --       4.50

            PUTNAM VARIABLE TRUST

PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(n)                        (7.63)     (1.86)      (7.63)    6.54     10.35      11.35
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(n)                       (21.59)     (7.53)     (21.59)      --        --       8.26
UPRE3         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (19.92)      --        --       4.66
UVIS3         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (34.40)    (27.40)     (34.40)      --        --       6.07

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UBND2         Bond Fund (6/02; 10/81)(b)                                 --%        --%(c)   (1.94%)   1.98%     5.41%      8.30%
UCMG2         Cash Management Fund (5/00; 10/81)                      (5.52)     (2.06)      (5.52)    1.91      2.58       4.46
UDEI2         Diversified Equity Income Fund (6/02; 9/99)                --         --(c)    (6.97)      --        --      (2.09)
UFIF2         Federal Income Fund (5/00; 9/99)                        (3.12)      1.57       (3.12)      --        --       1.73
UGRO2         Growth Fund (6/02; 9/99)                                   --         --(c)   (37.11)      --        --     (20.06)
UNDM2         NEW DIMENSIONS FUND(R) (5/00; 5/96)                    (24.13)    (20.57)     (24.13)    7.02        --       8.23
USVA2         Partners Small Cap Value Fund (6/02; 8/01)                 --         --(c)       --       --        --      (1.83)(d)
USPF2         S&P 500 Index Fund (5/00; 5/00)                        (20.26)    (17.91)     (20.26)      --        --     (18.68)

            AIM V.I.

UABA2         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --      (5.82)(d)
UAAD2         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)   (16.29)      --        --       1.35
UAVA2         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (20.72)    6.30        --      10.88
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP2         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(f)                                         (8.76)     (7.48)      (8.76)   11.75     12.81      11.78
UPRG2         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (24.75)    (27.67)     (24.75)    9.65        --      13.57
UTEC2         Technology Portfolio (Class B) (5/00; 1/96)(h)         (32.08)    (38.12)     (32.08)    9.55        --       9.57
UAGR2         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (9.33)    2.75        --       5.94

            FIDELITY VIP

UFCO2         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (20.26)    7.44        --      13.41
UAGR2         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (25.17)    8.66     11.31      11.69
UFMC2         Mid Cap Portfolio (Service Class 2) (6/02; 12/98)(j)       --         --(c)   (12.12)      --        --      21.79
UFOV2         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (28.21)   (0.33)     3.91       4.17

            FTVIPT

URES2         Franklin Real Estate Fund - Class 2 (6/02; 1/89)(k)        --         --(c)    (1.74)    2.97      9.47       8.25
USMC2         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(k)     (22.79)    (20.87)     (22.79)    8.78        --      12.06
UVAS2         Franklin Small Cap Value Securities Fund - Class 2
              (6/02; 5/98)(k)                                            --         --(c)     3.77       --        --      (0.45)
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
UMSS2         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(k)                                        (2.51)      4.04       (2.51)    7.30        --       7.91
UINT2         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (23.47)    (14.83)     (23.47)    1.60        --       7.67
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                          (31.51)    (24.17)     (31.51)      --        --      (4.69)
UNDS2         New Discovery Series - Service Class (5/00; 5/98)(m)   (13.70)     (8.63)     (13.70)      --        --      11.05
UTRS2         Total Return Series - Service Class (5/00; 1/95)(m)     (8.90)      0.77       (8.90)    7.37        --      10.89
USUT2         Utilities Series - Service Class (6/02; 1/95)(m)           --         --(c)   (31.04)    7.67        --      12.14

                                       12

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA2         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (20.39%)  11.39%    13.18%     12.39%
UOGS2         Global Securities Fund/VA, Service Shares
              (6/02; 11/90)                                              --         --(c)   (20.00)   12.58     11.86      10.75
UOHI2         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)    (7.09)   (0.14)     6.75       7.99
UOSM2         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (9.23)      --        --       0.06
USTB2         Strategic Bond Fund/VA, Service Shares
              (6/02; 5/93)                                               --         --(c)    (2.37)    1.82        --       3.96

            PUTNAM VARIABLE TRUST

UGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(n)                        (14.73)     (5.99)     (14.73)    5.03      9.82      10.82
UIGR2         Putnam VT International Growth Fund -
              Class IB Shares (6/02; 1/97)(n)                            --         --(c)   (27.67)      --        --       6.71
UPRE2         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (26.05)      --        --       2.12
UVIS2         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (39.40)    (31.22)     (39.40)      --        --       4.55

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UBND2         Bond Fund (6/02; 10/81)(b)                                 --%        --%(c)    5.72%    3.07%     5.41%      8.30%
UCMG2         Cash Management Fund (5/00; 10/81)                       1.83       2.66        1.83     3.00      2.58       4.46
UDEI2         Diversified Equity Income Fund (6/02; 9/99)                --         --(c)     0.25       --        --       0.75
UFIF2         Federal Income Fund (5/00; 9/99)                         4.43       6.47        4.43       --        --       4.65
UGRO2         Growth Fund (6/02; 9/99)                                   --         --(c)   (32.51)      --        --     (17.72)
UNDM2         NEW DIMENSIONS FUND(R) (5/00; 5/96)                    (18.40)    (16.79)     (18.40)    7.92        --       8.83
USVA2         Partners Small Cap Value Fund (6/02; 8/01)                 --         --(c)       --       --        --       5.83(d)
USPF2         S&P 500 Index Fund (5/00; 5/00)                        (14.20)    (14.00)     (14.20)      --        --     (15.00)

            AIM V.I.

UABA2         Basic Value Fund, Series II
              (6/02; 9/01)(e)                                            --         --(c)       --       --        --       1.50(d)
UAAD2         Capital Development Fund, Series II
              (6/02; 5/98)(e)                                            --         --(c)    (9.88)      --        --       3.14
UAVA2         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (14.70)    7.22        --      10.88
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP2         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(f)                                         (1.69)     (3.08)      (1.69)   12.51     12.81      11.78
UPRG2         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (19.08)    (24.24)     (19.08)   10.47        --      13.57
UTEC2         Technology Portfolio (Class B) (5/00; 1/96)(h)         (27.04)    (35.20)     (27.04)   10.37        --      10.09
UAGR2         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (2.31)    3.80        --       5.94

            FIDELITY VIP

UFCO2         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (14.20)    8.32        --      13.61
UFGR2         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (19.54)    9.50     11.31      11.69
UMDC2         Mid Cap Portfolio (Service Class 2) (6/02; 12/98)(j)       --         --(c)    (5.34)      --        --      23.34
UFOV2         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (22.83)    0.74      3.91       4.17

            FTVIPT

URES2         Franklin Real Estate Fund - Class 2 (6/02; 1/89)(k)        --         --(c)     5.93     4.02      9.47       8.25
USMC2         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(k)     (16.95)    (17.09)     (16.95)    9.62        --      12.33
UVAS2         Franklin Small Cap Value Securities Fund - Class 2
              (6/02; 5/98)(k)                                            --         --(c)    11.77       --        --       1.32
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
UMSS2         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(k)                                         5.10       8.89        5.10     8.19        --       8.61
UINT2         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (17.69)    (10.79)     (17.69)    2.70        --       7.67
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS2         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                          (26.42)    (20.59)     (26.42)      --        --      (2.38)
UNDS2         New Discovery Series - Service Class
              (5/00; 5/98)(m)                                         (7.06)     (4.24)      (7.06)      --        --      12.47
UTRS2         Total Return Series - Service Class
              (5/00; 1/95)(m)                                         (1.84)      5.60       (1.84)    8.26        --      11.12
USUT2         Utilities Series - Service Class (6/02; 1/95)(m)           --         --(c)   (25.91)    8.55        --      12.36

                                       14

                                                                        PERFORMANCE                        PERFORMANCE
                                                                     OF THE SUBACCOUNT                     OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA2         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (14.33%)  12.16%    13.18%     12.39%
UOGS2         Global Securities Fund/VA, Service Shares
              (6/02; 11/90)                                              --         --(c)   (13.91)   13.31     11.86      10.75
UOHI2         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)     0.12     0.98      6.75       7.99
UOSM2         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (2.21)      --        --       1.86
USTB2         Strategic Bond Fund/VA, Service Shares
              (6/02; 5/93)                                               --         --(c)     5.26     2.91        --       3.96

            PUTNAM VARIABLE TRUST

UGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (5/00; 2/88)(n)                         (8.19)     (1.51)      (8.19)    5.99      9.82      10.82
UIGR2         Putnam VT International Growth Fund -
              Class IB Shares (6/02; 1/97)(n)                            --         --(c)   (22.25)      --        --       7.62
UPRE2         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (20.49)      --        --       4.12
UVIS2         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (35.00)    (27.99)     (35.00)      --        --       5.53

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.10% Maximum Anniversary Value Death Benefit Rider fee, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee, and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITH WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001

                                                                        PERFORMANCE                    PERFORMANCE
                                                                     OF THE SUBACCOUNT                 OF THE FUND
                                                                                SINCE                                      SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UBND1         Bond Fund (6/02; 10/81)(b)                                 --%        --%(c)   (1.19%)   2.82%     6.22%      9.11%
UCMG1         Cash Management Fund (5/00; 10/81)                      (4.78)     (1.29)      (4.78)    2.75      3.38       5.27
UDEI1         Diversified Equity Income Fund (6/02; 9/99)                --         --(c)    (6.23)      --        --      (1.32)
UFIF1         Federal Income Fund (5/00; 9/99)                        (2.64)      2.42       (2.64)      --        --       2.55
UGRO1         Growth Fund (6/02; 9/99)                                   --         --(c)   (36.37)      --        --     (19.26)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                    (23.40)    (19.92)     (23.40)    7.82        --       9.02
USVA1         Partners Small Cap Value Fund (6/02; 8/01)                 --         --(c)       --       --        --      (1.15)(d)
USPF1         S&P 500 Index Fund (5/00; 5/00)                        (19.54)    (17.10)     (19.54)      --        --     (17.88)

            AIM V.I.

UABA1         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --      (5.15)(d)
UAAD1         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)   (15.56)      --        --       2.19
UAVA1         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (19.64)    7.64        --      12.20
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP1         Growth and Income Portfolio (Class B)
              (5/00; 1/91)(f)                                         (8.02)     (6.73)      (8.02)   12.59     13.62      12.60
UPRG1         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (24.03)    (26.93)     (24.03)   10.49        --      14.39
UTEC1         Technology Portfolio (Class B) (5/00; 1/96)(h)         (31.37)    (37.39)     (31.37)   10.38        --      10.40
UAGR1         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (8.59)    3.59        --       6.74

            FIDELITY VIP

UFCO1         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (19.54)    8.27        --      14.23
UFGR1         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (24.46)    9.49     12.12      12.50
UFMC1         Mid Cap Portfolio (Service Class 2) (6/02; 12/98)(j)       --         --(c)   (11.38)      --        --      22.64
UFOV1         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (27.49)    0.46      4.72       4.98

            FTVIPT

URES1         Franklin Real Estate Fund - Class 2 (6/02; 1/89)(k)        --         --(c)    (1.00)    3.81     10.28       9.06
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(k)     (22.07)    (20.13)     (22.07)    9.61        --      12.88
UVAS1         Franklin Small Cap Value Securities Fund - Class 2
              (6/02; 5/98)(k)                                            --         --(c)     4.59       --        --       0.34
              (previously FTVIPT Franklin Value Securities
               Fund - Class 2)
UMSS1         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(k)                                        (1.77)      4.87       (1.77)    8.13        --       8.74
UINT1         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (22.75)    (14.08)     (22.75)    2.44        --       8.48
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS1         Investors Growth Stock Series -
              Service Class (5/00; 5/99)(m)                          (30.80)    (23.43)     (30.80)      --        --      (3.92)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(m)   (12.97)     (7.87)     (12.97)      --        --      11.89
UTRS1         Total Return Series - Service Class (5/00; 1/95)(m)     (8.16)      1.53       (8.16)    8.21        --      11.71
USUT1         Utilities Series - Service Class (6/02; 1/95)(m)           --         --(c)   (30.33)    8.51        --      12.97

                                       16

                                                                        PERFORMANCE                    PERFORMANCE
                                                                     OF THE SUBACCOUNT                 OF THE FUND
                                                                                SINCE                                      SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA1         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (19.66%)  12.22%    13.99%     13.20%
UOGS1         Global Securities Fund/VA, Service Shares
              (6/02; 11/90)                                              --         --(c)   (19.27)   13.41     12.68      11.56
UOHI1         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)    (6.36)    0.65      7.56       8.80
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (8.50)      --        --       0.85
USTB1         Strategic Bond Fund/VA, Service Shares
              (6/02; 5/93)                                               --         --(c)    (1.62)    2.66        --       4.76

            PUTNAM VARIABLE TRUST

UGIN1         Putnam VT Growth and Income Fund - Class IB Shares
              (5/00; 2/88)(n)                                        (14.00)     (5.23)     (14.00)    5.86     10.63      11.63
UIGR1         Putnam VT International Growth Fund - Class IB Shares
              (6/02; 1/97)(n)                                            --         --(c)   (26.96)      --        --       7.54
UPRE1         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (25.34)      --        --       2.96
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (38.70)    (30.48)     (38.70)      --        --       5.38

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

AVERAGE ANNUAL TOTAL RETURN (a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR QUALIFIED ANNUITIES WITHOUT WITHDRAWAL FOR PERIODS ENDING DEC. 31, 2001.

                                                                        PERFORMANCE                    PERFORMANCE
                                                                     OF THE SUBACCOUNT                 OF THE FUND
                                                                                SINCE                                      SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

UBND1         Bond Fund (6/02; 10/81)(b)                                 --%        --%(c)    6.53%    3.87%     6.22%      9.11%
UCMG1         Cash Management Fund (5/00; 10/81)                       2.64       3.47        2.64     3.81      3.38       5.27
UDEI1         Diversified Equity Income Fund (6/02; 9/99)                --         --(c)     1.05       --        --       1.55
UFIF1         Federal Income Fund (5/00; 9/99)                         4.96       7.31        4.96       --        --       5.45
UGRO1         Growth Fund (6/02; 9/99)                                   --         --(c)   (31.71)      --        --     (16.90)
UNDM1         NEW DIMENSIONS FUND(R) (5/00; 5/96)                    (17.61)    (16.11)     (17.61)    8.69        --       9.60
USVA1         Partners Small Cap Value Fund (6/02; 8/01)                 --         --(c)       --       --        --       6.57(d)
USPF1         S&P 500 Index Fund (5/00; 5/00)                        (13.41)    (13.15)     (13.41)      --        --     (14.16)

            AIM V.I.

UABA1         Basic Value Fund, Series II (6/02; 9/01)(e)                --         --(c)       --       --        --       2.23(d)
UAAD1         Capital Development Fund, Series II (6/02; 5/98)(e)        --         --(c)    (9.09)      --        --       3.95
UAVA1         Premier Equity Fund, Series II (6/02; 5/93)(e)             --         --(c)   (13.52)    8.52        --      12.20
              (previously AIM V.I. Value Fund, Series II)

            ALLIANCE VP

UGIP1         Growth and Income Portfolio (Class B) (5/00; 1/91)(f)   (0.89)     (2.28)      (0.89)   13.32     13.62      12.60
UPRG1         Premier Growth Portfolio (Class B) (5/00; 6/92)(g)     (18.29)    (23.47)     (18.29)   11.28        --      14.39
UTEC1         Technology Portfolio (Class B) (5/00; 1/96)(h)         (26.27)    (34.43)     (26.27)   11.18        --      10.90
UAGR1         Total Return Portfolio (Class B) (6/02; 12/92)(i)          --         --(c)    (1.51)    4.61        --       6.74

            FIDELITY VIP

UFCO1         Contrafund(R) Portfolio (Service Class 2)
              (6/02; 1/95)(j)                                            --         --(c)   (13.41)    9.13        --      14.43
UFGR1         Growth Portfolio (Service Class 2) (6/02; 10/86)(j)        --         --(c)   (18.76)   10.32     12.12      12.50
UFMC1         Mid Cap Portfolio (Service Class 2) (6/02; 12/98)(j)       --         --(c)    (4.55)      --        --      24.16
UFOV1         Overseas Portfolio (Service Class 2) (6/02; 1/87)(j)       --         --(c)   (22.06)    1.55      4.72       4.98

            FTVIPT

URES1         Franklin Real Estate Fund - Class 2 (6/02; 1/89)(k)        --         --(c)     6.74     4.82     10.28       9.06
USMC1         Franklin Small Cap Fund - Class 2 (5/00; 11/95)(k)     (16.16)    (16.31)     (16.16)   10.43        --      13.14
UVAS1         Franklin Small Cap Value Securities Fund - Class 2
              (6/02; 5/98)(k)                                            --         --(c)    12.59       --        --       2.13
              (previously FTVIPT Franklin Value Securities
              Fund - Class 2)
UMSS1         Mutual Shares Securities Fund - Class 2
              (5/00; 11/96)(k)                                         5.90       9.70        5.90     8.99        --       9.42
UINT1         Templeton Foreign Securities Fund - Class 2
              (5/00; 5/92)(l)                                        (16.90)    (10.00)     (16.90)    3.50        --       8.48
              (previously FTVIPT Templeton International
              Securities Fund)

            MFS(R)

UGRS1         Investors Growth Stock Series - Service Class
              (5/00; 5/99)(m)                                        (25.65)    (19.81)     (25.65)      --        --      (1.58)
UNDS1         New Discovery Series - Service Class (5/00; 5/98)(m)    (6.27)     (3.45)      (6.27)      --        --      13.28
UTRS1         Total Return Series - Service Class (5/00; 1/95)(m)     (1.04)      6.41       (1.04)    9.07        --      11.93
USUT1         Utilities Series - Service Class (6/02; 1/95)(m)           --         --(c)   (25.14)    9.36        --      13.17

                                       18

                                                                        PERFORMANCE                    PERFORMANCE
                                                                     OF THE SUBACCOUNT                 OF THE FUND
                                                                                SINCE                                      SINCE
SUBACCOUNT  INVESTING IN:                                          1 YEAR    COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
            OPPENHEIMER VARIABLE ACCOUNT FUNDS

UOCA1         Capital Appreciation Fund/VA, Service Shares
              (6/02; 4/85)                                               --%        --%(c)  (13.55%)  12.97%    13.99%     13.20%
UOGS1         Global Securities Fund/VA, Service Shares
              (6/02; 11/90)                                              --         --(c)   (13.12)   14.13     12.68      11.56
UOHI1         High Income Fund/VA, Service Shares (6/02; 4/86)           --         --(c)     0.92     1.78      7.56       8.80
UOSM1         Main Street Small Cap Fund/VA,
              Service Shares (6/02; 5/98)                                --         --(c)    (1.41)      --        --       2.66
USTB1         Strategic Bond Fund/VA, Service Shares
              (6/02; 5/93)                                               --         --(c)     6.06     3.71        --       4.76

            PUTNAM VARIABLE TRUST

UGIN1         Putnam VT Growth and Income Fund - Class IB Shares
              (5/00; 2/88)(n)                                         (7.40)     (0.71)      (7.40)    6.80     10.63      11.63
UIGR1         Putnam VT International Growth Fund - Class IB Shares
              (6/02; 1/97)(n)                                            --         --(c)   (21.47)      --        --       8.43
UPRE1         Putnam VT Research Fund - Class IB Shares
              (6/02; 9/98)(o)                                            --         --(c)   (19.71)      --        --       4.93
UVIS1         Putnam VT Vista Fund - Class IB Shares
              (5/00; 1/97)(n)                                        (34.24)    (27.21)     (34.24)      --        --       6.34

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 0.85% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) The subaccount did not commence operations during the year 2001 and, therefore, it has no performance.
(d) Cumulative return (not annualized) since commencement date of the fund.
(e) The historical performance information relates to that of the Fund's Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund's prospectus or Statement of Additional Information.
(f) Because Class B shares were not offered until June 1, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 1, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(i) Because Class B shares were not offered until Oct. 26, 2001, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Oct. 26, 2001, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(j) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(m) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(n) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(o) The fund's performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect the fund's total return would have been lower. This fund was formerly offered on a limited basis and had limited assets.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000
                    payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND
ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include:

- the effect of any applicable withdrawal charge, or
- any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                             YIELD = 2[(a - b + 1) TO THE POWER OF 6 - 1]
                                        -----
                                          cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

ANNUALIZED YIELDS BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001

SUBACCOUNT      INVESTING IN:                                       SIMPLE YIELD
UFIF1           AXP(R) Variable Portfolio - Federal Income Fund         5.59%
UFIF2           AXP(R) Variable Portfolio - Federal Income Fund         5.49%
UFIF3           AXP(R) Variable Portfolio - Federal Income Fund         5.60%
UFIF4           AXP(R) Variable Portfolio - Federal Income Fund         5.59%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                www.ambest.com
Fitch                                    www.fitchratings.com
Moody's                                  www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                                                   $   1.05   $   1.01   $   1.00
Accumulation unit value at end of period                                                         $   1.11   $   1.05   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                                99         82         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UCMG1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                   $   1.03   $   1.00         --
Accumulation unit value at end of period                                                         $   1.06   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                               554         53         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UCMG2(2),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                   $   1.00   $   1.00         --
Accumulation unit value at end of period                                                         $   1.01   $   1.00         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,828         --         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                   $   1.05   $   1.01   $   1.00
Accumulation unit value at end of period                                                         $   1.08   $   1.05   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                             2,250         --         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UCMG4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                                   $   1.03   $   1.00         --
Accumulation unit value at end of period                                                         $   1.05   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)                             3,857        618         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
EQUITY INCOME FUND)

Accumulation unit value at beginning of period                                                   $   1.00   $   1.02   $   1.00
Accumulation unit value at end of period                                                         $   1.01   $   1.00   $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                               342        244         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UFIF1(2),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                   $   1.06   $   1.00         --
Accumulation unit value at end of period                                                         $   1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                                30         --         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UFIF2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                   $   1.05   $   1.00         --
Accumulation unit value at end of period                                                         $   1.10   $   1.05         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,495         25         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UFIF3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                   $   1.06   $   1.00         --
Accumulation unit value at end of period                                                         $   1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                               799         15         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UFIF4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period                                                   $   1.06   $   1.00         --
Accumulation unit value at end of period                                                         $   1.11   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,321         34         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

                                       23

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDM1(2),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R))

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.76   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                20         --         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDM2(2),(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW
DIMENSIONS FUND(R))

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.76   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                                81         --         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period                                                   $   1.03   $   1.15   $   1.00
Accumulation unit value at end of period                                                         $   0.85   $   1.03   $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                             3,478      1,937         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDM4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.75   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               193         32         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USPF1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               112          7         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USPF2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,567          2         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USPF3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               817         34         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USPF4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500 INDEX FUND)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,756        110         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIP1(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.97   $   1.00         --
Accumulation unit value at end of period                                                         $   0.97   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                               640         31         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIP2(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.97   $   1.00         --
Accumulation unit value at end of period                                                         $   0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                             3,601         65         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIP3(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.97   $   1.00         --
Accumulation unit value at end of period                                                         $   0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,152        213         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

                                       24

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UGIP4(2) (INVESTING IN SHARES OF ALLIANCE VP GROWTH AND INCOME PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.97   $   1.00         --
Accumulation unit value at end of period                                                         $   0.96   $   0.97         --
Number of accumulation units outstanding at end of period (000 omitted)                             4,722        292         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UPRG1(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.80   $   1.00         --
Accumulation unit value at end of period                                                         $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                               741         47         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UPRG2(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.80   $   1.00         --
Accumulation unit value at end of period                                                         $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                             3,531        438         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UPRG3(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.80   $   1.00         --
Accumulation unit value at end of period                                                         $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,944        426         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UPRG4(2) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.80   $   1.00         --
Accumulation unit value at end of period                                                         $   0.65   $   0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                             5,808        700         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTEC1(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.69   $   1.00         --
Accumulation unit value at end of period                                                         $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                               364         44         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTEC2(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.69   $   1.00         --
Accumulation unit value at end of period                                                         $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,387        216         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTEC3(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.69   $   1.00         --
Accumulation unit value at end of period                                                         $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                               793        277         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTEC4(2) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))

Accumulation unit value at beginning of period                                                   $   0.69   $   1.00         --
Accumulation unit value at end of period                                                         $   0.51   $   0.69         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,237        456         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT WMDC6(4) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))

Accumulation unit value at beginning of period                                                   $   1.00         --         --
Accumulation unit value at end of period                                                         $   1.06         --         --
Number of accumulation units outstanding at end of period (000 omitted)                               522         --         --
Ratio of operating expense to average net assets                                                     1.25%        --         --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT WRES6(5) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.34   $   1.00         --
Accumulation unit value at end of period                                                         $   1.42   $   1.34         --
Number of accumulation units outstanding at end of period (000 omitted)                               488        144         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

                                       25

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT USMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   0.90   $   1.00         --
Accumulation unit value at end of period                                                         $   0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                               312         52         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USMC2(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   0.90   $   1.00         --
Accumulation unit value at end of period                                                         $   0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,165        202         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.21   $   1.43   $   1.00
Accumulation unit value at end of period                                                         $   1.01   $   1.21   $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                             2,844        855         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT USMC4(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   0.90   $   1.00         --
Accumulation unit value at end of period                                                         $   0.75   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                             4,683        349         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.29   $   1.04   $   1.00
Accumulation unit value at end of period                                                         $   1.45   $   1.29   $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                 2         --         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.09   $   1.00         --
Accumulation unit value at end of period                                                         $   1.16   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                                61         21         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UMSS2(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.09   $   1.00         --
Accumulation unit value at end of period                                                         $   1.16   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,321          7         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.16   $   1.03   $   1.00
Accumulation unit value at end of period                                                         $   1.22   $   1.16   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                               252         --         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UMSS4(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.09   $   1.00         --
Accumulation unit value at end of period                                                         $   1.15   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,374         15         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UINT1(2),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.02   $   1.00         --
Accumulation unit value at end of period                                                         $   0.85   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                               324         22         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

                                       26

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UINT2(2),(3),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.02   $   1.00         --
Accumulation unit value at end of period                                                         $   0.85   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                               887         --         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UINT3(2),(3),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.02   $   1.00         --
Accumulation unit value at end of period                                                         $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                               514         52         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UINT4(2),(6) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES
FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period                                                   $   1.02   $   1.00         --
Accumulation unit value at end of period                                                         $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,576         53         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGRS1(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS)

Accumulation unit value at beginning of period                                                   $   0.95   $   1.00         --
Accumulation unit value at end of period                                                         $   0.71   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                               326          3         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGRS2(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS)

Accumulation unit value at beginning of period                                                   $   0.95   $   1.00         --
Accumulation unit value at end of period                                                         $   0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,288         71         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGRS3(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS)

Accumulation unit value at beginning of period                                                   $   0.95   $   1.00         --
Accumulation unit value at end of period                                                         $   0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                               662         75         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGRS4(2) (INVESTING IN SHARES OF MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE
CLASS)

Accumulation unit value at beginning of period                                                   $   0.95   $   1.00         --
Accumulation unit value at end of period                                                         $   0.70   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,928        187         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDS1(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.01   $   1.00         --
Accumulation unit value at end of period                                                         $   0.95   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                               115         27         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDS2(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.01   $   1.00         --
Accumulation unit value at end of period                                                         $   0.95   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                               317          7         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSND1(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   0.93   $   1.00         --
Accumulation unit value at end of period                                                         $   0.87   $   0.93         --
Number of accumulation units outstanding at end of period (000 omitted)                               293         35         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

                                       27

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UNDS4(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.01   $   1.00         --
Accumulation unit value at end of period                                                         $   0.94   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                               454         76         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTRS1(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.12   $   1.00         --
Accumulation unit value at end of period                                                         $   1.10   $   1.12         --
Number of accumulation units outstanding at end of period (000 omitted)                               792         45         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTRS2(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.12   $   1.00         --
Accumulation unit value at end of period                                                         $   1.10   $   1.12         --
Number of accumulation units outstanding at end of period (000 omitted)                             3,440         86         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSTR1(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.06   $   1.00         --
Accumulation unit value at end of period                                                         $   1.05   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,861         23         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UTRS4(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.11   $   1.00         --
Accumulation unit value at end of period                                                         $   1.10   $   1.11         --
Number of accumulation units outstanding at end of period (000 omitted)                             3,493        141         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PSUT1(7) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)

Accumulation unit value at beginning of period                                                   $   1.01   $   1.00         --
Accumulation unit value at end of period                                                         $   0.75   $   1.01         --
Number of accumulation units outstanding at end of period (000 omitted)                               126          7         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIN1(2),(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS
IB SHARES)

Accumulation unit value at beginning of period                                                   $   1.07   $   1.00         --
Accumulation unit value at end of period                                                         $   0.99   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                               287         --         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIN2(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   1.07   $   1.00         --
Accumulation unit value at end of period                                                         $   0.99   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,166         31         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   1.03   $   0.97   $   1.00
Accumulation unit value at end of period                                                         $   0.95   $   1.03   $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                               963        146         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UGIN4(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   1.07   $   1.00         --
Accumulation unit value at end of period                                                         $   0.98   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,109         17         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB
SHARES)

Accumulation unit value at beginning of period                                                   $   1.15   $   1.29   $   1.00
Accumulation unit value at end of period                                                         $   0.90   $   1.15   $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                             4,731      2,474         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%      1.25%
----------------------------------------------------------------------------------------------------------------------------------

                                       28

YEAR ENDED DEC. 31,                                                                                2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT UVIS1(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                               265         35         --
Ratio of operating expense to average net assets                                                     1.00%      1.00%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UVIS2(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                             2,325        216         --
Ratio of operating expense to average net assets                                                     1.10%      1.10%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UVIS3(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                             1,024        152         --
Ratio of operating expense to average net assets                                                     1.25%      1.25%        --
----------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UVIS4(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period                                                   $   0.92   $   1.00         --
Accumulation unit value at end of period                                                         $   0.60   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)                             7,086        487         --
Ratio of operating expense to average net assets                                                     1.35%      1.35%        --
----------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on May 30, 2000.
(3) The subaccount had no contract activity as of Dec. 31, 2000.
(4) Operations commenced on May 1, 2001.
(5) Operations commenced on March 3, 2000.
(6) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(7) Operations commenced on Oct. 23, 2000.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations Variable Annuity (comprised of subaccounts PBND1, UCMG1, UCMG2, PCMG1, UCMG4, PDEI1, UFIF1, UFIF2, UFIF3, UFIF4, UNDM1, UNDM2, PNDM1, UNDM4, USPF1, USPF2, USPF3, USPF4, UGIP1, UGIP2, UGIP3, UGIP4, UPRG1, UPRG2, UPRG3, UPRG4, UTEC1, UTEC2, UTEC3, UTEC4, WMDC6, WRES6, USMC1, USMC2, PSMC1, USMC4, PVAS1, UMSS1, UMSS2, PMSS1, UMSS4, UINT1, UINT2, UINT3, UINT4, UGRS1, UGRS2, UGRS3, UGRS4, UNDS1, UNDS2, PSND1, UNDS4, UTRS1, UTRS2, PSTR1, UTRS4, PSUT1, UGIN1, UGIN2, PGIN1, UGIN4, PIGR1, UVIS1, UVIS2, UVIS3, and UVIS4) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Innovations Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001                        PBND1         UCMG1         UCMG2         PCMG1         UCMG4         PDEI1        UFIF1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                          $    108,724  $    564,578  $  2,860,577  $  2,418,388  $  4,036,477  $    335,431  $    31,918
                                    -----------------------------------------------------------------------------------------------
   at market value                  $    110,307  $    564,562  $  2,860,504  $  2,418,326  $  4,036,385  $    344,753  $    31,885
Dividends receivable                         515           849         4,222         3,613         6,015            --          149

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            --        20,846            --         3,750        16,615            --          838
Receivable from mutual funds and
 portfolios for share redemptions             --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                             110,822       586,257     2,864,726     2,425,689     4,059,015       344,753       32,872
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee            103           407         2,257         2,243         4,070           292           23
   Issue and administrative
    expense charge                            14            72           356           306           509            40            4
   Contract terminations                      --            --         4,715            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                    --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            117           479         7,328         2,549         4,579           332           27
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period        110,705       585,778     2,857,398     2,423,140     4,054,436       344,421       32,845
Net assets applicable to
 contracts in payment period                  --            --            --            --            --            --           --
===================================================================================================================================
Total net assets                    $    110,705  $    585,778  $  2,857,398  $  2,423,140  $  4,054,436  $    344,421  $    32,845
===================================================================================================================================
Accumulation units outstanding            99,294       554,322     2,828,091     2,250,084     3,857,418       341,828       29,537
===================================================================================================================================
Net asset value per accumulation
 unit                               $       1.11 $       1.06   $       1.01  $       1.08  $       1.05  $       1.01  $      1.11
===================================================================================================================================

See accompanying notes to financial statements.

                                       31

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UFIF2         UFIF3         UFIF4         UNDM1         UNDM2         PNDM1        UNDM4
ASSETS

Investments in shares of mutual
 funds and portfolios:

   at cost                          $  2,743,808  $    886,081  $  1,455,170  $     15,436  $     59,735  $  3,642,857  $   154,634
                                    -----------------------------------------------------------------------------------------------
   at market value                  $  2,741,084  $    886,045  $  1,455,262  $     15,226  $     61,358  $  2,970,275  $   145,479
Dividends receivable                      11,455         3,863         6,575            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                         3,518         1,583         9,224            --            --        38,017           --
Receivable from mutual funds and
 portfolios for share redemptions             --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                           2,756,057       891,491     1,471,061        15,226        61,358     3,008,292      145,479
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:
   Mortality and expense risk fee          1,979           775         1,438            11            42         2,734          146
   Issue and administrative
    expense charge                           312           106           180             2             7           373           18
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                    --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          2,291           881         1,618            13            49         3,107          164
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period      2,753,766       890,610     1,469,443        15,213        61,309     2,958,110      145,315
Net assets applicable to
 contracts in payment period                  --            --            --            --            --        47,075           --
===================================================================================================================================
Total net assets                    $  2,753,766  $    890,610  $  1,469,443  $     15,213  $     61,309  $  3,005,185  $   145,315
===================================================================================================================================
Accumulation units outstanding         2,495,317       798,992     1,320,542        20,086        80,914     3,478,255      193,128
===================================================================================================================================
Net asset value per accumulation
 unit                               $       1.10  $       1.11  $       1.11  $       0.76  $       0.76  $       0.85  $      0.75
===================================================================================================================================

See accompanying notes to financial statements.

                                       32

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)           USPF1         USPF2         USPF3         USPF4         UGIP1        UGPIP2        UGIP3
ASSETS

Investments in shares of mutual
 funds and portfolios:

   at cost                          $     89,303  $  1,205,347  $    665,140  $  1,393,716  $    636,530  $  3,470,735  $ 2,115,203
                                    -----------------------------------------------------------------------------------------------
   at market value                  $     89,706  $  1,227,541  $    655,785  $  1,399,021  $    617,845  $  3,468,811  $ 2,074,879
Dividends receivable                          --            --            --            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            --        24,484         2,080           839        20,682        26,538        2,698

Receivable from mutual funds and
 portfolios for share redemptions             --            --            --            --           493         2,904        2,126
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                              89,706     1,252,025       657,865     1,399,860       639,020     3,498,253    2,079,703
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:
   Mortality and expense risk fee             60           808           578         1,315           419         2,508        1,871
   Issue and administrative
    expense charge                            10           128            79           164            74           396          255
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                    --            --            --            --        20,583        26,538        2,698
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             70           936           657         1,479        21,076        29,442        4,824
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period         89,563     1,251,089       651,137     1,398,381       617,944     3,468,811    2,068,402
Net assets applicable to
 contracts in payment period                  73            --         6,071            --            --            --        6,477
===================================================================================================================================
Total net assets                    $     89,636  $  1,251,089  $    657,208  $  1,398,381  $    617,944  $  3,468,811  $ 2,074,879
===================================================================================================================================
Accumulation units outstanding           111,916     1,567,437       816,890     1,756,399       640,320     3,600,756    2,151,801
===================================================================================================================================
Net asset value per accumulation
 unit                               $       0.80  $       0.80  $       0.80  $       0.80  $       0.97  $       0.96  $      0.96
===================================================================================================================================

See accompanying notes to financial statements.

                                       33

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          UGIP4         UPRG1         UPRG2         UPRG3         UPRG4         UTEC1        UTEC2
ASSETS

Investments in shares of mutual
 funds and portfolios:

   at cost                          $  4,600,810  $    518,003  $  2,573,961  $  1,415,110  $  4,139,970  $    213,563  $   861,465
                                    -----------------------------------------------------------------------------------------------
   at market value                  $  4,531,354  $    484,925  $  2,307,840  $  1,267,770  $  3,781,643  $    186,397  $   708,874
Dividends receivable                          --            --            --            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                        28,532         1,313         6,386         1,625         9,308            --        6,792
Receivable from mutual funds and
 portfolios for share redemptions          4,858           398         2,076         1,310         4,170           155          647
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                           4,564,744       486,636     2,316,302     1,270,705     3,795,121       186,552      716,313
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee          4,318           338         1,793         1,153         3,707           132          559
   Issue and administrative
    expense charge                           540            60           283           157           463            23           88
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                28,532         1,313         6,386         1,625         9,308            --        6,792
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         33,390         1,711         8,462         2,935        13,478           155        7,439
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period      4,531,354       484,925     2,307,840     1,267,770     3,781,643       186,397      708,874
Net assets applicable to
 contracts in payment period                  --            --            --            --            --            --           --
===================================================================================================================================
Total net assets                    $  4,531,354  $    484,925  $  2,307,840  $  1,267,770  $  3,781,643  $    186,397  $   708,874
===================================================================================================================================
Accumulation units outstanding         4,721,969       740,893     3,530,935     1,944,137     5,808,378       363,975    1,386,796
===================================================================================================================================
Net asset value per accumulation
 unit                               $       0.96  $       0.65  $       0.65  $       0.65  $       0.65  $       0.51  $      0.51
===================================================================================================================================

See accompanying notes to financial statements.

                                       34

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UTEC3         UTEC4         WMDC6         WRES6         USMC1         USMC2        PSMC1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                          $    510,722  $  1,385,314  $    531,717  $    662,676  $    232,467  $  1,671,138  $ 3,152,070
                                    -----------------------------------------------------------------------------------------------
   at market value                  $    404,351  $  1,139,766  $    555,738  $    694,955  $    235,418  $  1,630,211  $ 2,884,175
Dividends receivable                          --            --            --            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            91         3,606        43,665        61,285            10           913       34,078
Receivable from mutual funds and
 portfolios for share redemptions            419         1,271           469           583           193         1,499        2,971
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                             404,861     1,144,643       599,872       756,823       235,621     1,632,623    2,921,224
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee            369         1,130           413           513           164         1,295        2,615
   Issue and administrative expense
    charge                                    50           141            56            70            29           204          356
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                    91         3,606        43,665        61,285            10           913       34,078
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            510         4,877        44,134        61,868           203         2,412       37,049
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period        404,351     1,139,766       555,738       694,955       235,418     1,630,211    2,873,316
Net assets applicable to
 contracts in payment period                  --            --            --            --            --            --       10,859
===================================================================================================================================
Total net assets                    $    404,351  $  1,139,766  $    555,738  $    694,955  $    235,418  $  1,630,211  $ 2,884,175
===================================================================================================================================
Accumulation units outstanding           792,626     2,236,653       522,139       488,420       311,929     2,164,774    2,844,121
===================================================================================================================================
Net asset value per accumulation
 unit                               $       0.51  $       0.51  $       1.06  $       1.42  $       0.75  $       0.75  $      1.01
===================================================================================================================================

See accompanying notes to financial statements.

                                       35

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          USMC4         PVAS1         UMSS1         UMSS2         PMSS1         UMSS4        UINT1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                          $  3,495,778  $      2,625  $     69,881  $  1,499,298  $    308,138  $  1,574,986  $   299,277
                                    -----------------------------------------------------------------------------------------------
   at market value                  $  3,513,959  $      2,916  $     71,298  $  1,529,647  $    307,457  $  1,584,855  $   274,624
Dividends receivable                          --            --            --            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                        11,788            --            --        19,865         3,634        15,386        3,703
Receivable from mutual funds and
 portfolios for share redemptions          3,855             3            60         1,273           275         1,666          219
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                           3,529,602         2,919        71,358     1,550,785       311,366     1,601,907      278,546
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee          3,427             3            51         1,099           242         1,481          186
   Issue and administrative
    expense charge                           428            --             9           174            33           185           33
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                11,788            --            --        19,865         3,634        15,386        3,703
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         15,643             3            60        21,138         3,909        17,052        3,922
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period      3,513,959         2,916        71,298     1,529,647       307,457     1,584,855      274,624
Net assets applicable to
 contracts in payment period                  --            --            --            --            --            --           --
===================================================================================================================================
Total net assets                    $  3,513,959  $      2,916  $     71,298  $  1,529,647  $    307,457  $  1,584,855  $   274,624
===================================================================================================================================
Accumulation units outstanding         4,682,976         2,015        61,488     1,321,211       251,581     1,373,613      324,353
===================================================================================================================================
Net asset value per accumulation
 unit                               $       0.75  $       1.45  $       1.16  $       1.16  $       1.22  $       1.15  $      0.85
===================================================================================================================================

See accompanying notes to financial statements.

                                       36

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UINT2         UINT3         UINT4         UGRS1         UGRS2         UGRS3        UGRS4
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                          $    807,452  $    470,526  $  1,543,373  $    239,321  $  1,648,497  $    491,477  $ 1,432,726
                                    -----------------------------------------------------------------------------------------------
   at market value                  $    749,772  $    433,473  $  1,327,193  $    229,711  $  1,610,448  $    468,790  $ 1,351,667
Dividends receivable                          --            --            --            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                        13,648            72         9,886            --            --         1,621        6,898
Receivable from mutual funds and
 portfolios for share redemptions            678           449         1,466           191         1,487           488        1,463
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                             764,098       433,994     1,338,545       229,902     1,611,935       470,899    1,360,028
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee            586           395         1,303           162         1,284           429        1,300
   Issue and administrative
    expense charge                            92            54           163            29           203            59          163
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                13,648            72         9,886            --            --         1,621        6,898
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         14,326           521        11,352           191         1,487         2,109        8,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period        749,772       433,473     1,327,193       229,711     1,610,448       465,188    1,351,667
Net assets applicable to
 contracts in payment period                  --            --            --            --            --         3,602           --
===================================================================================================================================
Total net assets                    $    749,772  $    433,473  $  1,327,193    $  229,711  $  1,610,448  $    468,790  $ 1,351,667
===================================================================================================================================
Accumulation units outstanding           887,194       514,024     1,576,124       325,776     2,287,766       662,411    1,927,955
===================================================================================================================================
Net asset value per accumulation
 unit                               $       0.85  $       0.84  $       0.84  $       0.71  $       0.70  $       0.70  $      0.70
===================================================================================================================================

See accompanying notes to financial statements.

                                       37

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)           UNDS1         UNDS2         PSND1         UNDS4         UTRS1         UTRS2        PSTR1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                          $    109,250  $    291,582  $    255,435  $    426,683  $    869,542  $  3,738,050  $ 1,942,793
                                    -----------------------------------------------------------------------------------------------
   at market value                  $    108,643  $    299,245  $    258,449  $    428,041  $    875,489  $  3,794,238  $ 1,953,153
Dividends receivable                          --            --            --            --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                            --           334         1,115           826        34,405        26,599        7,488
Receivable from mutual funds and
 portfolios for share redemptions             91           274           269           450           701         3,240        1,951
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                             108,734       299,853       259,833       429,317       910,595     3,824,077    1,962,592
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee             77           238           237           400           596         2,798        1,717
   Issue and administrative expense
    charge                                    14            37            32            50           105           442          234
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                    --            --         1,115           826        34,405        26,599        7,488
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                             91           275         1,384         1,276        35,106        29,839        9,439
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period        108,643       299,578       254,471       428,041       875,489     3,794,238    1,953,153
Net assets applicable to
 contracts in payment period                  --            --         3,978            --            --            --           --
===================================================================================================================================
Total net assets                    $    108,643  $    299,578  $    258,449  $    428,041  $    875,489  $  3,794,238  $ 1,953,153
===================================================================================================================================
Accumulation units outstanding           114,771       316,914       293,016       454,426       792,426     3,439,804    1,861,342
===================================================================================================================================
Net asset value per accumulation
 unit                               $       0.95  $       0.95  $       0.87  $       0.94  $       1.10  $       1.10  $      1.05
===================================================================================================================================

See accompanying notes to financial statements.

                                       38

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UTRS4         PSUT1         UGIN1         UGIN2         PGIN1         UGIN4        PIGR1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                          $  3,821,742  $    104,595  $    295,458  $  1,185,569  $    935,028  $  1,108,085  $ 5,499,292
                                    -----------------------------------------------------------------------------------------------
   at market value                  $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483  $  1,091,044  $ 4,269,371
Dividends receivable                          --            --            --          -  -            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                        15,336            --         1,313            --         7,946         6,252        3,935
Receivable from mutual funds and
 portfolios for share redemptions          4,185            95           240         1,032           892         1,199        4,472
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                           3,858,210        94,848       286,108     1,153,738       927,321     1,098,495    4,277,778
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee          3,720            84           204           891           785         1,066        3,935
   Issue and administrative
    expense charge                           465            11            36           141           107           133          537
   Contract terminations                      --            --            --            --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                15,336            --         1,313            --         7,946         6,252        3,935
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                         19,521            95         1,553         1,032         8,838         7,451        8,407
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period      3,838,689        94,753       284,555     1,152,706       918,483     1,091,044    4,256,362
Net assets applicable to
 contracts in payment period                  --            --            --            --            --            --       13,009
===================================================================================================================================
Total net assets                    $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483  $  1,091,044  $ 4,269,371
===================================================================================================================================
Accumulation units outstanding         3,493,459       126,281       287,498     1,166,067       963,282     1,108,568    4,730,889
===================================================================================================================================
Net asset value per accumulation
 unit                               $       1.10  $       0.75  $       0.99  $       0.99  $       0.95  $       0.98  $      0.90
===================================================================================================================================

See accompanying notes to financial statements.

                                       39

                                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                              -----------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                     UVIS1         UVIS2         UVIS3        UVIS4
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                                                    $    189,482  $  1,641,808  $    732,620  $ 4,717,227
                                                                              -----------------------------------------------------
   at market value                                                            $    160,093  $  1,403,394  $    618,023  $ 4,259,889
Dividends receivable                                                                    --            --            --           --

Accounts receivable from American
 Enterprise Life for contract
 purchase payments                                                                      --            --           139          383
Receivable from mutual funds and
 portfolios for share redemptions                                                      134         1,286           644        4,741
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                       160,227     1,404,680       618,806    4,265,013
===================================================================================================================================

LIABILITIES

Payable to American Enterprise
 Life for:

   Mortality and expense risk fee                                                      114         1,111           567        4,214
   Issue and administrative
    expense charge                                                                      20           175            77          527
   Contract terminations                                                                --            --            --           --
Payable to mutual funds and
 portfolios for investments
 purchased                                                                              --            --           139          383
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                      134         1,286           783        5,124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
 contracts in accumulation period                                                  160,093     1,403,394       616,352    4,259,889
Net assets applicable to
 contracts in payment period                                                            --            --         1,671           --
===================================================================================================================================
Total net assets                                                              $    160,093  $ 1,403,394$       618,023  $ 4,259,889
===================================================================================================================================
Accumulation units outstanding                                                     264,816     2,325,424     1,023,651    7,085,506
===================================================================================================================================
Net asset value per accumulation
 unit                                                                         $       0.60  $       0.60  $       0.60  $      0.60
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001            PBND1         UCMG1         UCMG2         PCMG1         UCMG4      PDEI1           UFIF1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $      5,810  $      9,702  $     38,227  $     25,379  $     61,769  $      2,671  $       675
Variable account expenses                  1,141         3,339        15,122        12,071        28,012         3,158          160
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            4,669         6,363        23,105        13,308        33,757          (487)         515
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                     9,351       427,770       716,961       333,971       601,905       479,603       13,277

   Cost of investments sold                9,082       427,768       716,966       333,972       601,903       448,680       13,060
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                              269             2            (5)           (1)            2        30,923          217

Distributions from capital gains              --            --            --            --            --            --           --

Net change in unrealized
 appreciation or depreciation of
 investments                                 398           (17)          (73)          (59)         (106)          870          (36)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               667           (15)          (78)          (60)         (104)       31,793          181
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $      5,336  $      6,348  $     23,027  $     13,248  $     33,653  $     31,306  $       696
===================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UFIF2         UFIF3         UFIF4         UNDM1         UNDM2      PNDM1           UNDM4
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $     39,529  $     14,171  $     26,949  $         20  $         56  $      6,170  $       260

Variable account expenses                  9,929         4,061         8,299            59           141        32,623        1,227
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           29,600        10,110        18,650           (39)          (85)      (26,453)        (967)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                    26,851        20,776        43,527           132           497       548,441       22,443

   Cost of investments sold               26,662        20,599        43,241           171           555       651,343       23,884
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                              189           177           286           (39)          (58)     (102,902)      (1,441)

Distributions from capital gains              --            --            --            --            --            --           --

Net change in unrealized
 appreciation or depreciation of
 investments                              (3,138)         (258)         (258)         (193)        1,623      (331,473)      (9,092)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (2,949)          (81)           28          (232)        1,565      (434,375)     (10,533)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $     26,651  $     10,029  $     18,678  $       (271) $      1,480  $   (460,828) $   (11,500)
===================================================================================================================================

See accompanying notes to financial statements.

                                       41

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            USPF1         USPF2         USPF3         USPF4         UGIP1         UGIP2        UGIP3
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios               $        438  $      3,082  $      3,108  $      5,350  $      1,636  $      4,319  $    4,372

Variable account expenses                    380         2,812         3,766         6,658         3,056        13,293      11,742
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               58           270          (658)       (1,308)       (1,420)       (8,974)     (7,370)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                    24,543        15,697        50,729       129,539        78,806        94,504      472,750

   Cost of investments sold               30,186        17,828        55,777       135,642        83,517        98,210      468,350
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                           (5,643)       (2,131)       (5,048)       (6,103)       (4,711)       (3,706)       4,400

Distributions from capital gains              --            --            --            --        11,803        31,868       30,507

Net change in unrealized
 appreciation or depreciation of
 investments                                 340        22,236        (7,750)        6,924       (19,696)       (3,692)     (45,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (5,303)       20,105       (12,798)          821       (12,604)       24,470      (10,629)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $     (5,245) $     20,375  $    (13,456) $       (487) $    (14,024) $     15,496  $   (17,999)
===================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UGIP4         UPRG1         UPRG2         UPRG3         UPRG4         UTEC1        UTEC2
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $      8,702  $         --  $         --  $         --  $         --  $         --  $        --

Variable account expenses                 26,164         2,639        15,296         9,623        28,785         1,202        5,216
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (17,462)       (2,639)      (15,296)       (9,623)      (28,785)       (1,202)      (5,216)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                   196,085        81,346       307,219       265,081       230,387        34,701       68,511

   Cost of investments sold              194,904        92,291       363,508       292,354       276,244        45,955       88,050
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                            1,181       (10,945)      (56,289)      (27,273)      (45,857)      (11,254)     (19,539)

Distributions from capital gains          63,243        12,516        78,187        39,199       107,952         9,092       43,864

Net change in unrealized
 appreciation or depreciation of
 investments                             (80,924)      (30,139)     (225,949)     (114,420)     (322,924)      (23,626)    (117,149)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (16,500)      (28,568)     (204,051)     (102,494)     (260,829)      (25,788)     (92,824)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $    (33,962) $    (31,207) $   (219,347) $   (112,117) $   (289,614) $    (26,990) $   (98,040)
===================================================================================================================================

See accompanying notes to financial statements.

                                       42

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)           UTEC3         UTEC4         WMDC6(1)      WRES6         USMC1         USMC2        PSMC1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $         --  $         --  $         --  $     12,298  $        342  $      3,037  $     5,948

Variable account expenses                  3,881        10,157         1,260         4,006         1,233        10,071       22,126
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (3,881)      (10,157)       (1,260)        8,292          (891)       (7,034)     (16,178)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                   104,729        88,176        16,966        12,494       102,631       139,208      150,739

   Cost of investments sold              144,507       118,651        17,020        11,958       116,982       147,883      192,078
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                          (39,778)      (30,475)          (54)          536       (14,351)       (8,675)     (41,339)

Distributions from capital gains          28,351        64,851            --            --            --            --           --

Net change in unrealized
 appreciation or depreciation of
 investments                             (73,364)     (210,940)       24,021        18,872         8,079       (29,021)     (94,204)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (84,791)     (176,564)       23,967        19,408        (6,272)      (37,696)    (135,543)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $    (88,672) $   (186,721) $     22,707  $     27,700  $     (7,163) $    (44,730) $  (151,721)
===================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            USMC4         PVAS1         UMSS1         UMSS2         PMSS1         UMSS4        UINT1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $      5,546  $         11  $        664  $      2,331  $        927  $      6,812  $     3,151

Variable account expenses                 22,608            23           412         4,077         1,128         7,557        1,439
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (17,062)          (12)          252        (1,746)         (201)         (745)       1,712
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                   135,383         3,462        25,346         5,555        12,908       205,810      152,773

   Cost of investments sold              149,927         3,661        26,494         5,386        13,948       212,408      171,790
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                          (14,544)         (199)       (1,148)          169        (1,040)       (6,598)     (19,017)

Distributions from capital gains              --            60         2,232         7,835         3,119        22,901       24,784

Net change in unrealized
 appreciation or depreciation of
 investments                              41,562           215           417        30,138          (720)        9,035      (25,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            27,018            76         1,501        38,142         1,359        25,338      (19,656)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $      9,956  $         64  $      1,753  $     36,396  $      1,158  $     24,593  $   (17,944)
===================================================================================================================================

See accompanying notes to financial statements.

                                       43

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          UINT2           UINT3         UINT4         UGRS1         UGRS2         UGRS3        UGRS4
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $      3,596  $      2,224  $     16,833  $         36  $        153  $         74  $       253

Variable account expenses                  3,210         2,252         8,565         1,442         7,509         2,761        8,467
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              386           (28)        8,268        (1,406)       (7,356)       (2,687)      (8,214)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                    69,777        35,514         8,119       284,709       156,465        53,837      145,600

   Cost of investments sold               76,566        38,731        10,922       313,579       173,990        61,634      162,871
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                           (6,789)       (3,217)       (2,803)      (28,870)      (17,525)       (7,797)     (17,271)

Distributions from capital gains          28,280        17,493       132,387           434         1,840           889        3,054

Net change in unrealized
 appreciation or depreciation of
 investments                             (57,680)      (39,171)     (217,635)       (9,657)      (35,716)      (21,945)     (75,623)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (36,189)      (24,895)      (88,051)      (38,093)      (51,401)      (28,853)     (89,840)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $    (35,803) $    (24,923) $    (79,783) $    (39,499) $    (58,757) $    (31,540) $   (98,054)
===================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UNDS1         UNDS2         PSND1         UNDS4         UTRS1         UTRS2        PSTR1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $         --  $         --  $         --  $         --  $      3,349  $     10,643  $     7,025

Variable account expenses                    675         1,699         1,686         3,138         3,733        13,200        9,870
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (675)       (1,699)       (1,686)       (3,138)         (384)       (2,557)      (2,845)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                    13,485         5,374         2,901        11,606        61,802        44,892       85,342

   Cost of investments sold               14,642         5,413         3,037        12,273        64,364        44,859       87,557
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                           (1,157)          (39)         (136)         (667)       (2,562)           33       (2,215)

Distributions from capital gains           1,401         3,233         2,532         5,451         4,972        15,799       10,429

Net change in unrealized
 appreciation or depreciation of
 investments                              (1,769)        7,589           564        (1,840)        3,929        52,353        9,745
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (1,525)       10,783         2,960         2,944         6,339        68,185       17,959
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $     (2,200) $      9,084  $      1,274  $       (194) $      5,955  $     65,628  $    15,114
===================================================================================================================================

See accompanying notes to financial statements.

                                       44

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UTRS4         PSUT1         UGIN1         UGIN2         PGIN1         UGIN4        PIGR1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                     $     14,422  $      1,614  $        262  $      2,255  $      2,958  $      3,443  $     8,753

Variable account expenses                 22,362           720         1,387         5,631         5,263         6,418       44,250
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (7,940)          894        (1,125)       (3,376)       (2,305)       (2,975)     (35,497)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                   115,989       115,617        13,335        78,122        48,984        59,818      171,073

   Cost of investments sold              118,086       126,456        14,713        80,316        49,255        63,471      222,584
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                           (2,097)      (10,839)       (1,378)       (2,194)         (271)       (3,653)     (51,511)

Distributions from capital gains          21,410         4,251           193         1,662         2,181         2,539      356,855

Net change in unrealized
 appreciation or depreciation of
 investments                              12,326        (9,882)      (10,903)      (33,781)      (23,691)      (17,560)  (1,078,665)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            31,639       (16,470)      (12,088)      (34,313)      (21,781)      (18,674)    (773,321)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations   $     23,699  $    (15,576) $    (13,213) $    (37,689) $    (24,086) $    (21,649) $  (808,818)
===================================================================================================================================

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                              -----------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                      UVIS1         UVIS2         UVIS3        UVIS4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $         --  $         --  $         --  $        --

Variable account expenses                                                            1,125         9,147         4,733       28,647
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                     (1,125)       (9,147)       (4,733)     (28,647)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of
 investments in mutual funds and
 portfolios:

   Proceeds from sales                                                              19,888       101,928       127,823      205,709

   Cost of investments sold                                                         28,260       127,736       161,166      261,723
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sale
 of investments                                                                     (8,372)      (25,808)      (33,343)     (56,014)

Distributions from capital gains                                                     7,197        53,745        32,826      116,449

Net change in unrealized
 appreciation or depreciation of
 investments                                                                       (28,617)     (220,228)     (106,432)    (417,122)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                     (29,792)     (192,291)     (106,949)    (356,687)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations                                             $    (30,917) $   (201,438) $   (111,682) $  (385,334)
===================================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001             PBND1         UCMG1         UCMG2         PCMG1         UCMG4         PDEI1        UFIF1
OPERATIONS

Investment income (loss) -- net     $      4,669  $      6,363  $     23,105  $     13,308  $     33,757  $       (487) $       515

Net realized gain (loss) on sale
 of investments                              269             2            (5)           (1)            2        30,923          217

Distributions from capital gains              --            --            --            --            --            --           --

Net change in unrealized
 appreciation or depreciation of
 investments                                 398           (17)          (73)          (59)         (106)          870          (36)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations          5,336         6,348        23,027        13,248        33,653        31,306          696
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    --        72,505       414,634       538,610       858,103       139,247       15,698

Net transfers(1)                          21,723       451,974     2,441,327     1,985,789     2,622,121       407,388       16,452

Annuity payments                              --            --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                      (1,903)           (1)      (21,590)      (22,079)      (94,490)     (477,380)          (1)

   Death benefits                             --            --            --       (92,794)           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                             19,820       524,478     2,834,371     2,409,526     3,385,734        69,255       32,149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           85,549        54,952            --           366       635,049       243,860           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $    110,705  $    585,778  $  2,857,398  $  2,423,140  $  4,054,436  $    344,421  $    32,845
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                     81,583        53,407            --           350       618,285       244,084           --

Contract purchase payments                    --        68,993       416,079       503,480       820,668       142,415       14,456

Net transfers(1)                          19,467       431,923     2,433,405     1,854,182     2,508,422       406,604       15,082

Contract terminations:

   Surrender benefits and contract
    charges                               (1,756)           (1)      (21,393)      (20,569)      (89,957)     (451,275)          (1)

   Death benefits                             --            --            --       (87,359)           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          99,294       554,322     2,828,091     2,250,084     3,857,418       341,828       29,537
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UFIF2         UFIF3         UFIF4         UNDM1         UNDM2         PNDM1        UNDM4
OPERATIONS

Investment income (loss) -- net     $     29,600  $     10,110  $     18,650  $        (39) $        (85) $    (26,453) $      (967)

Net realized gain (loss) on sale
 of investments                              189           177           286           (39)          (58)     (102,902)      (1,441)

Distributions from capital gains              --            --            --            --            --            --           --

Net change in unrealized
 appreciation or depreciation of
 investments                              (3,138)         (258)         (258)         (193)        1,623      (331,473)     (9,092)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations         26,651        10,029        18,678          (271)        1,480      (460,828)    (11,500)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             2,012,813       562,396       763,512         9,189           713       607,529       43,573

Net transfers(1)                         721,934       304,914       680,896         6,296        59,116     1,266,355       87,563

Annuity payments                              --            --            --            --            --        (7,793)          --

Contract terminations:

   Surrender benefits and
    contract charges                     (33,345)       (2,355)      (29,266)           (1)           --      (459,875)      (3,880)

   Death benefits                             --            --            --            --            --        (9,657)          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                          2,701,402       864,955     1,415,142        15,484        59,829     1,396,559      127,256
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           25,713        15,626        35,623            --            --     2,069,454       29,559
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $  2,753,766  $    890,610  $  1,469,443  $     15,213  $     61,309  $  3,005,185  $   145,315
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                     24,512        14,725        33,594            --            --     1,936,840       32,247

Contract purchase payments             1,843,436       508,795       693,532        11,414           899       687,507       49,438

Net transfers(1)                         657,659       277,596       619,878         8,673        80,015     1,355,496      111,546

Contract terminations:

   Surrender benefits and
    contract charges                     (30,290)       (2,124)      (26,462)           (1)           --      (490,439)        (103)

   Death benefits                             --            --            --            --            --       (11,149)          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       2,495,317       798,992     1,320,542        20,086        80,914     3,478,255      193,128
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)           USPF1         USPF2         USPF3         USPF4         UGIP1         UGIP2        UGIP3
OPERATIONS

Investment income (loss) -- net     $         58  $        270  $       (658) $     (1,308) $    (1,420)  $     (8,974) $    (7,370)

Net realized gain (loss) on sale
 of investments                           (5,643)       (2,131)       (5,048)       (6,103)       (4,711)       (3,706)       4,400

Distributions from capital gains              --            --            --            --        11,803         31,868      30,507

Net change in unrealized
 appreciation or depreciation of
 investments                                 340        22,236        (7,750)        6,924       (19,696)       (3,692)     (45,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations         (5,245)       20,375       (13,456)         (487)      (14,024)       15,496      (17,999)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                10,507       713,311       250,773       475,622       123,556     1,747,537      458,299

Net transfers(1)                          80,044       516,221       391,348       827,156       490,750     1,660,648    1,442,849

Annuity payments                              --            --          (617)           --            --            --         (662)

Contract terminations:

   Surrender benefits and
    contract charges                      (2,364)       (1,031)       (1,909)       (5,239)      (12,406)      (17,918)      (5,498)

   Death benefits                             --            --            --            --            --            --       (9,495)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                             88,187     1,228,501       639,595     1,297,539       601,900     3,390,267    1,885,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            6,694         2,213        31,069       101,329        30,068        63,048      207,385
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $     89,636  $  1,251,089  $    657,208  $  1,398,381  $    617,944  $  3,468,811  $ 2,074,879
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                      7,249         2,398        33,691       109,935        30,898        64,843      213,427

Contract purchase payments                12,134       911,484       305,222       617,740       123,116     1,838,249      466,484

Net transfers(1)                          95,975       655,013       488,451     1,034,977       499,688     1,716,320    1,494,953

Contract terminations:

   Surrender benefits and
    contract charges                      (3,442)       (1,458)      (10,474)       (6,253)      (13,382)      (18,656)     (12,933)

   Death benefits                             --            --            --            --            --            --      (10,130)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         111,916     1,567,437       816,890     1,756,399       640,320     3,600,756    2,151,801
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UGIP4         UPRG1         UPRG2         UPRG3         UPRG4         UTEC1        UTEC2
OPERATIONS

Investment income (loss) -- net     $    (17,462) $     (2,639) $    (15,296) $     (9,623) $    (28,785) $     (1,202) $    (5,216)

Net realized gain (loss) on sale
 of investments                            1,181       (10,945)      (56,289)      (27,273)      (45,857)      (11,254)     (19,539)

Distributions from capital gains          63,243        12,516        78,187        39,199       107,952         9,092       43,864

Net change in unrealized
 appreciation or depreciation of
 investments                             (80,924)      (30,139)     (225,949)     (114,420)     (322,924)      (23,626)    (117,149)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations        (33,962)      (31,207)     (219,347)     (112,117)     (289,614)      (26,990)     (98,040)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             1,719,362       183,888     1,008,847       157,855     1,263,458       121,241      225,007

Net transfers(1)                       2,582,443       307,876     1,212,475       895,426     2,294,705        63,114      449,913

Annuity payments                              --            --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                     (19,704)      (13,189)      (44,283)       (4,991)      (45,827)       (1,565)     (17,863)

   Death benefits                             --            --            --        (8,714)           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                          4,282,101       478,575     2,177,039     1,039,576     3,512,336       182,790      657,057
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          283,215        37,557       350,148       340,311       558,921        30,597      149,857
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $  4,531,354  $    484,925  $  2,307,840  $  1,267,770  $  3,781,643  $    186,397  $   708,874
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                    291,617        47,151       437,601       425,680       699,537        44,108      216,059

Contract purchase payments             1,764,737       261,198     1,439,428       235,669     1,827,261       209,427      429,157

Net transfers(1)                       2,684,016       453,760     1,721,277     1,303,540     3,348,164       113,615      774,951

Contract terminations:

   Surrender benefits and
    contract charges                     (18,401)      (21,216)      (67,371)       (7,238)      (66,584)       (3,175)     (33,371)

   Death benefits                             --            --            --       (13,514)           --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       4,721,969       740,893     3,530,935     1,944,137     5,808,378        363,975    1,386,796
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UTEC3         UTEC4       WMDC6(1)        WRES6         USMC1         USMC2        PSMC1
OPERATIONS

Investment income (loss) -- net     $     (3,881) $    (10,157) $     (1,260) $      8,292  $       (891) $     (7,034) $   (16,178)

Net realized gain (loss) on sale
 of investments                          (39,778)      (30,475)          (54)          536       (14,351)       (8,675)     (41,339)

Distributions from capital gains          28,351        64,851            --            --            --            --           --

Net change in unrealized
 appreciation or depreciation of
 investments                             (73,364)     (210,940)       24,021        18,872         8,079       (29,021)     (94,204)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations        (88,672)     (186,721)       22,707        27,700        (7,163)      (44,730)    (151,721)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                37,757       380,454       212,955       386,274        59,080       671,959      916,633

Net transfers(2)                         269,095       634,868       320,479        90,510       138,893       855,294    1,089,825

Annuity payments                              --            --            --            --            --            --       (1,996)

Contract terminations:

   Surrender benefits and
    contract charges                      (6,099)       (5,700)         (403)       (2,266)       (1,764)      (20,852)     (12,134)

   Death benefits                             --            --            --            --            --       (12,792)      (3,666)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                            300,753     1,009,622       533,031       474,518       196,209     1,493,609    1,988,662
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          192,270       316,865            --       192,737        46,372       181,332    1,047,234
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $    404,351  $  1,139,766  $    555,738  $    694,955  $    235,418  $  1,630,211  $ 2,884,175
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                    277,449       456,291            --       144,333        51,563       201,750      854,767

Contract purchase payments                61,650       656,452       208,795       279,345        72,243       903,416      929,167

Net transfers(2)                         464,353     1,134,580       313,727        66,425       190,494     1,105,999    1,076,833

Contract terminations:

   Surrender benefits and
    contract charges                     (10,826)      (10,670)         (383)       (1,683)       (2,371)      (28,896)     (12,748)

   Death benefits                             --            --            --            --            --       (17,495)      (3,898)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         792,626     2,236,653       522,139       488,420       311,929     2,164,774    2,844,121
===================================================================================================================================

(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)           USMC4         PVAS1         UMSS1         UMSS2         PMSS1         UMSS4        UINT1
OPERATIONS

Investment income (loss) -- net     $    (17,062) $        (12) $        252  $     (1,746) $       (201) $       (745) $     1,712

Net realized gain (loss) on sale
 of investments                          (14,544)         (199)       (1,148)          169        (1,040)       (6,598)     (19,017)

Distributions from capital gains              --            60         2,232         7,835         3,119        22,901       24,784

Net change in unrealized
 appreciation or depreciation of
 investments                              41,562           215           417        30,138          (720)        9,035      (25,423)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations          9,956            64         1,753        36,396         1,158        24,593      (17,944)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               870,195         2,501        17,737       937,965       125,964       883,909       90,371

Net transfers(1)                       2,336,944            21        28,942       551,900       180,043       706,194      188,209

Annuity payments                              --            --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                     (16,570)           (2)           (2)       (4,404)         (110)      (45,781)      (8,694)

   Death benefits                             --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                          3,190,569         2,520        46,677     1,485,461       305,897     1,544,322      269,886
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          313,434           332        22,868         7,790           402        15,940       22,682
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $  3,513,959  $      2,916  $     71,298  $  1,529,647  $    307,457  $  1,584,855  $   274,624
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                    349,234           258        20,898         7,156           347        14,596       22,275

Contract purchase payments             1,153,884         1,678        15,686       832,710       102,958       767,737      102,202

Net transfers(1)                       3,202,113            80        24,906       485,217       148,365       626,832      210,429

Contract terminations:

   Surrender benefits and
    contract charges                     (22,255)           (1)           (2)       (3,872)          (89)      (35,552)     (10,553)

   Death benefits                             --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       4,682,976         2,015        61,488     1,321,211       251,581     1,373,613      324,353
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)           UINT2         UINT3         UINT4         UGRS1         UGRS2         UGRS3        UGRS4
OPERATIONS

Investment income (loss) -- net     $        386  $        (28) $      8,268  $     (1,406) $     (7,356) $     (2,687) $    (8,214)

Net realized gain (loss) on sale
 of investments                           (6,789)       (3,217)       (2,803)      (28,870)      (17,525)       (7,797)     (17,271)

Distributions from capital gains          28,280        17,493       132,387           434         1,840           889        3,054

Net change in unrealized
 appreciation or depreciation of
 investments                             (57,680)      (39,171)     (217,635)       (9,657)      (35,716)      (21,945)     (75,623)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations        (35,803)      (24,923)      (79,783)      (39,499)      (58,757)      (31,540)     (98,054)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               494,955       336,929       371,861       160,882     1,018,839       310,998      754,789

Net transfers(1)                         307,894        68,793       982,316       108,872       639,328       121,587      526,797

Annuity payments                              --            --            --            --            --          (375)          --

Contract terminations:

   Surrender benefits and
    contract charges                      (5,189)          (94)       (1,242)       (3,784)       (8,458)       (2,766)      (8,924)

   Death benefits                        (12,085)           --            --            - -      (47,798)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                            785,575       405,628     1,352,935       265,970     1,601,911       429,444    1,272,662
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --        52,768        54,041         3,240        67,294        70,886      177,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $    749,772  $    433,473  $  1,327,193  $    229,711  $  1,610,448  $    468,790  $ 1,351,667
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                         --        51,901        53,183         3,418        71,064        74,919      187,253

Contract purchase payments               554,490       383,308       419,291       179,005     1,433,813       429,863    1,028,289

Net transfers(1)                         353,777        78,926     1,105,199       149,184       864,471       166,858      724,843

Contract terminations:

   Surrender benefits and
    contract charges                      (6,199)         (111)       (1,549)       (5,831)      (12,347)       (9,229)     (12,430)

   Death benefits                        (14,874)           --            --            --       (69,235)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         887,194       514,024     1,576,124       325,776     2,287,766       662,411    1,927,955
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UNDS1         UNDS2         PSND1         UNDS4         UTRS1         UTRS2        PSTR1
OPERATIONS

Investment income (loss) -- net     $       (675) $     (1,699) $     (1,686) $     (3,138) $       (384) $     (2,557) $    (2,845)

Net realized gain (loss) on sale
 of investments                           (1,157)          (39)         (136)         (667)       (2,562)           33       (2,215)

Distributions from capital gains           1,401         3,233         2,532         5,451         4,972        15,799       10,429

Net change in unrealized
 appreciation or depreciation of
 investments                              (1,769)        7,589           564        (1,840)        3,929        52,353        9,745
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations         (2,200)        9,084         1,274          (194)        5,955        65,628       15,114
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                20,765       124,127       129,065       221,896       216,682     2,588,289    1,070,360

Net transfers(1)                          66,314       160,521        97,859       129,860       624,486     1,063,897      881,412

Annuity payments                              --            --          (397)           --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                      (2,961)         (784)       (1,735)         (384)      (21,914)      (19,356)     (28,231)

   Death benefits                             --            --            --            --            --            --       (9,792)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                             84,118       283,864       224,792       351,372       819,254     3,632,830    1,913,749
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           26,725         6,630        32,383        76,863        50,280        95,780       24,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $    108,643  $    299,578  $    258,449  $    428,041  $    875,489  $  3,794,238  $ 1,953,153
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                     26,563         6,578        34,887        76,299        45,091        85,899       22,867

Contract purchase payments                21,207       139,838       147,654       238,430       195,081     2,391,500    1,029,091

Net transfers(1)                          70,191       171,436       117,628       140,127       572,590       980,144      846,446

Contract terminations:

   Surrender benefits and
    contract charges                      (3,190)         (938)       (7,153)         (430)      (20,336)      (17,739)     (27,533)

   Death benefits                             --            --            --            --            --            --       (9,529)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         114,771       316,914       293,016       454,426       792,426     3,439,804    1,861,342
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UTRS4         PSUT1         UGIN1         UGIN2         PGIN1         UGIN4        PIGR1
OPERATIONS

Investment income (loss) -- net     $     (7,940) $        894  $     (1,125) $     (3,376) $     (2,305) $     (2,975) $   (35,497)

Net realized gain (loss) on sale
 of investments                           (2,097)      (10,839)       (1,378)       (2,194)         (271)       (3,653)     (51,511)

Distributions from capital gains          21,410         4,251           193         1,662         2,181         2,539      356,855

Net change in unrealized
 appreciation or depreciation of
 investments                              12,326        (9,882)      (10,903)      (33,781)      (23,691)      (17,560) (1,078,665)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations         23,699       (15,576)      (13,213)      (37,689)      (24,086)      (21,649)    (808,818)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments             1,922,342        64,791       151,452       607,757       396,851       560,131    1,091,340

Net transfers(1)                       1,800,468        38,662       151,945       567,879       398,967       561,642    1,176,748

Annuity payments                              --            --            --            --            --            --       (2,347)

Contract terminations:

   Surrender benefits and
    contract charges                     (64,768)         (344)       (5,629)      (17,923)       (3,916)      (27,456)    (43,016)

   Death benefits                             --            --            --            --            --            --      (14,376)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                          3,658,042       103,109       297,768     1,157,713       791,902     1,094,317    2,208,349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          156,948         7,220            --        32,682       150,667        18,376    2,869,840
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $  3,838,689  $     94,753  $    284,555  $  1,152,706  $    918,483  $  1,091,044  $ 4,269,371
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                    140,959         7,178            --        30,618       146,043        17,240    2,473,705

Contract purchase payments             1,754,185        69,927       144,472       591,412       405,472       558,732   1,136,371

Net transfers(1)                       1,654,905        49,583       149,083       561,910       415,841       560,775    1,181,046

Contract terminations:

   Surrender benefits and
    contract charges                     (56,590)         (407)       (6,057)      (17,873)       (4,074)      (28,179)     (45,164)

   Death benefits                             --            --            --            --            --            --      (15,069)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year       3,493,459       126,281       287,498     1,166,067       963,282     1,108,568    4,730,889
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                     SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            UVIS1         UVIS2         UVIS3         UVIS4
OPERATIONS

Investment income (loss) -- net     $     (1,125) $     (9,147) $     (4,733) $    (28,647)

Net realized gain (loss) on sale
 of investments                           (8,372)      (25,808)      (33,343)      (56,014)

Distributions from capital gains           7,197        53,745        32,826       116,449

Net change in unrealized
 appreciation or depreciation of
 investments                             (28,617)     (220,228)     (106,432)     (417,122)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations        (30,917)     (201,438)     (111,682)     (385,334)
===========================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                33,339       654,576        91,009       625,046

Net transfers(1)                         129,585       779,028       510,200     3,584,219

Annuity payments                              --            --          (171)           --

Contract terminations:

   Surrender benefits and
    contract charges                      (3,816)      (26,618)      (10,738)      (14,734)

   Death benefits                             --            --            --            --
-------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                            159,108     1,406,986       590,300     4,194,531
-------------------------------------------------------------------------------------------
Net assets at beginning of year           31,902       197,846       139,405       450,692
-------------------------------------------------------------------------------------------
Net assets at end of year           $    160,093  $  1,403,394  $    618,023  $  4,259,889
===========================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                     34,741       215,577       152,032       487,239

Contract purchase payments                44,467       981,587       120,173       914,880

Net transfers(1)                         191,688     1,172,065       770,883     5,705,872

Contract terminations:

   Surrender benefits and
    contract charges                      (6,080)      (43,805)      (19,437)      (22,485)

   Death benefits                             --            --            --            --
-------------------------------------------------------------------------------------------
Units outstanding at end of year         264,816     2,325,424     1,023,651     7,085,506
===========================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000           PBND1       UCMG1(1)        PCMG1       UCMG4(1)        PDEI1       UFIF2(1)     UFIF3(1)
OPERATIONS

Investment income (loss) -- net     $        841  $        298  $         14  $      3,172  $        (61) $        242  $       108

Net realized gain (loss) on
 investments                                  60            --            --             3            49             1           --

Net change in unrealized
 appreciation or depreciation of
 investments                               1,187             1            (3)           14         8,446           414          222
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations          2,088           299            11         3,189         8,434           657          330
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                89,791        54,653            94       585,259        14,575        23,090       10,194

Net transfers(2)                          (5,425)           --            --        46,601       220,913         1,966        5,102

Annuity payments                              --            --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                      (1,166)           --            (1)           --          (329)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions`                            83,200        54,653            93       631,860       235,159        25,056       15,296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              261            --           262            --           267            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $     85,549  $     54,952  $        366  $    635,049  $    243,860  $     25,713  $    15,626
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                        258            --           260            --           262            --           --

Contract purchase payments                87,715        53,407            91       572,858        14,864        22,629        9,850

Net transfers(2)                          (5,265)           --            --        45,427       229,295         1,883        4,875

Contract terminations:

   Surrender benefits and
    contract charges                      (1,125)           --            (1)           --          (337)           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          81,583        53,407           350       618,285       244,084        24,512       14,725
===================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        UFIF4(1)    PNDM1      UNDM4(1)  USPF1(1)  USPF2(1)   USPF3(1)   USPF4(1)
OPERATIONS

Investment income (loss) -- net                 $      148  $  116,826  $    265  $     (1) $       4  $      76  $     139

Net realized gain (loss) on
 investments                                             1      (7,257)        3         1          4         (1)        --

Net change in unrealized
 appreciation or depreciation of
 investments                                           350    (341,143)      (63)       63        (42)    (1,605)    (1,619)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations                      499    (231,574)      205        63        (34)    (1,530)    (1,480)
===========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          35,124   1,244,404    25,451     6,633         --     13,295     73,304

Net transfers(2)                                        --   1,073,929     3,903        (2)     2,247     19,304    29,505

Annuity payments                                        --     (10,499)       --        --         --         --         --

Contract terminations:

   Surrender benefits and
    contract charges                                    --      (7,102)       --        --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                                       35,124   2,300,732    29,354     6,631      2,247     32,599    102,809
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --         296        --        --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   35,623  $2,069,454  $ 29,559  $  6,694  $   2,213  $  31,069  $ 101,329
===========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                                   --         257        --        --         --         --         --

Contract purchase payments                          33,594   1,081,501    28,176     7,249         --     13,757     78,553

Net transfers(2)                                        --     967,900     4,071        --      2,398     19,934     31,382

Contract terminations:

   Surrender benefits and
    contract charges                                    --    (112,818)       --        --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    33,594   1,936,840    32,247     7,249      2,398     33,691    109,935
===========================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED) UGIP1(1)     UGIP2(1)    UGIP3(1)      UGIP4(1)      UPRG1(1)      UPRG2(1)    UPRG3(1)
OPERATIONS

Investment income (loss) -- net         $    (28)    $     (32) $       (184) $       (537) $        (55) $       (617) $      (666)

Net realized gain (loss) on
 investments                                   8             7            (1)          151            (8)          (51)      (2,698)

Net change in unrealized
 appreciation or depreciation of
 investments                               1,011         1,768         5,212        11,468        (2,939)      (40,172)     (32,920)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations            991         1,743         5,027        11,082        (3,002)      (40,840)     (36,284)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                25,069        22,588        82,194       223,497        38,386       269,503      254,627

Net transfers(2)                           4,008        38,779       121,636        48,758         2,173       121,685      122,280

Annuity payments                              --            --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                          --           (62)       (1,472)         (122)           --          (200)        (312)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                             29,077        61,305       202,358       272,133        40,559       390,988      376,595
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --            --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 30,068     $  63,048  $    207,385  $    283,215  $     37,557  $    350,148  $   340,311
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                         --            --            --            --            --            --           --

Contract purchase payments                26,684        24,318        86,805       239,464        44,608       290,668      279,988

Net transfers(2)                           4,214        40,589       128,206        52,279         2,543       147,183      146,082

Contract terminations:

   Surrender benefits and
    contract charges                          --           (64)       (1,584)         (126)           --          (250)        (390)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          30,898        64,843       213,427       291,617        47,151       437,601      425,680
===================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED) UPRG4(1)    UTEC1(1)     UTEC2(1)      UTEC3(1)      UTEC4(1)      WRES6(2)     USMC1(1)
OPERATIONS

Investment income (loss) -- net          $     (992) $     (34) $       (283) $       (318) $       (353) $       (757) $       (80)

Net realized gain (loss) on
 investments                                (13,665)       (10)          (74)          (71)           (1)           43          (34)

Net change in unrealized
 appreciation or depreciation of
 investments                                (35,403)    (3,540)      (35,442)      (33,007)      (34,608)       13,407      (5,128)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations           (50,060)    (3,584)      (35,799)      (33,396)      (34,962)       12,693       (5,242)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                  321,524     25,980       111,742       158,201       281,344       127,120       40,514

Net transfers(3)                            288,563      8,232        74,006        68,003        70,531        53,241       11,635

Annuity payments                                 --         --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                         (1,106)       (31)          (92)         (538)          (48)         (317)        (535)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                               608,981     34,181       185,656       225,666       351,827       180,044       51,614
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  --         --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $  558,921  $  30,597  $    149,857  $    192,270  $    316,865  $    192,737  $    46,372
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                            --         --            --            --            --            --           --

Contract purchase payments                  354,081     33,192       113,966       187,411       365,893       102,377       39,376

Net transfers(3)                            346,750     10,961       102,226        90,743        90,468        42,261       12,822

Contract terminations:

   Surrender benefits and
    contract charges                         (1,294)       (45)         (133)         (705)          (70)         (305)        (635)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year            699,537     44,108       216,059       277,449       456,291       144,333       51,563
===================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED) USMC2(1)        PSMC1      USMC4(1)    PVAS1       UMSS1(1)      UMSS2(1)       PMSS1
OPERATIONS

Investment income (loss) -- net              $   (204) $   (3,353) $    (496) $         (3) $        (25) $         (5) $        11

Net realized gain (loss) on
 investments                                      (14)     (1,067)       (55)            1             8             4           --

Net change in unrealized
 appreciation or depreciation of
 investments                                  (11,906)   (173,780)   (23,381)           65         1,000           211           30
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations             (12,124)   (178,200)   (23,932)           63           983           210           41
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    105,137     894,888    258,601            --        21,885            --           93

Net transfers(2)                               88,427     340,814     78,877            --            --         7,625           --

Annuity payments                                   --      (3,003)        --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                             (108)     (7,614)      (112)           (1)           --           (45)          (1)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                                 193,456   1,225,085    337,366            (1)       21,885         7,580           92
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    --         349         --           270            --            --          269
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $181,332  $1,047,234  $ 313,434  $        332  $     22,868  $      7,790  $       402
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                              --         243         --           259            --            --          260

Contract purchase payments                    104,801     626,807    265,297            --        20,898            --           88

Net transfers(2)                               97,069     256,806     84,061            --            --         7,199           --

Contract terminations:

   Surrender benefits and
    contract charges                             (120)    (29,089)      (124)           (1)           --           (43)          (1)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              201,750     854,767    349,234           258        20,898         7,156          347
===================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)  UMSS4(1)    UINT1(1)   UINT3(1)      UINT4(1)      UGRS1(1)      UGRS2(1)     UGRS3(1)
OPERATIONS

Investment income (loss) -- net             $     (6) $    (25) $       (118) $        (76) $         (3) $        (50) $       (84)

Net realized gain (loss) on
 investments                                       3         4            --            23             4             3           (1)

Net change in unrealized
 appreciation or depreciation of
 investments                                     834       770         2,118         1,455            47        (2,333)        (742)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations                831       749         2,000         1,402            48        (2,380)        (827)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    15,109    21,933        45,916        25,315         3,192        35,597      69,088

Net transfers(2)                                  --        --         4,852        27,324            --        34,077        2,644

Annuity payments                                  --        --            --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                              --        --            --            --            --            --          (19)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                                 15,109    21,933        50,768        52,639         3,192        69,674       71,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   --        --            --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 15,940  $ 22,682  $     52,768  $     54,041  $      3,240  $     67,294  $    70,886
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                             --        --            --            --            --            --           --

Contract purchase payments                    14,596    22,275        46,971        25,344         3,418        35,705       72,505

Net transfers(2)                                  --        --         4,930        27,839            --        35,359        2,435

Contract terminations:

   Surrender benefits and
    contract charges                              --        --            --            --            --            --          (21)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              14,596    22,275        51,901        53,183         3,418        71,064       74,919
===================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)   UGRS4(1)      UNDS1(1)   UNDS2(1)  PSND1(1)      UNDS4(1)      UTRS1(1)     UTRS2(1)
OPERATIONS

Investment income (loss) -- net             $   (172)     $    (21) $     (7) $        (28) $        (52) $        (99) $      (120)

Net realized gain (loss) on
 investments                                    (342)            3         3             2             1             6            7

Net change in unrealized
 appreciation or depreciation of
 investments                                  (5,436)        1,162        74         2,450         3,198         2,018        3,835
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations             (5,950)        1,144        70         2,424         3,147         1,925        3,722
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   168,742        17,362     3,968        20,320        53,768        28,266       88,762

Net transfers(2)                              14,267         8,219     2,592         9,639        19,948        21,052        3,296

Annuity payments                                  --            --        --            --            --            --           --

Contract terminations:

   Surrender benefits and
    contract charges                              --            --        --            --            --          (963)          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                                183,009        25,581     6,560        29,959        73,716        48,355       92,058
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   --            --        --            --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $177,059      $ 26,725  $  6,630  $     32,383  $     76,863  $     50,280  $    95,780
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                             --            --        --            --            --            --           --

Contract purchase payments                   172,672        18,114     3,862        24,133        55,388        26,706       82,875

Net transfers(2)                              14,581         8,449     2,716        10,754        20,911        19,245        3,024

Contract terminations:

   Surrender benefits and
    contract charges                              --            --        --            --            --          (860)          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             187,253        26,563     6,578        34,887        76,299        45,091       85,899
===================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED) PSTR1(1)      UTRS4(1)     PSUT1(2)    UGIN2(1)      PGIN1       UGIN4(1)       PIGR1
OPERATIONS

Investment income (loss) -- net              $     (19) $     (166) $      (4) $      (16) $       (543) $        (16) $   (11,274)

Net realized gain (loss) on
 investments                                        --           3         --           5            15             2       (2,473)

Net change in unrealized
 appreciation or depreciation of
 investments                                       615       4,621         40         918         7,152           519     (151,320)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations                  596       4,458         36         907         6,624           505     (165,067)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      22,743      70,490      7,184      19,815       123,688         4,714    2,218,356

Net transfers(3)                                   951      82,000         --      11,960        20,152        13,157      836,381

Annuity payments                                    --          --         --          --            --            --       (2,881)

Contract terminations:

   Surrender benefits and
    contract charges                                --          --         --          --           (51)           --      (12,027)

   Death benefits                                   --          --         --          --            --            --      (5,246)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                                   23,694     152,490      7,184      31,775       143,789        17,871    3,034,583
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     --          --         --          --           254            --          324
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  24,290  $  156,948  $   7,220  $   32,682  $    150,667  $     18,376  $ 2,869,840
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                               --          --         --          --           262            --          252

Contract purchase payments                      21,956      65,277      7,178      18,897       125,139         4,465    1,804,874

Net transfers(3)                                   911      75,682         --      11,721        20,694        12,775      713,250

Contract terminations:

   Surrender benefits and
    contract charges                                --          --         --          --           (52)           --      (39,803)

   Death benefits                                   --          --         --          --            --            --       (4,868)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                22,867     140,959      7,178      30,618       146,043        17,240    2,473,705
==================================================================================================================================

(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                              SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)         UVIS1(1)      UVIS2(1)      UVIS3(1)      UVIS4(1)
OPERATIONS

Investment income (loss) -- net                 $        (31) $       (306) $       (193) $       (819)

Net realized gain (loss) on
 investments                                              (1)            5        (1,976)         (867)

Net change in unrealized
 appreciation or depreciation of
 investments                                            (772)      (18,186)       (8,165)      (40,216)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations                       (804)      (18,487)      (10,334)      (41,902)
------------------------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS

Contract purchase payments                            18,803       134,464        81,720       420,683

Net transfers(2)                                      13,952        81,987        68,019        71,945

Annuity payments                                          --            --            --            --

Contract terminations:
------------------------------------------------------------------------------------------------------
   Surrender benefits and
    contract charges                                     (49)         (118)           --           (34)
------------------------------------------------------------------------------------------------------
Increase (decrease) from
 transactions                                         32,706       216,333       149,739       492,594
------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --            --            --            --
------------------------------------------------------------------------------------------------------
Net assets at end of year                       $     31,902  $    197,846  $    139,405  $    450,692
======================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of
 year                                         --            --            --            --

Contract purchase payments                19,733       127,672        79,605       414,247

Net transfers(2)                          15,061        88,033        72,427        73,029

Contract terminations:

   Surrender benefits and
    contract charges                         (53)         (128)           --           (37)
------------------------------------------------------------------------------------------
Units outstanding at end of year          34,741       215,577       152,032       487,239
==========================================================================================


(1) For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
--------------------------------------------------------------------------------------------------------------
PBND1                AXP(R) Variable Portfolio - Bond Fund                       IDS Life Insurance Company(1)

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund            IDS Life Insurance Company(1)
UCMG2
PCMG1
UCMG4

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund  IDS Life Insurance Company(1)

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund             IDS Life Insurance Company(1)
UFIF2
UFIF3
UFIF4

UNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)          IDS Life Insurance Company(1)
UNDM2
PNDM1
UNDM4

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund              IDS Life Insurance Company(1)
USPF2
USPF3
USPF4

UGIP1                Alliance VP Growth and Income Portfolio (Class B)           Alliance Capital Management, L.P.
UGIP2
UGIP3
UGIP4

UPRG1                Alliance VP Premier Growth Portfolio (Class B)              Alliance Capital Management, L.P.
UPRG2
UPRG3
UPRG4

UTEC1                Alliance VP Technology Portfolio (Class B)                  Alliance Capital Management, L.P.
UTEC2
UTEC3
UTEC4

WMDC6                Fidelity VIP Mid Cap Portfolio (Service Class 2)            Fidelity Management & Research Company (FMR)(2)

WRES6                FTVIPT Franklin Real Estate Fund - Class 2                  Franklin Advisers, Inc.

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                    Franklin Advisers, Inc.
USMC2
PSMC1
USMC4

PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2   Franklin Advisory Services, LLC
                        (previously FTVIPT Franklin Value Securities Fund -
                        Class 2)

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
UMSS2
PMSS1
UMSS4

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2(3)       Templeton Investment Counsel, LLC
UINT2                   (previously FTVIPT Templeton International Securities
                        Fund - Class 2)
UINT3
UINT4

                                       65

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
--------------------------------------------------------------------------------------------------------------
UGRS1                MFS(R) Investors Growth Stock Series - Service Class        MFS Investment Management(R)
UGRS2
UGRS3
UGRS4

UNDS1                MFS(R) New Discovery Series - Service Class                 MFS Investment Management(R)
UNDS2
PSND1
UNDS4

UTRS1                MFS(R) Total Return Series - Service Class                  MFS Investment Management(R)
UTRS2
PSTR1
UTRS4

PSUT1                MFS(R) Utilities Series - Service Class                     MFS Investment Management(R)

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares          Putnam Investment Management, LLC
UGIN2
PGIN1
UGIN4

PIGR1                Putnam VT International Growth Fund - Class IB Shares       Putnam Investment Management, LLC

UVIS1                Putnam VT Vista Fund - Class IB Shares                      Putnam Investment Management, LLC
UVIS2
UVIS3
UVIS4

(1) American Express Financial Corporation (AEFC) is the investment adviser.
(2) FMR U.K., FMR Far East, Fidelity Investments Japan Limited (FIJ) and FMR Co. Inc. (FMRC) are the sub-investment advisers.
(3) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 0.85% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

A maximum anniversary value death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.10% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                        0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                             0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.560% to 0.470%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                               0.290% to 0.260%
----------------------------------------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.]

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                                                        0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                             0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                               0.080% to 0.065%
----------------------------------------------------------------------------------------------------------------

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 2001 were as follows:

SUBACCOUNT           INVESTMENT                                                          SHARES                 NAV
-------------------------------------------------------------------------------------------------------------------
PBND1                AXP(R) Variable Portfolio - Bond Fund                               10,538          $    10.47
-------------------------------------------------------------------------------------------------------------------
UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                   564,765                1.00
UCMG2                                                                                 2,861,531                1.00
PCMG1                                                                                 2,419,194                1.00
UCMG4                                                                                 4,037,835                1.00
-------------------------------------------------------------------------------------------------------------------

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund          34,128               10.10
-------------------------------------------------------------------------------------------------------------------

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund                      3,086               10.33
UFIF2                                                                                   265,275               10.33
UFIF3                                                                                    85,749               10.33
UFIF4                                                                                   140,827               10.33
-------------------------------------------------------------------------------------------------------------------

UNDM1                AXP(R) Variable Portfolio - New Dimensions Fund(R)                     953               15.97
UNDM2                                                                                     3,842               15.97
PNDM1                                                                                   186,009               15.97
UNDM4                                                                                     9,110               15.97
-------------------------------------------------------------------------------------------------------------------

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                      11,476                7.82
USPF2                                                                                   157,043                7.82
USPF3                                                                                    83,896                7.82
USPF4                                                                                   178,981                7.82
-------------------------------------------------------------------------------------------------------------------

UGIP1                Alliance VP Growth and Income Portfolio (Class B)                   28,046               22.03
UGIP2                                                                                   157,459               22.03
UGIP3                                                                                    94,184               22.03
UGIP4                                                                                   205,690               22.03
-------------------------------------------------------------------------------------------------------------------

UPRG1                Alliance VP Premier Growth Portfolio (Class B)                      19,397               25.00
UPRG2                                                                                    92,314               25.00
UPRG3                                                                                    50,711               25.00
UPRG4                                                                                   151,266               25.00
-------------------------------------------------------------------------------------------------------------------

UTEC1                Alliance VP Technology Portfolio (Class B)                          10,869               17.15
UTEC2                                                                                    41,334               17.15
UTEC3                                                                                    23,577               17.15
UTEC4                                                                                    66,459               17.15
-------------------------------------------------------------------------------------------------------------------

WMDC6                Fidelity VIP Mid Cap Portfolio (Service Class 2)                    28,514               19.49
-------------------------------------------------------------------------------------------------------------------

WRES6                FTVIPT Franklin Real Estate Fund - Class 2                          38,630               17.99
-------------------------------------------------------------------------------------------------------------------

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                            13,189               17.85
USMC2                                                                                    91,328               17.85
PSMC1                                                                                   161,578               17.85
USMC4                                                                                   196,860               17.85
-------------------------------------------------------------------------------------------------------------------

PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2              268               10.89
                        (previously FTVIPT Franklin Value Securities Fund -
                        Class 2)
-------------------------------------------------------------------------------------------------------------------

UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                       5,082               14.03
UMSS2                                                                                   109,027               14.03
PMSS1                                                                                    21,914               14.03
UMSS4                                                                                   112,962               14.03
-------------------------------------------------------------------------------------------------------------------

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                  23,392               11.74
UINT2                   (previously FTVIPT Templeton International Securities
                        Fund - Class 2)                                                  63,865               11.74
UINT3                                                                                    36,923               11.74
UINT4                                                                                   113,049               11.74
-------------------------------------------------------------------------------------------------------------------

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                23,755                9.67
UGRS2                                                                                   166,541                9.67
UGRS3                                                                                    48,479                9.67
UGRS4                                                                                   139,779                9.67
-------------------------------------------------------------------------------------------------------------------

UNDS1                MFS(R) New Discovery Series - Service Class                          7,138               15.22
UNDS2                                                                                    19,661               15.22
PSND1                                                                                    16,981               15.22
UNDS4                                                                                    28,124               15.22
-------------------------------------------------------------------------------------------------------------------

                                       68

SUBACCOUNT           INVESTMENT                                                          SHARES                 NAV
-------------------------------------------------------------------------------------------------------------------
UTRS1                MFS(R) Total Return Series - Service Class                          47,222          $    18.54
UTRS2                                                                                   204,651               18.54
PSTR1                                                                                   105,348               18.54
UTRS4                                                                                   207,049               18.54
-------------------------------------------------------------------------------------------------------------------
PSUT1                MFS(R) Utilities Series - Service Class                              5,959               15.90

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                  12,140               23.44
UGIN2                                                                                    49,177               23.44
PGIN1                                                                                    39,184               23.44
UGIN4                                                                                    46,546               23.44

PIGR1                Putnam VT International Growth Fund - Class IB Shares              345,418               12.36

UVIS1                Putnam VT Vista Fund - Class IB Shares                              14,118               11.34
UVIS2                                                                                   123,756               11.34
UVIS3                                                                                    54,499               11.34
UVIS4                                                                                   375,652               11.34
-------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:

SUBACCOUNT           INVESTMENT                                                                           PURCHASES
--------------------------------------------------------------------------------------------------------------------
PBND1                AXP(R) Variable Portfolio - Bond Fund                                               $   33,847
--------------------------------------------------------------------------------------------------------------------

UCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                       937,517
UCMG2                                                                                                     3,577,543
PCMG1                                                                                                     2,751,993
UCMG4                                                                                                     4,005,536
--------------------------------------------------------------------------------------------------------------------

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                             548,503
--------------------------------------------------------------------------------------------------------------------

UFIF1                AXP(R) Variable Portfolio - Federal Income Fund                                         44,883
UFIF2                                                                                                     2,745,253
UFIF3                                                                                                       891,327
UFIF4                                                                                                     1,463,220
--------------------------------------------------------------------------------------------------------------------

UNDM1                AXP(R) Variable Portfolio - New Dimensions Fund(R)                                      15,510
UNDM2                                                                                                        60,290
PNDM1                                                                                                     1,882,315
UNDM4                                                                                                       148,882
--------------------------------------------------------------------------------------------------------------------

USPF1                AXP(R) Variable Portfolio - S&P 500 Index Fund                                         112,774
USPF2                                                                                                     1,220,919
USPF3                                                                                                       688,638
USPF4                                                                                                     1,426,317
--------------------------------------------------------------------------------------------------------------------

UGIP1                Alliance VP Growth and Income Portfolio (Class B)                                      690,990
UGIP2                                                                                                     3,532,609
UGIP3                                                                                                     2,381,380
UGIP4                                                                                                     4,526,498
--------------------------------------------------------------------------------------------------------------------

UPRG1                Alliance VP Premier Growth Portfolio (Class B)                                         569,798
UPRG2                                                                                                     2,557,368
UPRG3                                                                                                     1,339,440
UPRG4                                                                                                     3,831,683
--------------------------------------------------------------------------------------------------------------------

UTEC1                Alliance VP Technology Portfolio (Class B)                                             227,800
UTEC2                                                                                                       780,785
UTEC3                                                                                                       435,159
UTEC4                                                                                                     1,153,335
--------------------------------------------------------------------------------------------------------------------

WMDC6                Fidelity VIP Mid Cap Portfolio (Service Class 2)                                       548,737
--------------------------------------------------------------------------------------------------------------------

WRES6                FTVIPT Franklin Real Estate Fund - Class 2                                             495,304
--------------------------------------------------------------------------------------------------------------------

USMC1                FTVIPT Franklin Small Cap Fund - Class 2                                               297,949
USMC2                                                                                                     1,635,233
PSMC1                                                                                                     2,130,693
USMC4                                                                                                     3,312,354
--------------------------------------------------------------------------------------------------------------------

PVAS1                FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                6,030
                        (previously FTVIPT Franklin Value Securities Fund - Class 2)
--------------------------------------------------------------------------------------------------------------------

                                       69

SUBACCOUNT           INVESTMENT                                                                           PURCHASES
-------------------------------------------------------------------------------------------------------------------
UMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                      $   74,507
UMSS2                                                                                                     1,497,105
PMSS1                                                                                                       321,723
UMSS4                                                                                                     1,772,288
-------------------------------------------------------------------------------------------------------------------

UINT1                FTVIPT Templeton Foreign Securities Fund - Class 2                                     449,155
UINT2                   (previously FTVIPT Templeton International Securities Fund - Class 2)               884,018
UINT3                                                                                                       458,607
UINT4                                                                                                     1,505,944
-------------------------------------------------------------------------------------------------------------------

UGRS1                MFS(R) Investors Growth Stock Series - Service Class                                   549,707
UGRS2                                                                                                     1,754,665
UGRS3                                                                                                       481,483
UGRS4                                                                                                     1,415,065
-------------------------------------------------------------------------------------------------------------------

UNDS1                MFS(R) New Discovery Series - Service Class                                             98,329
UNDS2                                                                                                       290,439
PSND1                                                                                                       230,460
UNDS4                                                                                                       367,912
-------------------------------------------------------------------------------------------------------------------

UTRS1                MFS(R) Total Return Series - Service Class                                             885,674
UTRS2                                                                                                     3,690,972
PSTR1                                                                                                     2,006,675
UTRS4                                                                                                     3,792,960
-------------------------------------------------------------------------------------------------------------------

PSUT1                MFS(R) Utilities Series - Service Class                                                223,871
-------------------------------------------------------------------------------------------------------------------

UGIN1                Putnam VT Growth and Income Fund - Class IB Shares                                     310,171
UGIN2                                                                                                     1,234,121
PGIN1                                                                                                       840,762
UGIN4                                                                                                     1,153,699
-------------------------------------------------------------------------------------------------------------------

PIGR1                Putnam VT International Growth Fund - Class IB Shares                                2,712,096
-------------------------------------------------------------------------------------------------------------------

UVIS1                Putnam VT Vista Fund - Class IB Shares                                                 185,068
UVIS2                                                                                                     1,585,012
UVIS3                                                                                                       752,119
UVIS4                                                                                                     4,492,219
-------------------------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                          PBND1    UCMG1    UCMG2    PCMG1    UCMG4   PDEI1    UFIF1    UFIF2   UFIF3    UFIF4
                                          ------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $1.05    $1.03   $ 1.00   $ 1.05   $ 1.03   $1.00    $1.06   $ 1.05   $1.06   $ 1.06
------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                   $1.11    $1.06   $ 1.01   $ 1.08   $ 1.05   $1.01    $1.11   $ 1.10   $1.11   $ 1.11
Units (000s)                                 99      554    2,828    2,250    3,857     342       30    2,495     799    1,321
Net assets (000s)                         $ 111    $ 586   $2,857   $2,423   $4,054   $ 344    $  33   $2,754   $ 891   $1,469
------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       6.43%    2.91%    2.80%    2.64%    2.99%   1.07%    4.25%    4.39%    4.39%   4.41%
Expense ratio(2)                           1.25%    1.00%    1.10%    1.25%    1.35%   1.25%    1.00%    1.10%    1.25%   1.35%
Total return(3)                            5.71%    2.91%    1.00%    2.86%    1.94%   1.00%    4.72%    4.76%    4.72%   4.72%
------------------------------------------------------------------------------------------------------------------------------

                                          UNDM1    UNDM2    PNDM1    UNDM4    USPF1     USPF2    USPF3    USPF4   UGIP1    UGIP2
                                          --------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                   $0.92    $0.92   $ 1.03   $ 0.92   $ 0.92    $ 0.92   $ 0.92   $ 0.92   $0.97   $ 0.97
------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                   $0.76    $0.76   $ 0.85   $ 0.75   $ 0.80    $ 0.80   $ 0.80   $ 0.80   $0.97   $ 0.96
Units (000s)                                 20       81    3,478      193      112     1,567      817    1,756     640    3,601
Net assets (000s)                         $  15    $  61   $3,005   $  145   $   90    $1,251   $  657   $1,398   $ 618   $3,469
------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.34%    0.43%    0.24%    0.28%    1.15%     1.20%    1.03%    1.08%    0.53%   0.35%
Expense ratio(2)                           1.00%    1.10%    1.25%    1.35%    1.00%     1.10%    1.25%    1.35%    1.00%   1.10%
Total return(3)                          (17.39%) (17.39%) (17.48%) (18.48%) (13.04%)  (13.04%) (13.04%) (13.04%)   0.00%  (1.03%)
------------------------------------------------------------------------------------------------------------------------------

                                       70

                                          UGIP3    UGIP4   UPRG1     UPRG2    UPRG3     UPRG4    UTEC1    UTEC2    UTEC3    UTEC4
                                         ----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                  $ 0.97   $ 0.97   $ 0.80   $ 0.80   $ 0.80    $ 0.80   $ 0.69   $ 0.69   $ 0.69   $ 0.69
---------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                  $ 0.96   $ 0.96   $ 0.65   $ 0.65   $ 0.65    $ 0.65   $ 0.51   $ 0.51   $ 0.51   $ 0.51
Units (000s)                              2,152    4,722      741    3,531    1,944     5,808      364    1,387      793    2,237
Net assets (000s)                        $2,075   $4,531   $  485   $2,308   $1,268    $3,782   $  186   $  709   $  404   $1,140
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.46%    0.45%      --       --       --        --       --       --       --       --
Expense ratio(2)                           1.25%    1.35%    1.00%    1.10%    1.25%     1.35%    1.00%    1.10%    1.25%    1.35%
Total return(3)                           (1.03%)  (1.03%) (18.75%) (18.75%) (18.75%)  (18.75%) (26.09%) (26.09%) (26.09%) (26.09%)
---------------------------------------------------------------------------------------------------------------------------------

                                        WMDC6(4)   WRES6    USMC1    USMC2    PSMC1     USMC4    PVAS1    UMSS1    UMSS2    PMSS1
                                        -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                      --   $ 1.34   $ 0.90   $ 0.90   $ 1.21    $ 0.90   $ 1.29   $ 1.09   $ 1.09   $ 1.16
---------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                  $ 1.06   $ 1.42   $ 0.75   $ 0.75   $ 1.01    $ 0.75   $ 1.45   $ 1.16   $ 1.16   $ 1.22
Units (000s)                                522      488      312    2,165    2,844     4,683        2       61    1,321      252
Net assets (000s)                        $  556   $  695   $  235   $1,630   $2,884    $3,514   $    3   $   71   $1,530   $  307
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                         --     3.86%    0.28%    0.33%    0.33%     0.33%    0.58%    1.62%    0.63%    1.02%
Expense ratio(2)                           1.25%    1.25%    1.00%    1.10%    1.25%     1.35%    1.25%    1.00%    1.10%    1.25%
Total return(3)                            6.00%    5.97%  (16.67%) (16.67%) (16.53%)  (16.67%)  12.40%    6.42%    6.42%    5.17%
---------------------------------------------------------------------------------------------------------------------------------

                                          UMSS4    UINT1    UINT2    UINT3    UINT4      UGRS1    UGRS2    UGRS3    UGRS4    UNDS1
                                         -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                  $ 1.09   $ 1.02   $ 1.02   $ 1.02   $ 1.02    $ 0.95   $ 0.95   $ 0.95   $ 0.95   $ 1.01
---------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                  $ 1.15   $ 0.85   $ 0.85   $ 0.84   $ 0.84    $ 0.71   $ 0.70   $ 0.70   $ 0.70   $ 0.95
Units (000s)                              1,374      324      887      514    1,576       326    2,288      662    1,928      115
Net assets (000s)                        $1,585   $  275   $  750   $  433   $1,327    $  230   $1,610   $  469   $1,352   $  109
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       1.21%    2.18%    1.23%    1.23%    2.64%     0.02%    0.02%    0.03%    0.04%      --
Expense ratio(2)                           1.35%    1.00%    1.10%    1.25%    1.35%     1.00%    1.10%    1.25%    1.35%    1.00%
Total return(3)                            5.50%  (16.67%) (16.67%) (17.65%) (17.65%)  (25.26%) (26.32%) (26.32%) (26.32%) (5.94%)
---------------------------------------------------------------------------------------------------------------------------------

                                          UNDS2    PSND1    UNDS4    UTRS1    UTRS2     PSTR1    UTRS4    PSUT1    UGIN1    UGIN2
                                         ---------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                  $ 1.01   $ 0.93   $ 1.01   $ 1.12   $ 1.12   $  1.06   $ 1.11   $ 1.01   $ 1.07   $ 1.07
---------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                  $ 0.95   $ 0.87   $ 0.94   $ 1.10   $ 1.10   $  1.05   $ 1.10   $ 0.75   $ 0.99   $ 0.99
Units (000s)                                317      293      454      792    3,440     1,861    3,493      126      287    1,166
Net assets (000s)                        $  300   $  258   $  428   $  875   $3,794   $ 1,953   $3,839   $   95   $  285   $1,153
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                         --       --       --     0.90%    0.88%     0.89%    0.87%    2.76%    0.19%    0.44%
Expense ratio(2)                           1.10%    1.25%    1.35%    1.00%    1.10%     1.25%    1.35%    1.25%    1.00%    1.10%
Total return(3)                           (5.94%)  (6.45%)  (6.93%)  (1.79%)  (1.79%)   (0.94%)  (0.90%) (25.74%)  (7.48%)  (7.48%)
---------------------------------------------------------------------------------------------------------------------------------

                                       71

                                          PGIN1    UGIN4    PIGR1    UVIS1    UVIS2     UVIS3    UVIS4
                                         -------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                  $ 1.03   $ 1.07   $ 1.15   $ 0.92   $ 0.92   $  0.92   $ 0.92
---------------------------------------------------------------------------------------------------------------------------------

AT DEC. 31, 2001
Accumulation unit value                  $ 0.95   $ 0.98   $ 0.90   $ 0.60   $ 0.60   $  0.60   $ 0.60
Units (000s)                                963    1,109    4,731      265    2,325     1,024    7,086
Net assets (000s)                        $  918   $1,091   $4,269   $  160   $1,403   $   618   $4,260
---------------------------------------------------------------------------------------------------------------------------------

FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                       0.70%    0.72%    0.25%      --       --        --       --
Expense ratio(2)                           1.25%    1.35%    1.25%    1.00%    1.10%     1.25%    1.35%
Total return(3)                           (7.77%)  (8.41%) (21.74%) (34.78%) (34.78%)  (34.78%) (34.78%)
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.
(4) Operations commenced on May 1, 2001.

PART C.

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Jan. 28, 2002.
     Consolidated Balance sheets as of Dec. 31, 2001 and 2000.
     Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000 and 1999.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000 and 1999.
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express New Solutions Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - American Express Innovations Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

2.        Not applicable.

3.1 Form of Selling Agreement, filed electronically as Exhibit 3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 240343), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.2 Form of Performance Credit Rider for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 240349), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb 11, 2000, is incorporated by reference.

4.3 Form of Maximum Anniversary Value Death Benefit Rider for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (240346), filed electronically as
          Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 240350), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

4.5 Form of Roth IRA Endorsement for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 43094) filed electronically as
          Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.6 Form of SEP-IRA for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 43433) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of Benefit Protector(SM) Death Benefit Rider for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.8 Form of Benefit Protector(SM) Plus Death Benefit Rider for the American Express New Solutions(R) Variable Annuity and the American Express Innovations(SM) Variable Annuity (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

5.        Form of Variable  Annuity  Application  for the  American  Express New
          Solutions Variable Annuity and the American Express Innovations Variable Annuity (form 240345), filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American Enterprise Life, filed electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 (c) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (d) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(d) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (e) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(e) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (f) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (g) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement by and between Fidelity Distributors Corporation and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.4(g) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (h) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(h) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (a) Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.3 (b) Copy of Amendment, dated June 29, 2001, to Participation Agreement by and among MFS Variable Insurance Trust,
          Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 (c) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds, Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.4 (b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 (c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 (d) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.5 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 Copy of Participation Agreement by and among Evergreen Variable Annuity Trust and American Enterprise Life Insurance Company, dated July 15, 2000, is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.1 Consent of Independent Auditors for American Express New Solutions Variable Annuity, filed electronically herewith.

10.2 Consent of Independent Auditors for American Express Innovations Variable Annuity, is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297 filed on or about April 28, 2000, is incorporated by reference.

14.       Not applicable.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically herewith.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, is filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                         Vice President and Treasurer
                                      19th Floor
                                      New York, NY 10004





Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.   Number of Contract owners

           As of March 31, 2002, there were 16,960 nonqualified contracts and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.   Indemnification

           The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

           The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

           The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827            None                None                  None
Financial Advisors
Inc.


Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

           (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2002.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                         By American Enterprise Life Insurance Company
                                    (Sponsor)

                         By /s/       Carol A. Holton*
                                      ---------------
                                      Carol A. Holton
                         President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2002.

Signature                                           Title

/s/  Gumer C. Alvero*                   Director, Chairman of the Board and
     ---------------                    Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**               Director
     --------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                   Director, President and Chief
     ---------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                Director
     -------------------
     Paul S. Mannweiler

/s/  James M. Odland**                  Vice President, General Counsel and
     -----------------                  Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*               Director
     -------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                 Vice President and Controller
     -----------------
     Philip C. Wentzel

/s/  David L. Yowan*                    Vice President and Treasurer
     --------------
     David L. Yowan

 * Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically herewith as Exhibit 15.1 to this Post-Effective Amendment.

** Signed pursuant to Power of Attorney, dated April 9, 2002, filed electronically herewith as Exhibit 15.2 to this Post-Effective Amendment.



By: /s/ James M. Odland
        ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRATION STATEMENT
  NO. 333-92297

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

Part C.

     Other Information.

     Exhibits

     The signatures.